UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number    811-21977

                             Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                              Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                             Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

April 30, 2019

TAO	Invesco China Real Estate ETF

HAO	Invesco China Small Cap ETF

CQQQ	Invesco China Technology ETF

PIZ	Invesco DWA Developed Markets Momentum ETF

PIE	Invesco DWA Emerging Markets Momentum ETF

FRN	Invesco Frontier Markets ETF

PXF	Invesco FTSE RAFI Developed Markets ex-U.S. ETF

PDN	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

PXH	Invesco FTSE RAFI Emerging Markets ETF

PBD	Invesco Global Clean Energy ETF

PIO	Invesco Global Water ETF

IPKW	Invesco International BuyBack Achievers™ ETF

CUT	Invesco MSCI Global Timber ETF

LVL	Invesco S&P Global Dividend Opportunities Index ETF

CGW	Invesco S&P Global Water Index ETF

IDHQ	Invesco S&P International Developed Quality ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco China Real Estate ETF (TAO)

April 30, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Real Estate Development	53.7
Diversified Real Estate Activities	25.5
Real Estate Operating Companies	13.5
Retail REITs	5.6
Sub-Industry Types Each Less Than 3%	1.7
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.0%
	Diversified Real Estate Activities—25.5%
135,662	Chinese Estates Holdings Ltd. (Hong Kong)	$141,794
328,605	Far East Consortium International Ltd. (Hong Kong)	155,812
562,267	Hang Lung Properties Ltd. (Hong Kong)	1,321,565
425,252	Henderson Land Development Co. Ltd. (Hong Kong)	2,618,053
1,010,406	Joy City Property Ltd. (China)	144,244
169,256	Kerry Properties Ltd. (Hong Kong)	722,726
1,623,840	New World Development Co. Ltd. (Hong Kong)	2,686,599
935,921	Shenzhen Investment Ltd. (China)	372,202
183,518	Sun Hung Kai Properties Ltd. (Hong Kong)	3,167,249
138,978	Swire Pacific Ltd., Class A (Hong Kong)	1,759,058
254,038	Swire Pacific Ltd., Class B (Hong Kong)	503,193
328,434	Wharf Holdings Ltd. (The) (Hong Kong)	944,017
220,738	Wheelock & Co. Ltd. (Hong Kong)	1,571,394

		16,107,906

	Diversified REITs—0.7%
290,523	Sunlight Real Estate Investment Trust (Hong Kong)	213,669
379,263	Yuexiu Real Estate Investment Trust (Hong Kong)	256,213

		469,882

	Office REITs—1.0%
565,149	Champion REIT (Hong Kong)	478,317
342,407	Prosperity (Hong Kong)	147,082

		625,399

	Real Estate Development—53.7%
411,245	Agile Group Holdings Ltd. (China)	621,685
364,916	China Aoyuan Group Ltd. (China)	442,342
856,965	China Evergrande Group (China)(b)	2,747,173
1,181,154	China Jinmao Holdings Group Ltd. (China)	764,813
398,885	China Overseas Grand Oceans Group Ltd. (China)	212,524
783,644	China Overseas Land & Investment Ltd. (China)	2,931,648
698,264	China Resources Land Ltd. (China)	3,039,452
562,864	China SCE Group Holdings Ltd. (China)	265,454

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate Development (continued)
1,246,706	China South City Holdings Ltd. (China)	$189,102
448,175	China Vanke Co. Ltd., H-Shares (China)	1,733,769
1,034,520	CIFI Holdings Group Co. Ltd. (China)	687,008
359,813	CK Asset Holdings Ltd. (Hong Kong)	2,889,364
2,028,805	Country Garden Holdings Co. Ltd. (China)	3,268,679
485,944	Future Land Development Holdings Ltd. (China)	579,139
166,756	Greentown China Holdings Ltd. (China)	150,912
288,197	Guangzhou R&F Properties Co. Ltd., H-Shares (China)	572,324
189,498	Hopson Development Holdings Ltd. (China)	207,966
290,665	Jiayuan International Group Ltd. (China)	130,042
336,840	K Wah International Holdings Ltd. (Hong Kong)	211,239
621,018	Kaisa Group Holdings Ltd. (China)	263,593
342,550	KWG Group Holdings Ltd. (China)	400,822
418,601	Landing International Development Ltd. (Hong Kong)(c)	133,391
358,409	Logan Property Holdings Co. Ltd. (China)	571,050
422,014	Longfor Group Holdings Ltd. (China)	1,554,568
552,113	Poly Property Group Co. Ltd. (China)	231,531
442,598	Powerlong Real Estate Holdings Ltd. (China)	214,941
181,006	Ronshine China Holdings Ltd. (China)(c)(d)	249,173
299,975	Shimao Property Holdings Ltd. (China)	913,835
984,828	Shui On Land Ltd. (China)	239,761
941,283	Sino Land Co. Ltd. (Hong Kong)	1,655,710
886,949	Sino-Ocean Group Holding Ltd. (China)	397,948
652,040	Sunac China Holdings Ltd. (China)	3,361,844
151,111	Times China Holdings Ltd. (China)	274,663
1,077,591	Wang On Properties Ltd. (Hong Kong)	141,474
186,866	Yanlord Land Group Ltd. (China)	200,429
1,758,255	Yuexiu Property Co. Ltd. (China)	407,885
518,077	Yuzhou Properties Co. Ltd. (China)	273,388
1,161,803	Zall Smart Commerce Group Ltd. (China)(b)(c)	453,147
362,571	Zhenro Properties Group Ltd. (China)(d)	250,020

		33,833,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco China Real Estate ETF (TAO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate Management & Development—0.0%
76,080	Asian Growth Properties Ltd. (Hong Kong)(c)(e)	$0

	Real Estate Operating Companies—13.5%
451,630	China Logistics Property Holdings Co. Ltd. (China)(c)(d)	170,972
244,118	Hang Lung Group Ltd. (Hong Kong)	726,560
331,492	Hongkong Land Holdings Ltd. (Hong Kong)	2,310,499
175,181	Hysan Development Co. Ltd. (Hong Kong)	980,249
191,799	Red Star Macalline Group Corp. Ltd., H-Shares (China)(d)	181,399
6,017,791	Renhe Commercial Holdings Co. Ltd. (China)(c)	199,432
531,535	SOHO China Ltd. (China)(c)	192,414
299,086	Swire Properties Ltd. (Hong Kong)	1,214,201
327,643	Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,509,922

		8,485,648

	Retail REITs—5.6%
397,663	Fortune Real Estate Investment Trust (Hong Kong)	514,984
259,537	Link REIT (Hong Kong)	3,026,950

		3,541,934

	Total Common Stocks & Other Equity Interests (Cost $58,941,335)	63,064,577

	Money Market Funds—0.0%
11,241	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(f) (Cost $11,241)	11,241

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $58,952,576)—100.0%	63,075,818

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—1.3%
589,431	Invesco Government & Agency Portfolio—Institutional Class 2.34%(f)(g)	589,431
197,076	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(f)(g)	197,135

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $786,566)	786,566

	Total Investments in Securities (Cost $59,739,142)—101.3%	63,862,384

	Other assets less liabilities—(1.3)%	(821,856)

	Net Assets—100.0%	$63,040,528

Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $851,564, which represented 1.35% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following countries:

Hong Kong	52.3%
China	47.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Small Cap ETF (HAO)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Industrials	19.3
Consumer Discretionary	14.8
Real Estate	14.6
Information Technology	11.3
Materials	9.7
Financials	7.9
Health Care	7.7
Consumer Staples	5.9
Utilities	3.8
Communication Services	3.0
Energy	2.1
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Communication Services—3.0%
24,844	Bilibili, Inc. ADR (China)(b)	$442,223
11,731	Bitauto Holdings Ltd. ADR (China)(b)(c)	150,626
5,089	Changyou.com Ltd. ADR (China)(b)(c)	98,981
453,546	CITIC Telecom International Holdings Ltd. (China)	187,884
54,061	Fang Holdings Ltd. ADR (China)(b)	82,173
11,153	HUYA, Inc. ADR (China)(b)(c)	266,445
36,050	IMAX China Holding, Inc. (Hong Kong)(d)	99,253
404,955	Leyou Technologies Holdings Ltd. (China)(b)(c)	116,138
82,394	NetDragon Websoft Holdings Ltd. (Hong Kong)	240,501
19,550	Sogou, Inc. ADR (China)(b)(c)	111,239
9,724	Sohu.com Ltd. ADR (China)(b)(c)	200,995
181,252	Tian Ge Interactive Holdings Ltd. (China)(d)	56,140

		2,052,598

	Consumer Discretionary—14.8%
236,014	361 Degrees International Ltd. (China)	52,044
193,566	Ajisen China Holdings Ltd. (Hong Kong)	82,160
1,635,437	Asia Television Holdings Ltd. (Hong Kong)(b)	47,737
502,331	BAIC Motor Corp. Ltd., H-Shares (China)(d)	352,158
9,632	Baozun, Inc. ADR (China)(b)(c)	467,152
1,149,681	Bosideng International Holdings Ltd. (Hong Kong)	316,531
8,653	Bright Scholar Education Holdings Ltd. ADR (China)(b)(c)	104,874
172,873	Chaowei Power Holdings Ltd. (China)	79,546
156,970	China Animation Characters Co. Ltd. (Hong Kong)(d)	45,418

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
1,154,119	China Dongxiang Group Co. Ltd. (China)	$170,645
166,348	China Education Group Holdings Ltd. (China)(c)(d)	257,408
985,887	China First Capital Group Ltd. (Hong Kong)(b)	414,692
228,054	China Harmony New Energy Auto Holding Ltd. (China)	80,810
143,478	China Lilang Ltd. (China)	149,597
470,386	China Maple Leaf Educational Systems Ltd. (China)	219,442
176,837	China New Higher Education Group Ltd. (China)(d)	78,891
689,261	China Travel International Investment Hong Kong Ltd. (China)	159,018
383,541	China Yongda Automobiles Services Holdings Ltd. (China)	371,544
353,547	China Yuhua Education Corp. Ltd. (China)(d)	157,725
341,216	China ZhengTong Auto Services Holdings Ltd. (China)	188,757
428,747	Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	95,090
163,294	Cogobuy Group (China)(b)(d)	59,944
265,273	Cosmo Lady China Holdings Co. Ltd. (China)(d)	81,826
180,290	Crystal International Group Ltd. (Hong Kong)(d)	87,325
263,860	Dah Chong Hong Holdings Ltd. (China)	96,525
338,220	Fu Shou Yuan International Group Ltd. (China)	289,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Small Cap ETF (HAO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Discretionary (continued)
137,996	Golden Eagle Retail Group Ltd. (China)	$163,582
3,681,144	GOME Retail Holdings Ltd. (China)(b)(c)	422,290
286,126	Goodbaby International Holdings Ltd. (China)	81,329
207,213	Grand Baoxin Auto Group Ltd. (China)	72,369
419,358	Haichang Ocean Park Holdings Ltd. (China)(b)(d)	88,732
1,306	Hailiang Education Group, Inc. ADR (China)(b)(c)	75,213
114,833	Hisense Home Appliances Group Co. Ltd., H-Shares (China)	156,909
2,145,015	Huayi Tencent Entertainment Co. Ltd. (Hong Kong)(b)	57,416
16,725,409	Imperial Pacific International Holdings Ltd. (Hong Kong)(b)	383,737
55,770	JNBY Design Ltd. (China)(d)	110,184
23,620	Jumei International Holding Ltd. ADR (China)(b)	57,397
11,933	Kandi Technologies Group, Inc. (China)(b)(c)	63,006
236,542	Kasen International Holdings Ltd. (China)(c)	192,058
519,981	Li Ning Co. Ltd. (China)(b)	945,131
338,784	Ozner Water International Holding Ltd. (China)(d)	68,660
645,044	Pou Sheng International Holdings Ltd. (Hong Kong)	151,284
121,928	Q Technology Group Co. Ltd. (China)(d)	125,729
235,869	Qingling Motors Co. Ltd., H-Shares (China)	70,652
388,037	Shanghai Jin Jiang International Hotels Group Co. Ltd., H-Shares (China)	95,953
589,602	Skyworth Digital Holdings Ltd. (Hong Kong)	174,354
10,532	Tarena International, Inc. ADR (China)	53,503
199,458	TCL Electronics Holdings Ltd. (China)	106,779
228,847	Tianneng Power International Ltd. (China)	214,688
23,608	Tuniu Corp. ADR (China)(b)(c)	108,597
508,408	Virscend Education Co. Ltd. (China)(d)	225,516
174,241	Wisdom Education International Holdings Co. Ltd. (China)(d)	102,163
92,120	Xiabuxiabu Catering Management China Holdings Co. Ltd. (China)(d)	162,038
251,034	Xingda International Holdings Ltd. (China)	79,674
140,063	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares (China)	107,474
371,059	Xtep International Holdings Ltd. (China)	211,415
323,068	Yadea Group Holdings Ltd. (China)(d)	110,772
158,103	Zhongsheng Group Holdings Ltd. (China)	415,138

		9,960,304

	Consumer Staples—5.9%
200,002	Ausnutria Dairy Corp. Ltd. (China)	322,740
2,056,001	C.P. Pokphand Co. Ltd. (Hong Kong)	175,583
698,297	China Agri-Industries Holdings Ltd. (China)	225,188
230,490	China Foods Ltd. (China)	90,487
1,348,437	China Huishan Dairy Holdings Co. Ltd. (China)(b)(e)	0
222,871	China Huiyuan Juice Group Ltd. (China)(b)(e)	0
758,961	China Modern Dairy Holdings Ltd. (China)(b)(c)	114,153
649,534	Dali Foods Group Co. Ltd. (China)(d)	461,978
60,696	Health and Happiness H&H International Holdings Ltd. (China)(b)	372,126

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Consumer Staples (continued)
544,006	Tibet Water Resources Ltd. (Hong Kong)(b)	$158,790
117,201	Tsingtao Brewery Co. Ltd., H-Shares (China)	746,941
396,480	Uni-President China Holdings Ltd. (China)	362,853
94,149	Vinda International Holdings Ltd. (Hong Kong)	180,488
132,076	Yihai International Holding Ltd. (China)	651,508
188,206	Zhou Hei Ya International Holdings Co. Ltd. (China)(d)	99,316

		3,962,151

	Energy—2.1%
657,700	Anton Oilfield Services Group/Hong Kong (China)(b)	90,539
662,752	China Coal Energy Co. Ltd., H-Shares (China)	292,289
540,401	China Suntien Green Energy Corp. Ltd., H-Shares (China)	155,672
287,725	NewOcean Energy Holdings Ltd. (Hong Kong)(b)	79,217
314,347	Sinopec Kantons Holdings Ltd. (China)	140,237
667,003	Sinopec Oilfield Service Corp., H-Shares (China)(b)	89,269
531,289	Yanzhou Coal Mining Co. Ltd., H-Shares (China)	566,137

		1,413,360

	Financials—7.9%
150,073	Bank of Chongqing Co. Ltd., H-Shares (China)	97,366
434,620	Bank of Gansu Co. Ltd., H-Shares (China)(b)(d)	121,322
351,263	Central China Securities Co. Ltd., H-Shares (China)(d)	90,442
962,510	China Everbright Bank Co. Ltd., H-Shares (China)	474,789
316,870	China International Capital Corp. Ltd., H-Shares (China)(d)	680,155
263,507	China Merchants Securities Co. Ltd., H-Shares (China)(d)	360,057
3,212,211	China Minsheng Financial Holding Corp. Ltd. (Hong Kong)(b)	56,912
1,922,006	China Reinsurance Group Corp., H-Shares (China)	391,976
4,407,740	Chong Sing Holdings FinTech GR (China)(b)	32,024
795,200	Chongqing Rural Commercial Bank Co. Ltd., H-Shares (China)	464,223
251,286	CSC Financial Co. Ltd., H-Shares (China)(d)	214,279
87,193	Everbright Securities Co. Ltd., H-Shares (China)(d)	83,576
12,747	Fanhua, Inc. ADR (China)(c)	331,167
1,000,859	Guotai Junan International Holdings Ltd. (China)	201,565
170,458	Guotai Junan Securities Co. Ltd., H-Shares (China)(d)	364,147
275,852	Huishang Bank Corp. Ltd., H-Shares (China)	118,141
15,353	LexinFintech Holdings Ltd. ADR (China)(b)	198,054
1,932	Noah Holdings Ltd. ADR (China)(b)	104,985
260,034	Orient Securities Co. Ltd., H-Shares (China)(d)	187,931
18,717	PPDAI Group, Inc. ADR (China)	97,703
16,848	Qudian, Inc. ADR (China)(b)	118,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco China Small Cap ETF (HAO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials (continued)
101,924	Sheng Ye Capital Ltd. (China)(b)(d)	$95,748
3,470	Yirendai Ltd. ADR (China)(c)	54,965
602,410	Yixin Group Ltd. (China)(b)(d)	147,427
69,808	ZhongAn Online P&C Insurance Co. Ltd., H-Shares (China)(b)(d)	251,812

		5,339,376

	Health Care—7.7%
209,136	3SBio, Inc. (China)(d)	386,529
98,078	AK Medical Holdings Ltd. (China)(d)	49,880
863,000	China Animal Healthcare Ltd. (China)(b)(e)	0
426,928	China Grand Pharmaceutical and Healthcare Holdings Ltd. (Hong Kong)(b)	251,409
205,597	China Resources Medical Holdings Co. Ltd. (China)	149,375
88,705	China Shineway Pharmaceutical Group Ltd. (China)	88,644
97,163	Consun Pharmaceutical Group Ltd. (China)	68,116
261,934	Dawnrays Pharmaceutical Holdings Ltd. (China)	47,743
133,656	Essex Bio-Technology Ltd. (China)	123,172
282,321	Genertec Universal Medical Group Co. Ltd. (China)(d)	224,910
302,003	Genscript Biotech Corp. (China)(b)(c)	769,886
69,860	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares (China)	361,971
2,279,911	Hua Han Health Industry Holdings Ltd. (Hong Kong)(b)(e)	0
698,045	Lifetech Scientific Corp. (China)(b)	146,809
38,270	Livzon Pharmaceutical Group, Inc., H-Shares (China)	139,023
497,199	Luye Pharma Group Ltd. (China)(d)	449,960
126,296	Microport Scientific Corp. (China)	118,804
12,644	Shanghai Haohai Biological Technology Co. Ltd., H-Shares (China)(d)	81,066
1,497,412	Sihuan Pharmaceutical Holdings Group Ltd. (China)	402,725
8,228	Sinovac Biotech Ltd. (China)(b)(e)	53,235
533,705	SSY Group Ltd. (Hong Kong)	504,086
187,354	Tong Ren Tang Technologies Co. Ltd., H-Shares (China)	259,822
202,793	United Laboratories International Holdings Ltd. (The) (Hong Kong)	118,645
33,512	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H-Shares (China)(d)	165,950
8,085	Zai Lab Ltd. ADR (China)(b)(c)	215,465

		5,177,225

	Industrials—19.3%
7,426	51job, Inc. ADR (China)(b)	685,717
64,664	A-Living Services Co. Ltd., H-Shares (China)(b)(d)	103,028
123,826	Anhui Expressway Co. Ltd., H-Shares (China)	83,651
889,118	AviChina Industry & Technology Co. Ltd., H-Shares (China)(c)	522,451
50,032	BEST, Inc. ADR (China)(b)(c)	296,690
120,544	CAR, Inc. (China)(b)	97,567

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
89,818	China Aircraft Leasing Group Holdings Ltd. (China)(d)	$103,036
757,085	China Communications Services Corp. Ltd., H-Shares (China)	609,883
501,866	China Eastern Airlines Corp. Ltd., H-Shares (China)	356,310
1,961,664	China Energy Engineering Corp. Ltd., H-Shares (China)	235,038
134,477	China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	101,474
162,898	China International Marine Containers Group Co. Ltd., H-Shares (China)	205,351
1,650	China International Marine Containers Group Co. Ltd., H-Shares (China) Rts. expiring 12/31/19(b)	0
313,863	China Lesso Group Holdings Ltd. (China)	222,033
229,616	China Machinery Engineering Corp., H-Shares (China)	111,217
626,930	China Southern Airlines Co. Ltd., H-Shares (China)	546,588
190,111	CIMC Enric Holdings Ltd. (China)	184,649
748,065	CITIC Resources Holdings Ltd. (China)	70,560
1,186,107	COSCO SHIPPING Development Co. Ltd., H-Shares (China)(b)	160,256
369,599	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares (China)	238,849
816,222	COSCO SHIPPING Holdings Co. Ltd., H-Shares (China)(b)	379,740
163,696	COSCO SHIPPING International Hong Kong Co. Ltd. (China)	56,962
78,957	CSSC Offshore and Marine Engineering Group Co. Ltd., H-Shares (China)(b)	74,776
539,627	Dalian Port PDA Co. Ltd., H-Shares (China)(c)	69,470
107,980	Dongfang Electric Corp. Ltd., H-Shares (China)(b)	82,443
63,580	Dongjiang Environmental Co. Ltd., H-Shares (China)	70,749
377,559	Greentown Service Group Co. Ltd. (China)(d)	325,805
453,435	Guangshen Railway Co. Ltd., H-Shares (China)	162,408
206,732	Haitian International Holdings Ltd. (China)	517,528
213,465	Harbin Electric Co. Ltd., H-Shares (China)(c)	114,278
385,893	Jiangsu Expressway Co. Ltd., H-Shares (China)	548,929
514,508	Lonking Holdings Ltd. (China)	174,445
908,164	Metallurgical Corp. of China Ltd., H-Shares (China)	251,194
347,634	Qingdao Port International Co. Ltd., H-Shares (China)(b)(d)	241,492
213,747	Qinhuangdao Port Co. Ltd., H-Shares (China)	47,134
289,426	Sany Heavy Equipment International Holdings Co. Ltd. (China)(b)	138,342
21,122	Seaspan Corp. (Hong Kong)	214,177
780,425	Shanghai Electric Group Co. Ltd., H-Shares (China)	304,395
141,226	Shanghai Industrial Holdings Ltd. (China)	331,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco China Small Cap ETF (HAO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Industrials (continued)
221,643	Shenzhen Expressway Co. Ltd., H-Shares (China)	$269,800
315,771	Shenzhen International Holdings Ltd. (China)	681,016
2,602,695	Shougang Concord International Enterprises Co. Ltd. (China)(b)	106,159
263,599	Sichuan Expressway Co. Ltd., H-Shares (China)	88,030
115,386	SingAsia Holdings Ltd. (Singapore)(b)	76,038
383,353	Sinopec Engineering Group Co. Ltd., H-Shares (China)	370,385
678,552	Sinotrans Ltd., H-Shares (China)	278,499
209,519	Sinotruk Hong Kong Ltd. (China)	453,467
405,210	SITC International Holdings Co. Ltd. (China)	430,239
508,199	Tianjin Port Development Holdings Ltd. (China)	58,947
244,690	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares (China)	266,978
211,284	Yuexiu Transport Infrastructure Ltd. (China)	172,089
454,408	Zhejiang Expressway Co. Ltd., H-Shares (China)	487,110
412,683	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares (China)	241,969

		13,021,282

	Information Technology—11.3%
24,717	21Vianet Group, Inc. ADR (China)(b)	194,276
1,001,943	AGTech Holdings Ltd. (Hong Kong)(b)	60,024
2,827,938	Anxin-China Holdings Ltd. (China)(b)(e)	0
199,581	BYD Electronic International Co. Ltd. (China)	356,658
125,948	Camsing International Holding Ltd. (Hong Kong)	134,049
12,362	Cheetah Mobile, Inc. ADR (China)(b)(c)	77,881
448,090	China Railway Signal & Communication Corp. Ltd., H-Shares (China)(d)	328,982
686,631	Chinasoft International Ltd. (China)(c)	391,215
438,657	Comba Telecom Systems Holdings Ltd. (Hong Kong)(b)	106,793
1,155,484	Coolpad Group Ltd. (China)(b)(e)	0
2,981	Daqo New Energy Corp. ADR (China)(b)(c)	110,446
323,157	Digital China Holdings Ltd. (Hong Kong)(b)	154,053
490,842	FIT Hon Teng Ltd. (Taiwan)(d)	255,888
3,826,002	GCL-Poly Energy Holdings Ltd. (China)(b)(c)	273,098
18,198	GDS Holdings Ltd. ADR (China)(b)(c)	712,088
580,313	Hi Sun Technology China Ltd. (Hong Kong)(b)	99,857
17,366	Hollysys Automation Technologies Ltd. (China)	363,470
142,514	Hua Hong Semiconductor Ltd. (China)(d)	336,784
8,537	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	166,130
271,283	Ju Teng International Holdings Ltd. (Hong Kong)	79,185
243,708	Kingboard Laminates Holdings Ltd. (Hong Kong)	255,655
574,254	Kingdee International Software Group Co. Ltd. (China)	702,684
172,931	Legend Holdings Corp., H-Shares (China)(d)	470,604
35,350	Link Motion, Inc. ADR (China)(b)(e)	0
491,832	Meitu, Inc. (China)(b)(c)(d)	180,549

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
57,212	Nanjing Sample Technology Co. Ltd., H-Shares (China)	$57,100
308,064	National Agricultural Holdings Ltd. (China)(b)(e)	0
127,054	O-Net Technologies Group Ltd. (China)(b)	73,686
84,806	Shanghai Fudan Microelectronics Group Co. Ltd., H-Shares (China)(b)	139,661
148,353	Wasion Holdings Ltd. (China)	75,638
897,150	Xinyi Solar Holdings Ltd. (China)	511,161
10,242	Xunlei Ltd. ADR (China)(b)(c)	35,847
54,374	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H-Shares (China)(c)(d)	133,901
238,929	ZTE Corp., H-Shares (China)(b)	758,321

		7,595,684

	Materials—9.7%
1,248,090	Aluminum Corp. of China Ltd., H-Shares (China)(b)	488,393
343,035	Angang Steel Co. Ltd., H-Shares (China)	230,427
739,301	BBMG Corp., H-Shares (China)	260,085
525,711	China BlueChemical Ltd., H-Shares (China)	178,914
630,776	China Hongqiao Group Ltd. (China)	519,389
345,902	China Metal Resources Utilization Ltd. (China)(b)(d)	169,305
1,145,204	China Molybdenum Co. Ltd., H-Shares (China)	430,616
365,388	China Oriental Group Co. Ltd. (China)	224,019
219,540	China Sanjiang Fine Chemicals Co. Ltd. (China)	57,366
448,060	China Zhongwang Holdings Ltd. (China)	244,436
223,613	CPMC Holdings Ltd. (China)	94,343
367,312	Dongyue Group Ltd. (China)	267,335
378,595	Fufeng Group Ltd. (China)	200,266
237,249	Greatview Aseptic Packaging Co. Ltd. (China)	144,247
255,191	Huabao International Holdings Ltd. (Hong Kong)	119,701
376,928	Jiangxi Copper Co. Ltd., H-Shares (China)	499,662
1,236,552	Jinchuan Group International Resources Co. Ltd. (China)(b)	115,059
415,707	Lee & Man Paper Manufacturing Ltd. (China)	337,000
548,820	Maanshan Iron & Steel Co. Ltd., H-Shares (China)(c)	252,535
687,283	MMG Ltd. (China)(b)	296,975
104,105	Shandong Chenming Paper Holdings Ltd., H-Shares (China)	54,007
1,073,582	Shougang Fushan Resources Group Ltd. (China)	260,000
386,542	Silver Grant International Industries Ltd. (China)(b)	73,905
558,244	Sinofert Holdings Ltd. (China)(b)	69,021
973,088	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares (China)	440,317
321,158	Tiangong International Co. Ltd. (China)	84,737
724,800	West China Cement Ltd. (China)	101,624
331,749	Zhaojin Mining Industry Co. Ltd., H-Shares (China)	285,429

		6,499,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco China Small Cap ETF (HAO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Real Estate—14.6%
270,708	Beijing Capital Land Ltd., H-Shares (China)(c)	$113,523
223,604	Beijing North Star Co. Ltd., H-Shares (China)	88,639
515,534	C C Land Holdings Ltd. (Hong Kong)	118,938
216,190	Central China Real Estate Ltd. (China)	107,470
406,046	China Aoyuan Group Ltd. (China)	492,199
502,867	China Logistics Property Holdings Co. Ltd. (China)(b)(d)	190,368
443,418	China Overseas Grand Oceans Group Ltd. (China)	236,252
404,935	China Overseas Property Holdings Ltd. (China)	191,489
626,193	China SCE Group Holdings Ltd. (China)	295,321
1,386,604	China South City Holdings Ltd. (China)	210,322
121,884	Colour Life Services Group Co. Ltd. (China)(d)	88,709
457,163	Fantasia Holdings Group Co. Ltd. (China)	86,825
540,226	Future Land Development Holdings Ltd. (China)	643,831
185,068	Greentown China Holdings Ltd. (China)	167,485
226,020	Guorui Properties Ltd. (China)(d)	47,535
210,432	Hopson Development Holdings Ltd. (China)	230,940
323,343	Jiayuan International Group Ltd. (China)	144,662
1,126,063	Joy City Property Ltd. (China)	160,755
690,708	Kaisa Group Holdings Ltd. (China)	293,173
381,546	KWG Group Holdings Ltd. (China)	446,452
400,194	Logan Property Holdings Co. Ltd. (China)	637,625
296,018	LVGEM China Real Estate Investment Co. Ltd. (China)	92,819
563,025	Mingfa Group International Co. Ltd. (Hong Kong)(b)(e)	0
403,850	Minmetals Land Ltd. (China)	77,729
613,626	Poly Property Group Co. Ltd. (China)	257,327
493,182	Powerlong Real Estate Holdings Ltd. (China)	239,506
213,131	Red Star Macalline Group Corp. Ltd., H-Shares (China)(d)	201,574
280,104	Redco Group (China)(d)	111,750
6,688,723	Renhe Commercial Holdings Co. Ltd. (China)(b)	221,667
201,699	Ronshine China Holdings Ltd. (China)(b)(d)	277,659
443,117	Shanghai Industrial Urban Development Group Ltd. (China)	88,675
1,041,203	Shenzhen Investment Ltd. (China)	414,071
1,096,196	Shui On Land Ltd. (China)	266,874
987,510	Sino-Ocean Group Holding Ltd. (China)	443,067
677,907	Skyfame Realty Holdings Ltd. (China)	111,467
592,197	SOHO China Ltd. (China)(b)	214,373
461,544	Suncity Group Holdings Ltd. (China)(b)	141,780
248,080	Sunshine 100 China Holdings Ltd. (China)(b)(d)	50,278
168,173	Times China Holdings Ltd. (China)	305,676
11,456	Xinyuan Real Estate Co. Ltd. ADR (China)	50,979
207,693	Yanlord Land Group Ltd. (China)	222,768
1,957,896	Yuexiu Property Co. Ltd. (China)	454,199
577,187	Yuzhou Properties Co. Ltd. (China)	304,580
403,850	Zhenro Properties Group Ltd. (China)(d)	278,485

		9,819,816

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Utilities—3.8%
10,036,788	Beijing Enterprises Clean Energy Group Ltd. (China)(b)	$161,194
626,542	Beijing Jingneng Clean Energy Co. Ltd., H-Shares (China)	125,382
722,194	China Datang Corp. Renewable Power Co. Ltd., H-Shares (China)	82,848
189,750	China Everbright Greentech Ltd. (China)(d)	139,312
1,408,523	China Oil & Gas Group Ltd. (China)(b)	86,177
1,364,663	China Power International Development Ltd. (China)	363,544
106,252	China Tian Lun Gas Holdings Ltd. (China)	110,513
269,449	China Water Affairs Group Ltd. (Hong Kong)	277,163
1,974,414	Concord New Energy Group Ltd. (Hong Kong)	96,891
888,724	Datang International Power Generation Co. Ltd., H-Shares (China)	229,958
643,502	Huadian Fuxin Energy Corp. Ltd., H-Shares (China)	138,618
516,560	Huadian Power International Corp. Ltd., H-Shares (China)	220,572
1,511,775	Huaneng Renewables Corp. Ltd., H-Shares (China)	435,492
297,968	SIIC Environment Holdings Ltd. (Singapore)	67,859

		2,535,523

	Total Common Stocks & Other Equity Interests (Cost $72,731,432)	67,376,432

	Money Market Funds—0.2%
128,950	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(f) (Cost $128,950)	128,950

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $72,860,382)—100.3%	67,505,382

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—6.7%
3,414,675	Invesco Government & Agency Portfolio—Institutional Class 2.34%(f)(g)	3,414,675
1,137,884	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(f)(g)	1,138,225

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,552,900)	4,552,900

	Total Investments in Securities (Cost $77,413,282)—107.0%	72,058,282

	Other assets less liabilities—(7.0)%	(4,743,627)

	Net Assets—100.0%	$67,314,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco China Small Cap ETF (HAO) (continued)

April 30, 2019

(Unaudited)

Abbreviations:

ADR—American Depositary Receipt

Rts.—Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $10,821,411, which represented 16.08% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:

China	91.3%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco China Technology ETF (CQQQ)

April 30, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Interactive Media & Services	34.3
Internet & Direct Marketing Retail	28.7
Electronic Equipment, Instruments & Components	11.2
Entertainment	6.5
Semiconductors & Semiconductor Equipment	5.8
Technology Hardware, Storage & Peripherals	4.3
IT Services	4.2
Industry Types Each Less Than 3%	5.1
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Communications Equipment—2.4%
1,859,521	BYD Electronic International Co. Ltd. (China)	$3,323,028
4,114,434	Comba Telecom Systems Holdings Ltd. (Hong Kong)(b)(c)	1,001,678
1,185,660	O-Net Technologies Group Ltd. (China)(c)	687,633
507,527	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H-Shares (China)(b)(d)	1,249,831
2,226,611	ZTE Corp., H-Shares (China)(c)	7,066,894

		13,329,064

	Electronic Equipment, Instruments & Components—11.2%
2,108,220	AAC Technologies Holdings, Inc. (China)	13,624,131
2,144,054	Anxin-China Holdings Ltd. (China)(c)(e)	0
1,174,405	Camsing International Holding Ltd. (Hong Kong)(b)	1,249,940
4,177,756	China Railway Signal & Communication Corp. Ltd., H-Shares (China)(d)	3,067,259
33,527,639	China Youzan Ltd. (Hong Kong)(b)(c)	2,649,596
4,570,505	FIT Hon Teng Ltd. (Taiwan)(d)	2,382,717
161,830	Hollysys Automation Technologies Ltd. (China)	3,387,102
2,543,134	Ju Teng International Holdings Ltd. (Hong Kong)	742,317
1,978,970	Kingboard Holdings Ltd. (China)	6,444,883
2,270,082	Kingboard Laminates Holdings Ltd. (Hong Kong)	2,381,367
536,882	Nanjing Sample Technology Co. Ltd., H-Shares (China)	535,828
2,172,269	PAX Global Technology Ltd. (Hong Kong)	1,013,397
1,802,093	Sunny Optical Technology Group Co. Ltd. (China)	21,970,861

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Electronic Equipment, Instruments & Components (continued)
12,601,460	Tongda Group Holdings Ltd. (Hong Kong)(b)	$1,365,289
5,524,834	Truly International Holdings Ltd. (Hong Kong)(b)(c)	929,561
2,064,205	VSTECS Holdings Ltd. (China)	1,131,374
1,390,690	Wasion Holdings Ltd. (China)	709,047

		63,584,669

	Entertainment—6.5%
231,525	Bilibili, Inc. ADR (China)(c)	4,121,145
47,235	Changyou.com Ltd. ADR (China)(c)	918,721
103,932	HUYA, Inc. ADR (China)(c)	2,482,936
3,776,961	Leyou Technologies Holdings Ltd. (China)(b)(c)	1,083,203
766,104	NetDragon Websoft Holdings Ltd. (Hong Kong)	2,236,187
91,538	NetEase, Inc. ADR (China)	26,045,307

		36,887,499

	Interactive Media & Services—34.3%
264,542	58.com, Inc. ADR (China)(c)	18,991,470
162,634	Autohome, Inc. ADR (China)(b)(c)	18,782,601
255,149	Baidu, Inc. ADR (China)(c)	42,413,418
109,330	Bitauto Holdings Ltd. ADR (China)(b)(c)	1,403,797
501,771	Fang Holdings Ltd. ADR (China)(c)	762,692
407,253	Momo, Inc. ADR (China)	14,282,363
185,354	SINA Corp. (China)(c)	11,666,181
181,461	Sogou, Inc. ADR (China)(b)(c)	1,032,513
90,607	Sohu.com Ltd. ADR (China)(c)	1,872,847
1,158,150	Tencent Holdings Ltd. (China)	57,277,156
1,683,597	Tian Ge Interactive Holdings Ltd. (China)(d)	521,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco China Technology ETF (CQQQ) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Interactive Media & Services (continued)
186,007	Weibo Corp. ADR (China)(b)(c)	$12,741,479
142,334	YY, Inc. ADR (China)(c)	12,042,880

		193,790,867

	Internet & Direct Marketing Retail—28.7%
265,366	Alibaba Group Holding Ltd. ADR (China)(c)	49,243,969
89,769	Baozun, Inc. ADR (China)(b)(c)	4,353,796
514,830	Ctrip.com International Ltd. ADR (China)(c)	22,678,261
1,136,800	JD.com, Inc. ADR (China)(c)	34,410,936
5,590,462	Meituan Dianping, Class B (China)(c)(d)	40,616,965
1,234,920	Vipshop Holdings Ltd. ADR (China)(c)	10,632,661

		161,936,588

	IT Services—4.2%
230,333	21Vianet Group, Inc. ADR (China)(c)	1,810,417
9,342,109	AGTech Holdings Ltd. (Hong Kong)(c)	559,665
6,396,225	Chinasoft International Ltd. (China)(b)	3,644,317
3,014,835	Digital China Holdings Ltd. (Hong Kong)(c)	1,437,210
169,587	GDS Holdings Ltd. ADR (China)(b)(c)	6,635,939
5,402,478	Hi Sun Technology China Ltd. (Hong Kong)(c)	929,633
1,782,327	SUNeVision Holdings Ltd. (Hong Kong)	1,519,842
2,748,342	TravelSky Technology Ltd., H-Shares (China)	7,058,798

		23,595,821

	Semiconductors & Semiconductor Equipment—5.8%
755,038	ASM Pacific Technology Ltd. (Hong Kong)	8,743,366
27,676	Daqo New Energy Corp. ADR (China)(c)	1,025,396
35,653,526	GCL-Poly Energy Holdings Ltd. (China)(b)(c)	2,544,928
1,324,898	Hua Hong Semiconductor Ltd. (China)(d)	3,130,957
79,559	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	1,548,218
9,211,104	Semiconductor Manufacturing International Corp. (China)(c)	9,850,506
787,741	Shanghai Fudan Microelectronics Group Co. Ltd., H-Shares (China)(c)	1,297,271
8,353,208	Xinyi Solar Holdings Ltd. (China)	4,759,329

		32,899,971

	Software—2.7%
115,256	Cheetah Mobile, Inc. ADR (China)(c)	726,113
5,352,427	Kingdee International Software Group Co. Ltd. (China)	6,549,481
2,913,316	Kingsoft Corp. Ltd. (China)(b)	7,445,380
367,331	Link Motion, Inc. ADR (China)(c)(e)	0
534,446	National Agricultural Holdings Ltd. (China)(c)(e)	0
95,489	Xunlei Ltd. ADR (China)(b)(c)	334,212

		15,055,186

	Technology Hardware, Storage & Peripherals—4.3%
32,020,701	China Goldjoy Group Ltd. (Hong Kong)(b)	1,265,253
1,977,868	Coolpad Group Ltd. (China)(c)(e)	0
1,611,766	Legend Holdings Corp., H-Shares (China)(d)	4,386,163
18,412,729	Lenovo Group Ltd. (China)	17,062,296
4,584,524	Meitu, Inc. (China)(b)(c)(d)	1,682,952

		24,396,664

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $533,789,019)—100.1%	565,476,329

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—3.4%
14,319,187	Invesco Government & Agency Portfolio—Institutional Class 2.34%(f)(g)	$14,319,187
4,771,631	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(f)(g)	4,773,062

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,092,249)	19,092,249

	Total Investments in Securities (Cost $552,881,268)—103.5%	584,568,578

	Other assets less liabilities—(3.5)%	(19,771,228)

	Net Assets—100.0%	$564,797,350

Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $57,038,314, which represented 10.10% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:

China	94.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Developed Markets Momentum ETF (PIZ)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Industrials	15.7
Health Care	13.9
Financials	13.2
Consumer Staples	11.0
Consumer Discretionary	10.9
Information Technology	9.1
Materials	8.7
Communication Services	5.4
Energy	3.9
Real Estate	3.5
Sector Types Each Less Than 3%	4.3
Money Market Funds Plus Other Assets Less Liabilities	0.4

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.6%
	Australia—5.6%
26,613	CSL Ltd.	$3,719,527
205,661	Magellan Financial Group Ltd.	6,457,499

		10,177,026

	Belgium—0.5%
5,941	Ackermans & van Haaren N.V.	954,769

	Canada—17.2%
90,324	Algonquin Power & Utilities Corp.	1,026,653
18,598	Bank of Nova Scotia (The)	1,020,042
50,964	Canadian Apartment Properties REIT	1,815,867
33,862	Canadian National Railway Co.	3,132,462
18,013	CGI, Inc., Class A(a)	1,291,253
5,609	Constellation Software, Inc.	4,928,807
26,580	Emera, Inc.(b)	994,082
38,975	Fortis, Inc.	1,434,762
115,449	Kirkland Lake Gold Ltd.	3,716,991
25,668	Metro, Inc.	925,437
94,206	Pembina Pipeline Corp.	3,354,496
18,119	Royal Bank of Canada	1,438,125
6,274	Shopify, Inc., Class A(a)	1,519,295
54,865	Toromont Industries Ltd.	2,841,544
36,204	Toronto-Dominion Bank (The)	2,056,727

		31,496,543

	Denmark—9.8%
117,778	Ambu A/S, Class B(b)	3,375,997
8,988	Chr. Hansen Holding A/S	916,117
10,966	Coloplast A/S, Class B	1,182,257
48,334	GN Store Nord A/S	2,471,969

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Denmark (continued)
60,126	Novo Nordisk A/S, Class B	$2,937,863
27,115	Novozymes A/S, Class B	1,262,611
60,351	Royal Unibrew A/S	4,321,366
15,384	SimCorp A/S	1,506,843

		17,975,023

	Finland—2.0%
29,426	Elisa Oyj	1,247,548
24,874	Huhtamaki Oyj(b)	948,073
44,817	Neste Oyj	1,478,666

		3,674,287

	France—6.0%
7,645	Airbus SE	1,044,238
2,600	Kering S.A.	1,535,584
10,508	Pernod Ricard S.A.	1,829,452
9,070	Safran S.A.	1,320,402
6,229	Teleperformance	1,195,818
20,610	Ubisoft Entertainment S.A.(a)	1,964,223
21,663	Vinci S.A.	2,185,482

		11,075,199

	Germany—3.7%
11,081	adidas AG	2,845,074
18,462	Deutsche Wohnen SE	829,063
6,424	Hannover Rueck SE	967,597
5,207	MTU Aero Engines AG	1,223,702
10,279	Symrise AG	987,237

		6,852,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco DWA Developed Markets Momentum ETF (PIZ) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong—4.0%
67,945	Jardine Matheson Holdings Ltd.	$4,470,781
145,578	Link REIT	1,697,859
164,603	Techtronic Industries Co. Ltd.	1,189,613

		7,358,253

	Ireland—1.1%
9,008	Kerry Group PLC, Class A	1,007,508
19,330	Kingspan Group PLC	1,015,568

		2,023,076

	Israel—1.2%
16,517	Nice Ltd.(a)	2,276,878

	Italy—0.5%
189,006	Snam SpA	961,023

	Japan—6.4%
18,046	Daifuku Co. Ltd.	1,098,558
9,127	Hikari Tsushin, Inc.	1,683,220
1,378	Japan Hotel REIT Investment Corp.	1,122,196
1,653	Keyence Corp.	1,025,862
77,871	Nexon Co. Ltd.(a)	1,115,889
9,812	OBIC Co. Ltd.	1,132,950
12,000	Oriental Land Co. Ltd.	1,322,020
21,955	PeptiDream, Inc.(a)	1,180,790
10,654	SoftBank Group Corp.	1,105,337
18,439	Yamaha Corp.	951,957

		11,738,779

	Luxembourg—0.7%
2,763	Eurofins Scientific SE(b)	1,263,370

	Netherlands—1.8%
18,745	Argenx SE(a)	2,399,060
34,921	Koninklijke Ahold Delhaize N.V.	839,858

		3,238,918

	New Zealand—8.1%
425,477	a2 Milk Co. Ltd.(a)	4,758,498
758,229	Auckland International Airport Ltd.	4,030,134
90,601	Fisher & Paykel Healthcare Corp. Ltd.	955,269
622,065	Ryman Healthcare Ltd.	5,040,491

		14,784,392

	Norway—0.8%
42,348	Aker BP ASA	1,393,236

	Russia—0.5%
116,907	Evraz PLC	956,499

	Singapore—0.5%
112,979	Oversea-Chinese Banking Corp. Ltd.	1,004,295

	South Africa—0.6%
41,105	Anglo American PLC	1,061,764

	Sweden—3.5%
71,026	Fabege AB(b)	985,061
32,088	Hexagon AB, Class B	1,748,389
20,543	Investor AB, Class B	978,228
87,484	Nibe Industrier AB, Class B	1,174,207

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Sweden (continued)
110,378	Tele2 AB, Class B	$1,471,041

		6,356,926

	Switzerland—4.4%
508	Givaudan S.A.	1,315,615
10,118	Nestle S.A.	973,572
10,524	Schindler Holding AG-PC	2,270,045
8,044	Sika AG	1,231,466
1,192	Straumann Holding AG	962,256
14,001	Swiss RE AG	1,347,339

		8,100,293

	United Kingdom—19.4%
51,037	Bunzl PLC(b)	1,536,279
43,317	Compass Group PLC	984,276
51,429	Croda International PLC	3,473,623
25,381	Diageo PLC	1,069,899
64,004	Fevertree Drinks PLC	2,623,316
50,308	Halma PLC	1,180,185
103,935	Hiscox Ltd.	2,268,184
70,315	HomeServe PLC	994,578
84,353	InterContinental Hotels Group PLC	5,463,150
86,937	Intermediate Capital Group PLC	1,339,625
288,328	Legal & General Group PLC	1,045,695
15,518	London Stock Exchange Group PLC	1,014,334
13,454	Next PLC	1,011,317
59,486	Ocado Group PLC(a)	1,056,604
33,646	Persimmon PLC	980,768
21,538	Reckitt Benckiser Group PLC	1,739,995
424,065	Rightmove PLC	2,988,612
35,005	Spirax-Sarco Engineering PLC	3,764,827
421,039	Taylor Wimpey PLC	995,682

		35,530,949

	United States—1.3%
110,698	Burford Capital Ltd.	2,359,492

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $159,699,198)—99.6%	182,613,663

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—3.4%
4,661,802	Invesco Government & Agency Portfolio—Institutional Class 2.34%(c)(d)	4,661,802
1,553,468	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(c)(d)	1,553,934

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,215,736)	6,215,736

	Total Investments in Securities (Cost $165,914,934)—103.0%	188,829,399

	Other assets less liabilities—(3.0)%	(5,560,046)

	Net Assets—100.0%	$183,269,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco DWA Developed Markets Momentum ETF (PIZ) (continued)

April 30, 2019

(Unaudited)

Abbreviations:

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco DWA Emerging Markets Momentum ETF (PIE)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Consumer Discretionary	19.4
Information Technology	16.1
Financials	15.3
Industrials	11.2
Consumer Staples	11.0
Real Estate	10.8
Utilities	5.5
Materials	5.2
Communication Services	3.1
Sector Types Each Less Than 3%	2.4
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.9%
	Brazil—9.8%
82,800	B2W Cia Digital(a)	$801,737
87,080	Banco Bradesco S.A. (Preference Shares)	784,322
79,260	Banco Santander Brasil S.A. ADR	907,527
50,406	Braskem S.A. ADR	1,232,427
93,600	Braskem S.A. (Preference Shares), Class A	1,132,119
96,500	Centrais Eletricas Brasileiras S.A.	798,813
217,202	Cia Energetica de Minas Gerais ADR	803,647
218,400	Cia Energetica de Minas Gerais (Preference Shares)	814,929
127,800	Equatorial Energia S.A.	2,656,097
64,962	GOL Linhas Aereas Inteligentes S.A. ADR(a)	734,720
37,900	IRB Brasil Resseguros S.A.	900,896
205,400	Petroleo Brasileiro S.A. (Preference Shares)	1,409,613
622,900	Rumo S.A.(a)	2,854,084

		15,830,931

	China—39.1%
650,413	Agile Group Holdings Ltd.	983,238
731,715	Alibaba Health Information Technology Ltd.(a)	874,842
602,727	ANTA Sports Products Ltd.	4,248,452
1,994,935	Ausnutria Dairy Corp. Ltd.	3,219,196
3,898,409	China Aoyuan Group Ltd.(b)	4,725,555
1,866,458	China Jinmao Holdings Group Ltd.	1,208,556
201,609	China Merchants Bank Co. Ltd., H-Shares	998,357
235,989	China Overseas Land & Investment Ltd.	882,846
1,959,368	China SCE Group Holdings Ltd.	924,065
208,774	China Vanke Co. Ltd., H-Shares	807,644
954,086	Greentown Service Group Co. Ltd.(c)	823,306
872,262	Guangdong Investment Ltd.	1,634,365
70,620	Huazhu Group Ltd. ADR	2,994,288

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
39,379	JinkoSolar Holding Co. Ltd. ADR(a)(b)	$766,315
806,045	Kingdee International Software Group Co. Ltd.	986,314
576,734	Li Ning Co. Ltd.(a)	1,048,286
1,226,524	Logan Property Holdings Co. Ltd.	1,954,209
286,142	Longfor Group Holdings Ltd.	1,054,058
30,293	New Oriental Education & Technology Group, Inc. ADR(a)	2,891,770
87,352	Ping An Insurance Group Co. of China Ltd., H-Shares	1,051,622
882,119	Shenzhen Expressway Co. Ltd., H-Shares	1,073,780
310,151	Shenzhou International Group Holdings Ltd.	4,162,809
701,226	Sinotruk Hong Kong Ltd.	1,517,681
1,700,761	SITC International Holdings Co. Ltd.	1,805,815
126,472	TAL Education Group ADR(a)	4,865,378
101,423	Tencent Holdings Ltd.	5,015,949
942,081	Times China Holdings Ltd.	1,712,350
637,692	TravelSky Technology Ltd., H-Shares	1,637,838
542,688	Weichai Power Co. Ltd., H-Shares	886,795
86,383	Wuxi Biologics Cayman, Inc.(a)(c)	868,741
582,830	Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	1,025,194
1,102,652	Xtep International Holdings Ltd.	628,248
812,814	Yihai International Holding Ltd.	4,009,471

		63,287,333

	Colombia—0.4%
38,277	Ecopetrol S.A. ADR	707,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco DWA Emerging Markets Momentum ETF (PIE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Egypt—0.6%
648,373	Egypt Kuwait Holding Co. SAE	$944,679

	Hong Kong—0.7%
4,331,122	Bosideng International Holdings Ltd.	1,192,447

	Hungary—0.6%
21,373	OTP Bank Nyrt	946,719

	India—2.1%
13,445	HDFC Bank Ltd. ADR	1,541,469
32,175	WNS Holdings Ltd. ADR(a)	1,838,801

		3,380,270

	Indonesia—0.5%
11,802,034	PT Mitra Adiperkasa Tbk	824,072

	Malaysia—2.4%
108,100	Fraser & Neave Holdings Bhd	912,490
171,500	Hong Leong Bank Bhd	828,775
1,257,800	QL Resources Bhd	2,074,784

		3,816,049

	Mexico—1.3%
206,303	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,266,694
14,792	Grupo Elektra SAB de CV	784,136

		2,050,830

	Philippines—3.2%
1,301,469	Ayala Land, Inc.	1,222,488
117,131	Manila Electric Co.	865,348
109,098	SM Investments Corp.	1,988,834
1,483,488	SM Prime Holdings, Inc.	1,179,958

		5,256,628

	South Africa—7.5%
14,854	Anglo American Platinum Ltd.	748,044
17,430	Capitec Bank Holdings Ltd.	1,625,147
265,119	Clicks Group Ltd.	3,618,323
262,221	Impala Platinum Holdings Ltd.(a)	1,047,329
17,413	Naspers Ltd., Class N	4,439,533
172,894	Sibanye Gold Ltd. ADR	651,810

		12,130,186

	Taiwan—23.1%
883,000	Accton Technology Corp.	3,743,342
523,000	Chailease Holding Co. Ltd.	2,225,640
1,381,000	China Life Insurance Co. Ltd.	1,148,562
297,000	Chong Hong Construction Co. Ltd.	836,187
1,217,000	CTBC Financial Holding Co. Ltd.	832,968
1,485,199	E.Sun Financial Holding Co. Ltd.	1,218,400
589,000	Elite Material Co. Ltd.	1,890,838
250,000	Formosa Chemicals & Fibre Corp.	898,029
810,000	Getac Technology Corp.	1,217,582
614,509	International CSRC Investment Holdings Co.	835,228
455,000	Iteq Corp.	1,494,531
20,000	Largan Precision Co. Ltd.	3,009,611
1,390,598	Lien Hwa Industrial Corp.	1,525,558
591,000	Lite-On Technology Corp.	832,920
920,000	Mega Financial Holding Co. Ltd.	882,755
638,000	Primax Electronics Ltd.	1,304,864

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
161,000	Realtek Semiconductor Corp.	$1,088,929
1,103,000	Sinbon Electronics Co. Ltd.	3,890,715
1,011,000	Taiwan High Speed Rail Corp.	1,230,174
283,680	Taiwan Semiconductor Manufacturing Co. Ltd.	2,377,694
997,000	Uni-President Enterprises Corp.	2,368,202
130,000	Voltronic Power Technology Corp.	2,566,260

		37,418,989

	Thailand—8.6%
642,858	Airports of Thailand PCL NVDR	1,379,351
122,316	Bangkok Bank PCL (Foreign Shares)	777,765
136,064	Electricity Generating PCL NVDR	1,261,549
1,758,789	Home Product Center PCL NVDR	864,933
157,345	Kasikornbank PCL NVDR	941,359
386,873	Kiatnakin Bank PCL NVDR	799,800
1,151,846	Minor International PCL NVDR	1,352,991
57,592	Minor International PLC Wts. expiring 12/31/99(a)(d)	0
66,871	Siam Cement PCL (The) NVDR	967,718
1,304,441	Thanachart Capital PCL NVDR	2,165,556
1,324,427	Tisco Financial Group PCL NVDR	3,474,417

		13,985,439

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $144,115,164)—99.9%	161,772,314

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.4%
458,178	Invesco Government & Agency Portfolio—Institutional Class 2.34%(e)(f)	458,178
152,680	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(e)(f)	152,726

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $610,904)	610,904

	Total Investments in Securities (Cost $144,726,068)—100.3%	162,383,218

	Other assets less liabilities—(0.3)%	(547,116)

	Net Assets—100.0%	$161,836,102

Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

Wts.—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco DWA Emerging Markets Momentum ETF (PIE) (continued)

April 30, 2019

(Unaudited)

resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $2,717,241, which represented 1.68% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Frontier Markets ETF (FRN)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	49.1
Consumer Discretionary	10.2
Materials	9.0
Communication Services	9.0
Industrials	7.1
Energy	5.4
Consumer Staples	5.2
Real Estate	3.8
Utilities	0.8
Other Assets Less Liabilities	0.4

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.6%
	Argentina—14.1%
24,692	Adecoagro S.A.(a)	$167,906
6,319	Banco Macro S.A. ADR	256,425
16,585	BBVA Banco Frances S.A. ADR	133,012
15,276	Central Puerto S.A. ADR	123,430
7,530	Cresud S.A.C.I.F.y A. ADR(a)	75,300
6,972	Despegar.com Corp.(a)	101,722
25,372	Grupo Financiero Galicia S.A. ADR	552,602
14,455	Grupo Supervielle S.A. ADR	73,431
14,374	Loma Negra Cia Industrial Argentina S.A. ADR(a)	143,740
11,124	MercadoLibre, Inc.(a)	5,385,573
15,335	Pampa Energia S.A. ADR(a)	321,268
10,763	Telecom Argentina S.A. ADR(a)	141,533
10,155	Transportadora de Gas del Sur S.A. ADR	103,175
42,582	YPF S.A. ADR	576,135

		8,155,252

	Bahrain—1.8%
3,943,869	Gulf Finance House EC	1,071,555

	Kazakhstan—4.2%
288,379	KAZ Minerals PLC	2,430,862

	Kenya—10.3%
3,813,500	Equity Group Holdings PLC	1,543,515
2,887,145	KCB Group Ltd.	1,211,429
11,502,387	Safaricom PLC	3,204,277

		5,959,221

	Kuwait—15.6%
208,268	Agility Public Warehousing Co. KSC	499,378
89,779	Ahli United Bank Kscp/Kuwait	89,646
203,511	Boubyan Bank KSCP	363,639
89,786	Boubyan Petrochemicals Co. KSCP	271,319

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Kuwait (continued)
190,419	Burgan Bank SAK	$205,148
303,241	Gulf Bank KSCP	302,793
18,241	Humansoft Holding Co. KSC	199,456
34,654	Integrated Holding Co. KCSC(a)	81,954
838,646	Kuwait Finance House KSCP	1,831,826
143,101	Kuwait International Bank KSCP	133,019
103,717	Mabanee Co. SAKC	212,919
430,475	Mobile Telecommunications Co. KSC	653,242
1,271,026	National Bank of Kuwait SAKP	3,882,589
25,808	National Gulf Holdings(a)(b)	0
228,292	National Industries Group Holding SAK	164,217
177,206	Warba Bank KSCP(a)	139,693

		9,030,838

	Morocco—10.7%
43,690	Attijariwafa Bank	2,023,808
35,997	Banque Centrale Populaire	988,314
26,824	BMCE Bank	528,031
29,195	Cosumar	568,655
3,498	Lafargeholcim Maroc S.A.	568,262
79,775	Maroc Telecom	1,210,841
15,672	Societe d’Exploitation des Ports	299,574

		6,187,485

	Nigeria—15.8%
33,429,097	Access Bank PLC	646,265
2,954,298	Dangote Cement PLC	1,479,203
34,010,569	Guaranty Trust Bank PLC	3,121,972
311,437	Nestle Nigeria PLC	1,316,785
35,568,660	United Bank For Africa PLC	672,787
33,016,325	Zenith Bank PLC	1,956,183

		9,193,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Frontier Markets ETF (FRN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Oman—3.0%
1,657,602	Bank Muscat SAOG	$1,739,406

	Panama—6.0%
33,155	Banco Latinoamericano de Comercio Exterior S.A., Class E	717,143
33,483	Copa Holdings S.A., Class A	2,787,794

		3,504,937

	Romania—10.5%
5,140,744	Banca Transilvania S.A.	2,668,709
297,775	BRD-Groupe Societe Generale S.A.	956,245
16,942,196	OMV Petrom S.A.	1,525,695
123,514	Societatea Nationala de Gaze Naturale ROMGAZ S.A.	955,253

		6,105,902

	Uruguay—0.4%
29,533	Arcos Dorados Holdings, Inc., Class A	206,140

	Vietnam—7.2%
47,204	Bank for Foreign Trade of Vietnam JSC	137,634
27,190	Bank for Investment and Development of Vietnam JSC(a)	40,632
135,780	Ho Chi Minh City Development Joint Stock Commercial Bank	163,840
229,775	Hoa Phat Group JSC(a)	331,527
85,125	Masan Group Corp.(a)	317,654
66,611	No Va Land Investment Group Corp.(a)	169,048
12,180	PetroVietnam Gas JSC	58,997
10,200	Saigon Beer Alcohol Beverage Corp.	104,770
286,950	Saigon Thuong Tin Commercial JSB(a)	147,249
51,840	Ssi Securities Corp.	57,433
54,290	Vietjet Aviation JSC	270,197
99,734	Vietnam Dairy Products JSC	555,898
166,260	Vietnam Export Import Commercial Jsb(a)	121,371
151,908	Vincom Retail JSC(a)	234,834
198,026	Vingroup JSC(a)	966,851
133,220	Vinhomes JSC(a)(c)	526,301

		4,204,236

	Total Investments in Securities (Cost $52,380,813)—99.6%	57,789,029

	Other assets less liabilities—0.4%	237,496

	Net Assets—100.0%	$58,026,525

Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2019 represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	27.1
Industrials	12.3
Consumer Discretionary	11.2
Energy	9.4
Materials	8.0
Consumer Staples	7.5
Communication Services	6.0
Health Care	5.4
Utilities	5.0
Information Technology	4.7
Real Estate	2.6
Money Market Funds Plus Other Assets Less Liabilities	0.8

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.2%
	Australia—5.5%
55,304	AGL Energy Ltd.	$865,319
81,666	Amcor Ltd.	921,414
551,188	AMP Ltd.	880,655
77,662	APA Group	525,852
6,449	ASX Ltd.	338,165
186,161	Aurizon Holdings Ltd.	623,700
219,873	Australia & New Zealand Banking Group Ltd.	4,209,408
59,889	Bank of Queensland Ltd.	390,757
57,025	Bendigo & Adelaide Bank Ltd.	413,412
231,466	BGP Holdings PLC(a)(b)	0
245,712	BHP Group Ltd.	6,468,121
152,540	BHP Group PLC	3,598,151
49,646	BlueScope Steel Ltd.	469,988
112,329	Boral Ltd.	383,454
94,730	Brambles Ltd.	803,442
34,950	Caltex Australia Ltd.	669,354
50,697	Challenger Ltd.	293,315
6,939	CIMIC Group Ltd.	247,082
59,274	Coca-Cola Amatil Ltd.	367,136
127,127	Coles Group Ltd.(a)	1,128,322
120,558	Commonwealth Bank of Australia	6,323,377
20,465	Computershare Ltd.	256,829
44,004	Crown Resorts Ltd.	411,621
7,583	CSL Ltd.	1,059,827
53,436	Dexus	470,137
67,449	Downer EDI Ltd.	367,449
180,522	Fortescue Metals Group Ltd.	908,482
58,465	Goodman Group	541,542

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
104,162	GPT Group (The)	$420,092
171,479	Incitec Pivot Ltd.	406,744
210,050	Insurance Australia Group Ltd.	1,165,009
71,624	LendLease Group	670,487
20,671	Macquarie Group Ltd.	1,959,789
209,647	Medibank Private Ltd.	422,022
148,534	Metcash Ltd.	300,046
325,263	Mirvac Group	647,890
238,189	National Australia Bank Ltd.	4,249,911
24,223	Newcrest Mining Ltd.	426,405
61,595	Oil Search Ltd.	337,291
36,897	Orica Ltd.	483,041
182,387	Origin Energy Ltd.	946,110
63,840	Qantas Airways Ltd.	252,079
153,696	QBE Insurance Group Ltd.	1,398,754
6,852	Ramsay Health Care Ltd.	315,024
31,098	Rio Tinto Ltd.	2,087,490
91,126	Rio Tinto PLC	5,304,260
81,590	Santos Ltd.	412,901
420,810	Scentre Group	1,131,435
29,284	Sonic Healthcare Ltd.	528,686
244,339	South32 Ltd.	574,407
291,538	Stockland	773,600
121,784	Suncorp Group Ltd.	1,137,474
84,788	Tabcorp Holdings Ltd.	285,858
754,102	Telstra Corp. Ltd.	1,794,019
74,457	Transurban Group	704,344
22,562	Treasury Wine Estates Ltd.	273,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
269,234	Vicinity Centres	$481,331
117,324	Wesfarmers Ltd.	2,973,652
251,736	Westpac Banking Corp.	4,874,343
81,643	Woodside Petroleum Ltd.	2,033,666
101,406	Woolworths Group Ltd.	2,273,282
25,107	WorleyParsons Ltd.	253,057

		76,233,951

	Austria—0.3%
6,194	ANDRITZ AG	295,019
31,153	Erste Group Bank AG	1,246,401
19,479	OMV AG	1,042,388
18,328	Raiffeisen Bank International AG	488,241
23,855	voestalpine AG	765,403
9,683	Wienerberger AG	222,027

		4,059,479

	Belgium—0.8%
26,624	Ageas	1,402,364
56,481	Anheuser-Busch InBev S.A./N.V.	5,017,022
25,385	bpost S.A.(c)	304,689
3,592	Colruyt S.A.	258,682
22,259	KBC Group N.V.	1,646,913
19,802	Proximus SADP	553,693
7,818	Solvay S.A.	938,810
5,124	UCB S.A.	406,108
12,292	Umicore S.A.(c)	475,260

		11,003,541

	Brazil—0.0%
99,768	Yamana Gold, Inc.	218,048

	Canada—7.1%
9,603	Agnico Eagle Mines Ltd.	396,056
16,590	Air Canada(a)	396,621
23,044	Algonquin Power & Utilities Corp.	261,926
23,762	Alimentation Couche-Tard, Inc., Class B	1,395,302
31,393	AltaGas Ltd.(c)	415,633
59,559	ARC Resources Ltd.	376,782
10,483	Atco Ltd., Class I	358,083
56,356	Bank of Montreal	4,433,238
107,177	Bank of Nova Scotia (The)	5,878,322
61,656	Barrick Gold Corp.	780,554
132,218	Baytex Energy Corp.(a)	267,345
26,634	BCE, Inc.	1,186,769
233,652	Bombardier, Inc., Class B(a)	397,757
54,714	Brookfield Asset Management, Inc., Class A	2,627,102
11,317	CAE, Inc.	262,145
28,072	Cameco Corp.	308,433
7,747	Canadian Apartment Properties REIT	276,029
37,346	Canadian Imperial Bank of Commerce	3,131,878
25,861	Canadian National Railway Co.	2,392,316
98,896	Canadian Natural Resources Ltd.	2,956,882
4,288	Canadian Pacific Railway Ltd.	956,831
6,216	Canadian Tire Corp. Ltd., Class A	681,394
11,072	Canadian Utilities Ltd., Class A	303,961
10,437	Capital Power Corp.	234,313

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
29,083	Celestica, Inc.(a)	$206,469
156,182	Cenovus Energy, Inc.	1,541,850
11,469	CGI, Inc., Class A(a)	822,150
28,216	CI Financial Corp.	404,194
362,514	Crescent Point Energy Corp.	1,390,553
19,270	Empire Co. Ltd., Class A	426,885
110,168	Enbridge, Inc.	4,053,088
88,946	Encana Corp.	613,603
1,955	Fairfax Financial Holdings Ltd.	928,494
17,136	Finning International, Inc.	306,364
30,416	Fortis, Inc.	1,119,685
4,232	Franco-Nevada Corp.	301,985
10,902	George Weston Ltd.	810,680
19,141	Gibson Energy, Inc.	314,321
7,555	Gildan Activewear, Inc.	277,443
34,268	Great-West Lifeco, Inc.	857,719
32,111	H&R Real Estate Investment Trust	546,403
48,120	Husky Energy, Inc.	520,120
32,887	Hydro One Ltd.(d)	530,025
9,516	IGM Financial, Inc.	261,740
23,231	Imperial Oil Ltd.	672,131
8,193	Intact Financial Corp.	667,585
35,201	Inter Pipeline Ltd.	570,983
16,773	Keyera Corp.	386,033
77,067	Kinross Gold Corp.(a)	244,057
15,196	Loblaw Cos. Ltd.	741,387
38,946	Magna International, Inc.	2,158,938
212,263	Manulife Financial Corp.	3,892,751
59,649	MEG Energy Corp.(a)	264,279
4,960	Methanex Corp.	270,787
13,777	Metro, Inc.	496,718
26,318	National Bank of Canada	1,248,599
28,841	Nutrien Ltd.	1,557,826
8,920	Onex Corp.	515,294
8,199	Open Text Corp.	313,893
9,054	Parkland Fuel Corp.	277,906
27,331	Pembina Pipeline Corp.	973,205
57,937	Power Corp. of Canada	1,323,954
42,737	Power Financial Corp.	1,014,416
3,579	Restaurant Brands International, Inc.	232,640
29,342	RioCan Real Estate Investment Trust	561,887
22,514	Rogers Communications, Inc., Class B	1,128,880
101,788	Royal Bank of Canada	8,079,025
11,563	Saputo, Inc.	393,771
38,568	Shaw Communications, Inc., Class B	777,840
21,725	SNC-Lavalin Group, Inc.	539,411
56,311	Sun Life Financial, Inc.	2,329,966
131,220	Suncor Energy, Inc.	4,309,619
53,924	Teck Resources Ltd., Class B	1,269,932
16,443	TELUS Corp.	602,983
15,760	Thomson Reuters Corp.	969,945
122,142	Toronto-Dominion Bank (The)	6,938,813
24,595	Tourmaline Oil Corp.(c)	366,219
54,184	TransAlta Corp.	364,127
57,390	TransCanada Corp.	2,727,859
12,113	Vermilion Energy, Inc.	308,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
4,411	West Fraser Timber Co. Ltd.	$226,157
15,976	Wheaton Precious Metals Corp.	344,175
66,452	Whitecap Resources, Inc.	266,262
5,785	WSP Global, Inc.	311,096

		97,548,840

	Chile—0.0%
29,934	Antofagasta PLC	354,333
57,094	Lundin Mining Corp.	305,164

		659,497

	China—0.3%
36,304	AAC Technologies Holdings, Inc.	234,610
286,096	BOC (Hong Kong) Holdings Ltd.	1,279,982
97,908	China Mengniu Dairy Co. Ltd.	361,910
1,477,038	Lenovo Group Ltd.	1,368,709
293,139	Semiconductor Manufacturing International Corp.(a)	313,488

		3,558,699

	Denmark—0.8%
574	AP Moller—Maersk A/S, Class A	698,797
885	AP Moller—Maersk A/S, Class B	1,152,075
5,660	Carlsberg A/S, Class B	730,520
3,509	Coloplast A/S, Class B	378,309
104,002	Danske Bank A/S	1,843,002
2,918	Drilling Co. of 1972 A/S (The)(a)	223,833
5,540	DSV A/S	511,450
21,730	ISS A/S(c)	675,225
8,015	Jyske Bank A/S(c)	322,566
53,841	Novo Nordisk A/S, Class B	2,630,766
5,664	Novozymes A/S, Class B	263,744
5,860	Orsted A/S(d)	448,276
9,111	Pandora A/S	381,856
9,265	Vestas Wind Systems A/S	837,260

		11,097,679

	Finland—1.0%
9,177	Elisa Oyj	389,069
42,096	Fortum Oyj	888,815
7,536	Kesko Oyj, Class B	391,031
18,755	Kone Oyj, Class B	1,026,976
8,381	Metso Oyj(c)	311,928
17,682	Neste Oyj	583,390
384,121	Nokia Oyj	2,014,238
11,107	Nokian Renkaat Oyj	371,188
434,500	Nordea Bank Abp	3,509,895
74,403	Outokumpu Oyj(c)	283,420
38,787	Sampo Oyj, Class A	1,771,781
53,332	Stora Enso Oyj, Class R	661,346
44,918	UPM-Kymmene Oyj	1,264,028
28,021	Wartsila Oyj Abp	446,553

		13,913,658

	France—10.0%
10,777	Accor S.A.	453,642
76,897	Air France-KLM(a)	887,639
23,792	Air Liquide S.A.	3,160,983

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
24,520	Airbus SE	$3,349,211
7,519	Alstom S.A.	330,321
3,972	Amundi S.A.(d)	285,114
7,156	Arkema S.A.	733,485
7,677	Atos SE	789,640
359,422	AXA S.A.(c)	9,564,591
208,447	BNP Paribas S.A.	11,084,637
88,847	Bollore S.A.	421,782
38,564	Bouygues S.A.(c)	1,449,555
15,401	Bureau Veritas S.A.	389,729
8,822	Capgemini SE	1,068,765
140,887	Carrefour S.A.	2,742,586
23,655	Casino Guichard Perrachon S.A.(c)	967,621
158,639	CGG S.A.(a)	286,948
81,349	Cie de Saint-Gobain	3,322,157
19,443	Cie Generale des Etablissements Michelin SCA	2,509,093
20,562	CNP Assurances	484,842
3,578	Covivio	386,952
195,917	Credit Agricole S.A.	2,685,271
34,182	Danone S.A.	2,761,225
1,796	Dassault Systemes SE	283,902
6,922	Edenred	325,892
9,549	Eiffage S.A.	996,316
98,136	Electricite de France S.A.	1,412,157
15,488	Elis S.A.(a)	275,983
311,105	Engie S.A.	4,603,997
5,549	EssilorLuxottica S.A.	674,736
5,429	Eurazeo SE	425,596
19,115	Eutelsat Communications S.A.	344,683
12,522	Faurecia S.A.	635,433
3,561	Gecina S.A.	531,177
19,567	Getlink SE	314,678
588	Hermes International	413,307
2,956	ICADE	252,435
2,262	Iliad S.A.	229,927
4,056	Imerys S.A.	215,823
4,500	Ingenico Group S.A.	379,043
1,807	Kering S.A.	1,067,231
17,651	Klepierre S.A.	626,480
21,757	Lagardere SCA	591,534
12,581	Legrand S.A.	923,801
7,426	L’Oreal S.A.(c)	2,039,801
8,368	LVMH Moet Hennessy Louis Vuitton SE(c)	3,273,399
135,784	Natixis S.A.	798,605
4,929	Nexity S.A.	230,238
290,515	Orange S.A.	4,546,729
8,024	Pernod Ricard S.A.	1,396,985
80,159	Peugeot S.A.(c)	2,098,528
17,783	Publicis Groupe S.A.	1,053,868
42,772	Renault S.A.	2,915,383
58,103	Rexel S.A.	780,090
4,944	Rubis SCA	270,388
11,742	Safran S.A.	1,709,389
92,127	Sanofi(c)	8,000,593
39,258	Schneider Electric SE	3,319,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
20,723	SCOR SE	$844,435
242,429	Societe Generale S.A.	7,667,101
7,353	Sodexo S.A.	842,592
16,899	SPIE S.A.	325,746
66,302	Suez	930,666
1,846	Teleperformance	354,388
4,833	Thales S.A.	576,570
296,147	TOTAL S.A.	16,443,595
11,703	Unibail-Rodamco-Westfield	2,009,959
41,025	Valeo S.A.(c)	1,488,267
80,150	Veolia Environnement S.A.	1,891,697
37,287	Vinci S.A.	3,761,716
84,055	Vivendi S.A.	2,436,967

		137,647,588

	Germany—9.6%
10,133	Aareal Bank AG	353,287
6,504	adidas AG	1,669,918
53,078	Allianz SE	12,777,280
26,806	Aroundtown S.A.	217,080
7,817	Aurubis AG	380,382
110,263	BASF SE	8,957,720
82,894	Bayer AG	5,512,648
63,603	Bayerische Motoren Werke AG	5,410,146
10,987	Bayerische Motoren Werke AG (Preference Shares)	810,204
2,922	Beiersdorf AG	319,085
15,014	Brenntag AG	808,667
53,240	CECONOMY AG(a)	356,803
283,314	Commerzbank AG(a)	2,543,891
12,600	Continental AG	2,080,845
17,726	Covestro AG(d)	968,445
186,853	Daimler AG	12,216,761
616,457	Deutsche Bank AG	5,090,975
6,983	Deutsche Boerse AG	930,494
44,690	Deutsche Lufthansa AG	1,077,810
26,502	Deutsche Pfandbriefbank AG(d)	368,587
114,795	Deutsche Post AG	3,975,310
405,379	Deutsche Telekom AG	6,775,557
14,045	Deutsche Wohnen SE	630,711
386,974	E.ON SE	4,149,469
20,065	Evonik Industries AG	597,251
20,590	Freenet AG	482,272
14,327	Fresenius Medical Care AG & Co. KGaA	1,203,578
35,667	Fresenius SE & Co. KGaA	2,021,785
18,288	GEA Group AG	510,745
5,639	Hannover Rueck SE	849,358
18,457	HeidelbergCement AG	1,489,303
5,919	Henkel AG & Co. KGaA	563,510
10,064	Henkel AG & Co. KGaA (Preference Shares)	1,017,793
2,003	HOCHTIEF AG	298,553
5,629	HUGO BOSS AG	392,132
37,513	Infineon Technologies AG	883,909
14,068	Innogy SE(d)	652,555
29,565	K+S AG	599,054
5,159	KION Group AG	352,915

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
10,166	LANXESS AG	$586,742
3,142	LEG Immobilien AG	365,329
10,726	Leoni AG(a)(c)	246,904
5,597	Merck KGaA	595,141
49,311	METRO AG	834,469
1,812	MTU Aero Engines AG	425,840
21,894	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,471,666
8,439	OSRAM Licht AG(c)	288,362
10,422	Porsche Automobil Holding SE (Preference Shares)	722,287
38,640	ProSiebenSat.1 Media SE	607,770
3,366	Rheinmetall AG	385,904
117,474	RWE AG	2,997,743
8,585	RWE AG (Preference Shares)(a)	218,883
11,166	Salzgitter AG	367,529
31,647	SAP SE	4,063,787
77,081	Siemens AG	9,220,705
3,647	Symrise AG	350,273
6,093	Talanx AG	243,229
98,206	Telefonica Deutschland Holding AG	318,732
90,248	thyssenkrupp AG(c)	1,267,802
79,101	TUI AG	880,439
44,713	Uniper SE	1,353,468
8,741	United Internet AG	350,013
6,611	Volkswagen AG	1,180,987
38,370	Volkswagen AG (Preference Shares)(a)	6,666,919
24,850	Vonovia SE	1,238,463

		131,546,174

	Hong Kong—1.6%
415,078	AIA Group Ltd.	4,229,929
181,612	CK Asset Holdings Ltd.	1,458,378
179,652	CK Hutchison Holdings Ltd.	1,886,880
104,362	CLP Holdings Ltd.	1,183,241
133,248	Hang Lung Properties Ltd.	313,189
41,357	Hang Seng Bank Ltd.	1,085,928
98,935	Henderson Land Development Co. Ltd.	609,091
255,475	Hong Kong & China Gas Co. Ltd.	609,592
19,602	Hong Kong Exchanges & Clearing Ltd.	679,601
67,144	Hongkong Land Holdings Ltd.	467,994
8,003	Jardine Matheson Holdings Ltd.	526,597
7,519	Jardine Strategic Holdings Ltd.	284,369
63,167	Kerry Properties Ltd.	269,724
109,237	Link REIT	1,274,019
99,347	MTR Corp. Ltd.	591,366
418,223	New World Development Co. Ltd.	691,939
98,100	NWS Holdings Ltd.	203,818
52,406	Power Assets Holdings Ltd.	365,387
152,920	Sino Land Co. Ltd.	268,985
122,688	Sun Hung Kai Properties Ltd.	2,117,413
41,151	Swire Pacific Ltd., Class A	520,852
73,005	Swire Pacific Ltd., Class B	144,607
81,712	Swire Properties Ltd.	331,726
43,634	Techtronic Industries Co. Ltd.	315,350
736,379	WH Group Ltd.(d)	872,910
94,561	Wharf Holdings Ltd. (The)	271,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
80,083	Wharf Real Estate Investment Co. Ltd.	$613,479

		22,188,160

	Ireland—0.4%
63,634	AIB Group PLC	295,100
119,203	Bank of Ireland Group PLC	760,132
70,304	CRH PLC	2,346,287
18,153	James Hardie Industries PLC	246,340
4,381	Kerry Group PLC, Class A	489,997
4,725	Paddy Power Betfair PLC	399,644
24,192	Smurfit Kappa Group PLC	708,026

		5,245,526

	Israel—0.3%
76,355	Bank Hapoalim BM	560,841
104,457	Bank Leumi Le-Israel BM	713,881
305,756	Bezeq The Israeli Telecommunication Corp. Ltd.	208,875
73,566	Israel Chemicals Ltd.	389,179
97,823	Israel Discount Bank Ltd., Class A	380,861
90,453	Teva Pharmaceutical Industries Ltd.(a)(c)	1,390,580

		3,644,217

	Italy—3.2%
155,837	A2A SpA	260,224
265,167	Assicurazioni Generali SpA	5,141,090
47,285	Atlantia SpA	1,288,773
533,318	Banco BPM SpA(a)(c)	1,267,102
99,792	BPER Banca SpA	479,110
1,072,380	Enel SpA	6,777,045
425,618	Eni SpA	7,258,839
86,327	Hera SpA	307,074
2,520,495	Intesa Sanpaolo SpA	6,601,371
54,204	Leonardo SpA	625,385
58,292	Mediobanca Banca di Credito Finanziario SpA	617,348
42,058	Pirelli & C SpA(a)(d)	306,751
74,634	Poste Italiane SpA(d)	795,439
22,215	Prysmian SpA	427,969
94,004	Saipem SpA(a)	475,868
130,592	Saras SpA	232,996
189,010	Snam SpA	961,044
2,754,094	Telecom Italia SpA(a)	1,538,936
1,573,730	Telecom Italia SpA-RSP	819,935
95,073	Terna Rete Elettrica Nazionale SpA	568,755
436,833	UniCredit SpA	6,036,262
300,199	Unione di Banche Italiane SpA	935,284
148,447	Unipol Gruppo SpA	754,630
110,416	UnipolSai Assicurazioni SpA(c)	302,181

		44,779,411

	Japan—20.9%
106,769	Aeon Co. Ltd.	1,969,535
27,163	AGC, Inc.	923,115
14,409	Air Water, Inc.	218,900
27,817	Aisin Seiki Co. Ltd.	1,075,216
44,952	Ajinomoto Co., Inc.	723,470
17,363	Alfresa Holdings Corp.	482,500

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
19,333	Alps Alpine Co. Ltd.	$407,403
29,824	Amada Holdings Co. Ltd.	330,976
11,159	ANA Holdings, Inc.	389,551
13,637	Aozora Bank Ltd.	331,696
23,160	Asahi Group Holdings Ltd.	1,004,172
126,488	Asahi Kasei Corp.	1,298,099
105,711	Astellas Pharma, Inc.	1,432,259
10,093	Bandai Namco Holdings, Inc.	480,295
6,138	Bank of Kyoto Ltd. (The)	264,533
65,702	Bridgestone Corp.	2,599,174
23,041	Brother Industries Ltd.	451,614
102,745	Canon, Inc.	2,849,646
16,666	Casio Computer Co. Ltd.	209,644
11,156	Central Japan Railway Co.	2,393,469
65,966	Chiba Bank Ltd. (The)	344,119
66,896	Chubu Electric Power Co., Inc.	970,630
4,203	Chugai Pharmaceutical Co. Ltd.	265,671
48,477	Chugoku Electric Power Co., Inc. (The)	577,589
11,078	Coca-Cola Bottlers Japan Holdings, Inc.	272,238
164,434	Concordia Financial Group Ltd.	637,805
26,952	Cosmo Energy Holdings Co. Ltd.	555,859
21,922	Credit Saison Co. Ltd.	278,712
28,851	Dai Nippon Printing Co. Ltd.	682,062
34,775	Daicel Corp.	387,794
185,330	Dai-ichi Life Holdings, Inc.	2,654,109
29,857	Daiichi Sankyo Co. Ltd.	1,469,326
12,833	Daikin Industries Ltd.	1,624,649
6,066	Daito Trust Construction Co. Ltd.	809,617
66,644	Daiwa House Industry Co. Ltd.	1,861,544
208,311	Daiwa Securities Group, Inc.	963,421
9,119	Denka Co. Ltd.	273,468
50,898	Denso Corp.	2,217,805
17,073	Dentsu, Inc.	695,183
12,563	DIC Corp.	367,161
29,118	East Japan Railway Co.	2,735,981
10,456	Ebara Corp.	319,665
9,068	Eisai Co. Ltd.	525,476
16,764	Electric Power Development Co. Ltd.	388,338
8,771	FANUC Corp.	1,636,072
1,310	Fast Retailing Co. Ltd.	755,830
13,013	Fuji Electric Co. Ltd.	458,595
29,751	FUJIFILM Holdings Corp.	1,384,774
71,924	Fujikura Ltd.	295,768
27,235	Fujitsu Ltd.	1,989,286
18,955	Fukuoka Financial Group, Inc.	438,411
10,674	Furukawa Electric Co. Ltd.	280,615
20,592	Hakuhodo DY Holdings, Inc.	346,297
15,592	Hankyu Hanshin Holdings, Inc.	580,981
31,911	Haseko Corp.	384,221
46,163	Hino Motors Ltd.	434,378
10,637	Hitachi Construction Machinery Co. Ltd.	281,743
125,555	Hitachi Ltd.	4,158,675
29,415	Hitachi Metals Ltd.	338,322
39,140	Hokkaido Electric Power Co., Inc.	218,938
208,112	Honda Motor Co. Ltd.	5,794,436
11,656	Hoya Corp.	817,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
40,034	Idemitsu Kosan Co. Ltd.	$1,295,826
18,620	IHI Corp.	440,861
19,517	Iida Group Holdings Co. Ltd.	329,270
131,435	Inpex Corp.	1,275,701
55,722	Isetan Mitsukoshi Holdings Ltd.	529,828
52,770	Isuzu Motors Ltd.	755,955
162,314	ITOCHU Corp.	2,914,730
39,565	J Front Retailing Co. Ltd.	481,352
12,081	Japan Airlines Co. Ltd.	404,490
488,992	Japan Display, Inc.(a)(c)	342,459
20,594	Japan Exchange Group, Inc.	334,312
48,864	Japan Post Bank Co. Ltd.	536,572
247,399	Japan Post Holdings Co. Ltd.	2,761,095
14,533	Japan Post Insurance Co. Ltd.	292,944
95,078	Japan Tobacco, Inc.	2,199,066
95,317	JFE Holdings, Inc.	1,630,338
23,008	JGC Corp.	328,051
18,622	JSR Corp.	282,235
39,764	JTEKT Corp.	510,193
492,186	JXTG Holdings, Inc.	2,389,450
53,776	Kajima Corp.	794,267
6,667	Kaneka Corp.	256,204
85,472	Kansai Electric Power Co., Inc. (The)	1,032,571
16,130	Kao Corp.	1,239,276
26,167	Kawasaki Heavy Industries Ltd.	607,568
21,859	Kawasaki Kisen Kaisha Ltd.(a)(c)	315,986
159,225	KDDI Corp.	3,631,974
14,619	Keikyu Corp.	248,868
5,542	Keio Corp.	333,391
1,244	Keyence Corp.	772,034
5,362	Kikkoman Corp.	248,421
13,796	Kintetsu Group Holdings Co. Ltd.	611,298
57,402	Kirin Holdings Co. Ltd.	1,298,535
102,203	Kobe Steel Ltd.	779,083
6,175	Koito Manufacturing Co. Ltd.	367,035
75,597	Komatsu Ltd.	1,935,826
60,537	Konica Minolta, Inc.	605,506
28,996	K’s Holdings Corp.	258,523
90,253	Kubota Corp.	1,363,823
39,032	Kuraray Co. Ltd.	521,128
24,701	Kyocera Corp.	1,594,615
68,093	Kyushu Electric Power Co., Inc.	658,462
10,195	Kyushu Railway Co.	331,366
3,675	Lawson, Inc.	171,253
52,015	LIXIL Group Corp.	675,786
12,208	Makita Corp.	443,927
258,677	Marubeni Corp.	1,846,681
13,653	Marui Group Co. Ltd.	276,676
124,401	Mazda Motor Corp.	1,469,356
133,248	Mebuki Financial Group, Inc.	338,579
22,837	Medipal Holdings Corp.	511,590
7,669	MEIJI Holdings Co. Ltd.	602,503
26,106	MinebeaMitsumi, Inc.	461,763
230,031	Mitsubishi Chemical Holdings Corp.	1,629,786
139,995	Mitsubishi Corp.	3,841,299
197,987	Mitsubishi Electric Corp.	2,812,260

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
69,058	Mitsubishi Estate Co. Ltd.	$1,162,903
20,922	Mitsubishi Gas Chemical Co., Inc.	311,834
45,795	Mitsubishi Heavy Industries Ltd.	1,900,056
18,204	Mitsubishi Materials Corp.(c)	471,383
81,500	Mitsubishi Motors Corp.	455,888
19,322	Mitsubishi Tanabe Pharma Corp.	242,533
2,002,211	Mitsubishi UFJ Financial Group, Inc.	9,885,664
200,504	Mitsui & Co. Ltd.	3,229,667
25,860	Mitsui Chemicals, Inc.	631,088
25,410	Mitsui E&S Holdings Co. Ltd.(a)	249,366
67,401	Mitsui Fudosan Co. Ltd.	1,553,476
10,801	Mitsui Mining & Smelting Co. Ltd.	278,911
29,152	Mitsui OSK Lines Ltd.	738,125
4,090,680	Mizuho Financial Group, Inc.	6,372,462
46,779	MS&AD Insurance Group Holdings, Inc.	1,444,006
24,733	Murata Manufacturing Co. Ltd.	1,323,535
14,701	Nagoya Railroad Co. Ltd.	397,306
41,277	NEC Corp.	1,387,945
24,751	NGK Insulators Ltd.	365,348
17,312	NGK Spark Plug Co. Ltd.	335,282
14,525	NH Foods Ltd.	582,956
24,567	NHK Spring Co. Ltd.(c)	220,579
6,401	Nidec Corp.	907,203
31,759	Nikon Corp.	441,988
2,744	Nintendo Co. Ltd.	936,224
11,955	Nippon Electric Glass Co. Ltd.	327,387
10,520	Nippon Express Co. Ltd.	576,180
106,008	Nippon Light Metal Holdings Co. Ltd.	233,194
24,610	Nippon Paper Industries Co. Ltd.	487,007
28,187	Nippon Sheet Glass Co. Ltd.	231,570
113,390	Nippon Steel Corp.	2,016,331
95,867	Nippon Telegraph & Telephone Corp.	3,973,262
55,123	Nippon Yusen K.K.(c)	938,390
415,417	Nissan Motor Co. Ltd.	3,331,915
14,800	Nisshin Seifun Group, Inc.	343,373
28,214	Nisshinbo Holdings, Inc.	249,524
3,470	Nissin Foods Holdings Co. Ltd.	228,374
2,240	Nitori Holdings Co. Ltd.	266,487
12,943	Nitto Denko Corp.	696,104
19,481	NOK Corp.	311,521
579,097	Nomura Holdings, Inc.	2,172,361
16,799	Nomura Real Estate Holdings, Inc.	355,211
58,408	NSK Ltd.	603,090
98,347	NTN Corp.	322,304
48,419	NTT Data Corp.	562,552
101,300	NTT DoCoMo, Inc.	2,192,446
87,614	Obayashi Corp.	856,670
16,408	Odakyu Electric Railway Co. Ltd.	385,100
122,676	OJI Holdings Corp.	733,578
42,658	Olympus Corp.	476,467
12,714	Omron Corp.	679,222
17,284	Ono Pharmaceutical Co. Ltd.	322,712
3,053	Oriental Land Co. Ltd.	336,344
138,421	ORIX Corp.	1,953,119
37,874	Osaka Gas Co. Ltd.	698,820
29,248	Otsuka Holdings Co. Ltd.	1,042,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
4,177	Pan Pacific International Holdings Corp.	$268,903
333,871	Panasonic Corp.	3,060,672
47,801	Rakuten, Inc.	530,049
31,480	Recruit Holdings Co. Ltd.	940,938
47,248	Renesas Electronics Corp.(a)	251,565
28,124	Rengo Co. Ltd.	246,708
308,956	Resona Holdings, Inc.	1,302,955
111,055	Ricoh Co. Ltd.	1,119,773
6,151	Rohm Co. Ltd.	450,107
17,844	Santen Pharmaceutical Co. Ltd.	271,405
17,541	SBI Holdings, Inc.	373,736
9,928	Secom Co. Ltd.	832,392
20,621	Sega Sammy Holdings, Inc.	259,950
15,298	Seibu Holdings, Inc.	248,202
33,870	Seiko Epson Corp.	541,008
19,076	Seino Holdings Co. Ltd.	258,457
33,961	Sekisui Chemical Co. Ltd.	543,071
80,787	Sekisui House Ltd.	1,299,846
63,619	Seven & i Holdings Co. Ltd.	2,204,316
11,078	SG Holdings Co. Ltd.	295,911
19,812	Sharp Corp.(a)	219,867
21,430	Shikoku Electric Power Co., Inc.	215,887
9,610	Shimadzu Corp.	256,612
2,312	Shimano, Inc.	338,159
69,223	Shimizu Corp.	589,833
21,131	Shin-Etsu Chemical Co. Ltd.	1,978,867
19,695	Shinsei Bank Ltd.(a)	272,680
8,188	Shionogi & Co. Ltd.	476,099
8,225	Shiseido Co. Ltd.	643,821
60,996	Shizuoka Bank Ltd. (The)	465,514
12,585	Showa Denko K.K.	425,432
16,550	Skylark Holdings Co. Ltd.	272,378
2,036	SMC Corp.	842,004
123,526	Softbank Corp.	1,455,139
60,900	SoftBank Group Corp.	6,318,290
204,186	Sojitz Corp.	702,162
46,180	Sompo Holdings, Inc.	1,725,297
85,993	Sony Corp.	4,024,202
17,336	Sony Financial Holdings, Inc.	352,868
9,825	Stanley Electric Co. Ltd.	265,529
79,512	Subaru Corp.	1,942,199
243,185	Sumitomo Chemical Co. Ltd.	1,205,281
151,643	Sumitomo Corp.	2,164,189
85,565	Sumitomo Electric Industries Ltd.	1,132,800
24,510	Sumitomo Forestry Co. Ltd.	336,043
12,383	Sumitomo Heavy Industries Ltd.	436,393
25,955	Sumitomo Metal Mining Co. Ltd.	810,751
203,727	Sumitomo Mitsui Financial Group, Inc.	7,355,208
43,086	Sumitomo Mitsui Trust Holdings, Inc.	1,494,809
23,318	Sumitomo Realty & Development Co. Ltd.	859,024
32,974	Sumitomo Rubber Industries Ltd.	404,718
8,480	Suntory Beverage & Food Ltd.	373,082
9,475	Suzuken Co. Ltd.	544,467
31,630	Suzuki Motor Corp.	1,438,437
4,438	Sysmex Corp.	253,110
83,442	T&D Holdings, Inc.	896,416

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
15,632	Taiheiyo Cement Corp.	$501,066
18,571	Taisei Corp.	812,872
28,150	Takashimaya Co. Ltd.(c)	315,684
62,399	Takeda Pharmaceutical Co. Ltd.	2,303,791
10,751	TDK Corp.	935,373
28,436	Teijin Ltd.	486,891
16,648	Terumo Corp.	500,299
16,667	Tobu Railway Co. Ltd.	469,893
6,879	Toho Gas Co. Ltd.	282,881
46,578	Tohoku Electric Power Co., Inc.	531,962
69,269	Tokio Marine Holdings, Inc.	3,484,130
705,726	Tokyo Electric Power Co. Holdings, Inc.(a)	3,979,312
6,605	Tokyo Electron Ltd.	1,046,422
50,851	Tokyo Gas Co. Ltd.	1,290,736
21,572	Tokyo Tatemono Co. Ltd.	242,304
38,501	Tokyu Corp.	626,387
79,518	Tokyu Fudosan Holdings Corp.	446,943
31,890	Toppan Printing Co. Ltd.	515,680
173,116	Toray Industries, Inc.	1,178,199
54,264	Toshiba Corp.	1,802,710
34,384	Tosoh Corp.	551,070
8,874	TOTO Ltd.	373,684
20,514	Toyo Seikan Group Holdings Ltd.	408,714
6,089	Toyo Suisan Kaisha Ltd.	231,532
11,759	Toyoda Gosei Co. Ltd.	243,890
17,097	Toyota Industries Corp.	967,103
265,996	Toyota Motor Corp.	16,491,155
23,393	Toyota Tsusho Corp.	772,940
4,938	Trend Micro, Inc.	246,512
16,978	Ube Industries Ltd.	361,283
10,097	Unicharm Corp.	330,810
17,214	West Japan Railway Co.	1,276,966
188,072	Yahoo! Japan Corp.	499,837
3,570	Yakult Honsha Co. Ltd.	242,007
113,130	Yamada Denki Co. Ltd.(c)	535,304
27,968	Yamaguchi Financial Group, Inc.	205,915
6,274	Yamaha Corp.	323,910
35,617	Yamaha Motor Co. Ltd.	731,688
25,044	Yamato Holdings Co. Ltd.	542,479
15,491	Yamazaki Baking Co. Ltd.	229,774
9,076	Yaskawa Electric Corp.	333,703
13,623	Yokogawa Electric Corp.	283,530
12,912	Yokohama Rubber Co. Ltd. (The)	242,647

		287,926,814

	Luxembourg—0.3%
107,668	ArcelorMittal	2,332,186
5,111	RTL Group S.A.(c)	286,968
34,849	SES S.A. FDR, Class A	592,469
36,880	Tenaris S.A.	511,683

		3,723,306

	Macau—0.1%
65,745	Galaxy Entertainment Group Ltd.	491,491
159,331	Sands China Ltd.	875,311
226,593	SJM Holdings Ltd.	273,515

		1,640,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mongolia—0.0%
146,188	Turquoise Hill Resources Ltd.(a)	$217,348

	Netherlands—4.5%
52,535	ABN AMRO Group N.V. CVA(c)(d)	1,234,630
509,406	Aegon N.V.	2,658,071
14,526	Akzo Nobel N.V.	1,232,343
7,540	ASML Holding N.V.(c)	1,567,828
16,578	ASR Nederland N.V.	735,727
11,444	Boskalis Westminster N.V.	312,809
7,356	Heineken Holding N.V.	746,483
11,312	Heineken N.V.	1,220,069
527,429	ING Groep N.V.(c)	6,712,418
106,455	Koninklijke Ahold Delhaize N.V.	2,560,268
9,579	Koninklijke DSM N.V.	1,093,379
359,212	Koninklijke KPN N.V.	1,101,429
57,247	Koninklijke Philips N.V.	2,435,711
46,828	NN Group N.V.	2,037,280
13,709	Randstad N.V.	782,319
572,746	Royal Dutch Shell PLC, Class A	18,293,179
473,087	Royal Dutch Shell PLC, Class B	15,199,555
14,005	SBM Offshore N.V.	259,288
17,568	Signify N.V.(d)	526,273
10,114	Wolters Kluwer N.V.	704,796

		61,413,855

	New Zealand—0.0%
65,771	Fletcher Building Ltd.	226,331
163,247	Spark New Zealand Ltd.	399,551

		625,882

	Norway—0.7%
92,537	DNB ASA(c)	1,772,623
120,816	Equinor ASA	2,688,759
15,773	Gjensidige Forsikring ASA	305,610
29,540	Mowi ASA	638,453
189,470	Norsk Hydro ASA	809,808
64,214	Orkla ASA	502,276
54,660	Storebrand ASA	460,162
67,245	Telenor ASA	1,346,844
21,113	Yara International ASA	949,993

		9,474,528

	Poland—0.3%
21,277	Bank Polska Kasa Opieki S.A.	631,957
17,496	KGHM Polska Miedz S.A.(a)	470,067
87,051	PGE Polska Grupa Energetyczna S.A.(a)	216,485
32,633	Polski Koncern Naftowy ORLEN S.A.	834,728
167,459	Polskie Gornictwo Naftowe i Gazownictwo S.A.	253,719
54,447	Powszechna Kasa Oszczednosci Bank Polski S.A.	558,110
60,110	Powszechny Zaklad Ubezpieczen S.A.	659,497

		3,624,563

	Portugal—0.2%
949,933	Banco Comercial Portugues S.A., Class R(a)	266,254
314,295	EDP-Energias de Portugal S.A.	1,190,187
48,047	Galp Energia SGPS S.A.	806,079

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Portugal (continued)
23,134	Jeronimo Martins SGPS S.A.	$376,450

		2,638,970

	Russia—0.0%
33,900	Evraz PLC	277,360

	Singapore—0.8%
142,863	Ascendas Real Estate Investment Trust	314,861
222,045	CapitaLand Ltd.	575,829
130,454	CapitaLand Mall Trust	231,927
39,348	City Developments Ltd.	258,427
192,260	ComfortDelGro Corp. Ltd.	379,944
128,856	DBS Group Holdings Ltd.	2,674,245
299,250	Genting Singapore Ltd.	216,545
11,812	Jardine Cycle & Carriage Ltd.	308,230
103,096	Keppel Corp. Ltd.	512,753
164,266	Oversea-Chinese Banking Corp. Ltd.	1,460,196
43,166	Singapore Airlines Ltd.	306,969
153,757	Singapore Press Holdings Ltd.	283,522
99,844	Singapore Technologies Engineering Ltd.	290,466
638,066	Singapore Telecommunications Ltd.	1,485,946
81,609	United Overseas Bank Ltd.	1,668,512
158,027	Wilmar International Ltd.	422,582

		11,390,954

	South Africa—0.2%
73,643	Anglo American PLC	1,902,237
77,588	Investec PLC	490,566

		2,392,803

	South Korea—3.9%
1,178	Amorepacific Corp.	209,754
380	Amorepacific Corp. (Preference Shares)	38,060
36,215	BNK Financial Group, Inc.	217,324
1,013	CJ CheilJedang Corp.	273,163
191	CJ CheilJedang Corp. (Preference Shares)	22,646
2,063	CJ Corp.	211,042
447	CJ Corp. (Preference Shares)(a)(b)	18,922
4,007	Daelim Industrial Co. Ltd.	332,044
4,878	DB Insurance Co. Ltd.	285,627
38,030	Doosan Infracore Co. Ltd.(a)	236,680
3,043	E-MART, Inc.	448,055
6,212	GS Engineering & Construction Corp.	215,903
5,554	GS Holdings Corp.	247,235
32,022	Hana Financial Group, Inc.	1,008,783
9,212	Hankook Tire Co. Ltd.	313,467
13,853	Hanwha Chemical Corp.	244,294
9,463	Hyundai Engineering & Construction Co. Ltd.	425,294
2,596	Hyundai Glovis Co. Ltd.	354,460
5,593	Hyundai Heavy Industries Co. Ltd.(a)	596,095
9,022	Hyundai Marine & Fire Insurance Co. Ltd.	295,417
9,025	Hyundai Mobis Co. Ltd.	1,796,270
19,770	Hyundai Motor Co.	2,344,001
4,881	Hyundai Motor Co. (2nd Preference Shares)	365,610
3,100	Hyundai Motor Co. (Preference Shares)	214,955
12,919	Hyundai Steel Co.	512,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
35,830	Industrial Bank of Korea	$434,015
49,432	KB Financial Group, Inc.	1,955,022
33,510	Kia Motors Corp.	1,298,059
62,706	Korea Electric Power Corp.(a)	1,519,137
6,793	Korea Gas Corp.	268,370
747	Korea Zinc Co. Ltd.	289,361
11,598	Korean Air Lines Co. Ltd.	329,130
8,023	KT&G Corp.	700,549
3,072	LG Chem Ltd.	949,357
513	LG Chem Ltd. (Preference Shares)	88,051
7,181	LG Corp.	448,755
57,734	LG Display Co. Ltd.(a)	985,998
20,552	LG Electronics, Inc.	1,333,597
3,295	LG Electronics, Inc. (Preference Shares)	85,467
218	LG Household & Health Care Ltd.	265,373
55	LG Household & Health Care Ltd. (Preference Shares)	38,090
27,617	LG Uplus Corp.	338,076
1,670	Lotte Chemical Corp.	383,850
2,309	Lotte Shopping Co. Ltd.	351,840
32,005	Mirae Asset Daewoo Co. Ltd.	213,705
11,727	Mirae Asset Daewoo Co. Ltd. (Preference Shares)	39,855
2,901	NAVER Corp.	296,768
11,476	POSCO	2,505,141
5,229	Samsung C&T Corp.	458,822
3,445	Samsung Electro-Mechanics Co. Ltd.	319,978
375,033	Samsung Electronics Co. Ltd.	14,720,081
66,660	Samsung Electronics Co. Ltd. (Preference Shares)	2,122,803
2,344	Samsung Fire & Marine Insurance Co. Ltd.	610,004
223	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	37,703
44,475	Samsung Heavy Industries Co. Ltd.(a)	312,960
7,494	Samsung Life Insurance Co. Ltd.	544,657
2,084	Samsung SDI Co. Ltd.	421,920
40,412	Shinhan Financial Group Co. Ltd.	1,525,634
3,069	SK Holdings Co. Ltd.	673,885
33,955	SK Hynix, Inc.	2,296,319
8,427	SK Innovation Co. Ltd.	1,316,550
2,636	SK Telecom Co. Ltd.	558,498
4,237	S-Oil Corp.	334,419
3,068	Woongjin Coway Co. Ltd.	230,596
32,601	Woori Financial Group, Inc.	386,529

		53,216,074

	Spain—3.8%
2,912	Acciona S.A.	337,117
22,792	Acerinox S.A.	236,886
36,045	ACS Actividades de Construccion y Servicios S.A.	1,653,394
3,075	Aena SME S.A.(d)	569,822
10,605	Amadeus IT Group S.A.	842,886
990,158	Banco Bilbao Vizcaya Argentaria S.A.	6,012,195
1,440,026	Banco de Sabadell S.A.(c)	1,671,936
3,280,695	Banco Santander S.A.(c)	16,587,327
184,015	Bankia S.A.	508,346

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Spain (continued)
53,959	Bankinter S.A.	$430,439
384,762	CaixaBank S.A.	1,224,185
350,936	Distribuidora Internacional de Alimentacion S.A.(c)	244,236
18,265	Enagas S.A.	519,928
52,695	Endesa S.A.	1,311,619
34,513	Ferrovial S.A.	849,385
12,163	Grifols S.A.	337,233
9,486	Grifols S.A. (Preference Shares), Class B	182,640
568,780	Iberdrola S.A.	5,161,925
42,365	Industria de Diseno Textil S.A.(c)	1,280,495
206,774	Mapfre S.A.	619,882
18,541	MERLIN Properties SOCIMI S.A.	252,464
36,961	Naturgy Energy Group S.A.	1,048,810
27,995	Red Electrica Corp. S.A.	579,949
203,588	Repsol S.A.	3,452,079
797,936	Telefonica S.A.	6,646,046

		52,561,224

	Sweden—1.9%
17,494	Alfa Laval AB(c)	405,570
38,319	Assa Abloy AB, Class B	816,619
31,607	Atlas Copco AB, Class A(c)	981,443
18,734	Atlas Copco AB, Class B(c)	532,650
18,351	BillerudKorsnas AB	249,202
21,817	Boliden AB(c)	647,157
16,008	Castellum AB	287,517
25,333	Electrolux AB, Series B	621,680
18,810	Epiroc AB, Class A(a)	194,297
11,351	Epiroc AB, Class B(a)	112,175
36,219	Essity AB, Class B	1,073,601
20,899	Getinge AB, Class B	293,806
112,956	Hennes & Mauritz AB, Class B	1,967,355
7,864	Hexagon AB, Class B	428,488
31,396	Husqvarna AB, Class B(c)	286,193
7,800	ICA Gruppen AB	281,830
18,653	Industrivarden AB, Class A	431,263
14,901	Industrivarden AB, Class C	334,798
722	NCC AB, Class A	11,885
16,958	NCC AB, Class B	280,053
65,902	Sandvik AB(c)	1,217,622
32,081	Securitas AB, Class B	560,172
154,882	Skandinaviska Enskilda Banken AB, Class A	1,476,354
2,220	Skandinaviska Enskilda Banken AB, Class C	21,484
51,092	Skanska AB, Class B	888,365
41,007	SKF AB, Class B	758,087
35,158	SSAB AB, Class A(c)	132,506
88,016	SSAB AB, Class B(c)	283,209
1,162	Svenska Cellulosa AB SCA, Class A	11,331
34,232	Svenska Cellulosa AB SCA, Class B	298,217
161,869	Svenska Handelsbanken AB, Class A	1,764,813
3,951	Svenska Handelsbanken AB, Class B	42,890
100,443	Swedbank AB, Class A	1,627,598
8,171	Swedish Match AB	397,600
34,073	Tele2 AB, Class B	454,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Sweden (continued)
2,932	Telefonaktiebolaget LM Ericsson, Class A	$29,114
232,613	Telefonaktiebolaget LM Ericsson, Class B	2,299,998
372,765	Telia Co. AB	1,585,667
20,534	Trelleborg AB, Class B	339,109
137,671	Volvo AB, Class B	2,201,160

		26,626,979

	Switzerland—6.2%
154,369	ABB Ltd.	3,176,760
24,038	Adecco Group AG	1,380,475
22,102	Alcon, Inc.(a)	1,272,763
5,195	Baloise Holding AG	890,134
4	Chocoladefabriken Lindt & Spruengli AG	303,435
36	Chocoladefabriken Lindt & Spruengli AG-PC	239,352
27,788	Cie Financiere Richemont S.A.	2,031,606
14,373	Clariant AG(a)	295,359
10,068	Coca-Cola HBC AG	359,760
312,411	Credit Suisse Group AG(a)	4,169,568
2,884	Dufry AG(a)	281,721
1,338	Geberit AG	561,067
351	Georg Fischer AG	341,011
316	Givaudan S.A.	818,375
1,997,422	Glencore PLC	7,925,089
785	Helvetia Holding AG	498,810
14,791	Julius Baer Group Ltd.(a)	712,987
4,035	Kuehne + Nagel International AG	586,243
48,203	LafargeHolcim Ltd.	2,477,795
2,029	Lonza Group AG(a)	626,621
149,499	Nestle S.A.	14,385,061
111,130	Novartis AG	9,074,708
317	Partners Group Holding AG	238,792
2,276	PSP Swiss Property AG	232,291
33,719	Roche Holding AG	8,888,050
1,282	Roche Holding AG-BR	335,408
735	Schindler Holding AG	156,088
1,555	Schindler Holding AG-PC	335,416
265	SGS S.A.	699,298
4,444	Sika AG	680,338
1,505	Sonova Holding AG	303,511
33,237	STMicroelectronics N.V.	609,948
3,665	Swatch Group AG (The)	215,080
2,385	Swatch Group AG (The)-BR	728,373
3,861	Swiss Life Holding AG	1,815,314
5,639	Swiss Prime Site AG(a)	452,669
43,899	Swiss RE AG	4,224,471
2,479	Swisscom AG	1,154,839
385,466	UBS Group AG(a)	5,169,179
1,851	Vifor Pharma AG	241,956
19,276	Zurich Insurance Group AG	6,145,998

		85,035,719

	United Kingdom—14.2%
63,809	3i Group PLC	890,491
12,989	Admiral Group PLC	373,206
33,327	Aggreko PLC	370,688
23,204	Ashtead Group PLC	641,903

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
23,912	Associated British Foods PLC	$797,714
64,930	AstraZeneca PLC	4,846,830
539,844	Aviva PLC	3,022,682
39,370	Babcock International Group PLC	269,455
314,589	BAE Systems PLC	2,025,963
66,230	Balfour Beatty PLC	216,888
2,794,221	Barclays PLC	5,984,205
98,808	Barratt Developments PLC	775,185
80,632	BBA Aviation PLC	285,915
36,265	Beazley PLC	272,315
10,153	Bellway PLC	411,903
11,100	Berkeley Group Holdings PLC (The)	543,513
2,813,910	BP PLC	20,506,099
234,591	British American Tobacco PLC	9,144,155
96,105	British Land Co. PLC (The)	744,206
1,182,636	BT Group PLC	3,531,364
18,473	Bunzl PLC	556,061
19,229	Burberry Group PLC	505,619
275,616	Capita PLC(a)	457,937
1,089,325	Centrica PLC	1,508,855
12,885	Close Brothers Group PLC	260,698
113,405	CNH Industrial N.V., Class A	1,228,736
171,765	Cobham PLC(a)	258,181
89,091	Compass Group PLC	2,024,381
4,760	Croda International PLC	321,500
258,828	CYBG PLC	685,640
8,079	DCC PLC	721,244
6,132	Derwent London PLC	253,409
86,034	Diageo PLC	3,626,636
211,952	Direct Line Insurance Group PLC	910,169
191,905	Dixons Carphone PLC	363,007
57,221	Drax Group PLC	254,373
109,359	DS Smith PLC	508,960
24,801	easyJet PLC	376,181
29,316	Experian PLC	850,346
311,198	Fiat Chrysler Automobiles N.V.	4,789,867
218,514	G4S PLC	615,880
371,526	GlaxoSmithKline PLC	7,620,604
43,435	Greene King PLC	362,960
89,263	Hammerson PLC	374,588
124,486	Hays PLC	246,026
18,337	Hiscox Ltd.	400,170
1,988,692	HSBC Holdings PLC	17,294,958
32,163	IG Group Holdings PLC	213,756
23,198	IMI PLC	317,693
93,517	Imperial Brands PLC	2,969,812
51,295	Inchcape PLC	410,921
42,795	Informa PLC	434,602
72,392	Inmarsat PLC	514,526
10,666	InterContinental Hotels Group PLC	690,787
23,224	Intermediate Capital Group PLC	357,862
106,913	International Consolidated Airlines Group S.A.	753,194
4,524	Intertek Group PLC	315,528
211,865	Intu Properties PLC(c)	260,399
441,832	ITV PLC	787,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
360,623	J Sainsbury PLC	$1,046,031
67,419	John Wood Group PLC(c)	413,526
23,004	Johnson Matthey PLC	1,000,738
429,087	Kingfisher PLC	1,477,321
77,617	Land Securities Group PLC	933,941
800,545	Legal & General Group PLC	2,903,380
8,239,974	Lloyds Banking Group PLC	6,721,296
7,394	London Stock Exchange Group PLC	483,309
137,886	Man Group PLC	281,496
309,853	Marks & Spencer Group PLC	1,154,864
58,600	Meggitt PLC	415,888
18,199	Micro Focus International PLC	459,746
28,063	Mondi PLC	614,800
483,613	National Grid PLC	5,271,294
12,024	Next PLC	903,826
67,740	Pearson PLC	733,143
38,512	Pennon Group PLC	375,843
23,251	Persimmon PLC	677,758
62,555	Petrofac Ltd.	361,510
38,449	Phoenix Group Holdings PLC	362,146
52,920	Playtech PLC	301,621
254,887	Prudential PLC	5,765,118
206,377	Quilter PLC(d)	397,054
30,617	Reckitt Benckiser Group PLC	2,473,462
65,080	RELX PLC	1,492,363
62,279	Rentokil Initial PLC	316,641
9,086,935	Rolls-Royce Holdings PLC	11,846
116,237	Rolls-Royce Holdings PLC	1,385,915
423,087	Royal Bank of Scotland Group PLC	1,321,532
256,571	Royal Mail PLC	845,562
28,444	RPC Group PLC	292,569
94,402	RSA Insurance Group PLC	667,024
48,452	Sage Group PLC (The)	458,195
7,834	Schroders PLC	323,439
12,766	Seadrill Ltd.(a)	112,196
48,967	Segro PLC	433,062
21,301	Severn Trent PLC	565,378
37,009	Smith & Nephew PLC	714,294
30,310	Smiths Group PLC	601,595
179,663	SSE PLC	2,680,621
45,742	St. James’s Place PLC	668,768
350,027	Standard Chartered PLC	3,194,189
429,527	Standard Life Aberdeen PLC	1,561,709
35,447	Subsea 7 S.A.	449,262
42,501	Tate & Lyle PLC	425,300
323,837	Taylor Wimpey PLC	765,817
40,038	TechnipFMC PLC	992,089
1,168,055	Tesco PLC	3,803,792
624,371	Thomas Cook Group PLC(a)	217,165
34,130	Travis Perkins PLC	621,798
70,461	Unilever N.V. CVA	4,260,988
51,319	Unilever PLC	3,115,962
67,071	United Utilities Group PLC	724,679
5,759,971	Vodafone Group PLC	10,662,761
16,204	Weir Group PLC (The)	350,558
9,260	Whitbread PLC	538,402

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
136,107	William Hill PLC	$285,139
366,406	WM Morrison Supermarkets PLC	1,031,279
190,100	WPP PLC	2,370,188

		194,849,030

	United States—0.3%
45,955	Bausch Health Cos., Inc.(a)	1,056,979
10,094	Carnival PLC	530,967
19,043	Ferguson PLC	1,350,502
72,240	Samsonite International S.A.(d)	207,179
5,751	Waste Connections, Inc.	531,579

		3,677,206

	Zambia—0.0%
55,533	First Quantum Minerals Ltd.	584,145

	Total Common Stocks & Other Equity Interests (Cost $1,322,839,966)	1,365,241,545

	Money Market Funds—0.1%
905,957	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(e) (Cost $905,957)	905,957

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,323,745,923)—99.3%	1,366,147,502

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—5.3%
54,849,524	Invesco Government & Agency Portfolio—Institutional Class 2.34%(e)(f)	54,849,524
18,277,691	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(e)(f)	18,283,175

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,132,699)	73,132,699

	Total Investments in Securities (Cost $1,396,878,622)—104.6%	1,439,280,201

	Other assets less liabilities—(4.6)%	(63,322,205)

	Net Assets—100.0%	$1,375,957,996

Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF) (continued)

April 30, 2019

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $8,163,060, which represented less than 1% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Industrials	23.9
Consumer Discretionary	15.5
Financials	10.1
Materials	9.4
Information Technology	8.1
Consumer Staples	7.6
Real Estate	7.4
Communication Services	5.8
Health Care	5.7
Energy	3.8
Utilities	2.0
Money Market Funds Plus Other Assets Less Liabilities	0.7

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.3%
	Australia—5.8%
54,333	Abacus Property Group	$144,173
83,722	Adelaide Brighton Ltd.	255,157
51,681	ALS Ltd.	288,823
97,213	Alumina Ltd.	153,268
18,821	Ansell Ltd.	357,673
26,916	Aristocrat Leisure Ltd.	494,081
25,862	Atlas Arteria Ltd.	127,421
107,771	Ausdrill Ltd.	124,402
346,351	AusNet Services	432,708
154,493	Australian Pharmaceutical Industries Ltd.	156,585
84,973	Automotive Holdings Group Ltd.(a)	143,540
78,776	Aveo Group	118,101
29,929	Bapcor Ltd.	119,863
102,215	Beach Energy Ltd.	153,241
35,732	Bega Cheese Ltd.(a)	127,259
945	Blackmores Ltd.	61,552
11,116	Breville Group Ltd.	150,534
7,725	Brickworks Ltd.	89,008
50,189	BWP Trust	130,704
18,477	carsales.com Ltd.	175,048
28,788	Charter Hall Group	198,775
53,343	Charter Hall Retail REIT	174,586
103,928	Cleanaway Waste Management Ltd.	164,587
2,386	Cochlear Ltd.	314,599
21,320	Costa Group Holdings Ltd.	85,085
252,375	Cromwell Property Group	199,838
171,376	CSR Ltd.	429,418
3,316	Domino’s Pizza Enterprises Ltd.	100,361
53,381	DuluxGroup Ltd.	366,329

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
80,958	Eclipx Group Ltd.	$57,837
19,606	Elders Ltd.	83,350
49,540	Estia Health Ltd.	100,771
61,793	Evolution Mining Ltd.	138,743
9,364	Flight Centre Travel Group Ltd.	253,089
80,747	G8 Education Ltd.(a)	173,343
51,772	Genworth Mortgage Insurance Australia Ltd.	87,091
68,195	GrainCorp Ltd., Class A	431,992
27,100	Growthpoint Properties Australia Ltd.	80,303
12,566	GUD Holdings Ltd.	104,543
41,623	GWA Group Ltd.	98,729
130,470	Harvey Norman Holdings Ltd.(a)	382,937
155,822	Healius Ltd.	342,187
240,516	Healthscope Ltd.	414,754
28,431	Iluka Resources Ltd.	172,896
39,288	Independence Group NL	123,332
44,342	Inghams Group Ltd.(a)	138,885
13,923	InvoCare Ltd.(a)	150,034
97,096	IOOF Holdings Ltd.(a)	443,533
13,278	IRESS Ltd.	133,924
25,938	JB Hi-Fi Ltd.(a)	470,469
28,732	Link Administration Holdings Ltd.	153,695
5,410	Magellan Financial Group Ltd.	169,867
217,323	Mayne Pharma Group Ltd.(b)	107,074
9,370	McMillan Shakespeare Ltd.	87,517
20,011	Mineral Resources Ltd.	219,581
18,563	Monadelphous Group Ltd.	247,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
58,837	National Storage REIT	$74,128
39,225	Navitas Ltd.	159,853
26,115	New Hope Corp. Ltd.	49,445
54,374	nib Holdings Ltd.	220,059
156,327	Nine Entertainment Co. Holdings Ltd.	192,554
23,875	Northern Star Resources Ltd.	137,628
53,635	NRW Holdings Ltd.	110,988
62,610	Nufarm Ltd.(a)	222,984
77,137	OceanaGold Corp.	215,607
170,574	Orora Ltd.	363,777
47,650	OZ Minerals Ltd.	334,043
54,900	Pact Group Holdings Ltd.	101,627
33,424	Pendal Group Ltd.	214,788
8,755	Perpetual Ltd.(a)	252,158
269,198	Perseus Mining Ltd.(b)	85,264
24,123	Platinum Asset Management Ltd.(a)	84,555
12,224	Premier Investments Ltd.	146,954
131,808	Qube Holdings Ltd.	262,548
65,739	RCR Tomlinson Ltd.(b)(c)	0
1,758	REA Group Ltd.	98,866
37,729	Regis Resources Ltd.	127,201
111,167	Resolute Mining Ltd.	88,417
22,180	Sandfire Resources NL	109,904
32,733	SEEK Ltd.	419,543
15,768	Seven Group Holdings Ltd.	217,416
355,902	Seven West Media Ltd.(b)	141,533
97,433	Shopping Centres Australasia Property Group	175,560
312,058	Sigma Healthcare Ltd.(a)	115,312
160,867	Southern Cross Media Group Ltd.	142,665
25,238	St. Barbara Ltd.	56,844
146,742	Star Entertainment Group Ltd. (The)	468,911
52,546	Steadfast Group Ltd.	126,117
41,474	Super Retail Group Ltd.	252,798
80,878	Sydney Airport	433,776
28,221	Tassal Group Ltd.	101,700
38,385	TPG Telecom Ltd.	182,097
112,977	Virgin Australia Holdings Ltd.(b)(c)	0
223,726	Viva Energy Group Ltd.(a)(d)	348,008
52,168	Viva Energy REIT	90,327
70,050	Vocus Group Ltd.(b)	192,781
7,712	Washington H Soul Pattinson & Co. Ltd.	124,792
73,875	Whitehaven Coal Ltd.	218,387

		18,666,703

	Austria—0.9%
7,233	ams AG	305,149
5,899	BAWAG Group AG(d)	286,125
7,468	CA Immobilien Anlagen AG	261,543
894	Do & Co. AG	75,443
6,118	EVN AG	91,191
15,470	IMMOFINANZ AG	396,156
2,755	Lenzing AG(a)	309,062
5,679	Oesterreichische Post AG	220,847
6,482	S IMMO AG	141,655
1,007	Schoeller-Bleckmann Oilfield Equipment AG	94,121
12,617	Telekom Austria AG(b)	94,454
17,094	UNIQA Insurance Group AG	181,994

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Austria (continued)
5,504	Verbund AG(a)	$272,764
8,412	Vienna Insurance Group AG Wiener Versicherung Gruppe	233,798

		2,964,302

	Belgium—1.4%
2,518	Ackermans & van Haaren N.V.	404,664
1,331	Aedifica S.A.	119,332
25,783	AGFA-Gevaert N.V.(b)	111,304
950	Barco N.V.	168,643
2,420	Befimmo S.A.	138,588
12,105	Bekaert S.A./ N.V.	330,198
953	Cie d’Entreprises CFE	94,734
3,016	Cofinimmo S.A.	385,324
3,256	D’Ieteren S.A./N.V.	134,648
29,893	Econocom Group S.A./N.V.(a)	124,088
3,504	Elia System Operator S.A./N.V.	236,009
31,753	Euronav N.V.	299,631
1,038	Galapagos N.V.(b)	118,714
1,409	Gimv N.V.	84,638
1,472	Melexis N.V.(a)	117,952
14,660	Ontex Group N.V.(a)	368,020
6,249	Orange Belgium S.A.	130,821
1,599	Sofina S.A.	328,653
8,889	Telenet Group Holding N.V.	471,397
2,706	Tessenderlo Group S.A.(b)	97,650
1,126	Warehouses De Pauw CVA	168,843

		4,433,851

	Cambodia—0.0%
97,552	NagaCorp Ltd.	125,089

	Canada—7.2%
17,788	Aecon Group, Inc.	253,226
52,543	Alamos Gold, Inc., Class A	242,951
12,083	Allied Properties Real Estate Investment Trust	426,031
47,474	Artis Real Estate Investment Trust	368,089
8,778	ATS Automation Tooling Systems, Inc.(b)	139,970
66,156	B2Gold Corp.(b)	179,013
62,071	Birchcliff Energy Ltd.	161,499
47,361	BlackBerry Ltd.(b)	432,699
10,018	Boardwalk Real Estate Investment Trust	289,622
1,166	Boyd Group Income Fund	127,582
15,582	Canadian Western Bank	347,966
23,376	Canfor Corp.(b)	243,457
23,874	Cascades, Inc.	142,513
9,478	CCL Industries, Inc., Class B	402,667
50,281	Centerra Gold, Inc.(b)	254,919
56,679	CES Energy Solutions Corp.	109,970
25,547	Chartwell Retirement Residences	278,981
16,673	Choice Properties Real Estate Investment Trust	169,060
15,647	Cineplex, Inc.	298,005
1,991	Cogeco Communications, Inc.	131,682
2,367	Colliers International Group, Inc.	151,465
53,359	Cominar Real Estate Investment Trust	445,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
510	Constellation Software, Inc.	$448,153
57,777	Corus Entertainment, Inc., Class B	327,283
2,569	Descartes Systems Group, Inc. (The)(b)	102,172
27,319	Detour Gold Corp.(b)	241,671
12,519	Dollarama, Inc.	374,490
24,710	Dream Global Real Estate Investment Trust	253,309
20,053	Dream Office Real Estate Investment Trust	347,335
45,483	ECN Capital Corp.	145,051
79,956	Eldorado Gold Corp.(a)(b)	331,664
53,786	Element Fleet Management Corp.	332,264
8,855	Emera, Inc.(a)	331,174
16,687	Enerflex Ltd.	229,862
56,490	Enerplus Corp.	514,843
25,851	Ensign Energy Services, Inc.	108,193
49,303	Entertainment One Ltd.	306,329
24,176	First Capital Realty, Inc.	383,703
1,615	FirstService Corp.	139,962
7,824	Genworth MI Canada, Inc.	242,130
5,403	Granite Real Estate Investment Trust	244,967
3,076	Great Canadian Gaming Corp.(b)	117,740
24,893	Home Capital Group, Inc.(a)(b)	350,486
42,323	Hudbay Minerals, Inc.	280,643
29,001	Hudson’s Bay Co.(a)	160,614
84,992	IAMGOLD Corp.(b)	254,622
13,412	Innergex Renewable Energy, Inc.	141,179
62,341	Just Energy Group, Inc.	226,619
4,521	Kirkland Lake Gold Ltd.	145,558
10,504	Laurentian Bank of Canada	331,393
12,547	Linamar Corp.	474,010
10,325	Maple Leaf Foods, Inc.	239,934
33,636	Martinrea International, Inc.	340,811
27,747	Mullen Group Ltd.	206,679
9,290	NFI Group, Inc.	233,976
10,649	Norbord, Inc.	270,104
8,654	North West Co., Inc. (The)	182,061
15,529	Northland Power, Inc.	274,978
7,605	Northview Apartment Real Estate Investment Trust	159,314
25,535	NuVista Energy Ltd.(b)	82,763
11,702	Osisko Gold Royalties Ltd.	131,704
15,158	Pan American Silver Corp.	192,236
16,102	Paramount Resources Ltd., Class A(b)	106,772
8,208	Pason Systems, Inc.	121,729
84,395	Peyto Exploration & Development Corp.	379,564
21,227	PrairieSky Royalty Ltd.(a)	304,708
142,472	Precision Drilling Corp.(b)	348,448
2,634	Premium Brands Holdings Corp.	157,684
10,854	Pretium Resources, Inc.(b)	82,059
12,029	Quebecor, Inc., Class B	298,758
6,783	Ritchie Bros Auctioneers, Inc.	235,075
19,982	Russel Metals, Inc.	350,561
29,837	Secure Energy Services, Inc.	177,886
44,684	SEMAFO, Inc.(b)	118,254
53,115	Seven Generations Energy Ltd., Class A(a)(b)	414,591
15,464	ShawCor Ltd.	228,534
541	Shopify, Inc., Class A(b)	131,007

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
7,464	Sierra Wireless, Inc.(b)	$99,542
18,094	SmartCentres Real Estate Investment Trust	455,713
9,765	SSR Mining, Inc.(b)	111,936
14,714	Stantec, Inc.	366,975
11,916	Stars Group, Inc. (The)(b)	223,934
5,565	Stella-Jones, Inc.	189,265
33,906	Superior Plus Corp.	294,396
14,837	TFI International, Inc.	485,302
6,950	TMX Group Ltd.	441,531
32,566	TORC Oil & Gas Ltd.	116,203
8,076	Torex Gold Resources, Inc.(b)	76,906
5,695	Toromont Industries Ltd.	294,953
11,602	TransAlta Renewables, Inc.	119,625
17,818	Transcontinental, Inc., Class A	213,254
18,352	WestJet Airlines Ltd.	257,981
8,259	Westshore Terminals Investment Corp.	129,055
3,360	Winpak Ltd.	110,252

		23,241,647

	China—0.8%
91,404	CapitaLand Retail China Trust	101,396
358,591	China Travel International Investment Hong Kong Ltd.	82,730
297,648	CITIC Telecom International Holdings Ltd.	123,302
470,019	Guotai Junan International Holdings Ltd.	94,658
61,217	Kerry Logistics Network Ltd.	109,085
75,508	Minth Group Ltd.	238,206
402,043	MMG Ltd.(b)	173,723
110,981	Nexteer Automotive Group Ltd.	173,713
760,360	Noble Group Ltd.(b)(c)	11,312
418,436	Shui On Land Ltd.	101,870
102,874	SITC International Holdings Co. Ltd.	109,228
319,654	Tingyi Cayman Islands Holding Corp.	525,599
127,245	Towngas China Co. Ltd.(b)	101,207
143,327	Uni-President China Holdings Ltd.	131,171
586,328	Want Want China Holdings Ltd.	464,853
342,043	Xinyi Solar Holdings Ltd.	194,883

		2,736,936

	Colombia—0.1%
54,145	Gran Tierra Energy, Inc.(b)	129,607
12,957	Parex Resources, Inc.(b)	219,803

		349,410

	Denmark—1.4%
11,954	Alm. Brand A/S(a)	113,858
2,971	Chr. Hansen Holding A/S	302,824
8,388	D/S Norden A/S(a)	132,840
5,142	Demant A/S(a)(b)	162,095
4,461	DFDS A/S	211,477
9,228	FLSmidth & Co. A/S	462,671
938	Genmab A/S(b)	155,591
5,474	GN Store Nord A/S	279,959
3,414	H. Lundbeck A/S	143,496
10,410	Matas A/S	103,293
2,005	Nilfisk Holding A/S(b)	84,574
9,363	NKT A/S(b)	172,315
2,278	Ringkjoebing Landbobank A/S	147,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Denmark (continued)
609	Rockwool International A/S, Class B	$162,543
2,966	Royal Unibrew A/S	212,377
15,457	Scandinavian Tobacco Group A/S(d)	183,883
2,096	Schouw & Co. A/S(a)	148,886
1,360	SimCorp A/S	133,210
17,612	Sydbank A/S	379,912
4,745	Topdanmark A/S	255,426
16,377	Tryg A/S	500,039

		4,448,311

	Egypt—0.1%
202,688	Centamin PLC	233,847

	Faroe Islands—0.1%
3,305	Bakkafrost P/F	169,311

	Finland—1.4%
11,193	Cargotec Oyj, Class B	458,107
13,554	Citycon Oyj(a)	138,381
7,228	Cramo Oyj	151,883
7,835	DNA Oyj	186,326
14,768	Finnair Oyj	123,301
12,854	Huhtamaki Oyj(a)	489,930
16,373	Kemira Oyj	231,384
12,568	Konecranes Oyj	522,834
28,156	Metsa Board Oyj, Class B	157,015
14,201	Orion Oyj, Class B(a)	471,563
38,958	Outotec Oyj(b)	205,029
20,519	Ramirent Oyj	143,723
10,839	Sanoma Oyj	110,419
10,628	Tieto Oyj	301,582
12,310	Uponor Oyj	146,925
16,064	Valmet Oyj	441,072
34,617	YIT Oyj(a)	212,016

		4,491,490

	France—3.4%
4,175	Adevinta ASA, Class A(b)	42,013
5,127	Adevinta ASA, Class B(b)	50,324
2,425	Aeroports de Paris	493,534
13,047	ALD S.A.(d)	191,545
2,480	Alten S.A.	270,430
32,597	Altran Technologies S.A.	423,948
2,191	bioMerieux	173,723
11,740	CIE Plastic Omnium S.A.	355,108
21,146	Coface S.A.(b)	213,285
180	Dassault Aviation S.A.	272,129
36,385	Derichebourg S.A.	158,214
30,608	Elior Group S.A.(a)(d)	423,292
2,115	Eramet	147,716
26,388	Europcar Mobility Group(a)(d)	219,876
5,585	Fnac Darty S.A.(b)	490,401
1,395	Gaztransport Et Technigaz S.A.	126,086
1,468	Ipsen S.A.	171,264
5,984	IPSOS	173,357
8,707	JCDecaux S.A.	284,932
8,454	Korian S.A.	339,752
6,078	Maisons DU Monde S.A.(d)	130,647

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
16,223	Mercialys S.A.	$213,083
2,964	Mersen S.A.	105,300
13,793	Metropole Television S.A.(a)	273,449
13,063	Neopost S.A.	320,024
13,757	Nexans S.A.	481,488
4,297	Orpea	523,461
6,790	Rallye S.A.(a)	78,987
1,597	Remy Cointreau S.A.	212,623
3,717	Rothschild & Co.	127,677
2,968	SEB S.A.	542,842
4,944	Societe BIC S.A.	425,806
3,145	Sopra Steria Group	401,100
9,945	Tarkett S.A.	240,740
227,040	Technicolor S.A.(b)	271,746
35,901	Television Francaise 1(a)	391,882
5,365	Ubisoft Entertainment S.A.(b)	511,308
217,721	Vallourec S.A.(a)(b)	539,240
2,686	Vicat S.A.(a)	141,780
623	Virbac S.A.(b)	110,874
1,317	Worldline S.A.(b)(d)	82,875

		11,147,861

	Georgia—0.0%
6,284	Bank of Georgia Group PLC	140,823

	Germany—4.6%
5,033	1&1 Drillisch AG(a)	187,490
2,188	ADO Properties S.A.(d)	114,758
17,613	alstria office REIT-AG	275,950
6,973	Axel Springer SE	394,640
2,948	BayWa AG(a)	86,725
2,818	Bechtle AG	288,653
12,448	Bilfinger SE	458,971
3,150	CANCOM SE	158,718
1,419	Carl Zeiss Meditec AG-BR	139,229
3,295	CTS Eventim AG & Co. KGaA	168,535
3,149	Delivery Hero SE(b)(d)	145,010
1,941	Deutsche Beteiligungs AG	77,005
10,238	Deutsche EuroShop AG	306,808
28,174	Deutz AG	277,225
10,357	DIC Asset AG	113,401
1,006	Draegerwerk AG & Co. KGaA	46,957
2,355	Draegerwerk AG & Co. KGaA (Preference Shares)	141,200
9,572	Duerr AG	430,488
7,644	DWS Group GmbH & Co. KGaA(b)(d)	280,643
14,420	ElringKlinger AG(a)	109,245
2,299	Fielmann AG	163,092
5,412	Fraport AG Frankfurt Airport Services Worldwide	447,857
3,412	FUCHS PETROLUB SE	135,746
6,795	FUCHS PETROLUB SE (Preference Shares)	295,316
4,477	Gerresheimer AG	336,164
11,749	Grand City Properties S.A.	275,983
1,352	GRENKE AG(a)	143,412
4,909	Hamburger Hafen und Logistik AG, Class A	123,234
128,690	Heidelberger Druckmaschinen AG(a)(b)	240,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
9,708	Hella GmbH & Co. KGaA	$527,233
1,627	Hornbach Holding AG & Co. KGaA	88,160
2,199	Indus Holding AG	116,937
3,753	Jenoptik AG	148,051
8,065	Jungheinrich AG (Preference Shares)	280,373
60,957	Kloeckner & Co. SE	427,307
3,034	Knorr-Bremse AG(b)	328,630
2,422	Koenig & Bauer AG	117,314
3,188	Krones AG(a)	296,363
22,069	Nordex SE(b)	357,141
4,179	Norma Group SE	197,359
679	Pfeiffer Vacuum Technology AG	113,915
543	Puma SE	335,610
139	Rational AG	93,778
3,779	RHOEN-KLINIKUM AG	111,384
8,486	Rocket Internet SE(b)(d)	223,491
849	Sartorius AG (Preference Shares)	155,281
31,775	Schaeffler AG (Preference Shares)	270,994
8,650	Scout24 AG(a)(d)	444,957
8,990	Siemens Healthineers AG(d)	383,055
1,926	Siltronic AG	188,564
1,920	Sixt SE(a)	213,561
2,431	Sixt SE (Preference Shares)	186,078
6,048	Software AG	230,181
1,988	Stabilus S.A.	110,640
1,936	Stroeer SE & Co. KGaA(a)	130,723
30,255	Suedzucker AG	464,523
13,332	TAG Immobilien AG	299,421
6,179	Takkt AG	97,086
50,769	Tele Columbus AG(b)(d)	108,673
7,984	TLG Immobilien AG	234,876
3,231	Wacker Chemie AG	282,582
5,024	Wacker Neuson SE	139,071
2,315	Wirecard AG(a)	346,874
8,732	Zalando SE(b)(d)	410,423

		14,823,195

	Ghana—0.1%
117,476	Tullow Oil PLC	345,042

	Hong Kong—2.6%
30,203	ASM Pacific Technology Ltd.	349,752
68,981	Bank of East Asia Ltd. (The)	217,615
160,687	Brightoil Petroleum Holdings Ltd.(b)(c)	7,681
54,764	Cafe de Coral Holdings Ltd.	134,861
165,482	Cathay Pacific Airways Ltd.	278,426
283,544	Champion REIT	239,979
222,783	Chow Tai Fook Jewellery Group Ltd.	238,248
41,450	CK Infrastructure Holdings Ltd.	336,549
24,972	Dah Sing Financial Holdings Ltd.	130,981
31,079	Dairy Farm International Holdings Ltd.	243,349
429,520	First Pacific Co. Ltd.	177,931
233,630	Fortune Real Estate Investment Trust	302,557
199,649	Global Brands Group Holding Ltd.	24,430
546,900	Haitong International Securities Group Ltd.	197,975
81,251	Hang Lung Group Ltd.	241,825
63,684	HKBN Ltd.	113,968

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
467,433	Hutchison Port Holdings Trust	$109,847
212,338	Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	89,857
66,157	Hysan Development Co. Ltd.	370,190
52,545	Johnson Electric Holdings Ltd.	123,503
153,700	K Wah International Holdings Ltd.	96,388
1,667,195	Li & Fung Ltd.	276,258
71,580	Lifestyle International Holdings Ltd.	124,631
50,594	Luk Fook Holdings International Ltd.	181,213
299,252	Man Wah Holdings Ltd.	154,100
281,030	Mapletree North Asia Commercial Trust(d)	280,782
112,529	Melco International Development Ltd.	275,965
806,105	Pacific Basin Shipping Ltd.	165,426
134,940	Pacific Textiles Holdings Ltd.	114,207
525,542	PCCW Ltd.	316,850
244,484	Sa Sa International Holdings Ltd.(a)	82,893
193,599	Shangri-La Asia Ltd.	274,406
110,680	SmarTone Telecommunications Holdings Ltd.	115,259
394,050	Sun Art Retail Group Ltd.	344,054
153,547	Value Partners Group Ltd.	115,472
32,652	Vitasoy International Holdings Ltd.	164,396
31,858	VTech Holdings Ltd.	290,545
65,001	Wheelock & Co. Ltd.	462,731
307,420	Xinyi Glass Holdings Ltd.	351,095
131,867	Yue Yuen Industrial Holdings Ltd.	426,088

		8,542,283

	India—0.1%
2,797	Rhi Magnesita N.V.	180,930

	Indonesia—0.1%
960,165	Golden Agri-Resources Ltd.	204,561

	Ireland—0.7%
39,341	C&C Group PLC	149,243
60,767	Cairn Homes PLC(b)	87,579
19,002	Dalata Hotel Group PLC	125,431
16,730	Glanbia PLC	307,301
81,622	Green REIT PLC	154,957
114,562	Greencore Group PLC	343,502
86,568	Hibernia REIT PLC	138,734
9,872	Kingspan Group PLC	518,659
31,819	UDG Healthcare PLC	272,529

		2,097,935

	Israel—1.3%
6,864	Airport City Ltd.(b)	113,796
12,727	Alony Hetz Properties & Investments Ltd.	154,802
4,051	Azrieli Group Ltd.	230,393
1,597	Delek Group Ltd.(a)	303,479
2,217	Elbit Systems Ltd.	308,324
9,474	First International Bank of Israel Ltd.	237,705
20,843	Gazit-Globe Ltd.	168,261
30,185	Harel Insurance Investments & Financial Services Ltd.(a)	225,906
804	Israel Corp. Ltd. (The)(b)	193,420
26,104	Jerusalem Economy Ltd.(b)	86,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Israel (continued)
1,887	Melisron Ltd.	$95,162
19,749	Mizrahi Tefahot Bank Ltd.	426,624
2,646	Nice Ltd.(b)	364,753
240,552	Oil Refineries Ltd.(b)	117,971
16,230	Partner Communications Co. Ltd.(b)	73,195
1,249	Paz Oil Co. Ltd.	181,714
19,079	Phoenix Holdings Ltd. (The)	108,614
19,292	Plus500 Ltd.	132,792
20,394	Shufersal Ltd.	135,356
3,121	Strauss Group Ltd.	79,503
16,821	Tower Semiconductor Ltd.(b)	306,010

		4,044,479

	Italy—2.9%
9,437	ACEA SpA	171,121
6,041	Amplifon SpA	115,973
51,491	Anima Holding SpA(b)(d)	204,625
7,680	ASTM SpA	195,378
30,136	Autogrill SpA	292,647
27,993	Azimut Holding SpA(a)	564,692
8,891	Banca Generali SpA	250,698
6,259	Banca IFIS SpA	107,812
48,877	Banca Mediolanum SpA	358,512
132,160	Banca Monte dei Paschi di Siena SpA(a)(b)	200,247
31,767	Banca Popolare di Sondrio SCPA	86,369
18,694	Brembo SpA	245,119
11,935	Buzzi Unicem SpA(a)	265,237
6,947	Buzzi Unicem SpA-RSP	105,727
24,995	Cerved Group SpA	243,704
1,044	Danieli & C. Officine Meccaniche SpA	21,247
3,681	Danieli & C. Officine Meccaniche SpA-RSP	53,299
26,397	Davide Campari-Milano SpA	265,804
7,944	De’Longhi SpA	203,341
1,043	DiaSorin SpA	101,810
33,860	Enav SpA(d)	184,574
13,010	ERG SpA	239,846
3,733	Ferrari N.V.	505,167
109,551	Fincantieri SpA	133,824
24,537	FinecoBank Banca Fineco SpA	322,696
1,804	IMA Industria Macchine Automatiche SpA	141,522
18,890	Infrastrutture Wireless Italiane SpA(d)	156,235
5,122	Interpump Group SpA	192,183
159,448	Iren SpA	372,397
77,388	Italgas SpA	482,212
26,143	Maire Tecnimont SpA	93,228
4,640	MARR SpA	112,581
81,836	Mediaset SpA(a)(b)	271,839
5,649	Moncler SpA	231,519
152,439	OVS SpA(a)(b)(d)	317,589
41,096	Piaggio & C. SpA	113,299
73,974	PRADA SpA	208,852
6,502	Recordati SpA	262,252
78,599	Salini Impregilo SpA(a)	163,840
7,655	Salvatore Ferragamo SpA(a)	173,124
38,787	Societa Cattolica di Assicurazioni SC	361,224
11,925	Societa Iniziative Autostradali e Servizi SpA	195,921

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy (continued)
3,028	Tod’s SpA(a)	$148,702

		9,437,988

	Ivory Coast—0.0%
5,552	Endeavour Mining Corp.(b)	78,501

	Japan—31.8%
11,893	77 Bank Ltd. (The)	169,465
2,907	ABC-Mart, Inc.	180,619
37,421	Acom Co. Ltd.(a)	131,037
7,545	Adastria Co. Ltd.	184,941
16,807	ADEKA Corp.	251,256
10,316	Advantest Corp.	290,839
2,875	Aeon Delight Co. Ltd.	96,672
23,409	AEON Financial Service Co. Ltd.	483,208
21,155	Aeon Mall Co. Ltd.	323,664
6,331	Aica Kogyo Co. Ltd.	218,281
14,874	Aida Engineering Ltd.	116,455
42,551	Aiful Corp.(b)	99,333
2,913	Ain Holdings, Inc.	231,209
71,914	Akebono Brake Industry Co. Ltd.(b)	83,294
6,052	Alpen Co. Ltd.	93,789
9,531	Amano Corp.	247,314
8,855	Anritsu Corp.	153,129
8,576	AOKI Holdings, Inc.	89,398
16,810	Aoyama Trading Co. Ltd.	368,122
3,973	Arata Corp.	141,797
5,804	Arcs Co. Ltd.	117,253
13,371	Asahi Diamond Industrial Co. Ltd.	94,482
7,616	Asahi Holdings, Inc.	147,704
30,149	Asics Corp.	369,503
4,256	ASKUL Corp.(a)	114,258
13,448	Autobacs Seven Co. Ltd.	234,246
10,304	Avex, Inc.	130,355
3,867	Awa Bank Ltd. (The)	96,801
16,755	Azbil Corp.	401,217
8,369	Bank of the Ryukyus Ltd.	90,246
11,231	Belluna Co. Ltd.	84,302
15,401	Benesse Holdings, Inc.	423,830
42,142	Bic Camera, Inc.	451,028
2,544	BML, Inc.	71,609
7,396	Calbee, Inc.	203,203
11,285	Canon Marketing Japan, Inc.	243,381
6,296	Capcom Co. Ltd.	141,607
4,717	Cawachi Ltd.	83,180
9,113	Central Glass Co. Ltd.	211,675
98,987	Chiyoda Corp.(a)(b)	312,848
4,675	Chudenko Corp.(a)	95,326
26,749	Chugoku Bank Ltd. (The)	257,703
11,639	Chugoku Marine Paints Ltd.	109,728
82,388	Citizen Watch Co. Ltd.(a)	461,595
13,041	CKD Corp.	149,993
4,840	cocokara fine, Inc.	192,079
6,068	Colowide Co. Ltd.(a)	121,605
15,255	COMSYS Holdings Corp.	399,541
966	Cosmos Pharmaceutical Corp.	153,866
8,290	CyberAgent, Inc.	329,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
8,193	Daibiru Corp.	$72,312
12,620	Daido Metal Co. Ltd.	79,204
10,749	Daido Steel Co. Ltd.	435,268
6,261	Daifuku Co. Ltd.	381,141
5,033	Daihen Corp.	140,540
4,788	Daiho Corp.	128,110
4,931	Daiichikosho Co. Ltd.	240,850
12,830	Daikyonishikawa Corp.	128,674
20,943	Daio Paper Corp.(a)	241,444
4,282	Daiseki Co. Ltd.	117,070
3,493	Daishi Hokuetsu Financial Group, Inc.	102,399
6,237	Daiwabo Holdings Co. Ltd.	317,520
28,732	DCM Holdings Co. Ltd.	284,031
21,753	DeNA Co. Ltd.	338,868
4,490	Descente Ltd.	95,101
13,696	Dexerials Corp.	86,326
2,370	Disco Corp.	406,012
17,626	DMG Mori Co. Ltd.	251,630
4,808	Doutor Nichires Holdings Co. Ltd.	91,562
14,885	Dowa Holdings Co. Ltd.	483,136
2,397	DTS Corp.	84,473
6,922	Duskin Co. Ltd.	170,168
2,246	DyDo Group Holdings, Inc.	100,024
2,689	Earth Corp.	123,133
32,763	EDION Corp.	277,107
2,933	Eizo Corp.	112,185
10,474	Exedy Corp.	238,680
6,509	Ezaki Glico Co. Ltd.	342,471
16,872	FamilyMart UNY Holdings Co. Ltd.	449,617
4,005	Fancl Corp.	118,667
7,466	FCC Co. Ltd.	153,577
9,420	Foster Electric Co. Ltd.	146,406
2,397	FP Corp.	145,273
13,693	Fuji Corp.	205,195
14,429	Fuji Media Holdings, Inc.	193,553
54,304	Fuji Oil Co. Ltd.	135,547
5,996	Fuji Oil Holdings, Inc.	191,926
3,718	Fuji Seal International, Inc.	129,525
2,995	Fuji Soft, Inc.	118,052
10,069	Fujitec Co. Ltd.	122,681
12,474	Fujitsu General Ltd.	181,552
6,037	Fukuyama Transporting Co. Ltd.	231,452
12,094	Furukawa Co. Ltd.	149,852
5,672	Futaba Corp.	91,872
16,543	Futaba Industrial Co. Ltd.	103,677
3,776	Fuyo General Lease Co. Ltd.	187,486
11,807	Geo Holdings Corp.	160,395
12,405	Glory Ltd.	311,865
6,393	GMO Internet, Inc.	98,672
24,949	Gree, Inc.	96,772
22,224	GS Yuasa Corp.	444,380
51,758	GungHo Online Entertainment, Inc.	161,257
107,915	Gunma Bank Ltd. (The)	425,362
3,997	Gunze Ltd.	169,749
26,188	H2O Retailing Corp.	332,244
108,857	Hachijuni Bank Ltd. (The)	435,917
2,648	Hamakyorex Co. Ltd.	97,599

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
7,784	Hamamatsu Photonics K.K.	$314,855
14,790	Hanwa Co. Ltd.	424,279
6,506	Happinet Corp.	76,991
54,567	Hazama Ando Corp.	365,985
12,705	Heiwa Corp.(a)	252,332
7,130	Heiwa Real Estate Co. Ltd.	136,870
8,828	Heiwado Co. Ltd.	162,491
1,824	Hikari Tsushin, Inc.	336,386
4,391	Hirose Electric Co. Ltd.	507,010
59,814	Hiroshima Bank Ltd. (The)	321,156
4,866	HIS Co. Ltd.	154,663
6,481	Hisamitsu Pharmaceutical Co., Inc.	274,079
9,341	Hitachi Capital Corp.	215,965
23,969	Hitachi Chemical Co. Ltd.(a)	634,869
10,973	Hitachi High-Technologies Corp.	487,689
8,702	Hitachi Transport System Ltd.	240,648
104,279	Hitachi Zosen Corp.	322,083
2,761	Hogy Medical Co. Ltd.	90,236
2,817	Hokkoku Bank Ltd. (The)	86,502
36,433	Hokuetsu Corp.	198,235
23,188	Hokuhoku Financial Group, Inc.	254,209
50,486	Hokuriku Electric Power Co.(b)	374,424
5,040	Horiba Ltd.	303,192
4,796	Hoshizaki Corp.	310,044
17,754	Hosiden Corp.	168,015
7,486	House Foods Group, Inc.	300,448
37,986	Hulic Co. Ltd.	326,739
26,000	Hyakugo Bank Ltd. (The)	83,807
32,028	Ibiden Co. Ltd.	571,975
4,492	IBJ Leasing Co. Ltd.	105,146
25,527	IDOM, Inc.	61,884
3,855	Inaba Denki Sangyo Co. Ltd.	156,623
7,955	Inabata & Co. Ltd.	108,852
4,822	Internet Initiative Japan, Inc.	97,111
1,789	Iriso Electronics Co. Ltd.	92,522
15,345	Ishihara Sangyo Kaisha Ltd.	170,569
6,456	Ito EN Ltd.	320,554
10,211	Itochu Enex Co. Ltd.	83,247
9,814	ITOCHU Techno-Solutions Corp.	239,766
29,556	Itoham Yonekyu Holdings, Inc.	183,904
11,794	Iwatani Corp.	368,513
59,707	Iyo Bank Ltd. (The)	330,231
7,264	Izumi Co. Ltd.	316,322
26,359	J Trust Co. Ltd.(a)	86,621
6,575	Jaccs Co. Ltd.	113,760
6,161	JAFCO Co. Ltd.	231,504
4,103	Japan Airport Terminal Co. Ltd.	172,593
11,952	Japan Aviation Electronics Industry Ltd.	192,520
13,453	Japan Petroleum Exploration Co. Ltd.	291,950
23,190	Japan Securities Finance Co. Ltd.(a)	119,932
12,633	Japan Steel Works Ltd. (The)	242,281
5,088	Jeol Ltd.	102,559
6,120	Joyful Honda Co. Ltd.	70,885
9,299	Juki Corp.	106,370
4,915	Juroku Bank Ltd. (The)	99,999
83,746	JVC Kenwood Corp.	221,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
13,143	Kadokawa Dwango Corp.	$165,209
5,340	Kaga Electronics Co. Ltd.	98,194
7,439	Kagome Co. Ltd.	202,047
5,770	Kakaku.com, Inc.	118,120
4,463	Kaken Pharmaceutical Co. Ltd.	190,141
16,900	Kamigumi Co. Ltd.	402,413
6,429	Kanamoto Co. Ltd.	151,929
25,359	Kandenko Co. Ltd.	212,890
16,811	Kanematsu Corp.	185,808
22,744	Kansai Paint Co. Ltd.	431,906
3,193	Kato Sangyo Co. Ltd.	103,781
3,938	Kato Works Co. Ltd.	98,755
10,705	Keihan Holdings Co. Ltd.	454,152
14,662	Keihin Corp.	240,648
13,740	Keisei Electric Railway Co. Ltd.	479,898
19,256	Kenedix, Inc.	91,288
20,158	Kewpie Corp.	464,426
4,835	KH Neochem Co. Ltd.	140,003
27,100	Kinden Corp.	433,843
10,895	Kintetsu World Express, Inc.	164,146
4,997	Kissei Pharmaceutical Co. Ltd.	123,383
17,539	Kitz Corp.	133,541
8,296	Kiyo Bank Ltd. (The)	112,625
3,054	Kobayashi Pharmaceutical Co. Ltd.	242,949
5,814	Koei Tecmo Holdings Co. Ltd.	105,552
8,557	Kohnan Shoji Co. Ltd.	188,926
13,333	Kokuyo Co. Ltd.	169,034
7,639	Komeri Co. Ltd.	160,702
8,603	Komori Corp.	99,181
8,556	Konami Holdings Corp.	388,717
6,297	Konoike Transport Co. Ltd.	101,600
1,282	Kose Corp.	239,997
8,948	Kumagai Gumi Co. Ltd.	261,511
12,433	Kumiai Chemical Industry Co. Ltd.	90,868
3,787	Kureha Corp.	225,775
16,362	Kurita Water Industries Ltd.	423,980
11,826	KYB Corp.(b)	319,607
7,743	Kyoei Steel Ltd.	128,129
7,111	Kyokuto Kaihatsu Kogyo Co. Ltd.	99,730
8,143	KYORIN Holdings, Inc.	152,514
2,179	Kyoritsu Maintenance Co. Ltd.	111,518
12,754	Kyowa Exeo Corp.	346,978
23,119	Kyowa Hakko Kirin Co. Ltd.	447,538
6,339	Kyudenko Corp.	179,854
70,115	Kyushu Financial Group, Inc.	281,404
254,953	Leopalace21 Corp.(a)(b)	430,358
10,527	Lintec Corp.	226,750
18,849	Lion Corp.	387,219
7,322	Lixil Viva Corp.	86,056
8,139	M3, Inc.	143,890
9,217	Mabuchi Motor Co. Ltd.	340,129
16,431	Macnica Fuji Electronics Holdings, Inc.	236,488
32,117	Maeda Corp.	317,782
12,792	Maeda Road Construction Co. Ltd.	252,682
5,224	Makino Milling Machine Co. Ltd.	219,983
4,683	Mandom Corp.	120,633
11,339	Maruha Nichiro Corp.	358,368

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
9,367	Maruichi Steel Tube Ltd.	$258,197
14,540	Marusan Securities Co. Ltd.(a)	82,246
11,098	Matsui Securities Co. Ltd.	98,649
11,074	Matsumotokiyoshi Holdings Co. Ltd.	363,416
12,125	Maxell Holdings Ltd.	184,093
12,510	Megmilk Snow Brand Co. Ltd.	275,529
12,710	Meidensha Corp.	180,536
3,003	Meitec Corp.	139,129
12,433	Miraca Holdings, Inc.	317,369
12,945	Mirait Holdings Corp.	189,569
16,063	MISUMI Group, Inc.	415,078
12,777	Mitsubishi Logistics Corp.(a)	340,491
4,641	Mitsubishi Pencil Co. Ltd.	95,133
90,177	Mitsubishi UFJ Lease & Finance Co. Ltd.	456,654
3,292	Mitsui Sugar Co. Ltd.	79,274
5,812	Mitsui-Soko Holdings Co. Ltd.	91,948
6,956	Miura Co. Ltd.	176,312
5,368	Mizuno Corp.	123,289
3,065	Mochida Pharmaceutical Co. Ltd.	142,001
3,636	Modec, Inc.	111,161
30,652	Monex Group, Inc.	93,022
4,198	Morinaga & Co. Ltd.	174,328
14,102	Morinaga Milk Industry Co. Ltd.	464,052
11,788	Musashi Seimitsu Industry Co. Ltd.	183,422
4,371	Musashino Bank Ltd. (The)	84,496
13,964	Nabtesco Corp.	425,032
5,458	Nachi-Fujikoshi Corp.	268,551
13,916	Nagase & Co. Ltd.	211,286
17,421	Nankai Electric Railway Co. Ltd.	473,945
4,672	Nanto Bank Ltd. (The)	87,253
6,052	NEC Networks & System Integration Corp.	145,465
7,536	NET One Systems Co. Ltd.	194,058
19,808	Nexon Co. Ltd.(b)	283,848
11,564	Nichias Corp.	222,403
13,854	Nichicon Corp.	134,466
4,912	Nichiha Corp.	134,735
10,270	NichiiGakkan Co. Ltd.	125,684
9,364	Nichi-iko Pharmaceutical Co. Ltd.	111,906
18,037	Nichirei Corp.	414,912
13,408	Nifco, Inc.	376,808
7,147	Nihon Kohden Corp.	207,592
10,315	Nihon Parkerizing Co. Ltd.	134,014
7,192	Nihon Unisys Ltd.	183,586
14,259	Nikkiso Co. Ltd.	175,781
7,099	Nikkon Holdings Co. Ltd.	166,807
13,346	Nippo Corp.	270,335
6,632	Nippon Chemi-Con Corp.	134,992
39,749	Nippon Denko Co. Ltd.	82,799
5,374	Nippon Densetsu Kogyo Co. Ltd.	115,514
9,887	Nippon Flour Mills Co. Ltd.	166,448
4,615	Nippon Gas Co. Ltd.	121,078
30,900	Nippon Kayaku Co. Ltd.	361,783
11,402	Nippon Paint Holdings Co. Ltd.	431,510
2,631	Nippon Shinyaku Co. Ltd.	180,951
6,795	Nippon Shokubai Co. Ltd.	469,778
10,604	Nippon Signal Co. Ltd.	98,161
7,686	Nippon Soda Co. Ltd.	211,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
4,179	Nippon Steel Trading Corp.	$174,289
70,177	Nippon Suisan Kaisha Ltd.	489,585
11,999	Nippon Television Holdings, Inc.	174,962
15,451	Nippon Thompson Co. Ltd.	79,492
46,683	Nippon Yakin Kogyo Co. Ltd.(a)	106,045
29,065	Nipro Corp.	359,349
16,275	Nishimatsu Construction Co. Ltd.	351,438
12,045	Nishimatsuya Chain Co. Ltd.	95,819
27,443	Nishi-Nippon Financial Holdings, Inc.	225,704
8,502	Nishi-Nippon Railroad Co. Ltd.	199,468
3,875	Nishio Rent All Co. Ltd.	107,161
8,049	Nissan Chemical Corp.	356,288
14,917	Nissan Shatai Co. Ltd.	136,614
9,254	Nissha Co. Ltd.	107,101
6,272	Nisshin Oillio Group Ltd. (The)	178,798
9,421	Nissin Electric Co. Ltd.	89,071
11,719	Nissin Kogyo Co. Ltd.	155,622
2,444	Nitta Corp.	80,315
5,331	Nitto Boseki Co. Ltd.	110,665
5,390	Nitto Kogyo Corp.	105,114
7,808	NOF Corp.	277,267
8,027	Nojima Corp.	137,585
2,831	NOMURA Co. Ltd.	78,798
10,330	Nomura Research Institute Ltd.	503,631
3,171	Noritake Co. Ltd.	153,461
88,277	North Pacific Bank Ltd.	215,590
4,021	NS Solutions Corp.	107,804
3,698	NS United Kaiun Kaisha Ltd.	80,750
3,766	NSD Co. Ltd.	93,224
2,518	OBIC Co. Ltd.	290,743
5,332	Ogaki Kyoritsu Bank Ltd. (The)	120,069
1,755	Okamoto Industries, Inc.	90,606
12,432	Okamura Corp.	125,018
38,055	Okasan Securities Group, Inc.	138,724
37,318	Oki Electric Industry Co. Ltd.(a)	435,921
7,807	Okinawa Electric Power Co., Inc. (The)	128,908
4,714	OKUMA Corp.(a)	275,539
8,602	Okumura Corp.	277,272
35,112	Onward Holdings Co. Ltd.	192,623
3,599	Open House Co. Ltd.	131,357
2,329	Oracle Corp. Japan	159,135
152,167	Orient Corp.	159,852
3,679	Osaka Soda Co. Ltd.	88,626
12,620	Osaki Electric Co. Ltd.	83,510
10,182	OSG Corp.	203,777
10,470	Otsuka Corp.	410,809
6,310	Outsourcing, Inc.	82,320
8,398	Pacific Industrial Co. Ltd.	136,932
6,540	PALTAC CORPORATION	358,783
2,768	Paramount Bed Holdings Co. Ltd.	129,733
11,690	Park24 Co. Ltd.	244,873
82,551	Penta-Ocean Construction Co. Ltd.	377,270
20,373	Persol Holdings Co. Ltd.	381,211
4,579	Pigeon Corp.	193,849
1,719	Pilot Corp.	70,998
3,953	Piolax, Inc.	74,002

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
5,916	Plenus Co. Ltd.	$97,524
5,242	Pola Orbis Holdings, Inc.	164,732
18,989	Press Kogyo Co. Ltd.	102,127
8,688	Prima Meat Packers Ltd.	158,666
7,610	Raito Kogyo Co. Ltd.	97,777
4,838	Relo Group, Inc.	131,620
12,504	Resorttrust, Inc.	174,018
5,532	Restar Holdings Corp.(a)	89,356
5,701	Rinnai Corp.	382,882
8,223	Rohto Pharmaceutical Co. Ltd.	229,986
9,161	Round One Corp.	122,887
3,582	Royal Holdings Co. Ltd.	87,447
8,714	Ryobi Ltd.	197,869
1,698	Ryohin Keikaku Co. Ltd.	322,296
4,103	Ryosan Co. Ltd.	110,334
3,452	S Foods, Inc.	118,709
4,572	Saizeriya Co. Ltd.	102,585
4,013	Sakai Chemical Industry Co. Ltd.	98,942
10,552	Sakata INX Corp.	95,596
2,690	Sakata Seed Corp.	85,380
3,049	San-A Co. Ltd.	119,359
18,243	Sanden Holdings Corp.(b)	130,711
7,475	Sangetsu Corp.	139,869
17,118	San-In Godo Bank Ltd. (The)	112,967
8,034	Sanken Electric Co. Ltd.	172,041
10,132	Sanki Engineering Co. Ltd.	110,440
8,502	Sankyo Co. Ltd.	334,736
8,239	Sankyu, Inc.	393,549
6,929	Sanrio Co. Ltd.(a)	157,711
35,109	Sanwa Holdings Corp.	420,520
2,218	Sanyo Chemical Industries Ltd.	111,722
2,257	Sanyo Denki Co. Ltd.	105,175
7,472	Sanyo Special Steel Co. Ltd.	149,205
20,410	Sapporo Holdings Ltd.	416,355
4,113	Sato Holdings Corp.	99,598
5,595	Sawai Pharmaceutical Co. Ltd.	299,405
6,831	SCREEN Holdings Co. Ltd.(a)	327,520
4,914	SCSK Corp.	232,519
8,827	Seiko Holdings Corp.	199,484
6,801	Seiren Co. Ltd.	101,488
31,054	Senko Group Holdings Co. Ltd.	248,711
54,360	Senshu Ikeda Holdings, Inc.	134,710
94,164	Seven Bank Ltd.	255,331
2,631	Shibuya Corp.	81,499
8,920	Shiga Bank Ltd. (The)(a)	212,398
3,937	Shima Seiki Manufacturing Ltd.	131,675
10,291	Shimachu Co. Ltd.	247,723
5,424	Shimamura Co. Ltd.	403,726
2,425	Shindengen Electric Manufacturing Co. Ltd.	99,395
17,726	Shinko Electric Industries Co. Ltd.	155,814
8,667	Shinko Plantech Co. Ltd.	90,347
16,791	Shinmaywa Industries Ltd.	206,693
7,092	Ship Healthcare Holdings, Inc.	290,684
1,486	SHO-BOND Holdings Co. Ltd.	101,935
1,168	Shochiku Co. Ltd.	140,003
13,088	Showa Corp.	191,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
9,656	Siix Corp.	$153,976
6,597	Sinfonia Technology Co. Ltd.	93,350
33,705	SKY Perfect JSAT Holdings, Inc.	134,366
8,131	Sohgo Security Services Co. Ltd.	361,743
10,629	Sotetsu Holdings, Inc.	293,461
9,006	Square Enix Holdings Co. Ltd.	309,701
6,336	Starts Corp., Inc.	140,572
5,839	Sugi Holdings Co. Ltd.	294,113
27,896	SUMCO Corp.	365,685
5,397	Sumitomo Bakelite Co. Ltd.	209,823
14,720	Sumitomo Dainippon Pharma Co. Ltd.	323,807
49,489	Sumitomo Mitsui Construction Co. Ltd.	321,706
8,508	Sumitomo Osaka Cement Co. Ltd.	345,285
2,107	Sumitomo Seika Chemicals Co. Ltd.	81,442
14,472	Sumitomo Warehouse Co. Ltd. (The)	184,514
9,929	Sundrug Co. Ltd.	265,308
85,510	Suruga Bank Ltd.(b)	376,206
1,475	Sushiro Global Holdings Ltd.	96,281
6,789	Tachi-S Co. Ltd.	104,296
26,107	Tadano Ltd.	273,787
6,816	Taikisha Ltd.	205,322
4,167	Taisho Pharmaceutical Holdings Co. Ltd.	384,617
2,731	Taiyo Holdings Co. Ltd.	95,754
20,945	Taiyo Nippon Sanso Corp.	347,720
17,624	Taiyo Yuden Co. Ltd.(a)	425,191
23,809	Takara Holdings, Inc.	276,623
25,994	Takara Leben Co. Ltd.	80,520
10,583	Takasago Thermal Engineering Co. Ltd.	167,048
5,275	Takeuchi Manufacturing Co. Ltd.	99,177
10,114	Takuma Co. Ltd.	121,595
16,488	Tamura Corp.	101,556
2,232	TechnoPro Holdings, Inc.	133,269
3,931	Tekken Corp.	102,427
6,050	T-Gaia Corp.	98,104
14,722	THK Co. Ltd.	384,127
9,997	TIS, Inc.	454,185
8,893	Toa Corp.	127,915
17,255	Toagosei Co. Ltd.	187,617
55,266	Toda Corp.	339,908
880	Toei Co. Ltd.	113,857
9,931	Toho Co. Ltd.	415,073
17,788	Toho Holdings Co. Ltd.	415,253
5,558	Toho Zinc Co. Ltd.	144,770
12,093	Tokai Carbon Co. Ltd.(a)	138,873
15,736	Tokai Holdings Corp.(a)	130,833
14,138	Tokai Rika Co. Ltd.	244,868
68,385	Tokai Tokyo Financial Holdings, Inc.	225,955
2,564	Token Corp.(a)	156,085
14,345	Tokuyama Corp.	354,198
8,145	Tokyo Broadcasting System Holdings, Inc.	154,380
6,636	Tokyo Century Corp.	305,062
20,861	Tokyo Dome Corp.	206,597
6,067	Tokyo Ohka Kogyo Co. Ltd.	192,837
6,151	Tokyo Seimitsu Co. Ltd.	177,834
15,727	Tokyo Steel Manufacturing Co. Ltd.	134,147
18,774	Tokyu Construction Co. Ltd.	134,684

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
16,640	Tomy Co. Ltd.	$177,493
13,443	Topcon Corp.	162,342
9,209	Toppan Forms Co. Ltd.	83,925
7,532	Topre Corp.	140,394
5,567	Toshiba Machine Co. Ltd.	126,260
5,955	Toshiba Plant Systems & Services Corp.	106,508
7,129	Toshiba TEC Corp.	196,508
4,965	Totetsu Kogyo Co. Ltd.	145,105
3,684	Towa Pharmaceutical Co. Ltd.	90,335
29,340	Toyo Construction Co. Ltd.	107,481
15,170	Toyo Engineering Corp.(b)	80,498
5,704	Toyo Ink SC Holdings Co. Ltd.	136,179
33,677	Toyo Tire Corp.	392,785
30,432	Toyobo Co. Ltd.	396,470
23,726	Toyota Boshoku Corp.	350,218
4,581	TPR Co. Ltd.	89,625
4,570	transcosmos, Inc.	99,545
4,995	Trusco Nakayama Corp.	125,800
14,158	TS Tech Co. Ltd.	422,674
16,460	TSI Holdings Co. Ltd.	102,270
7,218	Tsubaki Nakashima Co. Ltd.	133,505
8,438	Tsubakimoto Chain Co.	312,519
8,758	Tsumura & Co.	268,539
4,731	Tsuruha Holdings, Inc.	402,268
5,617	TV Asahi Holdings Corp.	98,647
13,386	UACJ Corp.	269,583
8,100	Ulvac, Inc.	270,545
15,018	Unipres Corp.	231,254
4,280	United Arrows Ltd.	135,077
11,835	United Super Markets Holdings, Inc.	106,688
34,167	Unitika Ltd.(b)	135,288
6,795	Unizo Holdings Co. Ltd.	119,946
3,352	U-Shin Ltd.(a)(b)	29,555
19,895	Ushio, Inc.	240,794
15,612	USS Co. Ltd.	298,012
11,590	Valor Holdings Co. Ltd.	281,594
8,667	Vital KSK Holdings, Inc.	82,487
22,529	VT Holdings Co. Ltd.	90,622
10,115	Wacoal Holdings Corp.	249,390
20,897	Wacom Co. Ltd.	83,869
4,600	Warabeya Nichiyo Holdings Co. Ltd.	73,683
5,983	Welcia Holdings Co. Ltd.(a)	235,022
6,784	World Co. Ltd.	130,898
8,518	Xebio Holdings Co. Ltd.	89,406
8,798	Yamabiko Corp.	86,578
7,153	Yamato Kogyo Co. Ltd.	197,490
9,804	Yamazen Corp.	102,551
3,051	Yaoko Co. Ltd.	144,640
5,446	Yokogawa Bridge Holdings Corp.	88,065
12,215	Yokohama Reito Co. Ltd.(a)	96,404
10,268	Yoshinoya Holdings Co. Ltd.(a)	155,437
3,968	Zenkoku Hosho Co. Ltd.	138,591
11,724	Zensho Holdings Co. Ltd.	263,586
30,392	Zeon Corp.	295,529
5,429	ZERIA Pharmaceutical Co. Ltd.	95,784
7,405	ZOZO, Inc.	130,647

		103,213,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Jordan—0.1%
12,106	Hikma Pharmaceuticals PLC	$278,631

	Kazakhstan—0.1%
21,169	KAZ Minerals PLC	178,442

	Liechtenstein—0.0%
1,295	Liechtensteinische Landesbank AG	88,324

	Luxembourg—0.2%
15,187	APERAM S.A.	466,350
686	Eurofins Scientific SE(a)	313,671

		780,021

	Macau—0.2%
101,765	MGM China Holdings Ltd.	209,616
203,971	Wynn Macau Ltd.	584,973

		794,589

	Mexico—0.1%
17,352	Fresnillo PLC(a)	169,386

	Netherlands—2.0%
13,316	Aalberts N.V.	522,314
100,812	Altice Europe N.V.(b)	318,604
8,588	Altice Europe N.V., Class B(b)	27,045
3,020	AMG Advanced Metallurgical Group N.V.	91,450
16,262	Arcadis N.V.(a)	306,724
4,771	ASM International N.V.	323,806
8,987	BE Semiconductor Industries N.V.	258,038
4,408	Corbion N.V.	140,791
10,577	Eurocommercial Properties N.V. CVA	306,298
5,252	Euronext N.V.(d)	364,633
3,540	Flow Traders(a)(d)	101,404
29,844	Fugro N.V. CVA(a)(b)	271,583
4,843	GrandVision N.V.(d)	108,877
3,207	IMCD N.V.	258,774
9,701	Intertrust N.V.(d)	183,844
116,469	Koninklijke BAM Groep N.V.	566,487
5,703	Koninklijke Volkerwessels N.V.	121,819
8,597	Koninklijke Vopak N.V.	382,978
8,234	NIBC Holding N.V.(d)	78,529
2,437	NSI N.V.	96,409
10,124	OCI N.V.(b)	293,293
181,429	PostNL N.V.	469,483
3,017	Sligro Food Group N.V.	110,057
5,821	TKH Group N.V. CVA	312,611
14,186	TomTom N.V.(b)	122,226
3,328	Vastned Retail N.V.	116,739
11,921	Wereldhave N.V.(a)	304,872

		6,559,688

	New Zealand—0.7%
45,416	Air New Zealand Ltd.	81,323
78,091	Auckland International Airport Ltd.	415,069
52,172	Chorus Ltd.	208,413
56,323	Contact Energy Ltd.	252,040
26,208	Fisher & Paykel Healthcare Corp. Ltd.	276,329
87,771	Kiwi Property Group Ltd.	90,143
41,933	Mercury NZ Ltd.	103,471

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	New Zealand (continued)
86,673	Meridian Energy Ltd.	$234,677
23,327	Ryman Healthcare Ltd.	189,015
61,809	SKYCITY Entertainment Group Ltd.	168,179
33,779	Trade Me Group Ltd.	144,850
52,963	Z Energy Ltd.	223,582

		2,387,091

	Norway—1.2%
5,122	Aker BP ASA	168,512
47,881	Aker Solutions ASA(b)(d)	245,122
7,490	Atea ASA	106,709
16,151	Austevoll Seafood ASA	187,331
8,543	Borregaard ASA	86,492
48,838	DNO ASA	110,524
40,816	Elkem ASA(b)(d)	168,031
15,669	Entra ASA(d)	226,496
19,474	Frontline Ltd.(b)	160,791
11,676	Kongsberg Gruppen ASA	168,777
26,810	Leroy Seafood Group ASA	193,274
14,424	Norwegian Air Shuttle ASA(a)(b)	60,181
15,621	Norwegian Finans Holding ASA(b)	128,256
120,821	Petroleum Geo-Services ASA(b)	266,652
4,870	Salmar ASA	220,762
5,127	Schibsted ASA, Class B	122,372
4,175	Schibsted ASA, Class A	109,306
12,836	SpareBank 1 SMN	138,788
30,301	SpareBank 1 SR-Bank ASA	349,175
13,789	TGS Nopec Geophysical Co. ASA	359,415
5,301	Tomra Systems ASA	159,260
17,796	Veidekke ASA	198,488
31,974	XXL ASA(d)	97,244

		4,031,958

	Poland—0.9%
17,149	Alior Bank S.A.(b)	262,738
6,107	Asseco Poland S.A.	84,551
59,224	Bank Millennium S.A.(b)	149,217
2,123	CCC S.A.	115,021
29,361	Cyfrowy Polsat S.A.(b)	203,251
60,626	Enea S.A.(b)	121,154
49,757	Energa S.A.(b)	97,484
29,641	Eurocash S.A.(a)	168,023
9,883	Grupa Azoty S.A.	106,882
16,441	Grupa Lotos S.A.	357,157
11,992	Jastrzebska Spolka Weglowa S.A.(b)	181,849
56	LPP S.A.	125,295
1,621	mBank S.A.	187,587
142,158	Orange Polska S.A.(b)	183,300
24,825	PLAY Communications S.A.(d)	152,785
3,411	Santander Bank Polska S.A.	353,566
326,759	Tauron Polska Energia S.A.(b)	147,840

		2,997,700

	Portugal—0.4%
37,876	CTT-Correios de Portugal S.A.	107,223
67,867	Mota-Engil SGPS S.A.(b)	180,563
65,051	Navigator Co. S.A. (The)	287,237
36,361	NOS SGPS S.A.	243,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Portugal (continued)
61,864	REN—Redes Energeticas Nacionais SGPS S.A.	$176,794
347,108	Sonae SGPS S.A.	386,670

		1,382,374

	Russia—0.2%
35,416	Polymetal International PLC	372,408
141,330	VEON Ltd.	337,368

		709,776

	Singapore—1.7%
163,065	Ascott Residence Trust	143,754
23,181	BOC Aviation Ltd.(d)	199,444
47,605	BW LPG Ltd.(b)(d)	217,450
233,858	CapitaLand Commercial Trust	333,297
107,535	CDL Hospitality Trusts	126,400
177,436	Ezion Holdings Ltd. Wts. expiring 04/16/23(b)(c)	0
1,165,297	Ezra Holdings Ltd.(b)(c)	0
67,644	Frasers Centrepoint Trust	118,770
84,079	Frasers Commercial Trust	91,417
133,514	Frasers Logistics & Industrial Trust(d)	115,741
57,469	IGG, Inc.	72,959
220,017	Keppel REIT	197,194
313,483	Keppel Infrastructure Trust	109,392
207,426	Mapletree Commercial Trust	294,102
157,077	Mapletree Industrial Trust	237,716
244,938	Mapletree Logistics Trust	266,315
259,598	Netlink Nbn Trust(d)	158,291
67,176	SATS Ltd.	258,104
225,164	Sembcorp Industries Ltd.	440,006
206,140	Sembcorp Marine Ltd.(b)	258,962
63,191	Singapore Exchange Ltd.	342,602
226,503	Singapore Post Ltd.	173,055
149,859	StarHub Ltd.	170,645
242,996	Suntec Real Estate Investment Trust	330,255
98,568	UOL Group Ltd.	548,887
36,597	Venture Corp. Ltd.	456,253

		5,661,011

	South Korea—6.6%
4,649	AMOREPACIFIC Group	299,281
46,913	Asiana Airlines, Inc.(b)	265,458
1,228	Celltrion Healthcare Co. Ltd.(b)	79,473
1,216	Celltrion, Inc.(b)	220,684
7,639	Cheil Worldwide, Inc.	166,428
2,321	CJ CGV Co. Ltd.	85,338
878	CJ ENM Co. Ltd.	164,529
9,459	CJ Hello Co. Ltd.	70,124
1,384	CJ Logistics Corp.(b)	186,603
852	Com2uS Corp.	72,790
6,193	Daesang Corp.	140,756
80,496	Daewoo Engineering & Construction Co. Ltd.(b)	347,301
14,303	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	355,693
8,156	Daishin Securities Co. Ltd.	89,020
6,979	Daishin Securities Co. Ltd. (Preference Shares)	54,965

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
5,011	Daou Technology, Inc.	$95,017
8,111	DB HiTek Co. Ltd.	111,095
47,684	DGB Financial Group, Inc.	343,705
20,722	Dongkuk Steel Mill Co. Ltd.(b)	133,931
5,267	Doosan Bobcat, Inc.	144,057
5,277	Doosan Corp.	463,033
61,779	Doosan Heavy Industries & Construction Co. Ltd.(b)	369,674
2,932	Fila Korea Ltd.	206,820
642	Green Cross Corp.	79,141
613	GS Home Shopping, Inc.	89,839
6,697	GS Retail Co. Ltd.	224,447
4,049	Hanjin Kal Corp.	128,248
4,031	Hanjin Transportation Co. Ltd.	145,622
198	Hanmi Pharm Co. Ltd.	73,647
20,283	Hanon Systems	217,910
5,738	Hansol Paper Co. Ltd.	73,435
8,209	Hanwha Aerospace Co. Ltd.(b)	217,145
12,743	Hanwha Corp.	322,898
6,567	Hanwha Corp. (Preference Shares)	82,920
72,366	Hanwha Life Insurance Co. Ltd.	247,177
12,318	Harim Holdings Co. Ltd.	141,301
6,697	HDC Holdings Co. Ltd.	98,608
9,701	Hite Jinro Co. Ltd.	168,583
2,958	Hotel Shilla Co. Ltd.	291,204
3,998	Huchems Fine Chemical Corp.	74,953
2,221	Hyosung Corp.	142,787
5,369	Hyundai Corp.	107,780
4,106	Hyundai Department Store Co. Ltd.	356,768
988	Hyundai Elevator Co. Ltd.(b)	72,737
10,877	Hyundai Greenfood Co. Ltd.	129,893
1,072	Hyundai Home Shopping Network Corp.	91,769
68,701	Hyundai Merchant Marine Co. Ltd.(b)	236,423
3,090	Hyundai Mipo Dockyard Co. Ltd.	148,661
8,090	Hyundai Rotem Co. Ltd.(b)	150,283
10,067	Hyundai Wia Corp.	430,033
1,233	Innocean Worldwide, Inc.	75,258
2,645	IS Dongseo Co. Ltd.	82,306
24,166	JB Financial Group Co. Ltd.	117,711
2,715	Kakao Corp.	278,903
13,221	Kangwon Land, Inc.	384,809
1,567	KCC Corp.	476,210
4,060	KEPCO Plant Service & Engineering Co. Ltd.	127,380
1,551	KIWOOM Securities Co. Ltd.	109,140
6,603	Kolon Industries, Inc.	261,147
6,454	Korea Aerospace Industries Ltd.	193,374
6,723	Korea Investment Holdings Co. Ltd.	393,659
3,949	Korea Line Corp.(b)	80,964
790	Korea Petrochemical Industries Co. Ltd.	101,443
19,228	Korean Reinsurance Co.	150,117
8,112	Kumho Industrial Co. Ltd.	99,651
3,618	Kumho Petrochemical Co. Ltd.	284,323
35,636	Kumho Tire Co., Inc.(b)	137,889
4,372	LF Corp.	93,193
2,369	LG Hausys Ltd.	123,302
4,132	LG Innotek Co. Ltd.	433,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
10,255	LG International Corp.	$167,237
2,616	LIG Nex1 Co. Ltd.	83,867
72	Lotte Chilsung Beverage Co. Ltd.	106,692
6,744	Lotte Corp.	283,177
2,787	LOTTE Fine Chemical Co. Ltd.	114,758
4,442	LOTTE Himart Co. Ltd.	180,813
7,898	LS Corp.	335,013
3,464	LS Industrial Systems Co. Ltd.	142,634
13,790	Mando Corp.	394,287
11,113	Meritz Fire & Marine Insurance Co. Ltd.	226,417
51,276	Meritz Securities Co. Ltd.	222,109
948	NCSoft Corp.	426,870
829	Netmarble Corp.(b)(d)	90,483
23,380	NH Investment & Securities Co. Ltd.	275,200
1,522	NHN Corp.(b)	109,445
665	NongShim Co. Ltd.	159,682
4,307	OCI Co. Ltd.	343,262
8,781	Orange Life Insurance Ltd.(d)	267,606
130	Ottogi Corp.	80,794
41,786	Pan Ocean Co. Ltd.(b)	170,449
5,125	Paradise Co. Ltd.	81,384
8,917	Partron Co. Ltd.	105,723
7,943	Poongsan Corp.	189,030
23,626	POSCO International Corp.	370,120
1,793	S-1 Corp.	150,421
7,198	Samsung Card Co. Ltd.	228,606
34,067	Samsung Engineering Co. Ltd.(b)	497,233
2,385	Samsung SDS Co. Ltd.	443,047
12,792	Samsung Securities Co. Ltd.	390,391
4,427	Seoul Semiconductor Co. Ltd.	72,574
2,088	SFA Engineering Corp.	74,983
1,543	Shinsegae, Inc.	449,103
1,308	SK Gas Co. Ltd.	96,184
84,188	SK Networks Co. Ltd.	422,327
4,683	SKC Co. Ltd.	143,318
13,814	Taeyoung Engineering & Construction Co. Ltd.	151,367
4,990	Youngone Corp.	157,840
670	Yuhan Corp.	140,808

		21,359,329

	Spain—1.9%
5,394	Almirall S.A.	86,807
26,050	Applus Services S.A.	326,392
17,144	Atresmedia Corp. de Medios de Comunicacion S.A.(a)	92,224
10,337	Bolsas y Mercados Espanoles SHMSF S.A.	292,861
4,949	Cellnex Telecom S.A.(d)	152,081
17,084	Cia de Distribucion Integral Logista Holdings S.A.	404,747
5,161	CIE Automotive S.A.	143,789
2,291	Construcciones y Auxiliar de Ferrocarriles S.A.	107,836
12,812	Ebro Foods S.A.	269,938
11,215	EDP Renovaveis S.A.	111,233
13,982	Ence Energia y Celulosa S.A.	75,089
13,982	Euskaltel S.A.(d)	131,312

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Spain (continued)
28,787	Faes Farma S.A.	$131,950
6,913	Fomento de Construcciones y Contratas S.A.(b)	84,602
52,269	Gestamp Automocion S.A.(d)	333,015
22,307	Indra Sistemas S.A.(b)	262,494
30,273	Inmobiliaria Colonial Socimi S.A.	325,529
330,141	Liberbank S.A.(b)	145,924
37,132	Mediaset Espana Comunicacion S.A.(a)	287,136
18,455	Melia Hotels International S.A.	182,627
6,331	Metrovacesa S.A.(b)(d)	73,080
6,863	Neinor Homes S.A.(b)(d)	78,067
36,171	Prosegur Cash S.A.(d)	77,506
52,002	Prosegur Cia de Seguridad S.A.	270,296
144,054	Sacyr S.A.	352,265
21,546	Siemens Gamesa Renewable Energy S.A.	386,104
10,986	Tecnicas Reunidas S.A.(a)	327,500
165,107	Unicaja Banco S.A.(d)	189,476
4,427	Viscofan S.A.	265,680
16,571	Zardoya Otis S.A.(a)	133,712

		6,101,272

	Sweden—3.1%
16,028	AAK AB	260,058
10,593	AF Poyry AB, Class B	197,223
33,293	Arjo AB, Class B	123,271
4,991	Atrium Ljungberg AB, Class B	81,374
17,214	Attendo AB(d)	93,704
18,846	Axfood AB	345,428
5,027	Beijer Ref AB	106,179
22,036	Betsson AB	167,076
24,284	Bilia AB, Class A(a)	208,182
10,091	Bonava AB, Class B(a)	128,542
17,162	Bravida Holding AB(d)	150,105
5,835	Bure Equity AB	108,269
12,809	Clas Ohlson AB, Class B(a)	106,171
39,451	Cloetta AB, Class B	120,343
41,148	Dometic Group AB(a)(d)	375,867
21,491	Elekta AB, Class B	254,317
26,368	Fabege AB(a)	365,698
8,653	Fastighets AB Balder, Class B(b)	273,239
19,309	Hemfosa Fastigheter AB	159,439
1,255	Hemfosa Fastigheter AB (Preference Shares)	24,224
31,580	Hexpol AB	245,816
18,120	Holmen AB, Class B(a)	380,629
10,625	Hufvudstaden AB, Class A	176,808
7,110	Indutrade AB	216,737
9,275	Intrum AB(a)	235,709
7,481	Investment AB Latour, Class B	105,839
19,011	JM AB(a)	361,551
77,593	Klovern AB, Class B	104,880
2,542	Klovern AB (Preference Shares)	88,906
29,440	Kungsleden AB	223,274
2,529	Lifco AB, Class B	120,348
9,283	Lindab International AB	104,481
10,281	Loomis AB, Class B	379,584
3,284	Lundin Petroleum AB	107,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Sweden (continued)
14,508	Mekonomen AB(a)(b)	$105,909
11,064	Modern Times Group MTG AB, Class B	142,915
6,242	Mycronic AB	87,326
20,010	Netent AB	63,523
18,418	Nibe Industrier AB, Class B	247,206
27,903	Nobia AB(a)	175,370
2,088	Nolato AB, Class B	96,770
11,064	Nordic Entertainment Group AB, Class B(b)	281,639
6,004	Pandox AB, Class B	102,816
36,762	Peab AB	335,648
102,341	Ratos AB, Class B(a)	232,094
14,302	Resurs Holding AB(d)	88,459
10,537	Saab AB, Class B(a)	346,364
174,373	SAS AB(b)	317,682
15,127	Scandic Hotels Group AB(d)	140,660
6,547	Sweco AB, Class B	166,932
3,845	Swedish Orphan Biovitrum AB(b)	69,969
7,742	Thule Group AB(d)	179,812
17,249	Wallenstam AB, Class B(a)	165,744
17,245	Wihlborgs Fastigheter AB(a)	229,104

		10,076,575

	Switzerland—3.8%
1,706	Allreal Holding AG	272,223
1,047	ALSO Holding AG(b)	131,517
8,711	Arbonia AG(b)	94,034
371,370	Aryzta AG(b)	555,233
6,143	Ascom Holding AG	83,675
1,004	Autoneum Holding AG(a)	132,914
373	Banque Cantonale Vaudoise	294,300
169	Barry Callebaut AG	309,474
29	Belimo Holding AG	151,972
268	Bell Food Group AG	77,060
3,427	BKW AG	218,265
1,202	Bobst Group S.A.	86,346
963	Bucher Industries AG	327,174
443	Burckhardt Compression Holding AG	133,683
3,645	Cembra Money Bank AG	338,209
154	Conzzeta AG	132,842
913	Daetwyler Holding AG-BR	141,564
6,775	DKSH Holding AG	415,875
290	dormakaba Holding AG(b)	218,852
12,260	EFG International AG	92,040
205	Emmi AG	180,557
541	EMS-Chemie Holding AG	327,573
1,957	Flughafen Zurich AG	322,262
105	Forbo Holding AG	168,680
9,501	Galenica AG(d)	484,374
125,437	GAM Holding AG(b)	519,474
1,501	Huber + Suhner AG	119,903
7,127	Implenia AG	223,951
173	Inficon Holding AG	97,196
121,683	IWG PLC	539,190
4,744	Landis+Gyr Group AG(b)	331,009
9,176	Logitech International S.A.	358,755
80,683	Mediclinic International PLC	360,881
1,106	Mobimo Holding AG	255,064

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland (continued)
25,471	OC Oerlikon Corp. AG(b)	$332,448
6,156	Oriflame Holding AG(a)	127,241
1,904	Panalpina Welttransport Holding AG	408,827
757	Rieter Holding AG	109,650
152	Schweiter Technologies AG-BR	147,525
1,909	SFS Group AG(a)	176,287
316	Siegfried Holding AG(b)	119,857
9,844	SIG Combibloc Group AG(b)	95,832
165	St. Galler Kantonalbank AG	74,728
274	Straumann Holding AG	221,190
4,300	Sulzer AG	452,787
5,573	Sunrise Communications Group AG(a)(b)(d)	369,984
579	Tecan Group AG	130,460
1,063	Temenos AG	176,715
993	U-Blox Holding AG	83,221
1,070	Valiant Holding AG	119,916
887	Valora Holding AG(b)	225,885
1,578	VAT Group AG(b)(d)	195,895
4,055	Vontobel Holding AG	238,962
2,467	Wizz Air Holdings PLC(b)(d)	109,348

		12,412,879

	Ukraine—0.0%
47,255	Ferrexpo PLC	127,705

	United Arab Emirates—0.1%
37,722	Borr Drilling Ltd.(b)	107,310
2,549	NMC Health PLC	93,775

		201,085

	United Kingdom—8.7%
49,637	888 Holdings PLC	93,634
156,786	AA PLC	151,558
22,689	Ascential PLC	105,477
38,815	Ashmore Group PLC(a)	232,259
244,505	Assura PLC	189,974
24,673	Auto Trader Group PLC(d)	181,861
3,681	AVEVA Group PLC	160,470
87,079	B&M European Value Retail S.A.	447,839
92,987	BCA Marketplace PLC	249,961
15,070	Big Yellow Group PLC	204,515
27,758	Bodycote PLC	310,120
27,243	Bovis Homes Group PLC	394,220
33,813	Brewin Dolphin Holdings PLC	144,231
32,871	Britvic PLC	391,456
20,738	BTG PLC(b)	225,878
86,864	Cairn Energy PLC(b)	193,867
88,630	Capital & Counties Properties PLC	279,728
52,828	Card Factory PLC	140,906
65,225	Cineworld Group PLC	270,397
144,087	Coats Group PLC	162,293
16,232	Computacenter PLC	255,411
195,558	ConvaTec Group PLC(d)	353,218
41,143	Countryside Properties PLC(d)	181,826
6,953	Cranswick PLC	262,683
68,850	Crest Nicholson Holdings PLC	345,562
26,169	Daily Mail & General Trust PLC, Class A	224,137
3,135	Dechra Pharmaceuticals PLC	108,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
11,070	Dialog Semiconductor PLC(b)	$428,012
10,694	Dignity PLC	99,192
7,700	Diploma PLC	160,610
46,716	Domino’s Pizza Group PLC	162,911
16,290	Dunelm Group PLC	181,572
137,546	EI Group PLC(b)	382,293
47,983	Electrocomponents PLC	403,842
78,805	Elementis PLC	166,943
38,101	Equiniti Group PLC(d)	106,593
42,129	Essentra PLC	232,098
169,199	Firstgroup PLC(b)	243,516
34,691	Galliford Try PLC	245,119
2,069	Games Workshop Group PLC	112,098
4,048	Genus PLC	127,285
7,560	Go-Ahead Group PLC (The)	190,903
37,182	Grafton Group PLC	427,526
55,725	Grainger PLC	183,068
43,795	Great Portland Estates PLC	430,826
10,518	Greggs PLC	246,401
25,011	GVC Holdings PLC	212,849
39,023	Halfords Group PLC	118,838
19,116	Halma PLC	448,446
10,843	Hargreaves Lansdown PLC	319,038
41,480	Hastings Group Holdings PLC(d)	102,906
9,080	Hill & Smith Holdings PLC	151,042
21,916	HomeServe PLC	309,993
56,864	Howden Joinery Group PLC	376,584
20,458	Hunting PLC	157,087
60,863	Ibstock PLC(d)	207,247
176,977	Indivior PLC(b)	88,203
10,635	J D Wetherspoon PLC	189,664
22,427	JD Sports Fashion PLC	184,017
100,579	Jupiter Fund Management PLC	492,093
12,629	Just Eat PLC(b)	115,082
218,953	Just Group PLC	194,669
12,861	Keller Group PLC	117,867
65,757	Kier Group PLC(a)	321,808
36,816	Lancashire Holdings Ltd.	329,967
71,618	LondonMetric Property PLC	188,784
16,923	Marshalls PLC	142,298
180,738	Marston’s PLC	239,153
88,589	McCarthy & Stone PLC(d)	148,057
88,382	Merlin Entertainments PLC(d)	421,933
8,329	Metro Bank PLC(a)(b)	81,436
56,023	Mitchells & Butlers PLC(b)	186,603
49,411	Mitie Group PLC	84,448
55,048	Moneysupermarket.com Group PLC	261,003
36,092	Morgan Advanced Materials PLC	131,461
44,212	National Express Group PLC	236,888
38,178	NewRiver REIT PLC	114,224
10,623	Ocado Group PLC(b)	188,688
34,419	OneSavings Bank PLC	195,186
196,870	Ophir Energy PLC(b)	145,520
48,901	Pagegroup PLC	342,974
43,253	Paragon Banking Group PLC	258,590
99,299	Pets at Home Group PLC	195,989

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
20,932	Polypipe Group PLC	$119,958
320,537	Premier Oil PLC(a)(b)	416,949
74,113	Primary Health Properties PLC	126,955
57,033	Provident Financial PLC(b)	394,804
31,324	PZ Cussons PLC	83,713
69,275	QinetiQ Group PLC	272,195
3,166	Rathbone Brothers PLC	104,009
29,787	Redrow PLC	239,204
1,827	Renishaw PLC	107,465
108,299	Restaurant Group PLC (The)	203,305
26,037	Rightmove PLC	183,497
72,598	Rotork PLC	295,190
18,413	Safestore Holdings PLC	154,586
210,299	Saga PLC	161,478
22,628	Savills PLC	266,081
79,044	Senior PLC	238,860
213,255	Serco Group PLC(b)	346,400
23,952	Shaftesbury PLC	268,379
112,481	SIG PLC	222,007
13,760	Spectris PLC	492,942
4,643	Spirax-Sarco Engineering PLC	499,360
110,566	Spire Healthcare Group PLC(d)	193,003
67,308	Sports Direct International PLC(b)	261,308
34,471	SSP Group PLC	312,769
15,068	St. Modwen Properties PLC	80,734
98,245	Stagecoach Group PLC	168,678
23,196	Superdry PLC	156,036
40,607	Synthomer PLC	221,807
143,357	TalkTalk Telecom Group PLC(a)	232,114
3,786	Ted Baker PLC	79,365
7,755	Telecom Plus PLC	142,750
112,573	TP ICAP PLC	412,677
140,997	Tritax Big Box REIT PLC	273,143
114,598	UK Commercial Property REIT Ltd.	132,215
14,288	Ultra Electronics Holdings PLC	296,535
24,502	Unite Group PLC (The)	300,894
40,552	Vesuvius PLC	326,445
9,600	Victrex PLC	304,366
11,089	WH Smith PLC	296,063
16,262	Workspace Group PLC	209,138

		28,391,014

	United States—0.5%
55,108	Alacer Gold Corp.(b)	145,431
4,434	BRP, Inc.	137,252
18,394	Cott Corp.	283,868
12,519	QIAGEN N.V.(b)	483,055
23,673	Reliance Worldwide Corp. Ltd.	81,312
47,705	Sims Metal Management Ltd.	346,516

		1,477,434

	Total Common Stocks & Other Equity Interests (Cost $317,346,082)	322,284,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Money Market Funds—0.1%
216,511	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(e) (Cost $216,511)	$216,511

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $317,562,593)—99.4%	322,500,820

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—6.9%
16,649,503	Invesco Government & Agency Portfolio—Institutional Class 2.34%(e)(f)	16,649,503
5,548,170	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(e)(f)	5,549,834

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,199,337)	22,199,337

	Total Investments in Securities (Cost $339,761,930)—106.3%	344,700,157

	Other assets less liabilities—(6.3)%	(20,385,575)

	Net Assets—100.0%	$324,314,582

Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Wts.—Warrants

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2019.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $13,016,435, which represented 4.01% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco FTSE RAFI Emerging Markets ETF (PXH)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	34.0
Energy	16.7
Materials	10.1
Communication Services	9.3
Information Technology	9.1
Consumer Discretionary	5.8
Consumer Staples	4.9
Industrials	3.3
Real Estate	3.3
Sector Types Each Less Than 3%	3.6
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Brazil—12.4%
1,437,550	Ambev S.A.	$6,721,401
341,885	B3 S.A.—Brasil Bolsa Balcao	2,981,530
450,629	Banco Bradesco S.A.	3,536,313
1,730,360	Banco Bradesco S.A. (Preference Shares)	15,585,198
101,600	Banco BTG Pactual S.A.	1,064,276
832,958	Banco do Brasil S.A.	10,475,496
155,400	Banco do Estado do Rio Grande do Sul S.A. (Preference Shares), Class B	960,653
182,500	Banco Santander Brasil S.A.	2,079,418
311,755	BR Malls Participacoes S.A.	970,708
104,709	Braskem S.A. (Preference Shares), Class A	1,266,485
532,800	BRF S.A.(a)	4,187,895
536,100	CCR S.A.	1,586,464
149,910	Centrais Eletricas Brasileiras S.A.	1,240,933
106,700	Centrais Eletricas Brasileiras S.A. (Preference Shares), Class B	935,918
99,479	Cia Brasileira de Distribuicao (Preference Shares), Class A	2,430,125
170,692	Cia de Saneamento Basico do Estado de Sao Paulo	2,030,865
34,500	Cia de Saneamento do Parana	684,708
71,680	Cia Energetica de Minas Gerais	320,630
864,523	Cia Energetica de Minas Gerais (Preference Shares)	3,225,848
154,400	Cia Energetica de Sao Paulo (Preference Shares), Class B	1,009,191
25,700	Cia Paranaense de Energia	247,807

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
128,308	Cia Paranaense de Energia (Preference Shares), Class B	$1,338,200
509,582	Cia Siderurgica Nacional S.A.(a)	1,875,635
767,722	Cielo S.A.	1,492,571
87,600	Cosan S.A.	1,039,367
174,500	EDP—Energias do Brasil S.A.	773,484
492,767	Embraer S.A.	2,449,926
40,500	Equatorial Energia S.A.	841,721
735,417	Gerdau S.A. (Preference Shares)	2,634,268
118,300	Hypera S.A.	840,914
36,600	IRB Brasil Resseguros S.A.	869,995
2,374,175	Itau Unibanco Holding S.A. (Preference Shares)	20,332,213
840,809	Itausa—Investimentos Itau S.A. (Preference Shares)	2,535,006
216,600	Klabin S.A.	910,199
702,400	Kroton Educacional S.A.	1,733,641
55,710	Lojas Americanas S.A.	180,515
189,020	Lojas Americanas S.A. (Preference Shares)	752,195
100,860	Lojas Renner S.A.	1,196,951
1,507,900	Metalurgica Gerdau S.A. (Preference Shares)	2,595,681
312,900	Petrobras Distribuidora S.A.	1,877,257
1,418,462	Petroleo Brasileiro S.A.	10,757,948
1,884,047	Petroleo Brasileiro S.A. (Preference Shares)	12,929,781
99,300	Sul America S.A.	784,285
93,568	Suzano S.A.	964,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco FTSE RAFI Emerging Markets ETF (PXH) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
259,543	Telefonica Brasil S.A. (Preference Shares)	$3,059,747
443,066	TIM Participacoes S.A.	1,311,152
647,092	Ultrapar Participacoes S.A.	3,439,975
1,774,038	Vale S.A.	22,499,381

		165,558,613

	Chile—1.0%
8,778,196	Banco de Chile	1,283,383
21,754,100	Banco Santander Chile	1,523,504
917,136	Cencosud S.A.	1,733,933
335,166	Empresas CMPC S.A.	1,124,222
102,483	Empresas COPEC S.A.	1,281,641
11,694,728	Enel Americas S.A.	2,044,960
9,680,578	Enel Chile S.A.	972,074
154,876	Latam Airlines Group S.A.	1,530,576
191,157	S.A.C.I. Falabella	1,406,200

		12,900,493

	China—35.1%
1,142,763	Agile Group Holdings Ltd.	1,727,531
22,314,514	Agricultural Bank of China Ltd., H-Shares	10,296,293
934,327	Air China Ltd., H-Shares	1,113,513
75,126	Alibaba Group Holding Ltd. ADR(a)	13,941,132
4,162,316	Aluminum Corp. of China Ltd., H-Shares(a)	1,628,765
372,721	Anhui Conch Cement Co. Ltd., H-Shares	2,273,268
173,551	ANTA Sports Products Ltd.	1,223,312
1,501,887	BAIC Motor Corp. Ltd., H-Shares(b)	1,052,895
43,793	Baidu, Inc. ADR(a)	7,279,710
66,680,791	Bank of China Ltd., H-Shares	31,787,564
6,546,247	Bank of Communications Co. Ltd., H-Shares	5,515,422
223,199	Beijing Enterprises Holdings Ltd.	1,187,773
173,290	BYD Co. Ltd., H-Shares(c)	1,179,505
4,091,725	CGN Power Co. Ltd., H-Shares(b)	1,079,597
4,767,479	China Cinda Asset Management Co. Ltd., H-Shares	1,270,048
7,562,052	China CITIC Bank Corp. Ltd., H-Shares	4,848,334
3,704,573	China Communications Construction Co. Ltd., H-Shares	3,565,086
1,235,011	China Communications Services Corp. Ltd., H-Shares	994,885
297,151	China Conch Venture Holdings Ltd.	1,003,709
68,392,184	China Construction Bank Corp., H-Shares	60,412,195
2,527,172	China Everbright Bank Co. Ltd., H-Shares	1,246,610
906,074	China Everbright International Ltd.	886,972
830,947	China Evergrande Group(c)	2,663,767
1,481,706	China Galaxy Securities Co. Ltd., H-Shares	968,867
6,437,794	China Huarong Asset Management Co. Ltd., H-Shares(b)	1,378,578
3,328,623	China Jinmao Holdings Group Ltd.	2,155,327
2,746,508	China Life Insurance Co. Ltd., H-Shares	7,771,749
1,921,120	China Longyuan Power Group Corp. Ltd., H-Shares	1,322,310
1,687,785	China Merchants Bank Co. Ltd., H-Shares	8,357,821
541,824	China Merchants Port Holdings Co. Ltd.	1,093,952
5,906,923	China Minsheng Banking Corp. Ltd., H-Shares	4,434,672

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
2,885,509	China Mobile Ltd.	$27,492,773
4,306,091	China National Building Material Co. Ltd., H-Shares	4,001,250
962,580	China Oilfield Services Ltd., H-Shares	1,030,626
1,646,680	China Oriental Group Co. Ltd.	1,009,576
1,726,726	China Overseas Land & Investment Ltd.	6,459,761
1,058,787	China Pacific Insurance Group Co. Ltd., H-Shares	4,338,848
28,696,715	China Petroleum & Chemical Corp., H-Shares	22,056,389
2,099,116	China Railway Construction Corp. Ltd., H-Shares	2,477,607
3,655,987	China Railway Group Ltd., H-Shares	2,879,904
300,883	China Resources Beer Holdings Co. Ltd.	1,374,902
1,176,072	China Resources Land Ltd.	5,119,288
1,324,946	China Resources Power Holdings Co. Ltd.	1,854,323
2,475,201	China Shenhua Energy Co. Ltd., H-Shares	5,470,720
1,023,119	China State Construction International Holdings Ltd.	1,060,234
728,362	China Taiping Insurance Holdings Co. Ltd.	2,209,577
10,130,806	China Telecom Corp. Ltd., H-Shares	5,242,699
8,523,984	China Tower Corp. Ltd., H-Shares(b)	2,303,368
4,636,510	China Unicom Hong Kong Ltd.	5,502,066
560,897	China Vanke Co. Ltd., H-Shares	2,169,835
1,422,683	CIFI Holdings Group Co. Ltd.	944,780
2,710,006	CITIC Ltd.	3,944,766
670,768	CITIC Securities Co. Ltd., H-Shares	1,450,050
8,754,822	CNOOC Ltd.	15,823,715
2,752,758	Country Garden Holdings Co. Ltd.	4,435,065
1,409,568	CRRC Corp. Ltd., H-Shares	1,230,726
502,477	CSPC Pharmaceutical Group Ltd.	968,396
80,025	Ctrip.com International Ltd. ADR(a)	3,525,101
1,743,020	Dongfeng Motor Group Co. Ltd., H-Shares	1,690,721
162,963	ENN Energy Holdings Ltd.	1,539,190
1,346,081	Fosun International Ltd.	2,086,362
10,289,228	GCL-Poly Energy Holdings Ltd.(a)(c)	734,439
992,277	Geely Automobile Holdings Ltd.	1,990,777
677,839	GF Securities Co. Ltd., H-Shares	915,835
2,217,669	Great Wall Motor Co. Ltd., H-Shares	1,800,616
681,215	Guangdong Investment Ltd.	1,276,399
855,629	Guangzhou Automobile Group Co. Ltd., H-Shares	919,386
1,126,185	Guangzhou R&F Properties Co. Ltd., H-Shares	2,236,465
1,538,179	Haitong Securities Co. Ltd., H-Shares	1,980,219
54,934	Haitong Securities Co. Ltd., H-Shares Rts. expiring 05/24/19(a)(d)	0
222,887	Hengan International Group Co. Ltd.	1,964,544
4,139,933	Huaneng Power International, Inc., H-Shares	2,649,000
55,185,782	Industrial & Commercial Bank of China Ltd., H-Shares	41,431,190
175,754	JD.com, Inc. ADR(a)	5,320,074
1,331,582	Jiangxi Copper Co. Ltd., H-Shares	1,765,168
350,016	Kingboard Holdings Ltd.	1,139,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco FTSE RAFI Emerging Markets ETF (PXH) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
1,515,573	Kunlun Energy Co. Ltd.	$1,599,529
644,410	Longfor Group Holdings Ltd.	2,373,805
10,731	NetEase, Inc. ADR	3,053,291
333,580	New China Life Insurance Co. Ltd., H-Shares	1,847,459
4,017,201	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,643,666
15,175,669	PetroChina Co. Ltd., H-Shares	9,633,012
4,488,498	PICC Property & Casualty Co. Ltd., H-Shares	5,040,363
1,408,205	Ping An Insurance Group Co. of China Ltd., H-Shares	16,953,242
3,442,665	Postal Savings Bank of China Co. Ltd., H-Shares(b)(c)	2,093,139
539,307	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	1,128,741
87,481	Shenzhou International Group Holdings Ltd.	1,174,159
904,600	Shimao Property Holdings Ltd.	2,755,747
2,034,134	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	920,434
614,526	Sinopharm Group Co. Ltd., H-Shares	2,412,548
474,838	Sunac China Holdings Ltd.	2,448,211
278,138	Tencent Holdings Ltd.	13,755,518
194,419	Vipshop Holdings Ltd. ADR(a)	1,673,948
917,173	Weichai Power Co. Ltd., H-Shares	1,498,733
1,055,462	Yangzijiang Shipbuilding Holdings Ltd.	1,217,364
1,295,284	Yanzhou Coal Mining Co. Ltd., H-Shares	1,380,245
2,506,347	Zijin Mining Group Co. Ltd., H-Shares	977,569

		469,058,507

	Hong Kong—0.1%
417,014	Haier Electronics Group Co. Ltd.	1,193,306
842,513	Nine Dragons Paper Holdings Ltd.	778,573

		1,971,879

	India—8.9%
408,578	Axis Bank Ltd.(a)	4,504,689
974,723	Bharat Petroleum Corp. Ltd.	5,323,200
665,913	Bharti Airtel Ltd.	3,066,577
187,923	Bharti Airtel Ltd. Rts. expiring 05/17/19(a)	270,995
253,075	Bharti Infratel Ltd.	955,302
831,449	Coal India Ltd.	3,014,214
231,340	Gail India Ltd.	1,183,911
179,784	Grasim Industries Ltd.	2,329,441
128,626	HCL Technologies Ltd.	2,188,373
33,791	Hero MotoCorp Ltd.	1,220,321
828,696	Hindalco Industries Ltd.	2,454,976
1,009,218	Hindustan Petroleum Corp. Ltd.	4,226,009
55,211	Hindustan Unilever Ltd.	1,395,243
275,955	Housing Development Finance Corp. Ltd.	7,915,375
174,751	Indiabulls Housing Finance Ltd.	1,747,290
2,395,986	Indian Oil Corp. Ltd.	5,444,503
801,966	Infosys Ltd.	8,663,187
523,009	ITC Ltd.	2,266,000
492,727	JSW Steel Ltd.	2,184,388
92,565	Larsen & Toubro Ltd.	1,794,706

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	India (continued)
218,751	Mahindra & Mahindra Ltd.	$2,029,510
19,361	Maruti Suzuki India Ltd.	1,855,661
1,504,231	NTPC Ltd.	2,899,084
1,596,351	Oil & Natural Gas Corp. Ltd.	3,883,365
676,663	Power Finance Corp. Ltd.(a)	1,124,630
732,701	REC Ltd.	1,554,338
705,076	Reliance Industries Ltd.	14,119,007
526,456	Reliance Infrastructure Ltd.	816,701
67,500	Shriram Transport Finance Co. Ltd.	1,078,146
1,167,860	State Bank of India(a)	5,204,295
239,973	Sun Pharmaceutical Industries Ltd.	1,578,975
136,193	Tata Consultancy Services Ltd.	4,425,985
1,870,277	Tata Motors Ltd.(a)	5,762,455
704,072	Tata Motors Ltd., Class A(a)	1,035,553
268,753	Tata Steel Ltd.	2,152,999
93,278	Tech Mahindra Ltd.	1,121,287
1,904,051	Vedanta Ltd.	4,567,560
302,227	Wipro Ltd.	1,297,268
520,525	Yes Bank Ltd.	1,257,275

		119,912,794

	Indonesia—1.9%
10,464,893	PT Adaro Energy Tbk	958,364
6,825,331	PT Astra International Tbk	3,652,151
1,162,984	PT Bank Central Asia Tbk	2,346,371
6,586,654	PT Bank Mandiri (Persero) Tbk(a)	3,570,660
2,769,371	PT Bank Negara Indonesia (Persero) Tbk(a)	1,865,681
14,615,746	PT Bank Rakyat Indonesia (Persero) Tbk(a)	4,482,162
1,702,969	PT Indofood Sukses Makmur Tbk	830,571
6,671,495	PT Perusahaan Gas Negara (Persero) Tbk	1,086,166
1,040,273	PT Semen Indonesia (Persero) Tbk	985,522
17,605,269	PT Telekomunikasi Indonesia (Persero) Tbk	4,682,384
627,610	PT United Tractors Tbk	1,196,863

		25,656,895

	Malaysia—1.4%
1,631,800	CIMB Group Holdings Bhd	2,079,958
996,200	Genting Bhd	1,696,275
1,493,100	Genting Malaysia Bhd	1,148,399
1,431,600	Malayan Banking Bhd	3,202,878
837,500	Petronas Chemicals Group Bhd	1,823,074
227,300	Petronas Gas Bhd	971,983
766,600	Public Bank Bhd	4,171,847
15,330,100	Sapura Energy Bhd(a)	1,205,051
975,900	Tenaga Nasional Bhd	2,898,549

		19,198,014

	Mexico—4.1%
1,585,349	Alfa SAB de CV, Class A	1,596,775
16,907,272	America Movil SAB de CV, Series L	12,549,647
1,373,643	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	2,299,165
15,652,065	Cemex SAB de CV, Series CPO(a)(e)	7,215,967
239,957	Coca-Cola Femsa SAB de CV	1,525,425
1,497,774	Fibra Uno Administracion S.A. de CV	2,225,060
684,595	Fomento Economico Mexicano SAB de CV, Series CPO(f)	6,655,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco FTSE RAFI Emerging Markets ETF (PXH) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mexico (continued)
1,064,392	Grupo Financiero Banorte SAB de CV, Class O	$6,704,871
1,626,403	Grupo Mexico SAB de CV, Series B	4,752,784
1,221,874	Grupo Televisa SAB, Series CPO(c)(g)	2,476,776
654,550	Mexichem SAB de CV	1,514,319
1,779,082	Wal-Mart de Mexico SAB de CV	5,210,176

		54,726,215

	Romania—0.1%
108,449	NEPI Rockcastle PLC	901,936

	Russia—8.9%
4,501,207	Gazprom PJSC ADR	22,479,028
352,935	LUKOIL PJSC ADR	29,921,829
329,396	Magnit PJSC GDR(b)	4,697,187
316,728	MMC Norilsk Nickel PJSC ADR	7,031,362
573,659	Mobile TeleSystems PJSC ADR	4,520,433
19,278	Novatek PJSC GDR(b)	3,714,870
40,626	Novolipetsk Steel PJSC GDR(b)	1,070,089
1,018,871	Rosneft Oil Co. PJSC GDR(b)	6,777,530
1,336,194	RusHydro PJSC ADR	1,052,921
1,631,459	Sberbank of Russia PJSC ADR	23,321,706
137,417	Severstal PJSC GDR(b)	2,224,781
346,930	Surgutneftegas PJSC ADR	1,298,212
365,770	Surgutneftegas PJSC (Preference Shares) ADR	2,203,764
93,880	Tatneft PJSC ADR	6,596,009
1,867,464	VTB Bank PJSC GDR(b)	2,084,090

		118,993,811

	South Africa—7.5%
556,153	Absa Group Ltd.	6,372,217
128,045	AngloGold Ashanti Ltd.	1,538,996
155,459	Aspen Pharmacare Holdings Ltd.	1,115,824
134,412	Barloworld Ltd.	1,193,054
113,004	Bid Corp. Ltd.	2,381,035
120,225	Bidvest Group Ltd. (The)	1,820,619
101,756	Exxaro Resources Ltd.	1,159,286
1,192,771	FirstRand Ltd.	5,650,088
95,894	Foschini Group Ltd. (The)	1,235,844
564,060	Gold Fields Ltd.	2,122,664
1,315,123	Growthpoint Properties Ltd.	2,282,344
304,909	Impala Platinum Holdings Ltd.(a)	1,217,828
154,573	Investec Ltd.	984,933
611,676	Life Healthcare Group Holdings Ltd.	1,111,459
70,577	Mr. Price Group Ltd.	1,066,464
1,204,027	MTN Group Ltd.	8,681,508
31,438	Naspers Ltd., Class N	8,015,278
221,478	Nedbank Group Ltd.	4,110,310
728,591	Netcare Ltd.	1,218,702
18,206	Oceana Group Ltd.	88,895
1,521,382	Old Mutual Ltd.	2,439,729
189,721	Pick n Pay Stores Ltd.	918,019
2,323,539	Redefine Properties Ltd.	1,596,433
166,899	Remgro Ltd.	2,260,245
686,955	Sanlam Ltd.	3,665,677
347,710	Sappi Ltd.	1,653,631

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Africa (continued)
336,217	Sasol Ltd.	$11,127,848
223,256	Shoprite Holdings Ltd.	2,683,822
1,229,596	Sibanye Gold Ltd.(a)	1,153,584
104,661	SPAR Group Ltd. (The)	1,416,286
670,334	Standard Bank Group Ltd.	9,304,837
239,650	Telkom S.A. SOC Ltd.	1,417,381
70,380	Tiger Brands Ltd.	1,219,699
213,409	Truworths International Ltd.	1,125,231
359,631	Vodacom Group Ltd.	2,892,852
612,486	Woolworths Holdings Ltd.	2,038,309

		100,280,931

	Taiwan—12.7%
1,890,000	Acer, Inc.	1,281,366
1,222,000	Asia Cement Corp.	1,651,031
248,738	Asustek Computer, Inc.	1,899,685
6,023,000	AU Optronics Corp.	2,153,786
368,000	Catcher Technology Co. Ltd.	2,911,750
3,216,440	Cathay Financial Holding Co. Ltd.	4,652,758
315,760	Chailease Holding Co. Ltd.	1,343,725
3,813,000	China Development Financial Holding Corp.	1,227,771
1,246,376	China Life Insurance Co. Ltd.	1,036,596
2,850,360	China Steel Corp.	2,301,430
1,503,000	Chunghwa Telecom Co. Ltd.	5,398,952
5,362,838	CTBC Financial Holding Co. Ltd.	3,670,562
754,506	Delta Electronics, Inc.	3,967,743
3,013,947	E.Sun Financial Holding Co. Ltd.	2,472,527
1,755,000	Far Eastern New Century Corp.	1,913,967
513,000	Far EasTone Telecommunications Co. Ltd.	1,258,386
2,313,321	First Financial Holding Co. Ltd.	1,650,714
1,074,920	Formosa Chemicals & Fibre Corp.	3,861,238
492,000	Formosa Petrochemical Corp.	1,823,048
1,277,280	Formosa Plastics Corp.	4,629,473
2,501,928	Fubon Financial Holding Co. Ltd.	3,692,046
4,846,064	Hon Hai Precision Industry Co. Ltd.	13,628,134
4,849,490	Innolux Corp.	1,553,670
1,475,000	Inventec Corp.	1,183,780
15,000	Largan Precision Co. Ltd.	2,257,209
1,455,313	Lite-On Technology Corp.	2,051,030
691,091	MediaTek, Inc.	6,608,763
3,459,080	Mega Financial Holding Co. Ltd.	3,319,042
347,000	Micro-Star International Co. Ltd.(a)	961,238
1,053,940	Nan Ya Plastics Corp.	2,663,756
212,000	Novatek Microelectronics Corp.	1,382,415
1,047,106	Pegatron Corp.	1,975,544
837,740	Pou Chen Corp.	1,017,997
481,200	Powertech Technology, Inc.	1,199,068
175,000	President Chain Store Corp.	1,631,015
1,370,000	Quanta Computer, Inc.	2,624,640
7,861,998	Shin Kong Financial Holding Co. Ltd.	2,223,678
3,387,326	Taishin Financial Holding Co. Ltd.	1,534,661
2,168,697	Taiwan Cement Corp.	2,947,648
1,479,980	Taiwan Cooperative Financial Holding Co. Ltd.	981,832
526,400	Taiwan Mobile Co. Ltd.	1,924,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco FTSE RAFI Emerging Markets ETF (PXH) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
5,723,000	Taiwan Semiconductor Manufacturing Co. Ltd.	$47,967,930
1,212,000	Tatung Co. Ltd.(a)	933,484
1,452,941	Uni-President Enterprises Corp.	3,451,211
9,698,000	United Microelectronics Corp.	4,221,161
1,918,000	Walsin Lihwa Corp.	1,073,797
1,373,875	Wistron Corp.	1,138,190
3,766,671	Yuanta Financial Holding Co. Ltd.	2,181,917

		169,436,324

	Thailand—3.6%
447,814	Advanced Info Service PCL NVDR	2,665,142
225,141	Bangkok Bank PCL (Foreign Shares)	1,431,594
2,727,355	Banpu PCL NVDR	1,401,053
2,288,285	Charoen Pokphand Foods PCL NVDR	1,953,195
935,329	CP ALL PCL NVDR	2,270,572
6,291,424	IRPC PCL NVDR	1,113,439
172,321	Kasikornbank PCL NVDR	1,030,957
242,877	Kasikornbank PCL (Foreign Shares)	1,453,078
3,961,240	Krung Thai Bank PCL NVDR	2,345,104
661,464	PTT Exploration & Production PCL NVDR	2,766,028
1,358,373	PTT Global Chemical PCL NVDR	2,925,236
8,541,211	PTT PCL NVDR	13,042,570
367,000	Siam Cement PCL (The) NVDR	5,311,010
1,264,471	Siam Commercial Bank PCL (The) NVDR	5,188,589
768,319	Thai Oil PCL NVDR	1,666,596
668,088	Thanachart Capital PCL NVDR	1,109,120

		47,673,283

	Turkey—1.9%
2,714,962	Akbank T.A.S.(a)	2,783,410
73,357	BIM Birlesik Magazalar AS	1,020,571
3,803,208	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	962,031
1,123,992	Eregli Demir ve Celik Fabrikalari TAS	1,724,728
1,398,154	Haci Omer Sabanci Holding AS	1,803,465
799,188	KOC Holding AS	2,168,833
97,491	Tupras Turkiye Petrol Rafinerileri AS	2,013,676
788,276	Turk Hava Yollari AO(a)	1,889,644
972,515	Turkcell Iletisim Hizmetleri AS	2,036,425
2,092,243	Turkiye Garanti Bankasi AS(a)	2,863,494
1,597,725	Turkiye Halk Bankasi AS	1,565,741
2,202,009	Turkiye Is Bankasi AS, Class C(a)	1,977,179
1,759,453	Turkiye Vakiflar Bankasi TAO, Class D	1,190,751
2,380,209	Yapi ve Kredi Bankasi AS(a)	825,368

		24,825,316

	United Kingdom—0.1%
48,313	Mondi Ltd.	1,062,524

	United States—0.4%
1,083,382	JBS S.A.	5,421,984

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,221,535,656)—100.1%	1,337,579,519

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.3%
2,929,344	Invesco Government & Agency Portfolio—Institutional Class 2.34%(h)(i)	$2,929,344
976,155	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(h)(i)	976,448

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,905,792)	3,905,792

	Total Investments in Securities (Cost $1,225,441,448)—100.4%	1,341,485,311

	Other assets less liabilities—(0.4)%	(4,780,057)

	Net Assets—100.0%	$1,336,705,254

Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Rts.—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $28,476,124, which represented 2.13% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Global Clean Energy ETF (PBD)

April 30, 2019

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Renewable Electricity	22.8
Semiconductors	12.8
Heavy Electrical Equipment	11.0
Electrical Components & Equipment	9.9
Semiconductor Equipment	7.9
Automobile Manufacturers	5.0
Electronic Equipment & Instruments	4.1
Independent Power Producers & Energy Traders	3.9
Building Products	3.7
Electric Utilities	3.5
Sub-Industry Types Each Less Than 3%	15.2
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Austria—0.7%
7,256	Verbund AG	$359,588

	Canada—6.3%
34,074	Ballard Power Systems, Inc.(a)(b)	111,706
48,633	Boralex, Inc., Class A	661,238
31,146	Canadian Solar, Inc.(a)(b)	622,297
32,817	Innergex Renewable Energy, Inc.	345,442
38,870	Northland Power, Inc.	688,287
69,832	TransAlta Renewables, Inc.	720,019

		3,148,989

	Chile—1.5%
21,259	Sociedad Quimica y Minera de Chile S.A. ADR	757,671

	China—11.2%
124,216	BYD Co. Ltd., H-Shares	845,481
996,943	China Longyuan Power Group Corp. Ltd., H-Shares	686,197
5,305	Daqo New Energy Corp. ADR(a)(b)	196,550
7,391,186	GCL-Poly Energy Holdings Ltd.(a)(b)	527,578
2,528,642	Huaneng Renewables Corp. Ltd., H-Shares	728,418
9,735	JinkoSolar Holding Co. Ltd. ADR(a)(b)	189,443
34,318	Kandi Technologies Group, Inc.(a)(b)	181,199
146,614	NIO, Inc. ADR(a)(b)	711,078
433,166	Wasion Holdings Ltd.	220,851
575,632	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares(a)	628,064

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
1,215,487	Xinyi Solar Holdings Ltd.	$692,537

		5,607,396

	Denmark—4.0%
11,417	Novozymes A/S, Class B	531,633
9,091	Orsted A/S(c)	695,439
8,531	Vestas Wind Systems A/S	770,930

		1,998,002

	Finland—0.6%
38,285	Caverion Oyj(a)	278,460

	France—0.7%
6,720	Albioma S.A.	157,777
7,631	Neoen S.A.(b)(c)	162,489

		320,266

	Germany—5.9%
25,714	Cropenergies AG	168,584
23,473	Encavis AG	170,727
47,516	Nordex SE(b)	768,947
21,015	OSRAM Licht AG(a)	718,086
75,654	PNE AG	208,572
22,841	SMA Solar Technology AG	519,126
20,085	VERBIO Vereinigte Bio Energie AG	174,447
13,560	Voltabox AG(a)(b)	238,588

		2,967,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco Global Clean Energy ETF (PBD) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Guernsey—1.5%
457,460	Renewables Infrastructure Group Ltd. (The)	$741,882

	Hong Kong—2.0%
324,289	Canvest Environmental Protection Group Co. Ltd.(c)	157,486
855,656	China High Speed Transmission Equipment Group Co. Ltd.(a)	645,663
31,360,249	FDG Electric Vehicles Ltd.(a)(b)	199,864

		1,003,013

	Ireland—1.9%
18,157	Kingspan Group PLC	953,940

	Italy—1.5%
213,290	Falck Renewables SpA	761,085

	Japan—5.7%
32,927	EF-ON, Inc.	246,564
15,856	eRex Co. Ltd.(a)	143,932
40,963	GS Yuasa Corp.	819,076
16,587	Meidensha Corp.	235,606
22,112	Renova, Inc.(b)	190,992
44,978	Takuma Co. Ltd.	540,746
27,789	Tanaka Chemical Corp.(b)	217,322
15,853	West Holdings Corp.	208,811
16,770	W-Scope Corp.(a)	262,448

		2,865,497

	Netherlands—1.9%
32,072	Signify N.V.(c)	960,759

	New Zealand—2.1%
78,171	Contact Energy Ltd.	349,807
135,987	Mercury NZ Ltd.	335,552
126,321	Meridian Energy Ltd.	342,029

		1,027,388

	Norway—1.4%
151,484	NEL ASA(b)	126,828
58,076	Scatec Solar ASA(c)	549,363

		676,191

	South Korea—4.3%
6,085	CS Wind Corp.	198,466
8,450	Ecopro Co. Ltd.(b)	196,394
4,274	Samsung SDI Co. Ltd.	865,301
43,515	Seoul Semiconductor Co. Ltd.	713,361
167,837	Unison Co. Ltd.(b)	191,809

		2,165,331

	Spain—3.7%
29,795	Atlantica Yield PLC	610,500
84,704	Audax Renovables S.A.(a)(b)	218,714
20,730	EDP Renovaveis S.A.	205,604
45,161	Siemens Gamesa Renewable Energy S.A.(a)	809,285

		1,844,103

	Sweden—1.8%
66,900	Nibe Industrier AB, Class B	897,930

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland—3.1%
1,731	Credit Suisse Real Estate Fund Green Property	$235,273
207	Gurit Holding AG-BR	223,455
13,082	Landis+Gyr Group AG(b)	912,787
268,779	Meyer Burger Technology AG(b)	184,505

		1,556,020

	Taiwan—4.8%
1,019,131	Epistar Corp.	890,474
225,000	Everlight Electronics Co. Ltd.	224,993
56,000	Gigasolar Materials Corp.	144,979
413,000	Lextar Electronics Corp.	233,892
589,000	Motech Industries, Inc.(b)	162,780
264,000	Sino-American Silicon Products, Inc.	570,700
566,241	United Renewable Energy Co. Ltd.(b)	192,406

		2,420,224

	Thailand—1.9%
1,135,292	BCPG PCL NVDR	643,658
282,516	SPCG PCL NVDR	159,288
8,252,697	Super Energy Corp. PCL NVDR(b)	162,857

		965,803

	United Kingdom—4.1%
111,123	Drax Group PLC	493,991
347,833	GCP Infrastructure Investments Ltd.	589,488
384,879	Greencoat UK Wind PLC	711,478
25,734	Ricardo PLC	257,650

		2,052,607

	United States—27.2%
6,927	Acuity Brands, Inc.	1,013,628
14,089	Ameresco, Inc., Class A(b)	212,180
30,837	Bloom Energy Corp., Class A(a)(b)	420,000
47,558	Clearway Energy, Inc., Class C	754,746
14,581	Cree, Inc.(b)	963,658
18,156	Enphase Energy, Inc.(a)(b)	182,286
11,143	First Solar, Inc.(b)	685,629
32,814	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	872,524
17,077	Itron, Inc.(b)	916,352
6,495	Ormat Technologies, Inc.	379,048
32,040	Pattern Energy Group, Inc., Class A	740,765
41,921	Plug Power, Inc.(a)(b)	104,383
2,011,505	REC Silicon ASA(a)(b)	162,014
24,366	Renewable Energy Group, Inc.(b)	587,708
15,733	SolarEdge Technologies, Inc.(b)	696,972
95,113	SunPower Corp.(a)(b)	686,716
40,982	Sunrun, Inc.(b)	623,336
42,658	TerraForm Power, Inc., Class A	578,443
3,115	Tesla, Inc.(a)(b)	743,519
23,999	TPI Composites, Inc.(b)	742,769
5,340	Universal Display Corp.(a)	852,264
20,815	Veeco Instruments, Inc.(b)	253,527
34,403	Vivint Solar, Inc.(b)	186,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco Global Clean Energy ETF (PBD) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United States (continued)
6,798	Willdan Group, Inc.(b)	$268,725

		13,627,312

	Total Common Stocks & Other Equity Interests (Cost $42,721,202)	49,956,534

	Money Market Funds—0.0%
5,980	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(d) (Cost $5,980)	5,980

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $42,727,182)—99.8%	49,962,514

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—15.0%
5,612,600	Invesco Government & Agency Portfolio—Institutional Class 2.34%(d)(e)	5,612,600
1,874,138	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(d)(e)	1,874,701

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,487,301)	7,487,301

	Total Investments in Securities (Cost $50,214,483)—114.8%	57,449,815

	Other assets less liabilities—(14.8)%	(7,400,729)

	Net Assets—100.0%	$50,049,086

Abbreviations:

ADR—American Depositary Receipt

BR—Bearer Shares

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2019.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $2,525,536, which represented 5.05% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco Global Water ETF (PIO)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Industrials	48.5
Utilities	27.9
Health Care	11.3
Materials	8.3
Sector Types Each Less Than 3%	3.6
Money Market Funds Plus Other Assets Less Liabilities	0.4

Schedule of Investments

Number of Shares		Value
	Common Stocks—99.6%
	Brazil—3.9%
613,441	Cia de Saneamento Basico do Estado de Sao Paulo	$7,298,617

	Canada—0.5%
35,974	Stantec, Inc.	897,211

	Cayman Islands—0.1%
7,261	Consolidated Water Co. Ltd.	91,924

	China—3.4%
3,462,244	Beijing Enterprises Water Group Ltd.	2,149,174
2,561,890	CT Environmental Group Ltd.(a)	99,923
2,158,534	Guangdong Investment Ltd.	4,044,466

		6,293,563

	Finland—0.3%
39,460	Uponor Oyj(b)	470,973

	France—7.2%
415,939	Suez	5,838,442
324,466	Veolia Environnement S.A.	7,658,032

		13,496,474

	Hong Kong—0.3%
512,740	China Water Affairs Group Ltd.	527,419

	India—0.1%
230,993	Jain Irrigation Systems Ltd.	180,998

	Italy—1.2%
20,253	ACEA SpA	367,246
546,760	Hera SpA	1,944,882

		2,312,128

	Japan—5.2%
86,369	Kurita Water Industries Ltd.	2,238,033
9,033	METAWATER Co. Ltd.	270,483
54,857	Miura Co. Ltd.	1,390,450
3,746	Torishima Pump Manufacturing Co. Ltd.	33,903
138,290	TOTO Ltd.(b)	5,823,390

		9,756,259

Number of Shares		Value
	Common Stocks (continued)
	Netherlands—1.6%
59,537	Aalberts N.V.	$2,335,310
32,970	Arcadis N.V.(b)	621,860

		2,957,170

	Singapore—0.1%
427,263	CITIC Envirotech Ltd.	125,555
69,593	SIIC Environment Holdings Ltd.	15,849

		141,404

	South Korea—1.1%
28,391	Woongjin Coway Co. Ltd.	2,133,912

	Spain—1.3%
21,056	Acciona S.A.	2,437,619

	Switzerland—7.7%
34,218	Geberit AG	14,348,726

	Taiwan—0.0%
14,000	Forest Water Environment Engineering Co. Ltd.	26,459

	United Kingdom—11.7%
196,300	Halma PLC	4,605,038
77,133	HomeServe PLC	1,091,016
220,673	Pennon Group PLC	2,153,575
60,960	Polypipe Group PLC	349,352
180,679	Severn Trent PLC	4,795,639
32,967	Spirax-Sarco Engineering PLC	3,545,638
493,505	United Utilities Group PLC	5,332,150

		21,872,408

	United States—53.9%
116,538	A.O. Smith Corp.	6,126,403
67,368	American Water Works Co., Inc.	7,288,544
112,155	Danaher Corp.	14,853,808
84,340	Ecolab, Inc.	15,525,307
137,043	Ferguson PLC	9,718,893
122,026	HD Supply Holdings, Inc.(c)	5,575,368
23,694	IDEX Corp.	3,711,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco Global Water ETF (PIO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	United States (continued)
322,740	Pentair PLC	$12,583,633
966,954	Reliance Worldwide Corp. Ltd.	3,321,283
22,008	Roper Technologies, Inc.	7,916,277
29,947	Toro Co. (The)	2,190,623
29,407	Waters Corp.(c)	6,279,571
64,561	Xylem, Inc.	5,384,387

		100,475,999

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $146,913,847)—99.6%	185,719,263

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.7%
1,025,568	Invesco Government & Agency Portfolio—Institutional Class 2.34%(d)(e)	1,025,568
341,754	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(d)(e)	341,856

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,367,424)	1,367,424

	Total Investments in Securities (Cost $148,281,271)—100.3%	187,086,687

	Other assets less liabilities—(0.3)%	(585,829)

	Net Assets—100.0%	$186,500,858

Notes to Schedule of Investments:

(a)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco International BuyBack Achievers™ ETF (IPKW)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Consumer Discretionary	30.5
Information Technology	19.3
Financials	12.4
Industrials	11.4
Consumer Staples	7.5
Real Estate	7.1
Health Care	6.4
Materials	4.9
Money Market Funds Plus Other Assets Less Liabilities	0.5

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.5%
	Australia—7.5%
704,943	Coca-Cola Amatil Ltd.	$4,366,333
529,779	Crown Resorts Ltd.	4,955,642
1,077,341	Qantas Airways Ltd.	4,253,988

		13,575,963

	Brazil—2.8%
2,397,900	Minerva S.A.(a)	5,098,944

	Canada—19.8%
80,377	Canadian Tire Corp. Ltd., Class A	8,810,877
125,976	CGI, Inc., Class A(a)	9,030,528
234,017	Dream Office Real Estate Investment Trust	4,053,372
177,861	Magna International, Inc.	9,859,571
76,241	Methanex Corp.	4,162,310

		35,916,658

	China—2.2%
5,022,206	CAR, Inc.(a)	4,064,931

	Denmark—4.8%
493,132	Danske Bank A/S	8,738,711

	Germany—5.2%
95,062	AURELIUS Equity Opportunities SE & Co. KGaA(b)	4,715,285
165,209	GEA Group AG	4,613,934

		9,329,219

	India—4.7%
792,596	Infosys Ltd. ADR	8,528,333

	Indonesia—2.6%
153,445,957	PT Waskita Beton Precast Tbk	4,737,980

	Japan—29.7%
577,375	Astellas Pharma, Inc.	7,822,751
224,465	Bridgestone Corp.	8,879,845

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
173,934	Doutor Nichires Holdings Co. Ltd.	$3,312,359
120,363	JAFCO Co. Ltd.	4,522,731
232,644	Nissan Shatai Co. Ltd.	2,130,612
106,728	Pilot Corp.	4,408,070
913,672	Rakuten, Inc.	10,131,402
108,762	Ryosan Co. Ltd.	2,924,733
423,515	TSI Holdings Co. Ltd.	2,631,402
239,375	Tsugami Corp.(b)	2,142,823
160,277	Yurtec Corp.	1,126,796
210,354	ZERIA Pharmaceutical Co. Ltd.	3,711,296

		53,744,820

	Mexico—2.6%
2,993,278	Corp. Inmobiliaria Vesta SAB de CV	4,703,230

	Netherlands—3.0%
79,868	ASM International N.V.	5,420,611

	South Korea—2.3%
7,743	Lotte Food Co. Ltd.	4,175,911

	Taiwan—5.0%
7,358,000	Lextar Electronics Corp.	4,167,017
5,420,000	Taiwan Mask Corp.(a)	4,823,469

		8,990,486

	United Kingdom—7.3%
3,412,889	Hansteen Holdings PLC	4,182,260
762,770	Paragon Banking Group PLC	4,560,251
90,508	Sole Realisation Co. PLC(a)(c)	0
1,137,630	Sports Direct International PLC(a)	4,416,587

		13,159,098

	Total Common Stocks & Other Equity Interests (Cost $197,690,294)	180,184,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco International BuyBack Achievers™ ETF (IPKW) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Money Market Funds—0.2%
303,624	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(d) (Cost $303,624)	$303,624

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $197,993,918)—99.7%	180,488,519

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—3.6%
5,002,448	Invesco Government & Agency Portfolio—Institutional Class 2.34%(d)(e)	5,002,448
1,666,983	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(d)(e)	1,667,483

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,669,931)	6,669,931

	Total Investments in Securities (Cost $204,663,849)—103.3%	187,158,450

	Other assets less liabilities—(3.3)%	(6,036,862)

	Net Assets—100.0%	$181,121,588

Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco MSCI Global Timber ETF (CUT)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Materials	90.8
Real Estate	8.7
Financials	0.1
Money Market Funds Plus Other Assets Less Liabilities	0.4

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.6%
	Australia—6.7%
812,512	Amcor Ltd.	$9,167,343
968,870	Orora Ltd.	2,066,276
20,883	Quintis Ltd.(a)(b)	0

		11,233,619

	Brazil—4.5%
251,142	Duratex S.A.	631,940
565,234	Klabin S.A.	2,375,233
435,153	Suzano S.A.	4,486,693

		7,493,866

	Canada—4.2%
55,729	Canfor Corp.(a)	580,407
23,131	Canfor Pulp Products, Inc.	252,254
55,922	Cascades, Inc.(c)	333,819
55,172	Interfor Corp.(a)	684,933
33,385	Mercer International, Inc.	472,731
31,570	Norbord, Inc.	800,750
39,047	Stella-Jones, Inc.(c)	1,327,981
43,619	West Fraser Timber Co. Ltd.	2,236,398
309,780	Western Forest Products, Inc.	432,937

		7,122,210

	Chile—2.0%
999,464	Empresas CMPC S.A.	3,352,428

	China—0.9%
579,004	Greatview Aseptic Packaging Co. Ltd.	352,034
1,237,005	Lee & Man Paper Manufacturing Ltd.	1,002,798
294,035	Youyuan International Holdings Ltd.(a)	89,949

		1,444,781

	Finland—10.4%
86,221	Huhtamaki Oyj(c)	3,286,316
154,392	Metsa Board Oyj, Class B	860,983
441,545	Stora Enso Oyj, Class R	5,475,402
279,878	UPM-Kymmene Oyj	7,875,988

		17,498,689

	Hong Kong—0.7%
6,815,674	Ming LAM Holdings Ltd.(a)	33,012

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
1,316,036	Nine Dragons Paper Holdings Ltd.	$1,216,160

		1,249,172

	India—0.1%
4,828	Invesco India ETF(d)	123,114

	Indonesia—1.1%
2,193,907	PT Indah Kiat Pulp & Paper Corp. Tbk	1,139,292
1,131,837	PT Pabrik Kertas Tjiwi Kimia Tbk	800,229

		1,939,521

	Ireland—3.1%
180,147	Smurfit Kappa Group PLC	5,275,408

	Japan—5.2%
9,173	Daiken Corp.	172,794
54,974	Daio Paper Corp.	633,774
98,903	Hokuetsu Corp.	538,139
74,482	Nippon Paper Industries Co. Ltd.	1,473,925
689,887	OJI Holdings Corp.	4,125,385
9,453	Pack Corp. (The)	303,854
141,616	Rengo Co. Ltd.	1,242,279
6,713	Tokushu Tokai Paper Co. Ltd.	247,123

		8,737,273

	Pakistan—0.0%
24,400	Packages Ltd.	50,534

	Portugal—1.1%
48,478	Altri SGPS S.A.	379,490
31,430	Corticeira Amorim SGPS S.A.	378,302
174,033	Navigator Co. S.A. (The)	768,453
19,205	Semapa-Sociedade de Investimento e Gestao	314,667

		1,840,912

	South Africa—1.2%
424,837	Sappi Ltd.	2,020,430

	South Korea—0.2%
13,124	Hansol Paper Co. Ltd.	167,961
17,196	Moorim P&P Co. Ltd.	89,796

		257,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco MSCI Global Timber ETF (CUT) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Spain—0.5%
109,312	Ence Energia y Celulosa S.A.	$587,049
14,771	Miquel y Costas & Miquel S.A.	261,551

		848,600

	Sweden—4.7%
141,429	BillerudKorsnas AB(c)	1,920,571
84,405	Holmen AB, Class B(c)	1,773,013
484,827	Svenska Cellulosa AB SCA, Class B	4,223,647

		7,917,231

	Taiwan—0.6%
567,000	Cheng Loong Corp.	362,391
304,000	Chung Hwa Pulp Corp.	93,854
402,000	Long Chen Paper Co. Ltd.	235,468
915,000	YFY, Inc.	352,367

		1,044,080

	Thailand—0.1%
245,384	Polyplex Thailand PCL NVDR	109,914

	United Kingdom—8.1%
1,094,875	DS Smith PLC	5,095,582
94,953	Mondi Ltd.	2,088,254
294,243	Mondi PLC	6,446,228

		13,630,064

	United States—44.2%
69,451	Avery Dennison Corp.	7,684,753
72,971	Bemis Co., Inc.	4,189,995
31,400	Boise Cascade Co.	869,466
38,691	CatchMark Timber Trust, Inc., Class A	386,910
12,967	Clearwater Paper Corp.(a)	261,544
50,413	Domtar Corp.	2,465,196
249,014	Graphic Packaging Holding Co.	3,456,314
181,293	International Paper Co.	8,486,325
113,157	Louisiana-Pacific Corp.	2,834,583
13,566	Neenah, Inc.	920,453
34,488	P.H. Glatfelter Co.	544,221
75,712	Packaging Corp. of America	7,507,602
51,273	PotlatchDeltic Corp.	1,982,214
103,704	Rayonier, Inc.	3,296,750
46,259	Resolute Forest Products, Inc.	365,909
24,785	Schweitzer-Mauduit International, Inc.	881,602
125,735	Sealed Air Corp.	5,861,766
79,821	Sonoco Products Co.	5,033,512
27,914	Verso Corp., Class A(a)	623,041
203,161	WestRock Co.	7,797,319
334,514	Weyerhaeuser Co.	8,964,975

		74,414,450

	Total Common Stocks & Other Equity Interests (Cost $146,188,436)	167,604,053

Number of Shares		Value
	Money Market Funds—0.0%
6,476	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(e) (Cost $6,476)	$6,476

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $146,194,912)-99.6%	167,610,529

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—4.1%
5,135,806	Invesco Government & Agency Portfolio—Institutional Class 2.34%(e)(f)	5,135,806
1,711,424	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(e)(f)	1,711,937

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,847,743)	6,847,743

	Total Investments in Securities (Cost $153,042,655)—103.7%	174,458,272

	Other assets less liabilities—(3.7)%	(6,179,530)

	Net Assets—100.0%	$168,278,742

Abbreviations:

ETF—Exchange-Traded Fund

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes	to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)	Affiliated company. See Note 4.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P Global Dividend Opportunities Index ETF (LVL)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	25.2
Communication Services	15.3
Industrials	10.3
Consumer Staples	10.0
Consumer Discretionary	8.8
Materials	8.0
Real Estate	7.1
Health Care	6.6
Utilities	6.4
Energy	2.1
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.8%
	Australia—14.8%
59,936	Amcor Ltd.	$676,241
113,702	AusNet Services	142,052
14,390	Charter Hall Group	99,360
10,622	Commonwealth Bank of Australia	557,133
100,608	DuluxGroup Ltd.	690,426
21,418	GPT Group (The)	86,380
56,609	Mirvac Group	112,759
28,996	Sonic Healthcare Ltd.	523,487
49,922	Stockland	132,469
73,979	Transurban Group	699,822
60,429	Vicinity Centres	108,034
36,204	Westpac Banking Corp.	701,015

		4,529,178

	Canada—17.8%
15,068	BCE, Inc.	671,406
5,523	Canadian Imperial Bank of Commerce	463,165
2,506	Fortis, Inc.	92,252
22,404	Great-West Lifeco, Inc.	560,766
7,071	H&R Real Estate Investment Trust	120,321
3,263	Intact Financial Corp.	265,877
27,775	Power Corp. of Canada	634,704
29,033	Power Financial Corp.	689,134
5,788	RioCan Real Estate Investment Trust	110,838
25,755	Shaw Communications, Inc., Class B	519,427
10,131	Sun Life Financial, Inc.	419,188
15,398	TELUS Corp.	564,662
6,117	Toronto-Dominion Bank (The)	347,503

		5,459,243

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Finland—1.5%
10,766	Elisa Oyj	$456,437

	France—8.2%
4,758	Cie Generale des Etablissements Michelin SCA	614,014
952	Covivio	102,957
5,584	Danone S.A.	451,076
593	Gecina S.A.	88,455
1,362	ICADE	116,311
39,837	Orange S.A.	623,472
5,227	Vinci S.A.(a)	527,328

		2,523,613

	Germany—1.5%
1,849	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	462,095

	Hong Kong—0.2%
21,603	Hong Kong & China Gas Co. Ltd.	51,547

	Italy—0.3%
16,201	Terna Rete Elettrica Nazionale SpA	96,919

	Japan—0.9%
75	GLP J-Reit	80,673
11	Kenedix Office Investment Corp.	73,580
2,689	Osaka Gas Co. Ltd.	49,615
50	United Urban Investment Corp.	79,821

		283,689

	Singapore—3.9%
74,840	Mapletree Commercial Trust	106,113
74,151	Singapore Exchange Ltd.	402,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P Global Dividend Opportunities Index ETF (LVL) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore (continued)
301,141	Singapore Telecommunications Ltd.	$701,305

		1,209,442

	South Korea—1.2%
5,006	Hyundai Motor Co. (2nd Preference Shares)	374,973

	Spain—0.4%
13,500	Iberdrola S.A.	122,518

	Sweden—2.8%
12,885	ICA Gruppen AB(a)	465,561
22,439	Securitas AB, Class B	391,812

		857,373

	Switzerland—6.3%
595	Helvetia Holding AG	378,079
4,357	Nestle S.A.	419,238
861	PSP Swiss Property AG	87,874
1,683	Roche Holding AG-BR	440,322
1,454	Swiss Prime Site AG(b)	116,720
1,082	Swisscom AG(a)	504,048

		1,946,281

	United Kingdom—4.6%
129,229	DS Smith PLC	601,436
8,967	Experian PLC	260,099
14,572	RELX PLC	334,153
13,464	SSE PLC	200,887

		1,396,575

	United States—35.4%
2,321	Air Products & Chemicals, Inc.	477,638
1,011	American Electric Power Co., Inc.	86,491
1,686	American National Insurance Co.	191,007
1,259	Apartment Investment & Management Co., Class A	62,144
1,701	Aqua America, Inc.	66,441
44,430	Arbor Realty Trust, Inc.(a)	606,914
316	AvalonBay Communities, Inc.	63,494
668	Camden Property Trust	67,234
2,104	Clorox Co. (The)	336,072
5,667	Colgate-Palmolive Co.	412,501
4,051	Cracker Barrel Old Country Store, Inc.(a)	683,566
665	Crown Castle International Corp.	83,644
1,646	Dominion Energy, Inc.	128,174
653	DTE Energy Co.	82,089
1,153	Duke Energy Corp.	105,061
2,177	Eli Lilly & Co.	254,796
1,112	Entergy Corp.	107,753
200	Essex Property Trust, Inc.	56,500
1,056	Everest Re Group Ltd.	248,688
1,029	Eversource Energy	73,738
8,122	Exxon Mobil Corp.	652,034
4,009	Genuine Parts Co.	411,083
3,698	Hubbell, Inc.	471,865
2,776	Johnson & Johnson	391,971
1,334	NorthWestern Corp.	93,180
3,913	PepsiCo, Inc.	501,060

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United States (continued)
9,983	Pfizer, Inc.	$405,410
1,469	Portland General Electric Co.	76,843
4,534	Procter & Gamble Co. (The)	482,780
364	PS Business Parks, Inc.	55,918
1,527	Public Service Enterprise Group, Inc.	91,085
657	Sempra Energy	84,063
11,566	Six Flags Entertainment Corp.	614,039
2,488	Southern Co. (The)	132,411
888	Spire, Inc.	74,761
23,573	Starwood Property Trust, Inc.	543,358
5,658	Telephone & Data Systems, Inc.	180,377
1,853	Travelers Cos., Inc. (The)	266,369
1,336	UDR, Inc.	60,053
4,604	United Parcel Service, Inc., Class B	489,037
8,469	Verizon Communications, Inc.	484,342
1,499	WP Carey, Inc.	118,901

		10,874,885

	Total Common Stocks & Other Equity Interests (Cost $29,265,882)	30,644,768

	Money Market Funds—0.3%
88,262	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(c) (Cost $88,262)	88,262

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $29,354,144)—100.1%	30,733,030

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—8.0%
1,841,983	Invesco Government & Agency Portfolio—Institutional Class 2.34%(c)(d)	1,841,983
614,255	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(c)(d)	614,440

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,456,423)	2,456,423

	Total Investments in Securities (Cost $31,810,567)—108.1%	33,189,453

	Other assets less liabilities—(8.1)%	(2,496,434)

	Net Assets—100.0%	$30,693,019

Abbreviations:

BR—Bearer Shares

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2019.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P Global Dividend Opportunities Index ETF (LVL) (continued)

April 30, 2019

(Unaudited)

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P Global Water Index ETF (CGW)

April 30, 2019

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Water Utilities	34.2
Machinery	29.5
Multi-Utilities	12.6
Building Products	6.8
Health Care Equipment & Supplies	4.9
Electronic Equipment, Instruments & Components	4.8
Industry Types Each Less Than 3%	6.9
Money Market Funds Plus Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.7%
	Austria—1.6%
203,468	ANDRITZ AG	$9,691,135

	Brazil—2.1%
1,078,577	Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,899,781

	Canada—2.8%
1,542,811	Algonquin Power & Utilities Corp.	17,536,114

	China—4.6%
18,641,999	Beijing Enterprises Water Group Ltd.	11,571,945
9,078,642	Guangdong Investment Ltd.	17,010,737

		28,582,682

	France—8.0%
1,337,783	Suez	18,778,159
1,316,848	Veolia Environnement S.A.	31,080,186

		49,858,345

	Hong Kong—0.4%
2,690,784	China Water Affairs Group Ltd.	2,767,816

	Italy—1.8%
141,145	ACEA SpA	2,559,373
2,350,487	Hera SpA	8,360,926

		10,920,299

	Japan—2.7%
268,885	Ebara Corp.	8,220,457
303,161	Kurita Water Industries Ltd.	7,855,647
30,896	METAWATER Co. Ltd.	925,146

		17,001,250

	Netherlands—1.7%
272,777	Aalberts N.V.	10,699,547

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore—0.9%
2,872,125	Sembcorp Industries Ltd.	$5,612,586

	South Korea—1.9%
152,754	Woongjin Coway Co. Ltd.	11,481,232

	Sweden—3.2%
849,620	Alfa Laval AB(a)	19,697,085

	Switzerland—6.8%
74,459	Geberit AG	31,223,092
11,629	Georg Fischer AG	11,298,047

		42,521,139

	United Kingdom—13.1%
1,071,439	Halma PLC	25,135,084
1,314,313	Pennon Group PLC	12,826,544
757,994	Severn Trent PLC	20,118,916
2,152,023	United Utilities Group PLC	23,251,860

		81,332,404

	United States—48.1%
116,645	Advanced Drainage Systems, Inc.	3,271,892
100,301	Aegion Corp.(b)	1,996,993
116,059	American States Water Co.	8,259,919
570,453	American Water Works Co., Inc.	61,717,310
562,227	Aqua America, Inc.(a)	21,960,587
41,338	AquaVenture Holdings Ltd.(b)	804,024
82,546	Badger Meter, Inc.	4,579,652
151,702	California Water Service Group	7,644,264
38,031	Connecticut Water Service, Inc.	2,607,786
231,308	Danaher Corp.	30,634,431
88,578	Energy Recovery, Inc.(a)(b)	861,864
165,027	Evoqua Water Technologies Corp.(b)	2,247,668
108,900	Franklin Electric Co., Inc.	5,320,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P Global Water Index ETF (CGW) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United States (continued)
54,059	Gorman-Rupp Co. (The)	$1,800,165
195,759	IDEX Corp.	30,667,605
30,583	Lindsay Corp.	2,599,555
51,752	Middlesex Water Co.	3,001,098
448,592	Mueller Water Products, Inc., Class A	4,813,392
467,522	Olin Corp.	10,140,552
447,014	Pentair PLC	17,429,076
2,240,393	Reliance Worldwide Corp. Ltd.	7,695,276
188,373	Select Energy Services, Inc., Class A(b)	2,170,057
74,377	SJW Group	4,615,837
174,252	Tetra Tech, Inc.	11,277,589
78,323	Watts Water Technologies, Inc., Class A	6,703,666
509,104	Xylem, Inc.	42,459,274
40,814	York Water Co. (The)	1,388,900

		298,669,286

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $490,910,411)—99.7%	619,270,701

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—1.6%
3,390,205	Invesco Government & Agency Portfolio—Institutional Class 2.34%(c)(d)	3,390,205
6,232,293	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(c)(d)	6,234,162

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,624,367)	9,624,367

	Total Investments in Securities (Cost $500,534,778)—101.3%	628,895,068

	Other assets less liabilities—(1.3)%	(7,913,739)

	Net Assets—100.0%	$620,981,329

Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2019.
(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P International Developed Quality ETF (IDHQ)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Health Care	20.3
Information Technology	16.5
Industrials	15.5
Consumer Discretionary	12.9
Consumer Staples	11.9
Materials	7.7
Financials	7.2
Communication Services	3.7
Sector Types Each Less Than 3%	3.5
Money Market Funds Plus Other Assets Less Liabilities	0.8

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.2%
	Australia—6.8%
4,277	AGL Energy Ltd.	$66,920
16,704	Alumina Ltd.	26,336
4,929	Aristocrat Leisure Ltd.	90,479
3,283	BlueScope Steel Ltd.	31,079
11,052	Brambles Ltd.	93,736
814	CIMIC Group Ltd.	28,985
3,629	Coca-Cola Amatil Ltd.	22,478
555	Cochlear Ltd.	73,178
12,448	Coles Group Ltd.(a)	110,483
3,303	Computershare Ltd.	41,451
2,264	Crown Resorts Ltd.	21,178
3,417	CSL Ltd.	477,572
428	Domino’s Pizza Enterprises Ltd.	12,954
915	Magellan Financial Group Ltd.	28,730
18,331	Medibank Private Ltd.	36,900
8,130	Rio Tinto PLC	473,231
30,087	South32 Ltd.	70,730
73,663	Telstra Corp. Ltd.	175,245
8,339	Woolworths Group Ltd.	186,941

		2,068,606

	Belgium—0.4%
100	Sofina S.A.	20,554
452	Solvay S.A.	54,277
773	UCB S.A.	61,265

		136,096

	Canada—4.3%
6,257	Canadian National Railway Co.	578,814
1,124	Canadian Pacific Railway Ltd.	250,811
1,509	CGI, Inc., Class A(a)	108,172
1,767	CI Financial Corp.	25,312

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
185	Constellation Software, Inc.	$162,565
1,354	Gildan Activewear, Inc.	49,723
632	Methanex Corp.	34,504
2,817	Teck Resources Ltd., Class B	66,342
432	West Fraser Timber Co. Ltd.	22,149

		1,298,392

	Chile—0.1%
4,752	Lundin Mining Corp.	25,399

	Denmark—5.2%
712	Chr. Hansen Holding A/S	72,572
1,128	Coloplast A/S, Class B	121,611
726	Demant A/S(a)	22,886
1,477	DSV A/S	136,356
362	Genmab A/S(a)	60,047
1,043	GN Store Nord A/S	53,343
477	H. Lundbeck A/S	20,049
15,929	Novo Nordisk A/S, Class B	778,319
1,795	Novozymes A/S, Class B	83,584
916	Pandora A/S	38,391
50	Rockwool International A/S, Class B	13,345
2,000	Vestas Wind Systems A/S	180,736

		1,581,239

	Finland—1.8%
1,042	Elisa Oyj	44,177
2,423	Fortum Oyj	51,159
3,326	Kone Oyj, Class B	182,123
2,334	Neste Oyj	77,007
855	Nokian Renkaat Oyj	28,573
938	Orion Oyj, Class B(b)	31,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P International Developed Quality ETF (IDHQ) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Finland (continued)
3,496	UPM-Kymmene Oyj	$98,380
2,752	Wartsila Oyj Abp	43,857

		556,424

	France—4.9%
1,712	Accor S.A.	72,064
1,747	Bureau Veritas S.A.	44,209
14	Dassault Aviation S.A.	21,165
1,196	EssilorLuxottica S.A.	145,429
288	Hermes International	202,436
650	Kering S.A.	383,896
1,701	L’Oreal S.A.(b)	467,237
1,366	Publicis Groupe S.A.	80,953
641	Thales S.A.	76,470

		1,493,859

	Germany—10.7%
1,491	adidas AG	382,818
6,263	BASF SE	508,804
6,012	Bayer AG	399,812
684	Continental AG	112,960
2,081	Covestro AG(c)	113,694
1,604	Fresenius Medical Care AG & Co. KGaA	134,748
374	Hannover Rueck SE	56,333
118	HOCHTIEF AG	17,588
6,642	Infineon Technologies AG	156,504
788	Merck KGaA	83,790
1,049	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	262,162
7,634	SAP SE	980,281
3,703	TUI AG	41,216

		3,250,710

	Hong Kong—2.7%
9,485	Bank of East Asia Ltd. (The)	29,922
1,969	Dairy Farm International Holdings Ltd.	15,417
5,284	Hang Seng Bank Ltd.	138,744
9,434	Hong Kong Exchanges & Clearing Ltd.	327,077
12,985	Link REIT	151,443
10,063	Power Assets Holdings Ltd.	70,162
8,487	Techtronic Industries Co. Ltd.	61,337
9,277	Wharf Holdings Ltd. (The)	26,665

		820,767

	Ireland—0.8%
5,560	AIB Group PLC	25,784
6,202	Bank of Ireland Group PLC	39,549
1,225	Glanbia PLC	22,501
358	ICON PLC(a)	48,896
878	Kingspan Group PLC	46,129
827	Ryanair Holdings PLC ADR(a)	64,208

		247,067

	Israel—0.6%
968	Check Point Software Technologies Ltd.(a)	116,896
6,055	Israel Chemicals Ltd.	32,032
48	Israel Corp. Ltd. (The)(a)	11,547
8,237	Israel Discount Bank Ltd., Class A	32,070

		192,545

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy—1.8%
3,742	Davide Campari-Milano SpA	$37,680
174	DiaSorin SpA	16,984
16,279	Eni SpA	277,635
973	Ferrari N.V.	131,671
1,458	Moncler SpA	59,755
659	Salvatore Ferragamo SpA	14,904
6,136	UnipolSai Assicurazioni SpA(b)	16,793

		555,422

	Japan—14.9%
1,839	Advantest Corp.	51,847
13,182	Astellas Pharma, Inc.	178,601
709	Capcom Co. Ltd.	15,947
5,225	Chiba Bank Ltd. (The)	27,257
258	Disco Corp.	44,199
2,205	Eisai Co. Ltd.	127,776
553	Fancl Corp.	16,385
6,578	GungHo Online Entertainment, Inc.	20,494
3,198	Gunma Bank Ltd. (The)	12,605
1,980	Haseko Corp.	23,840
549	Hisamitsu Pharmaceutical Co., Inc.	23,217
434	Hoshizaki Corp.	28,057
2,275	Hoya Corp.	159,633
3,733	Japan Exchange Group, Inc.	60,599
570	Kagome Co. Ltd.	15,482
315	Kaken Pharmaceutical Co. Ltd.	13,420
2,860	Kao Corp.	219,735
7,684	Kirin Holdings Co. Ltd.	173,826
946	Koito Manufacturing Co. Ltd.	56,229
684	Konami Holdings Corp.	31,076
191	Kose Corp.	35,756
2,581	M3, Inc.	45,630
427	McDonald’s Holdings Co. Japan Ltd.	19,745
1,380	Mitsubishi Gas Chemical Co., Inc.	20,568
616	Mixi, Inc.	13,263
941	MonotaRO Co. Ltd.	21,646
1,021	Nihon M&A Center, Inc.	28,877
2,614	Nikon Corp.	36,379
787	Nintendo Co. Ltd.	268,516
939	Nissan Chemical Corp.	41,565
731	Nomura Research Institute Ltd.	35,639
7,709	NTT DoCoMo, Inc.	166,847
370	Oracle Corp. Japan	25,281
709	Otsuka Corp.	27,819
846	Pigeon Corp.	35,815
12,611	Recruit Holdings Co. Ltd.	376,943
179	Ryohin Keikaku Co. Ltd.	33,976
2,484	Santen Pharmaceutical Co. Ltd.	37,781
368	Seria Co. Ltd.	10,904
553	Shimano, Inc.	80,883
1,926	Shionogi & Co. Ltd.	111,989
3,449	Shiseido Co. Ltd.	269,974
1,101	Showa Denko K.K.	37,219
8,678	Sony Corp.	406,103
4,293	Subaru Corp.	104,863
1,731	SUMCO Corp.	22,691
1,298	Sumitomo Dainippon Pharma Co. Ltd.	28,553

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco S&P International Developed Quality ETF (IDHQ) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
379	Sundrug Co. Ltd.	$10,127
640	Suzuken Co. Ltd.	36,777
1,790	Taisei Corp.	78,350
1,889	Tokai Carbon Co. Ltd.	21,693
4,889	Tokio Marine Holdings, Inc.	245,910
1,412	Tokyo Electron Ltd.	223,701
2,269	Tosoh Corp.	36,365
2,345	Unicharm Corp.	76,830
9,156	Yahoo! Japan Corp.	24,334
941	Yamaha Corp.	48,581
1,738	Yaskawa Electric Corp.	63,902
393	Zenkoku Hosho Co. Ltd.	13,726

		4,525,746

	Luxembourg—0.1%
332	RTL Group S.A.(b)	18,641

	Macau—0.4%
21,729	Sands China Ltd.	119,372

	Mexico—0.0%
1,320	Fresnillo PLC	12,885

	Netherlands—5.3%
2,887	ASML Holding N.V.	600,308
7,887	Koninklijke Ahold Delhaize N.V.	189,684
1,123	Koninklijke DSM N.V.	128,183
6,005	Koninklijke Philips N.V.	255,497
2,724	NXP Semiconductors N.V.	287,709
2,319	Wolters Kluwer N.V.	161,600

		1,622,981

	New Zealand—0.3%
3,852	Fisher & Paykel Healthcare Corp. Ltd.	40,614
12,128	Spark New Zealand Ltd.	29,684
3,510	Z Energy Ltd.	14,817

		85,115

	Norway—0.9%
1,019	Austevoll Seafood ASA	11,819
1,040	Kongsberg Gruppen ASA	15,033
1,961	Leroy Seafood Group ASA	14,137
2,461	Mowi ASA	53,190
5,976	Orkla ASA	46,744
523	Salmar ASA	23,708
5,107	Telenor ASA	102,288

		266,919

	Portugal—0.3%
3,231	Galp Energia SGPS S.A.	54,206
1,613	Jeronimo Martins SGPS S.A.	26,248
3,374	Navigator Co. S.A. (The)	14,898

		95,352

	Singapore—0.6%
12,863	ComfortDelGro Corp. Ltd.	25,420
38,265	Genting Singapore Ltd.	27,690
4,357	SATS Ltd.	16,740
7,630	Singapore Exchange Ltd.	41,367

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore (continued)
12,670	Singapore Technologies Engineering Ltd.	$36,860
1,953	Venture Corp. Ltd.	24,348

		172,425

	South Korea—6.4%
105	BGF Retail Co. Ltd.	19,640
60	Hyundai Heavy Industries Holdings Co. Ltd.	17,566
252	Hyundai Mipo Dockyard Co. Ltd.	12,124
753	KT&G Corp.	65,750
187	Kumho Petrochemical Co. Ltd.	14,696
61	LG Household & Health Care Ltd.	74,256
31	Medy-Tox, Inc.	14,837
142	OCI Co. Ltd.	11,317
533	Orange Life Insurance Ltd.(c)	16,244
87	Pearl Abyss Corp.(a)	12,981
34,220	Samsung Electronics Co. Ltd.	1,343,138
4,599	SK Hynix, Inc.	311,023
433	Woongjin Coway Co. Ltd.	32,545

		1,946,117

	Spain—2.4%
452	Aena SME S.A.(c)	83,759
3,760	Amadeus IT Group S.A.	298,845
1,718	Endesa S.A.	42,762
9,567	Industria de Diseno Textil S.A.(b)	289,166
6,526	Mapfre S.A.	19,564

		734,096

	Sweden—3.2%
1,990	Alfa Laval AB(b)	46,135
6,720	Atlas Copco AB, Class A	208,666
822	Axfood AB	15,066
1,968	Boliden AB(b)	58,377
5,925	Epiroc AB, Class A(a)	61,202
5,740	Hennes & Mauritz AB, Class B	99,973
1,671	Hexpol AB	13,007
9,482	Sandvik AB(b)	175,192
2,805	SKF AB, Class B	51,855
4,450	Svenska Cellulosa AB SCA, Class B	38,767
1,325	Swedish Orphan Biovitrum AB(a)	24,112
11,952	Volvo AB, Class B	191,095

		983,447

	Switzerland—10.7%
297	Geberit AG	124,542
47	Givaudan S.A.	121,720
427	Kuehne + Nagel International AG	62,039
15,677	Novartis AG	1,280,160
193	Partners Group Holding AG	145,384
5,384	Roche Holding AG	1,419,178
42	SGS S.A.	110,832

		3,263,855

	United Kingdom—13.0%
2,291	Admiral Group PLC	65,826
3,780	Ashtead Group PLC	104,568
6,024	Barratt Developments PLC	47,261
1,041	Berkeley Group Holdings PLC (The)	50,973
4,395	Burberry Group PLC	115,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P International Developed Quality ETF (IDHQ) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
12,765	Compass Group PLC	$290,054
17,802	Diageo PLC	750,417
8,633	Direct Line Insurance Group PLC	37,072
1,640	easyJet PLC	24,876
6,224	Experian PLC	180,535
2,436	Hargreaves Lansdown PLC	71,675
2,028	IMI PLC	27,773
7,498	International Consolidated Airlines Group S.A.	52,823
1,432	Intertek Group PLC	99,875
29,383	ITV PLC	52,344
57,925	Legal & General Group PLC	210,080
2,239	Mondi PLC	49,052
21,577	National Grid PLC	235,185
933	Next PLC	70,132
6,097	Pearson PLC	65,987
2,484	Persimmon PLC	72,408
14,690	RELX PLC	336,859
5,879	Royal Mail PLC	19,375
6,966	RSA Insurance Group PLC	49,220
7,434	Sage Group PLC (The)	70,301
3,661	St. James’s Place PLC	53,525
21,607	Standard Life Aberdeen PLC	78,561
23,157	Taylor Wimpey PLC	54,762
10,341	Unilever N.V. CVA	625,351

		3,962,435

	United States—0.6%
2,005	Ferguson PLC	142,192
274	Mellanox Technologies Ltd.(a)	32,962

		175,154

	Total Common Stocks & Other Equity Interests (Cost $29,360,765)	30,211,066

	Money Market Funds—0.0%
1,169	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(d) (Cost $1,169)	1,169

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $29,361,934)—99.2%	30,212,235

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—3.3%
774,697	Invesco Government & Agency Portfolio—Institutional Class 2.34%(d)(e)	$774,697
237,448	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(d)(e)	237,519

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,012,216)	1,012,216

	Total Investments in Securities (Cost $30,374,150)—102.5%	31,224,451

	Other assets less liabilities—(2.5)%	(761,382)

	Net Assets—100.0%	$30,463,069

Abbreviations:

ADR—American Depositary Receipt

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $213,697, which represented less than 1% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Statements of Assets and Liabilities

April 30, 2019

(Unaudited)

	Invesco China Real Estate ETF (TAO)	Invesco China Small Cap ETF (HAO)	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)
Assets:
Unaffiliated investments in securities, at value(a)	$63,064,577	$67,376,432	$565,476,329	$182,613,663
Affiliated investments in securities, at value	797,807	4,681,850	19,092,249	6,215,736
Foreign currencies, at value	46,680	—	546	82,989
Deposits with brokers:
Cash segregated as collateral	—	—	—	—
Receivable for:
Dividends	111,107	45,554	137,708	592,279
Securities lending	3,587	12,058	140,611	8,531
Expenses absorbed	1,718	—	—	—
Investments sold	—	—	—	29
Foreign tax reclaims	—	—	—	722,257
Shares sold	—	—	—	—

Total assets	64,025,476	72,115,894	584,847,443	190,235,484

Liabilities:
Due to custodian	—	—	513,700	600,277
Due to foreign custodian	—	75	—	—
Payable for:
Collateral upon return of securities loaned	786,566	4,552,900	19,092,249	6,215,736
Shares repurchased	—	—	—	—
Collateral upon receipt of securities in-kind	—	—	—	—
Investments purchased	—	—	—	2
Accrued unitary management fees	—	—	444,144	120,181
Accrued advisory fees	—	2,889	—	—
Accrued trustees’ and officer’s fees	3,537	5,006	—	—
Accrued tax expenses	—	—	—	—
Accrued expenses	194,845	240,369	—	29,935

Total liabilities	984,948	4,801,239	20,050,093	6,966,131

Net Assets	$63,040,528	$67,314,655	$564,797,350	$183,269,353

Net assets consist of:
Shares of beneficial interest	$65,715,760	$143,572,345	$620,409,044	$275,253,098
Distributable earnings	(2,675,232)	(76,257,690)	(55,611,694)	(91,983,745)

Net Assets	$63,040,528	$67,314,655	$564,797,350	$183,269,353

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,160,000	2,500,000	11,050,000	6,850,000
Net asset value	$29.19	$26.93	$51.11	$26.75

Market price	$29.27	$26.87	$51.08	$26.80

Unaffiliated investments in securities, at cost	$58,941,335	$72,731,432	$533,789,019	$159,699,198

Affiliated investments in securities, at cost	$797,807	$4,681,850	$19,092,249	$6,215,736

Foreign currencies (due to foreign custodian), at cost	$47,860	$(75)	$546	$82,976

(a) Includes securities on loan with an aggregate value of:	$749,732	$3,469,808	$18,240,422	$5,940,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco Frontier Markets ETF (FRN)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack Achievers™ ETF (IPKW)

$161,772,314	$57,789,029	$1,365,241,545	$322,284,309	$1,337,579,519	$49,956,534	$185,719,263	$180,184,895
610,904	—	74,038,656	22,415,848	3,905,792	7,493,281	1,367,424	6,973,555
—	2,280,555	336,102	82,694	190,872	1,988	85,079	—

—	—	—	—	514,205	—	—	—

635,060	222,858	7,748,153	1,580,542	2,014,190	47,405	429,959	845,966
1,266	—	69,518	35,481	2,557	22,955	3,782	8,336
—	288,759	—	—	—	—	—	—
11	—	137,443,126	10,705,081	132	—	—	12,143,251
—	961	2,368,768	258,480	5,280	46,155	399,463	304,120
—	—	20,383	2,693	462,968	—	—	—

163,019,555	60,582,162	1,587,266,251	357,365,128	1,344,675,515	57,568,318	188,004,970	200,460,123

431,690	2,048,923	—	—	2,135,178	—	18,010	—
21,772	—	—	—	—	—	—	19,995

610,904	—	73,132,699	22,199,337	3,905,792	7,487,301	1,367,424	6,669,931
—	—	137,596,580	10,712,151	—	—	—	—
—	—	—	—	514,205	—	—	—
6	34,253	1,153	239	463,104	—	46	12,566,958
119,081	—	558,960	134,782	540,129	30,832	113,679	81,596
—	—	—	—	—	—	—	—
—	3,659	—	—	—	—	—	—
—	—	—	—	411,853	—	—	—
—	468,802	18,863	4,037	—	1,099	4,953	55

1,183,453	2,555,637	211,308,255	33,050,546	7,970,261	7,519,232	1,504,112	19,338,535

$161,836,102	$58,026,525	$1,375,957,996	$324,314,582	$1,336,705,254	$50,049,086	$186,500,858	$181,121,588

$277,516,097	$128,284,989	$1,391,752,170	$332,321,060	$1,322,108,827	$143,615,397	$198,093,720	$224,846,741
(115,679,995)	(70,258,464)	(15,794,174)	(8,006,478)	14,596,427	(93,566,311)	(11,592,862)	(43,725,153)

$161,836,102	$58,026,525	$1,375,957,996	$324,314,582	$1,336,705,254	$50,049,086	$186,500,858	$181,121,588

9,350,000	4,240,000	33,000,000	10,600,000	61,650,000	4,025,000	6,750,000	5,500,000
$17.31	$13.69	$41.70	$30.60	$21.68	$12.43	$27.63	$32.93

$17.30	$13.73	$41.78	$30.60	$21.76	$12.42	$27.66	$33.01

$144,115,164	$52,380,813	$1,322,839,966	$317,346,082	$1,221,535,656	$42,721,202	$146,913,847	$197,690,294

$610,904	$—	$74,038,656	$22,415,848	$3,905,792	$7,493,281	$1,367,424	$6,973,555

$(21,703)	$2,283,477	$335,943	$82,488	$191,196	$1,981	$85,585	$(20,201)

$592,743	$—	$68,766,599	$20,626,145	$3,584,009	$6,794,638	$1,305,555	$6,361,030

73

Statements of Assets and Liabilities (continued)

April 30, 2019

(Unaudited)

	Invesco MSCI Global Timber ETF (CUT)	Invesco S&P Global Dividend Opportunities Index ETF (LVL)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$167,480,939	$30,644,768	$619,270,701	$30,211,066
Affiliated investments in securities, at value	6,977,333	2,544,685	9,624,367	1,013,385
Foreign currencies, at value	—	4,275	3,917,657	7,388
Deposits with brokers:
Cash segregated as collateral	—	—	696,539	—
Receivable for:
Dividends	826,443	50,102	1,117,845	122,741
Securities lending	18,650	2,463	18,743	1,496
Expenses absorbed	—	9,585	—	—
Investments sold	—	—	—	173,659
Foreign tax reclaims	206,630	46,281	1,424,092	127,648
Shares sold	—	—	348,038	—

Total assets	175,509,995	33,302,159	636,417,982	31,657,383

Liabilities:
Due to custodian	—	—	5,747	—
Due to foreign custodian	40,281	—	—	—
Payable for:
Collateral upon return of securities loaned	6,847,743	2,456,423	9,624,367	1,012,216
Shares repurchased	—	—	—	173,659
Collateral upon receipt of securities in-kind	—	—	696,539	—
Investments purchased	103	10	4,269,539	27
Accrued unitary management fees	—	—	—	7,772
Accrued advisory fees	42,324	—	250,886	—
Accrued trustees’ and officer’s fees	4,774	3,654	12,081	—
Accrued expenses	296,028	149,053	577,494	640

Total liabilities	7,231,253	2,609,140	15,436,653	1,194,314

Net Assets	$168,278,742	$30,693,019	$620,981,329	$30,463,069

Net assets consist of:
Shares of beneficial interest	$168,318,578	$70,453,876	$515,469,726	$34,808,288
Distributable earnings	(39,836)	(39,760,857)	105,511,603	(4,345,219)

Net Assets	$168,278,742	$30,693,019	$620,981,329	$30,463,069

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,100,000	2,640,000	17,080,000	1,300,000
Net asset value	$27.59	$11.63	$36.36	$23.43

Market price	$27.70	$11.57	$36.42	$23.52

Unaffiliated investments in securities, at cost	$146,065,065	$29,265,882	$490,910,411	$29,360,765

Affiliated investments in securities, at cost	$6,977,590	$2,544,685	$9,624,367	$1,013,385

Foreign currencies (due to foreign custodian), at cost	$(40,317)	$4,337	$3,917,668	$7,401

(a) Includes securities on loan with an aggregate value of:	$6,461,653	$2,364,155	$9,457,164	$971,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

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75

Statements of Operations

For the six months ended April 30, 2019

(Unaudited)

	Invesco China Real Estate ETF (TAO)	Invesco China Small Cap ETF (HAO)	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)
Investment income:
Unaffiliated dividend income	$450,916	$111,904	$700,147	$2,424,317
Affiliated dividend income	1,533	2,755	1,813	1,726
Securities lending income	19,960	54,256	533,629	12,561
Foreign withholding tax	—	(5,705)	(12,663)	(231,346)

Total investment income	472,409	163,210	1,222,926	2,207,258

Expenses:
Unitary management fees	—	—	1,753,635	764,013
Advisory fees	111,584	178,121	—	—
Custodian & transfer agent fees	27,126	40,264	—	—
Sub-licensing fees	22,872	36,182	—	—
Accounting & administration fees	13,908	15,062	—	—
Professional fees	13,391	13,561	—	12,923
Printing	3,216	5,269	—	—
Trustees’ and officer’s fees	2,540	2,661	—	—
Listing fee and expense	2,480	2,480	—	—
Intraday valuation fees	997	1,984	—	—
Insurance	705	749	—	—
Other expenses	868	1,634	—	—

Total expenses	199,687	297,967	1,753,635	776,936

Less: Waivers	(43,565)	(55,270)	(143)	(218)

Net expenses	156,122	242,697	1,753,492	776,718

Net investment income (loss)	316,287	(79,487)	(530,566)	1,430,540

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,278,749)	(9,221,460)	(57,254,828)	(10,928,842)
Affiliated investment securities	—	—	—	—
Unaffiliated in-kind redemptions	—	643,703	12,925,044	8,795,050
Affiliated in-kind redemptions	—	—	—	—
Foreign currencies	(509)	234	(648)	671

Net realized gain (loss)	(1,279,258)	(8,577,523)	(44,330,432)	(2,133,121)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	11,390,389	19,676,635	162,373,868	16,594,723
Affiliated investment securities	—	—	—	—
Foreign currencies	866	105	65	(4,786)

Net change in unrealized appreciation (depreciation)	11,391,255	19,676,740	162,373,933	16,589,937

Net realized and unrealized gain (loss)	10,111,997	11,099,217	118,043,501	14,456,816

Net increase in net assets resulting from operations	$10,428,284	$11,019,730	$117,512,935	$15,887,356

(a)	Net of foreign taxes of $276.
(b)	Net of foreign taxes of $411,853.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco Frontier Markets ETF (FRN)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco FTSE RAFI Emerging Markets ETF (PXH)		Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack Achievers™ ETF (IPKW)

$1,393,605	$1,199,717	$29,562,214	$4,989,963	$10,759,800		$254,814	$1,627,621	$3,062,272
1,460	1,504	10,207	2,162	111,457		243	429	2,238
4,690	14	240,486	131,048	21,262		189,665	11,122	35,052
(140,043)	(79,554)	(2,740,179)	(483,757)	(684,503)		(29,899)	(16,733)	(299,590)

1,259,712	1,121,681	27,072,728	4,639,416	10,208,016		414,823	1,622,439	2,799,972

767,484	—	3,118,195	793,333	3,049,558		180,974	640,539	549,161
—	131,150	—	—	—		—	—	—
—	336,436	—	—	—		—	—	—
—	26,230	—	—	—		—	—	—
—	14,770	—	—	—		—	—	—
—	13,735	1,873	971	—		363	1,312	—
—	4,986	—	—	—		—	—	—
—	2,598	—	—	—		—	—	—
—	2,480	—	—	—		—	—	—
—	—	—	—	—		—	—	—
—	747	—	—	—		—	—	—
—	497	—	—	—		—	—	—

767,484	533,629	3,120,068	794,304	3,049,558		181,337	641,851	549,161

(182)	(350,116)	(803)	(157)	(26,933)		(20)	(30)	(146)

767,302	183,513	3,119,265	794,147	3,022,625		181,317	641,821	549,015

492,410	938,168	23,953,463	3,845,269	7,185,391		233,506	980,618	2,250,957

(15,499,703)	(2,919,748)	(19,011,958)	(7,963,890)	(10,651,976	)(a)	(870,499)	(1,415,289)	(6,226,982)
—	—	—	—	1,826,163		—	—	—
1,916,484	178,726	33,943,260	10,469,982	16,800,682		1,456,467	1,425,842	(6,912,892)
—	—	—	—	—		—	—	—
(144,022)	(40,283)	(87,598)	(26,854)	(984,339)		(20,538)	3,355	(27,811)

(13,727,241)	(2,781,305)	14,843,704	2,479,238	6,990,530		565,430	13,908	(13,167,685)

27,146,271	6,224,037	46,826,434	11,065,208	92,664,957	(b)	5,760,610	26,211,239	22,435,414
—	—	—	—	(629,576)		—	—	—
1,903	(2,292)	7,659	(6,487)	(11,817)		(314)	6,406	(4,490)

27,148,174	6,221,745	46,834,093	11,058,721	92,023,564		5,760,296	26,217,645	22,430,924

13,420,933	3,440,440	61,677,797	13,537,959	99,014,094		6,325,726	26,231,553	9,263,239

$13,913,343	$4,378,608	$85,631,260	$17,383,228	$106,199,485		$6,559,232	$27,212,171	$11,514,196

77

Statements of Operations (continued)

For the six months ended April 30, 2019

(Unaudited)

	Invesco MSCI Global Timber ETF (CUT)	Invesco S&P Global Dividend Opportunities Index ETF (LVL)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)
Investment income:
Unaffiliated dividend income	$3,816,590	$644,102	$5,967,928	$600,335
Affiliated dividend income	5,072	746	8,663	318
Securities lending income	54,408	6,574	27,321	3,054
Foreign withholding tax	(206,083)	(46,743)	(397,815)	(66,958)

Total investment income	3,669,987	604,679	5,606,097	536,749

Expenses:
Unitary management fees	—	—	—	51,107
Advisory fees	403,454	76,238	1,392,838	—
Custodian & transfer agent fees	31,915	24,055	27,411	—
Sub-licensing fees	48,414	6,709	122,572	—
Accounting & administration fees	20,574	13,908	31,119	—
Professional fees	13,918	13,682	15,588	495
Printing	9,973	3,199	19,898	—
Trustees’ and officer’s fees	3,248	2,537	4,433	—
Listing fee and expense	2,480	2,480	2,480	—
Intraday valuation fees	1,984	992	992	—
Insurance	1,011	705	1,370	—
Other expenses	1,952	866	4,433	—

Total expenses	538,923	145,371	1,623,134	51,602

Less: Waivers	(97,528)	(47,846)	(670)	(22)

Net expenses	441,395	97,525	1,622,464	51,580

Net investment income	3,228,592	507,154	3,983,633	485,169

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(300,024)	244,921	(2,652,053)	(762,296)
Affiliated investment securities	(8,437)	—	—	—
Unaffiliated in-kind redemptions	1,081,250	173,145	6,032,972	1,211,881
Affiliated in-kind redemptions	(78)	—	—	—
Foreign currencies	9,310	(752)	285	(4,282)

Net realized gain	782,021	417,314	3,381,204	445,303

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,448,045)	2,442,412	70,838,265	2,862,226
Affiliated investment securities	37,284	—	—	—
Foreign currencies	(4,358)	(257)	(18,358)	(763)

Net change in unrealized appreciation (depreciation)	(1,415,119)	2,442,155	70,819,907	2,861,463

Net realized and unrealized gain (loss)	(633,098)	2,859,469	74,201,111	3,306,766

Net increase in net assets resulting from operations	$2,595,494	$3,366,623	$78,184,744	$3,791,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

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79

Statements of Changes in Net Assets

For the six months ended April 30, 2019 and the year ended October 31, 2018(a)

(Unaudited)

	Invesco China Real Estate ETF (TAO)
	Six Months Ended April 30, 2019	Five Months Ended October 31, 2018(b)	Year Ended May 31, 2018
Operations:
Net investment income (loss)	$316,287	$1,618,309	$4,081,900
Net realized gain (loss)	(1,279,258)	5,809,274	(710,055)
Net change in unrealized appreciation (depreciation)	11,391,255	(20,178,892)	10,807,512

Net increase (decrease) in net assets resulting from operations	10,428,284	(12,751,309)	14,179,357

Distributions to Shareholders from:
Distributable earnings	(2,864,832)	—	(3,971,680)

Shareholder Transactions:
Proceeds from shares sold	18,919,394	1,560,368	32,072,370
Value of shares repurchased	—	(35,595,627)	(2,973,908)

Net increase (decrease) in net assets resulting from shares transactions	18,919,394	(34,035,259)	29,098,462

Increase (Decrease) in Net Assets	26,482,846	(46,786,568)	39,306,139

Net Assets:
Beginning of period	36,557,682	83,344,250	44,038,111

End of period	$63,040,528	$36,557,682	$83,344,250

Changes in Shares Outstanding:
Shares sold	650,000	50,000	1,100,000
Shares repurchased	—	(1,300,000)	(100,000)
Shares outstanding, beginning of period	1,510,000	2,760,000	1,760,000

Shares outstanding, end of period	2,160,000	1,510,000	2,760,000

(a)	Effective October 31, 2018, Invesco China Real Estate ETF, Invesco China Small Cap ETF and Invesco China Technology ETF changed fiscal year end to October 31.
(b)	For the period June 1, 2018 through October 31, 2018.
(c)	For the period September 1, 2018 through October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco China Small Cap ETF (HAO)			Invesco China Technology ETF (CQQQ)
Six Months Ended April 30, 2019	Five Months Ended October 31, 2018(b)	Year Ended May 31, 2018	Six Months Ended April 30, 2019	Two Months Ended October 31, 2018(c)	Year Ended August 31, 2018

$(79,487)	$1,240,225	$2,089,774	$(530,566)	$250,492	$2,087,528
(8,577,523)	(69,902)	9,404,735	(44,330,432)	(9,579,998)	38,165,068
19,676,740	(24,937,663)	15,109,775	162,373,933	(64,668,718)	(102,224,494)

11,019,730	(23,767,340)	26,604,284	117,512,935	(73,998,224)	(61,971,898)

(3,108,404)	—	(3,252,830)	(1,984,086)	—	(5,489,280)

—	—	11,812,995	115,388,579	94,850,663	398,909,634
(2,732,144)	(8,334,088)	(26,614,585)	(71,661,195)	—	(155,778,516)

(2,732,144)	(8,334,088)	(14,801,590)	43,727,384	94,850,663	243,131,118

5,179,182	(32,101,428)	8,549,864	159,256,233	20,852,439	175,669,940

62,135,473	94,236,901	85,687,037	405,541,117	384,688,678	209,018,738

$67,314,655	$62,135,473	$94,236,901	$564,797,350	$405,541,117	$384,688,678

—	—	400,000	2,600,000	2,200,000	6,650,000
(100,000)	(300,000)	(900,000)	(1,550,000)	—	(2,650,000)
2,600,000	2,900,000	3,400,000	10,000,000	7,800,000	3,800,000

2,500,000	2,600,000	2,900,000	11,050,000	10,000,000	7,800,000

81

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2019 and the year ended October 31, 2018(a)

(Unaudited)

	Invesco DWA Developed Markets Momentum ETF (PIZ)		Invesco DWA Emerging Markets Momentum ETF (PIE)
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Operations:
Net investment income	$1,430,540	$2,162,248	$492,410	$5,227,883
Net realized gain (loss)	(2,133,121)	7,529,102	(13,727,241)	(805,903)
Net change in unrealized appreciation (depreciation)	16,589,937	(32,086,298)	27,148,174	(47,584,115)

Net increase (decrease) in net assets resulting from operations	15,887,356	(22,394,948)	13,913,343	(43,162,135)

Distributions to Shareholders from:
Distributable earnings	(546,882)	(2,902,784)	(2,121,350)	(6,235,039)

Shareholder Transactions:
Proceeds from shares sold	28,264,615	120,271,026	2,565,877	74,057,773
Value of shares repurchased	(83,518,080)	(103,874,858)	(45,237,296)	(44,653,680)
Transaction fees	—	—	55,553	276,198

Net increase (decrease) in net assets resulting from shares transactions	(55,253,465)	16,396,168	(42,615,866)	29,680,291

Increase (Decrease) in Net Assets	(39,912,991)	(8,901,564)	(30,823,873)	(19,716,883)

Net Assets:
Beginning of period	223,182,344	232,083,908	192,659,975	212,376,858

End of period	$183,269,353	$223,182,344	$161,836,102	$192,659,975

Changes in Shares Outstanding:
Shares sold	1,100,000	4,350,000	150,000	3,500,000
Shares repurchased	(3,350,000)	(3,750,000)	(2,750,000)	(2,450,000)
Shares outstanding, beginning of period	9,100,000	8,500,000	11,950,000	10,900,000

Shares outstanding, end of period	6,850,000	9,100,000	9,350,000	11,950,000

(a)	Effective October 31, 2018, Invesco Frontier Markets ETF changed its fiscal year end to October 31.
(b)	For the period June 1, 2018 through October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Frontier Markets ETF (FRN)			Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Six Months Ended April 30, 2019	Five Months Ended October 31, 2018(b)	Year Ended May 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018

$938,168	$593,012	$1,995,265	$23,953,463	$37,870,601
(2,781,305)	(1,724,094)	3,690,785	14,843,704	30,435,990
6,221,745	(6,095,872)	(2,340,256)	46,834,093	(169,409,936)

4,378,608	(7,226,954)	3,345,794	85,631,260	(101,103,345)

(957,884)	—	(2,284,088)	(16,461,467)	(39,591,975)

4,862,875	—	33,925,310	193,285,388	325,024,707
(2,022,122)	(15,424,518)	(24,745,195)	(161,964,189)	(123,802,230)
23,707	65,946	251,008	45,454	44,658

2,864,460	(15,358,572)	9,431,123	31,366,653	201,267,135

6,285,184	(22,585,526)	10,492,829	100,536,446	60,571,815

51,741,341	74,326,867	63,834,038	1,275,421,550	1,214,849,735

$58,026,525	$51,741,341	$74,326,867	$1,375,957,996	$1,275,421,550

350,000	—	2,200,000	5,050,000	7,400,000
(150,000)	(1,100,000)	(1,700,000)	(3,900,000)	(2,750,000)
4,040,000	5,140,000	4,640,000	31,850,000	27,200,000

4,240,000	4,040,000	5,140,000	33,000,000	31,850,000

83

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2019 and the year ended October 31, 2018

(Unaudited)

	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)		Invesco FTSE RAFI Emerging Markets ETF (PXH)
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Operations:
Net investment income	$3,845,269	$5,357,442	$7,185,391	$35,274,811
Net realized gain (loss)	2,479,238	21,055,482	6,990,530	34,978,087
Net change in unrealized appreciation (depreciation)	11,058,721	(51,693,808)	92,023,564	(122,503,582)

Net increase (decrease) in net assets resulting from operations	17,383,228	(25,280,884)	106,199,485	(52,250,684)

Distributions to Shareholders from:
Distributable earnings	(1,964,817)	(6,547,030)	(8,112,208)	(34,680,231)

Shareholder Transactions:
Proceeds from shares sold	60,476,472	183,475,668	199,747,513	381,359,053
Value of shares repurchased	(43,479,358)	(66,459,873)	(90,627,566)	(132,537,225)
Transaction fees	36,406	17,894	165,141	240,894

Net increase (decrease) in net assets resulting from shares transactions	17,033,520	117,033,689	109,285,088	249,062,722

Increase (Decrease) in Net Assets	32,451,931	85,205,775	207,372,365	162,131,807

Net Assets:
Beginning of period	291,862,651	206,656,876	1,129,332,889	967,201,082

End of period	$324,314,582	$291,862,651	$1,336,705,254	$1,129,332,889

Changes in Shares Outstanding:
Shares sold	2,150,000	5,650,000	9,450,000	17,550,000
Shares repurchased	(1,450,000)	(1,950,000)	(4,200,000)	(5,800,000)
Shares outstanding, beginning of period	9,900,000	6,200,000	56,400,000	44,650,000

Shares outstanding, end of period	10,600,000	9,900,000	61,650,000	56,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco Global Clean Energy ETF (PBD)		Invesco Global Water ETF (PIO)		Invesco International BuyBack Achievers™ ETF (IPKW)
Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018

$233,506	$810,399	$980,618	$3,299,083	$2,250,957	$5,484,909
565,430	1,250,812	13,908	18,398,033	(13,167,685)	6,211,206
5,760,296	(10,593,025)	26,217,645	(28,996,844)	22,430,924	(50,584,076)

6,559,232	(8,531,814)	27,212,171	(7,299,728)	11,514,196	(38,887,961)

(477,209)	(989,690)	(740,715)	(3,250,758)	(2,257,256)	(5,721,629)

—	1,306,907	1,323,444	37,473,227	—	216,364,968
(5,696,798)	(2,624,568)	(6,211,417)	(62,872,083)	(71,521,882)	(126,159,214)
2,761	1,049	1,562	2,991	13,462	41,908

(5,694,037)	(1,316,612)	(4,886,411)	(25,395,865)	(71,508,420)	90,247,662

387,986	(10,838,116)	21,585,045	(35,946,351)	(62,251,480)	45,638,072

49,661,100	60,499,216	164,915,813	200,862,164	243,373,068	197,734,996

$50,049,086	$49,661,100	$186,500,858	$164,915,813	$181,121,588	$243,373,068

—	100,000	50,000	1,450,000	—	5,800,000
(500,000)	(200,000)	(250,000)	(2,450,000)	(2,350,000)	(3,550,000)
4,525,000	4,625,000	6,950,000	7,950,000	7,850,000	5,600,000

4,025,000	4,525,000	6,750,000	6,950,000	5,500,000	7,850,000

85

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2019 and the year ended October 31, 2018(a)

(Unaudited)

	Invesco MSCI Global Timber ETF (CUT)			Invesco S&P Global Dividend Opportunities Index ETF (LVL)
	Six Months Ended April 30, 2019	Five Months Ended October 31, 2018(b)	Year Ended May 31, 2018	Six Months Ended April 30, 2019	Five Months Ended October 31, 2018(b)	Year Ended May 31, 2018
Operations:
Net investment income	$3,228,592	$1,344,021	$4,392,097	$507,154	$613,552	$1,476,069
Net realized gain (loss)	782,021	11,717,144	4,296,270	417,314	(716,194)	4,094,203
Net change in unrealized appreciation (depreciation)	(1,415,119)	(49,008,354)	36,165,164	2,442,155	120,041	(3,385,288)

Net increase (decrease) in net assets resulting from operations	2,595,494	(35,947,189)	44,853,531	3,366,623	17,399	2,184,984

Distributions to Shareholders from:
Distributable earnings	(4,947,600)	—	(3,518,655)	(401,815)	(837,522)	(1,765,272)

Shareholder Transactions:
Proceeds from shares sold	2,732,273	11,140,448	9,311,470	—	8,947,465	—
Value of shares repurchased	(5,564,859)	(37,927,735)	(4,659,172)	(2,686,792)	(14,280,682)	(23,910,516)
Transaction fees	682	7,303	—	264	330	—

Net increase (decrease) in net assets resulting from shares transactions	(2,831,904)	(26,779,984)	4,652,298	(2,686,528)	(5,332,887)	(23,910,516)

Increase (Decrease) in Net Assets	(5,184,010)	(62,727,173)	45,987,174	278,280	(6,153,010)	(23,490,804)

Net Assets:
Beginning of period	173,462,752	236,189,925	190,202,751	30,414,739	36,567,749	60,058,553

End of period	$168,278,742	$173,462,752	$236,189,925	$30,693,019	$30,414,739	$36,567,749

Changes in Shares Outstanding:
Shares sold	100,000	350,000	300,000	—	800,000	—
Shares repurchased	(200,000)	(1,200,000)	(150,000)	(240,000)	(1,280,000)	(2,160,000)
Shares outstanding, beginning of period	6,200,000	7,050,000	6,900,000	2,880,000	3,360,000	5,520,000

Shares outstanding, end of period	6,100,000	6,200,000	7,050,000	2,640,000	2,880,000	3,360,000

(a)	Effective October 31, 2018, Invesco MSCI Global Timber ETF, Invesco S&P Global Dividend Opportunities Index ETF and Invesco S&P Global Water Index ETF changed fiscal year end to October 31.
(b)	For the period June 1, 2018 through October 31, 2018.
(c)	For the period September 1, 2018 through October 31, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco S&P Global Water Index ETF (CGW)			Invesco S&P International Developed Quality ETF (IDHQ)
Six Months Ended April 30, 2019	Two Months Ended October 31, 2018(c)	Year Ended August 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018

$3,983,633	$646,014	$10,489,169	$485,169	$851,083
3,381,204	6,087,031	70,908,281	445,303	1,264,249
70,819,907	(56,210,255)	(37,440,161)	2,861,463	(5,178,013)

78,184,744	(49,477,210)	43,957,289	3,791,935	(3,062,681)

(10,958,575)	—	(10,492,264)	(375,114)	(814,149)

40,351,904	16,098,469	98,720,757	5,322,327	22,491,922
(17,898,280)	(29,428,527)	(148,333,764)	(10,317,948)	(14,783,286)
3,327	565	—	2,797	4,530

22,456,951	(13,329,493)	(49,613,007)	(4,992,824)	7,713,166

89,683,120	(62,806,703)	(16,147,982)	(1,576,003)	3,836,336

531,298,209	594,104,912	610,252,894	32,039,072	28,202,736

$620,981,329	$531,298,209	$594,104,912	$30,463,069	$32,039,072

1,200,000	480,000	2,800,000	250,000	950,000
(560,000)	(880,000)	(4,240,000)	(450,000)	(650,000)
16,440,000	16,840,000	18,280,000	1,500,000	1,200,000

17,080,000	16,440,000	16,840,000	1,300,000	1,500,000

87

Financial Highlights

Invesco China Real Estate ETF (TAO)

	Six Months Ended April 30, 2019 (Unaudited)		Five Months Ended October 31, 2018		Years Ended May 31,
					2018		2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.21		$30.20		$25.02		$18.92	$24.50	$20.52	$22.03
Net investment income(a)	0.19		0.77	(b)	1.74	(c)	0.68	0.81	0.66	0.68
Net realized and unrealized gain (loss) on investments	6.69		(6.76)		5.09		5.82	(5.42)	3.86	(1.54)
Total from investment operations	6.88		(5.99)		6.83		6.50	(4.61)	4.52	(0.86)
Distributions to shareholders from:
Net investment income	(1.90)		—		(1.65)		(0.40)	(0.97)	(0.54)	(0.65)
Net asset value at end of period	$29.19		$24.21		$30.20		$25.02	$18.92	$24.50	$20.52
Market price at end of period	$29.27		$24.17	(d)	$30.28	(d)	$25.14	$18.83	$24.55	$20.43
Net Asset Value Total Return(e)	30.17%		(19.83)%		27.61%		34.94%	(19.05)%	22.50%	(3.82)%
Market Price Total Return(e)	30.66%		(20.18)%		27.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,041		$36,558		$83,344		$44,038	$12,490	$34,548	$22,778
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(f)	0.70	%(f)	0.70%		0.70%	0.70%	0.70%	0.71%
Expenses, prior to Waivers	0.89	%(f)	0.84	%(f)	0.81%		0.99%	1.15%	0.88%	0.95%
Net investment income, after Waivers	1.42	%(f)	6.58	%(b)(f)	5.95	%(c)	3.14%	3.94%	3.04%	3.32%
Portfolio turnover rate(g)	2%		2%		20%		17%	32%	16%	9%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.60 and 5.14%, respectively.

(c)

Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.82 and 2.82%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco China Small Cap ETF (HAO)

	Six Months Ended April 30, 2019 (Unaudited)		Five Months Ended October 31, 2018		Years Ended May 31,
					2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$23.90		$32.50		$25.20	$22.06	$34.78	$24.72	$24.68
Net investment income (loss)(a)	(0.03)		0.45		0.66	0.55	0.72	0.51	0.56
Net realized and unrealized gain (loss) on investments	4.26		(9.05)		7.69	3.35	(12.50)	10.14	0.03
Total from investment operations	4.23		(8.60)		8.35	3.90	(11.78)	10.65	0.59
Distributions to shareholders from:
Net investment income	(1.20)		—		(1.05)	(0.76)	(0.94)	(0.59)	(0.55)
Net asset value at end of period	$26.93		$23.90		$32.50	$25.20	$22.06	$34.78	$24.72
Market price at end of period	$26.87		$23.50	(b)	$32.46 (b)	$24.97	$22.04	$34.56	$24.70
Net Asset Value Total Return(c)	18.86%		(26.46)%		33.51%	18.05%	(34.14)%	43.88%	2.24%
Market Price Total Return(c)	20.54%		(27.60)%		34.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$67,315		$62,135		$94,237	$85,687	$94,879	$299,087	$206,421
Ratio to average net assets of:
Expenses, after Waivers	0.75	%(d)	0.63	%(d)	0.75%	0.75%	0.75%	0.75%	0.76%
Expenses, prior to Waivers	0.92	%(d)	0.85	%(d)	0.81%	0.90%	0.87%	0.83%	0.84%
Net investment income (loss), after Waivers	(0.25	)%(d)	3.83	%(d)	2.24%	2.27%	2.83%	1.86%	2.23%
Portfolio turnover rate(e)	18%		7%		34%	27%	28%	31%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights (continued)

Invesco China Technology ETF (CQQQ)

	Six Months Ended April 30, 2019 (Unaudited)		Two Months Ended October 31, 2018		Years Ended August 31,
					2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$40.55		$49.32		$55.00	$39.26	$29.55	$38.09	$29.55
Net investment income (loss)(a)	(0.05)		0.03		0.31	0.52	0.32	0.46	0.43
Net realized and unrealized gain (loss) on investments	10.78		(8.80)		(5.13)	15.82	10.03	(8.65)	8.39
Total from investment operations	10.73		(8.77)		(4.82)	16.34	10.35	(8.19)	8.82
Distributions to shareholders from:
Net investment income	(0.17)		—		(0.86)	(0.60)	(0.64)	(0.35)	(0.28)
Net asset value at end of period	$51.11		$40.55		$49.32	$55.00	$39.26	$29.55	$38.09
Market price at end of period	$51.08		$40.81	(b)	$49.36 (b)	$55.21	$39.08	$29.31	$37.88
Net Asset Value Total Return(c)	26.59%		(17.78)%		(9.05)%	42.43%	35.19%	(21.62)%	29.89%
Market Price Total Return(c)	25.71%		(17.32)%		(9.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$564,797		$405,541		$384,689	$209,019	$45,153	$45,804	$78,077
Ratio to average net assets of:
Expenses	0.70	%(d)	0.70	%(d)	0.65%	0.70%	0.70%	0.70%	0.71%
Net investment income (loss)	(0.21	)%(d)	0.39	%(d)	0.52%	1.20%	0.94%	1.20%	1.22%
Portfolio turnover rate(e)	26%		4%		21%	10%	48%	32%	39%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco DWA Developed Markets Momentum ETF (PIZ)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.53		$27.30	$22.29	$23.36	$24.49	$25.39
Net investment income(a)	0.18		0.24	0.36	0.35	0.27	0.38
Net realized and unrealized gain (loss) on investments	2.11		(2.68)	5.05	(1.04)	(1.15)	(0.43)
Total from investment operations	2.29		(2.44)	5.41	(0.69)	(0.88)	(0.05)
Distributions to shareholders from:
Net investment income	(0.07)		(0.33)	(0.40)	(0.38)	(0.25)	(0.85)
Net asset value at end of period	$26.75		$24.53	$27.30	$22.29	$23.36	$24.49
Market price at end of period(b)	$26.80		$24.47	$27.35	$22.27	$23.21	$24.55
Net Asset Value Total Return(c)	9.37%		(9.09)%	24.58%	(2.97)%	(3.63)%	(0.35)%
Market Price Total Return(c)	9.84%		(9.48)%	24.91%	(2.43)%	(4.48)%	(0.43)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$183,269		$223,182	$232,084	$173,891	$263,996	$383,322
Ratio to average net assets of:
Expenses	0.81	%(d)	0.80%	0.81%	0.81%	0.81%	0.80%
Net investment income	1.50	%(d)	0.88%	1.46%	1.50%	1.10%	1.48%
Portfolio turnover rate(e)	55%		94%	98%	124%	120%	99%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights (continued)

Invesco DWA Emerging Markets Momentum ETF (PIE)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$16.12		$19.48	$16.11	$16.02		$18.91	$18.78
Net investment income(a)	0.05		0.40	0.28	0.16		0.12	0.13
Net realized and unrealized gain (loss) on investments	1.32		(3.29)	3.34	0.14	(b)	(2.94)	0.08
Total from investment operations	1.37		(2.89)	3.62	0.30		(2.82)	0.21
Distributions to shareholders from:
Net investment income	(0.19)		(0.49)	(0.26)	(0.21)		(0.10)	(0.10)
Return of capital	—		—	—	(0.01)		—	—
Total distributions	(0.19)		(0.49)	(0.26)	(0.22)		(0.10)	(0.10)
Transaction fees(a)	0.01		0.02	0.01	0.01		0.03	0.02
Net asset value at end of period	$17.31		$16.12	$19.48	$16.11		$16.02	$18.91
Market price at end of period(c)	$17.30		$16.08	$19.54	$16.10		$15.97	$18.79
Net Asset Value Total Return(d)	8.73%		(15.11)%	22.72%	2.00	%(b)	(14.78)%	1.27%
Market Price Total Return(d)	8.93%		(15.58)%	23.18%	2.25%		(14.50)%	0.74%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$161,836		$192,660	$212,377	$183,668		$196,268	$402,684
Ratio to average net assets of:
Expenses	0.90	%(e)	0.90%	0.90%	0.90%		0.90%	0.90%
Net investment income	0.58	%(e)	2.01%	1.67%	1.04%		0.68%	0.69%
Portfolio turnover rate(f)	95%		163%	174%	160%		176%	147%

(a)	Based on average shares outstanding.
(b)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $0.10 and total return would have been lower.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Frontier Markets ETF (FRN)

	Six Months Ended April 30, 2019 (Unaudited)		Five Months Ended October 31, 2018		Years Ended May 31,
					2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$12.81		$14.46		$13.76	$11.48	$13.23	$16.79	$17.41
Net investment income(a)	0.23		0.14		0.42	0.34	0.34	0.23	0.38
Net realized and unrealized gain (loss) on investments	0.88		(1.81)		0.77	2.41	(1.89)	(3.36)	(0.35)
Total from investment operations	1.11		(1.67)		1.19	2.75	(1.55)	(3.13)	0.03
Distributions to shareholders from:
Net investment income	(0.24)		—		(0.54)	(0.47)	(0.20)	(0.43)	(0.65)
Transaction fees(a)	0.01		0.02		0.05	—	—	—	—
Net asset value at end of period	$13.69		$12.81		$14.46	$13.76	$11.48	$13.23	$16.79
Market price at end of period	$13.73		$12.75	(b)	$14.35 (b)	$13.74	$11.33	$13.33	$16.86
Net Asset Value Total Return(c)	8.97%		(11.41)%		8.89%	24.72%	(11.59)%	(18.75)%	0.24%
Market Price Total Return(c)	9.81%		(11.15)%		8.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$58,027		$51,741		$74,327	$63,834	$39,481	$62,058	$87,970
Ratio to average net assets of:
Expenses, after Waivers	0.70	%(d)	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.71%
Expenses, prior to Waivers	2.03	%(d)	0.82	%(d)	1.15%	1.17%	1.28%	0.77%	0.81%
Net investment income, after Waivers	3.58	%(d)	2.40	%(d)	2.83%	2.83%	2.96%	1.50%	2.28%
Portfolio turnover rate(e)	31%		21%		98%	74%	57%	94%	24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights (continued)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$40.04		$44.66	$36.74	$38.60	$41.20	$42.99
Net investment income(a)	0.69		1.34	1.20	1.09	1.16	1.55	(b)
Net realized and unrealized gain (loss) on investments	1.45		(4.56)	7.98	(1.82)	(2.65)	(1.79)
Total from investment operations	2.14		(3.22)	9.18	(0.73)	(1.49)	(0.24)
Distributions to shareholders from:
Net investment income	(0.48)		(1.40)	(1.26)	(1.13)	(1.11)	(1.55)
Transaction fees(a)	0.00	(c)	0.00 (c)	—	—	—	—
Net asset value at end of period	$41.70		$40.04	$44.66	$36.74	$38.60	$41.20
Market price at end of period(d)	$41.78		$39.98	$44.81	$36.68	$38.34	$41.71
Net Asset Value Total Return(e)	5.43%		(7.45)%	25.38%	(1.73)%	(3.72)%	(0.72)%
Market Price Total Return(e)	5.82%		(7.92)%	25.99%	(1.24)%	(5.55)%	(0.07)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,375,958		$1,275,422	$1,214,850	$938,650	$787,536	$762,267
Ratio to average net assets of:
Expenses	0.45	%(f)	0.45%	0.45%	0.45%	0.46%	0.45%
Net investment income	3.46	%(f)	3.02%	2.95%	3.05%	2.87%	3.57	%(b)
Portfolio turnover rate(g)	12%		10%	13%	14%	12%	16%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.31 and 3.00%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$29.48		$33.33	$27.37	$26.60	$26.48	$27.40
Net investment income(a)	0.35		0.75	0.59	0.53	0.46	0.48
Net realized and unrealized gain (loss) on investments	0.94		(3.66)	5.99	0.86	0.12	(0.79)
Total from investment operations	1.29		(2.91)	6.58	1.39	0.58	(0.31)
Distributions to shareholders from:
Net investment income	(0.17)		(0.94)	(0.62)	(0.62)	(0.46)	(0.61)
Transaction fees(a)	0.00	(b)	0.00 (b)	—	—	—	—
Net asset value at end of period	$30.60		$29.48	$33.33	$27.37	$26.60	$26.48
Market price at end of period(c)	$30.60		$29.48	$33.44	$27.30	$26.66	$27.11
Net Asset Value Total Return(d)	4.44%		(9.05)%	24.36%	5.37%	2.18%	(1.21)%
Market Price Total Return(d)	4.44%		(9.36)%	25.09%	4.87%	0.01%	(0.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$324,315		$291,863	$206,657	$162,854	$143,621	$105,915
Ratio to average net assets of:
Expenses	0.49	%(e)	0.49%	0.49%	0.49%	0.50%	0.49%
Net investment income	2.38	%(e)	2.25%	1.98%	2.01%	1.73%	1.73%
Portfolio turnover rate(f)	25%		21%	19%	25%	24%	24%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights (continued)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$20.02		$21.66	$18.81		$15.44	$20.38	$21.41
Net investment income(a)	0.12		0.73	0.57		0.42	0.53	0.60
Net realized and unrealized gain (loss) on investments	1.68		(1.66)	2.81		3.37	(5.02)	(1.02)
Total from investment operations	1.80		(0.93)	3.38		3.79	(4.49)	(0.42)
Distributions to shareholders from:
Net investment income	(0.14)		(0.71)	(0.53)		(0.42)	(0.45)	(0.61)
Transaction fees(a)	0.00	(b)	0.00 (b)	—		—	—	—
Net asset value at end of period	$21.68		$20.02	$21.66		$18.81	$15.44	$20.38
Market price at end of period(c)	$21.76		$20.03	$21.62		$18.80	$15.37	$20.25
Net Asset Value Total Return(d)	9.03%		(4.44)%	18.10%		25.08%	(22.16)%	(2.03)%
Market Price Total Return(d)	9.38%		(4.22)%	17.94%		25.57%	(22.00)%	(1.73)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,336,705		$1,129,333	$967,201		$625,398	$293,398	$387,200
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(e)(f)	0.48%	0.48	%(e)	0.48%	0.49%	0.49%
Expenses, prior to Waivers	0.49	%(e)(f)	0.49%	0.49	%(e)	0.49%	0.49%	0.49%
Net investment income, after Waivers	1.15	%(f)	3.30%	2.84%		2.66%	2.88%	2.91%
Portfolio turnover rate(g)	22%		16%	24%		16%	34%	22%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Global Clean Energy ETF (PBD)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$10.97		$13.08	$10.65	$11.46		$12.52	$12.04
Net investment income(a)	0.06		0.18	0.23	0.20		0.13	0.11
Net realized and unrealized gain (loss) on investments	1.51		(2.07)	2.39	(0.80	)(b)	(1.07)	0.47	(b)
Total from investment operations	1.57		(1.89)	2.62	(0.60)		(0.94)	0.58
Distributions to shareholders from:
Net investment income	(0.11)		(0.22)	(0.19)	(0.21)		(0.12)	(0.10)
Transaction fees(a)	0.00	(c)	0.00 (c)	—	—		—	—
Net asset value at end of period	$12.43		$10.97	$13.08	$10.65		$11.46	$12.52
Market price at end of period(d)	$12.42		$10.95	$13.07	$10.62		$11.46	$12.60
Net Asset Value Total Return(e)	14.55%		(14.69)%	24.90%	(5.29	)%(b)	(7.51)%	4.79	%(b)
Market Price Total Return(e)	14.68%		(14.78)%	25.17%	(5.56)%		(8.10)%	5.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$50,049		$49,661	$60,499	$56,152		$66,762	$77,288
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.75%	0.75%		0.77%	0.76%
Net investment income	0.97	%(f)	1.43%	1.98%	1.83%		1.11%	0.83%
Portfolio turnover rate(g)	19%		46%	40%	57%		51%	53%

(a)	Based on average shares outstanding.
(b)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.83) and $0.42 for the year ended October 31, 2016 and the year ended October 31, 2014, respectively, and total return would have been lower.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights (continued)

Invesco Global Water ETF (PIO)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$23.73		$25.27	$21.32	$21.89	$23.35	$21.91
Net investment income(a)	0.14		0.45	0.28	0.34	0.29	0.34
Net realized and unrealized gain (loss) on investments	3.87		(1.54)	3.95	(0.60)	(1.45)	1.44
Total from investment operations	4.01		(1.09)	4.23	(0.26)	(1.16)	1.78
Distributions to shareholders from:
Net investment income	(0.11)		(0.45)	(0.28)	(0.31)	(0.30)	(0.34)
Transaction fees(a)	0.00	(b)	0.00 (b)	—	—	—	—
Net asset value at end of period	$27.63		$23.73	$25.27	$21.32	$21.89	$23.35
Market price at end of period(c)	$27.66		$23.69	$25.25	$21.29	$21.77	$23.30
Net Asset Value Total Return(d)	17.00%		(4.45)%	20.01%	(1.14)%	(5.03)%	8.08%
Market Price Total Return(d)	17.32%		(4.53)%	20.08%	(0.78)%	(5.35)%	7.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$186,501		$164,916	$200,862	$188,665	$241,832	$288,367
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.74%	0.76%	0.76%
Net investment income	1.15	%(e)	1.77%	1.22%	1.62%	1.27%	1.46%
Portfolio turnover rate(f)	16%		34%	34%	67%	78%	28%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco International BuyBack AchieversTM ETF (IPKW)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,					For the Period February 24, 2014(a) Through October 31, 2014
			2018	2017	2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$31.00		$35.31	$27.94	$27.02		$25.05	$25.03
Net investment income(b)	0.35		0.69	0.47	0.74	(c)	0.44	0.33
Net realized and unrealized gain (loss) on investments	1.92		(4.28)	7.28	0.89		1.82	(0.09)
Total from investment operations	2.27		(3.59)	7.75	1.63		2.26	0.24
Distributions to shareholders from:
Net investment income	(0.34)		(0.73)	(0.38)	(0.71)		(0.29)	(0.22)
Transaction fees(b)	0.00	(d)	0.01	—	—		—	—
Net asset value at end of period	$32.93		$31.00	$35.31	$27.94		$27.02	$25.05
Market price at end of period(e)	$33.01		$30.96	$35.47	$28.02		$26.96	$25.35
Net Asset Value Total Return(f)	7.44%		(10.40)%	28.03%	6.25%		9.04%	0.91	%(g)
Market Price Total Return(f)	7.88%		(10.96)%	28.24%	6.78%		7.51%	2.11	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$181,122		$243,373	$197,735	$92,202		$58,099	$17,537
Ratio to average net assets of:
Expenses	0.55	%(h)	0.55%	0.55%	0.55%		0.55%	0.55	%(h)
Net investment income	2.25	%(h)	1.90%	1.47%	2.76	%(c)	1.68%	1.88	%(h)
Portfolio turnover rate(i)	15%		121%	118%	106%		162%	130%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.51 and 1.90%, respectively.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

The net asset value total return from Fund Inception (February 27, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.23%. The market price total return from Fund Inception to October 31, 2014 was 1.87%.

(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights (continued)

Invesco MSCI Global Timber ETF (CUT)

	Six Months Ended April 30, 2019 (Unaudited)		Five Months Ended October 31, 2018		Years Ended May 31,
					2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$27.98		$33.50		$27.57	$23.63	$26.28	$25.37	$22.19
Net investment income(a)	0.54		0.20		0.63	0.47	0.67	0.61	0.53
Net realized and unrealized gain (loss) on investments	(0.11)		(5.72)		5.80	3.99	(2.96)	0.99	3.01
Total from investment operations	0.43		(5.52)		6.43	4.46	(2.29)	1.60	3.54
Distributions to shareholders from:
Net investment income	(0.82)		—		(0.50)	(0.52)	(0.36)	(0.69)	(0.36)
Transaction fees(a)	0.00	(b)	0.00	(b)	—	—	—	—	—
Net asset value at end of period	$27.59		$27.98		$33.50	$27.57	$23.63	$26.28	$25.37
Market price at end of period	27.70	(c)	$27.94	(c)	$33.54 (c)	$27.52	$23.59	$26.26	$25.33
Net Asset Value Total Return(d)	2.10%		(16.48)%		23.42%	19.09%	(8.72)%	6.50%	15.93%
Market Price Total Return(d)	2.66%		(16.70)%		23.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$168,279		$173,463		$236,190	$190,203	$163,060	$199,709	$253,668
Ratio to average net assets of:
Expenses, after Waivers	0.55	%(e)	0.55	%(e)	0.55%	0.57%	0.60%	0.70%	0.71%
Expenses, prior to Waivers	0.67	%(e)	0.64	%(e)	0.67%	0.70%	0.75%	0.76%	0.75%
Net investment income, after Waivers	4.00	%(e)	1.50	%(e)	2.02%	1.85%	2.83%	2.44%	2.18%
Portfolio turnover rate(f)	7%		4%		10%	8%	60%	29%	5%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P Global Dividend Opportunities Index ETF (LVL)

	Six Months Ended April 30, 2019 (Unaudited)		Five Months Ended October 31, 2018		Years Ended May 31,
					2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$10.56		$10.88		$10.88	$9.54	$11.77	$14.01	$13.07
Net investment income(a)	0.18		0.20		0.30	0.51	0.52	0.65	0.80
Net realized and unrealized gain (loss) on investments	1.04		(0.25)		0.03	1.33	(2.20)	(2.18)	1.03
Total from investment operations	1.22		(0.05)		0.33	1.84	(1.68)	(1.53)	1.83
Distributions to shareholders from:
Net investment income	(0.15)		(0.27)		(0.33)	(0.50)	(0.55)	(0.71)	(0.89)
Transaction fees(a)	0.00	(b)	0.00	(b)	—	—	—	—	—
Net asset value at end of period	$11.63		$10.56		$10.88	$10.88	$9.54	$11.77	$14.01
Market price at end of period	11.57	(c)	$10.54	(c)	$10.86 (c)	$10.85	$9.49	$11.76	$14.08
Net Asset Value Total Return(d)	11.65%		(0.58)%		3.07%	19.90%	(14.31)%	(11.23)%	14.89%
Market Price Total Return(d)	11.29%		(0.58)%		3.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,693		$30,415		$36,568	$60,059	$52,650	$76,292	$99,774
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(e)	0.64	%(e)	0.64%	0.64%	0.64%	0.65%	0.66%
Expenses, prior to Waivers	0.95	%(e)	0.91	%(e)	0.77%	0.77%	0.77%	0.74%	0.75%
Net investment income, after Waivers	3.33	%(e)	4.22	%(e)	2.73%	5.00%	5.46%	5.16%	6.14%
Portfolio turnover rate(f)	17%		64%		66%	107%	85%	74%	94%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco S&P Global Water Index ETF (CGW)

	Six Months Ended April 30, 2019 (Unaudited)		Two Months Ended October 31, 2018		Years Ended August 31,
					2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$32.32		$35.28		$33.38	$30.27	$26.67	$29.02	$23.90
Net investment income(a)	0.24		0.04		0.59	0.61	0.54	0.48	0.51
Net realized and unrealized gain (loss) on investments	4.47		(3.00)		1.92	2.97	3.51	(2.33)	5.03
Total from investment operations	4.71		(2.96)		2.51	3.58	4.05	(1.85)	5.54
Distributions to shareholders from:
Net investment income	(0.67)		—		(0.61)	(0.47)	(0.45)	(0.50)	(0.42)
Transaction fees(a)	0.00	(b)	0.00	(b)	—	—	—	—	—
Net asset value at end of period	$36.36		$32.32		$35.28	$33.38	$30.27	$26.67	$29.02
Market value at end of period	36.42	(c)	$32.27	(c)	$35.23 (c)	$33.46	$30.32	$26.64	$29.08
Net Asset Value Total Return(d)	15.01%		(8.39)%		7.51%	12.09%	15.40%	(6.47)%	23.27%
Market Price Total Return(d)	15.39%		(8.40)%		7.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$620,981		$531,298		$594,105	$610,253	$432,244	$346,709	$367,914
Ratio to average net assets of:
Net expenses	0.58	%(e)	0.60	%(e)	0.62%	0.63%	0.64%	0.64%	0.65%
Net investment income	1.43	%(e)	0.67	%(e)	1.71%	1.98%	1.93%	1.69%	1.83%
Portfolio turnover rate(f)	5%		5%		13%	8%	6%	9%	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P International Developed Quality ETF (IDHQ)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016		2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$21.36		$23.50	$19.65	$20.19		$19.42	$19.67
Net investment income(a)	0.30		0.58	0.45	0.41		0.33	0.35
Net realized and unrealized gain (loss) on investments	1.99		(2.18)	3.88	(0.54	)(b)	0.75	(0.21)
Total from investment operations	2.29		(1.60)	4.33	(0.13)		1.08	0.14
Distributions to shareholders from:
Net investment income	(0.22)		(0.54)	(0.48)	(0.41)		(0.31)	(0.39)
Transaction fees(a)	0.00	(c)	0.00 (c)	—	—		—	—
Net asset value at end of period	$23.43		$21.36	$23.50	$19.65		$20.19	$19.42
Market price at end of period(d)	$23.52		$21.31	$23.71	$19.61		$20.14	$19.59
Net Asset Value Total Return(e)	10.82%		(7.00)%	22.36%	(0.62	)%(b)	5.60%	0.66%
Market Price Total Return(e)	11.51%		(8.05)%	23.70%	(0.59)%		4.42%	1.48%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$30,463		$32,039	$28,203	$20,628		$19,180	$16,505
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.31%	0.45%		0.49%	0.47%
Net investment income	2.75	%(f)	2.47%	2.10%	2.09%		1.66%	1.73%
Portfolio turnover rate(g)	22%		54%	49%	165%		78%	57%

(a)	Based on average shares outstanding.
(b)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.71) and total return would have been lower.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2019

(Unaudited)

NOTE 1—Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco China Real Estate ETF (TAO)	“China Real Estate ETF”
Invesco China Small Cap ETF (HAO)	“China Small Cap ETF”
Invesco China Technology ETF (CQQQ)	“China Technology ETF”
Invesco DWA Developed Markets Momentum ETF (PIZ)	“DWA Developed Markets Momentum ETF”
Invesco DWA Emerging Markets Momentum ETF (PIE)	“DWA Emerging Markets Momentum ETF”
Invesco Frontier Markets ETF (FRN)	“Frontier Markets ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	“FTSE RAFI Developed Markets ex-U.S. ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF”
Invesco FTSE RAFI Emerging Markets ETF (PXH)	“FTSE RAFI Emerging Markets ETF”
Invesco Global Clean Energy ETF (PBD)	“Global Clean Energy ETF”
Invesco Global Water ETF (PIO)	“Global Water ETF”
Invesco International BuyBack AchieversTM ETF (IPKW)	“International BuyBack AchieversTM ETF”
Invesco MSCI Global Timber ETF (CUT)	“MSCI Global Timber ETF”
Invesco S&P Global Dividend Opportunities Index ETF (LVL)	“S&P Global Dividend Opportunities Index ETF”
Invesco S&P Global Water Index ETF (CGW)	“S&P Global Water Index ETF”
Invesco S&P International Developed Quality ETF (IDHQ)	“S&P International Developed Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
China Real Estate ETF	NYSE Arca, Inc.
China Small Cap ETF	NYSE Arca, Inc.
China Technology ETF	NYSE Arca, Inc.
DWA Developed Markets Momentum ETF	The Nasdaq Stock Market
DWA Emerging Markets Momentum ETF	The Nasdaq Stock Market
Frontier Markets ETF	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
FTSE RAFI Emerging Markets ETF	NYSE Arca, Inc.
Global Clean Energy ETF	NYSE Arca, Inc.
Global Water ETF	The Nasdaq Stock Market
International BuyBack AchieversTM ETF	The Nasdaq Stock Market
MSCI Global Timber ETF	NYSE Arca, Inc.
S&P Global Dividend Opportunities Index ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index
China Real Estate ETF	AlphaShares China Real Estate Index
China Small Cap ETF	AlphaShares China Small Cap Index
China Technology ETF	AlphaShares China Technology Index
DWA Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index
Frontier Markets ETF	S&P/BNY Mellon New Frontier Index (USD)*
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFITM Developed ex U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets ETF	FTSE RAFITM Emerging Markets Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global Water IndexSM
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
S&P Global Dividend Opportunities Index ETF	S&P Global Dividend Opportunities Index
S&P Global Water Index ETF	S&P Global Water Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index

*	Prior to April 1, 2019, the Underlying Index was BNY Mellon New Frontier Index.

NOTE 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”), if any, of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities

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end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for the Funds because the Funds invest in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry based

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risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Geographic Concentration Risk. A natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact a Fund’s investments in the affected country or region.

Non-Diversified Fund Risk. China Real Estate ETF, China Small Cap ETF, China Technology ETF, Frontier Markets ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Timber ETF, S&P Global Dividend Opportunities Index ETF and S&P Global Water Index ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Micro-Capitalization Company Risk. For certain Funds, investing in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. FTSE RAFI Emerging Markets ETF’s use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity then developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

REIT Risk. For certain Funds, in addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are also subject to certain requirements under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and each Fund and its shareholders will incur its pro rata share of the underlying expenses.

Investment in Investment Companies Risk. For certain Funds, investing in other investment companies, including exchange-traded funds (“ETFs”), business development companies and closed-end funds, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying

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investment companies’ expenses, which will reduce the Fund’s performance, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs. In addition, investments by the Fund in another ETF or closed-end fund are subject to, among other risks, the risk that the ETF’s or closed end fund’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s or closed-end fund’s shares.

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Currency Risk. The Funds may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because a Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

C.

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination — For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders — Each Fund (except for China Real Estate ETF, China Small Cap ETF, China Technology ETF, Frontier Markets ETF, MSCI Global Timber ETF, and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. China Real Estate ETF, China Small Cap ETF, China Technology ETF, Frontier Markets ETF, MSCI Global Timber ETF, and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and

100

records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
F.

Federal Income Taxes — Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses — Each Fund (except for China Real Estate ETF, China Small Cap ETF, Frontier Markets ETF, MSCI Global Timber ETF, S&P Global Dividend Opportunities Index ETF, and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

China Real Estate ETF, China Small Cap ETF, Frontier Markets ETF, MSCI Global Timber ETF, S&P Global Dividend Opportunities Index ETF, and S&P Global Water Index ETF are responsible for all of their expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications — Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding)

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are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

K.

Securities Lending — During the six-month period ended April 30, 2019, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of Net Assets)
China Technology ETF	0.70%
DWA Developed Markets Momentum ETF	0.80%
DWA Emerging Markets Momentum ETF	0.90%
FTSE RAFI Developed Markets ex-U.S. ETF	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.49%
FTSE RAFI Emerging Markets ETF	0.49%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
S&P International Developed Quality ETF	0.29%

The Adviser has agreed to waive a portion of its unitary management fee to prevent the expenses (excluding interest expenses, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes, and litigation expenses and other extraordinary expenses) of China Technology ETF from exceeding such Fund’s unitary management fee through at least May 18, 2020. Neither the Adviser nor the Trust can discontinue the agreement prior to its expiration.

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Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:

Management Fees (as a % of Net Assets)
China Real Estate ETF	0.50%
China Small Cap ETF	0.55%
Frontier Markets ETF	0.50%
MSCI Global Timber ETF	0.50%
S&P Global Dividend Opportunities Index ETF	0.50%
S&P Global Water Index ETF	0.50%

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each of those Funds (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2021. Neither the Adviser nor the Funds can discontinue the agreement prior to its expiration.

Expense Cap
China Real Estate ETF	0.65%
China Small Cap ETF	0.70%
Frontier Markets ETF	0.65%
MSCI Global Timber ETF	0.55%
S&P Global Dividend Opportunities Index ETF	0.60%
S&P Global Water Index ETF	0.63%

Further, the Adviser agrees to reimburse each Fund listed below in the amount equal to the licensing fees that each Fund pays that cause the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed the following percentages:

Fund	Limit	Contract End Date
China Real Estate ETF	0.70%	12/31/2020
China Small Cap ETF	0.75%	12/31/2020
Frontier Markets ETF	0.70%	12/31/2020
MSCI Global Timber ETF	0.55%	12/31/2020
S&P Global Dividend Opportunities Index ETF	0.64%	12/31/2020
S&P Global Water Index ETF	0.63%	04/06/2020

Additionally, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six-month period ended April 30, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

China Real Estate ETF	$43,565
China Small Cap ETF	55,270
China Technology ETF	143
DWA Developed Markets Momentum ETF	218
DWA Emerging Markets Momentum ETF	182
Frontier Markets ETF	350,116
FTSE RAFI Developed Markets ex-U.S. ETF	803
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	157
FTSE RAFI Emerging Markets ETF	26,933
Global Clean Energy ETF	20
Global Water ETF	30
International BuyBack AchieversTM ETF	146

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MSCI Global Timber ETF	$97,528
S&P Global Dividend Opportunities Index ETF	47,846
S&P Global Water Index ETF	670
S&P International Developed Quality ETF	22

The fees waived and/or expenses borne by the Adviser for China Real Estate ETF, China Small Cap ETF, Frontier Markets ETF, MSCI Global Timber ETF, S&P Global Dividend Opportunities Index ETF, and S&P Global Water Index ETF are subject to recapture by the Adviser up to three years from the date the fees were waived or the expense were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Funds, the amounts available for potential recapture by the Adviser and the expiration schedule at April 30, 2019 are as follows:

	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		5/31/2019	5/31/2020	5/31/2021	10/31/2021	4/30/2022
China Real Estate ETF	$109,794	$—	$—	$31,613	$34,712	$43,469
China Small Cap ETF	$128,197	—	—	—	73,122	55,075
Frontier Markets ETF	$441,923	—	—	60,879	31,048	349,996
MSCI Global Timber ETF	$225,672	—	—	53,954	76,595	95,123
S&P Global Dividend Opportunities Index ETF	$112,752	—	—	25,090	39,876	47,786

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
China Real Estate ETF	AlphaShares
China Small Cap ETF	AlphaShares
China Technology ETF	AlphaShares
DWA Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
DWA Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
Frontier Markets ETF	The Bank of New York Corporation
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
FTSE RAFI Emerging Markets ETF	FTSE International Ltd.
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Timber ETF	MSCI, Inc.
S&P Global Dividend Opportunities Index ETF	S&P Dow Jones Indices LLC
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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NOTE 4—Investments in Affiliates

The Adviser also serves as the adviser for Invesco India ETF, and therefore Invesco India ETF is considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2019.

FTSE RAFI Emerging Markets ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2019	Dividend Income
Invesco India ETF*	$7,884,352	$—	$(9,080,939)	$(629,576)	$1,826,163	$—	$82,459

*	At April 30, 2019, this security was no longer held.

MSCI Global Timber ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2018	Dividend Income
Invesco India ETF	$237,787	$11,133	$(154,575)	$37,284	$(8,515)	$123,114	$1,208

NOTE 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six-month period ended April 30, 2019, there were no material transfers in and out of Level 3.

	Level 1	Level 2	Level 3	Total
China Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$63,064,577	$—	$0	$63,064,577
Money Market Funds	797,807	—	—	797,807

Total Investments	$63,862,384	$—	$0	$63,862,384

China Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$67,323,197	$—	$53,235	$67,376,432
Money Market Funds	4,681,850	—	—	4,681,850

Total Investments	$72,005,047	$—	$53,235	$72,058,282

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	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$565,476,329	$—	$0	$565,476,329
Money Market Funds	19,092,249	—	—	19,092,249

Total Investments	$584,568,578	$—	$0	$584,568,578

DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$161,772,314	$—	$0	$161,772,314
Money Market Funds	610,904	—	—	610,904

Total Investments	$162,383,218	$—	$0	$162,383,218

Frontier Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$57,789,029	$—	$0	$57,789,029

FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,365,222,623	$—	$18,922	$1,365,241,545
Money Market Funds	74,038,656	—	—	74,038,656

Total Investments	$1,439,261,279	$—	$18,922	$1,439,280,201

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$322,158,624	$106,692	$18,993	$322,284,309
Money Market Funds	22,415,848	—	—	22,415,848

Total Investments	$344,574,472	$106,692	$18,993	$344,700,157

FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,337,308,524	$270,995	$0	$1,337,579,519
Money Market Funds	3,905,792	—	—	3,905,792

Total Investments	$1,341,214,316	$270,995	$0	$1,341,485,311

Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$185,619,340	$—	$99,923	$185,719,263
Money Market Funds	1,367,424	—	—	1,367,424

Total Investments	$186,986,764	$—	$99,923	$187,086,687

International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$180,184,895	$—	$0	$180,184,895
Money Market Funds	6,973,555	—	—	6,973,555

Total Investments	$187,158,450	$—	$0	$187,158,450

MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$167,604,053	$—	$0	$167,604,053
Money Market Funds	6,854,219	—	—	6,854,219

Total Investments	$174,458,272	$—	$0	$174,458,272

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
China Real Estate ETF	$—	$1,202,402	$3,876,691	$5,079,093
China Small Cap ETF	—	7,291,300	52,902,817	60,194,117
China Technology ETF	—	10,736,447	11,086,146	21,822,593
DWA Developed Markets Momentum ETF	11,083,378	102,240,499	—	113,323,877
DWA Emerging Markets Momentum ETF	18,886,830	100,829,572	—	119,716,402
Frontier Markets ETF	—	11,608,522	60,616,574	72,225,096
FTSE RAFI Developed Markets ex-U.S. ETF	1,248,239	—	53,448,191	54,696,430
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	—	—	13,353,789	13,353,789
FTSE RAFI Emerging Markets ETF	—	—	61,663,589	61,663,589
Global Clean Energy ETF	31,202,293	11,053,611	58,330,373	100,586,277
Global Water ETF	4,235,497	37,815,586	8,111,125	50,162,208
International BuyBack AchieversTM ETF	—	13,640,434	—	13,640,434
MSCI Global Timber ETF	—	11,316,300	11,613,022	22,929,322
S&P Global Dividend Opportunities Index ETF	—	17,021,211	24,533,773	41,554,984
S&P Global Water Index ETF	—	2,164,644	20,188,132	22,352,776
S&P International Developed Quality ETF	2,056,117	2,878,011	547,832	5,481,960

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions

For the six-month period ended April 30, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
China Real Estate ETF	$897,118	$3,408,982
China Small Cap ETF	11,416,578	14,534,812
China Technology ETF	128,406,318	129,517,325
DWA Developed Markets Momentum ETF	107,698,356	107,191,963
DWA Emerging Markets Momentum ETF	161,674,446	181,468,325
Frontier Markets ETF	18,317,439	16,525,257
FTSE RAFI Developed Markets ex-U.S. ETF	174,117,636	169,675,819
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	82,478,133	79,976,827
FTSE RAFI Emerging Markets ETF	380,455,997	272,840,144
Global Clean Energy ETF	9,208,426	9,877,740
Global Water ETF	27,245,428	27,652,407
International BuyBack AchieversTM ETF	30,326,535	37,349,777
MSCI Global Timber ETF	12,172,366	14,612,586
S&P Global Dividend Opportunities Index ETF	5,448,161	5,371,895
S&P Global Water Index ETF	29,011,879	35,680,099
S&P International Developed Quality ETF	7,763,299	8,000,235

107

For the six-month period ended April 30, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
China Real Estate ETF	$18,919,566	$—
China Small Cap ETF	—	2,730,088
China Technology ETF	115,358,671	71,669,053
DWA Developed Markets Momentum ETF	27,686,617	83,360,154
DWA Emerging Markets Momentum ETF	1,699,573	26,348,389
Frontier Markets ETF	1,308,404	536,699
FTSE RAFI Developed Markets ex-U.S. ETF	185,098,506	155,390,352
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	56,193,877	40,337,829
FTSE RAFI Emerging Markets ETF	86,003,473	84,031,004
Global Clean Energy ETF	—	5,172,909
Global Water ETF	1,246,412	5,861,697
International BuyBack AchieversTM ETF	—	64,867,104
MSCI Global Timber ETF	2,530,769	5,047,638
S&P Global Dividend Opportunities Index ETF	—	2,638,296
S&P Global Water Index ETF	38,380,354	16,958,324
S&P International Developed Quality ETF	4,969,493	9,632,224

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
China Real Estate ETF	$7,255,371	$ (3,785,705)	$3,469,666	$60,392,718
China Small Cap ETF	11,560,065	(18,966,613)	(7,406,548)	79,464,830
China Technology ETF	76,533,919	(63,477,904)	13,056,015	571,512,563
DWA Developed Markets Momentum ETF	25,085,776	(2,754,473)	22,331,303	166,498,096
DWA Emerging Markets Momentum ETF	20,576,025	(3,304,025)	17,272,000	145,111,218
Frontier Markets ETF	9,375,229	(5,504,586)	3,870,643	53,918,386
FTSE RAFI Developed Markets ex-U.S. ETF	133,163,743	(121,141,912)	12,021,831	1,427,258,370
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	28,195,353	(27,844,438)	350,915	344,349,242
FTSE RAFI Emerging Markets ETF	173,860,059	(106,970,384)	66,889,675	1,274,595,636
Global Clean Energy ETF	10,536,968	(4,125,141)	6,411,827	51,037,988
Global Water ETF	40,937,671	(3,171,165)	37,766,506	149,320,181
International BuyBack AchieversTM ETF	6,238,344	(24,529,977)	(18,291,633)	205,450,083
MSCI Global Timber ETF	28,367,216	(8,516,352)	19,850,864	154,607,408
S&P Global Dividend Opportunities Index ETF	2,093,450	(820,436)	1,273,014	31,916,439
S&P Global Water Index ETF	140,843,339	(18,712,354)	122,130,985	506,764,083
S&P International Developed Quality ETF	2,413,783	(1,935,059)	478,724	30,745,727

NOTE 8—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the following Funds’ unitary management fee, pays for such compensation for China Technology ETF, DWA Developed Markets Momentum ETF, DWA Emerging Markets Momentum ETF, FTSE RAFI Developed Markets ex-U.S. ETF, FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, FTSE RAFI Emerging Markets ETF, Global Clean Energy ETF, Global Water ETF, International BuyBack Achievers™ ETF, and S&P International Developed Quality ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

108

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9—Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares, except for S&P Global Dividend Opportunities Index ETF and S&P Global Water Index ETF, which are created and redeemed in Creation Units of 80,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10—Subsequent Event

Effective as of the close of markets on June 21, 2019, China Technology ETF changed its investment objective, principal investment strategy, index provider and underlying index. The new underlying index is as follows:

Current Underlying Index	New Underlying Index
AlphaShares China Technology Index	FTSE China Incl A 25% Technology Capped Index

109

Calculating your ongoing Fund expenses

Example

As a shareholder of Invesco China Real Estate ETF, Invesco China Small Cap ETF, Invesco Frontier Markets ETF, Invesco MSCI Global Timber ETF, Invesco S&P Global Dividend Opportunities Index ETF and Invesco S&P Global Water Index ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco China Technology ETF, Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International BuyBack Achievers™ ETF and Invesco S&P International Developed Quality ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.

In addition to the fees and expenses which the Invesco FTSE RAFI Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco China Real Estate ETF (TAO)
Actual	$1,000.00	$1,301.73	0.70%	$3.99
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51
Invesco China Small Cap ETF (HAO)
Actual	1,000.00	1,188.58	0.75	4.07
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

110

Calculating your ongoing Fund expenses (continued)

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco China Technology ETF (CQQQ)
Actual	$1,000.00	$1,265.94	0.70%	$3.93
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51
Invesco DWA Developed Markets Momentum ETF (PIZ)
Actual	1,000.00	1,093.70	0.81	4.20
Hypothetical (5% return before expenses)	1,000.00	1,020.78	0.81	4.06
Invesco DWA Emerging Markets Momentum ETF (PIE)
Actual	1,000.00	1,087.30	0.90	4.66
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
Invesco Frontier Markets ETF (FRN)
Actual	1,000.00	1,089.72	0.70	3.63
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Actual	1,000.00	1,054.30	0.45	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Actual	1,000.00	1,044.40	0.49	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
Invesco FTSE RAFI Emerging Markets ETF (PXH)
Actual	1,000.00	1,090.30	0.49	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
Invesco Global Clean Energy ETF (PBD)
Actual	1,000.00	1,145.50	0.75	3.99
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
Invesco Global Water ETF (PIO)
Actual	1,000.00	1,170.00	0.75	4.04
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
Invesco International BuyBack Achievers™ ETF (IPKW)
Actual	1,000.00	1,074.40	0.55	2.83
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76
Invesco MSCI Global Timber ETF (CUT)
Actual	1,000.00	1,020.97	0.55	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76
Invesco S&P Global Dividend Opportunities Index ETF (LVL)
Actual	1,000.00	1,116.50	0.64	3.36
Hypothetical (5% return before expenses)	1,000.00	1,021.62	0.64	3.21
Invesco S&P Global Water Index ETF (CGW)
Actual	1,000.00	1,150.07	0.58	3.09
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58	2.91
Invesco S&P International Developed Quality ETF (IDHQ)
Actual	1,000.00	1,108.20	0.29	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

111

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2019, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 73 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco DWA Tactical Multi-Asset Income ETF

Invesco DWA Tactical Sector Rotation ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco LadderRite 0-5 Year Corporate Bond ETF

Invesco MSCI Emerging Markets Equal Country Weight ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500 Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500 Momentum ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P High Income Infrastructure ETF

Invesco S&P International Developed High Dividend Low Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco Senior Loan ETF

Invesco Shipping ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free Weekly ETF

Also at the April 11, 2019 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong

112

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2018, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that such Funds’ performance prior to the closing of the Transaction on April 6, 2018 is that of their predecessor Guggenheim ETFs. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year, five-year and since-inception periods for Invesco Global Short Term High Yield Bond ETF and the one-year, ten-year and since-inception periods for Invesco VRDO Tax-Free Weekly ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Global Short Term High Yield Bond ETF’s and Invesco VRDO Tax-Free Weekly ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for each Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

0.04%:	Invesco PureBetaTM MSCI USA ETF

0.05%:	Invesco PureBetaTM US Aggregate Bond ETF

0.06%:	Invesco PureBetaTM MSCI USA Small Cap ETF

0.07%:	Invesco PureBetaTM 0-5 Yr US TIPS ETF, Invesco PureBetaTM FTSE Developed ex-North America ETF

0.08%:	Invesco Treasury Collateral ETF

113

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.10%:	Invesco S&P 500 Minimum Variance ETF (the Trustees noted that, prior to April 20, 2018, Invesco S&P 500 Minimum Variance ETF’s unitary advisory fee was 0.13%)

0.13%:	Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

0.14%:	Invesco PureBetaTM FTSE Emerging Markets ETF

0.15%:	Invesco DWA Tactical Sector Rotation ETF

0.20%:	Invesco Russell 1000 Equal Weight ETF

0.22%:	Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco LadderRite 0-5 Year Corporate Bond ETF

0.25%:	Invesco 1-30 Laddered Treasury ETF, Invesco DWA Tactical Multi-Asset Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free Weekly ETF

0.28%:	Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

0.29%:	Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

0.30%:	Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

0.35%:	Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF

0.45%:	Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P High Income Infrastructure ETF

0.49%:	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

0.50%:	Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

0.55%:	Invesco International BuyBack AchieversTM ETF

0.60%:	Invesco DWA SmallCap Momentum ETF

0.65%:	Invesco Senior Loan ETF, Invesco Shipping ETF

0.70%:	Invesco China Technology ETF, Invesco MSCI Emerging Markets Equal Country Weight ETF

0.75%:	Invesco Global Clean Energy ETF, Invesco Global Water ETF

0.80%:	Invesco DWA Developed Markets Momentum ETF

0.90%:	Invesco DWA Emerging Markets Momentum ETF

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that it provides sub-advisory services to other clients. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X

114

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF		X	X
Invesco DWA Tactical Multi-Asset Income ETF	N/A	N/A	X
Invesco DWA Tactical Sector Rotation ETF	X	N/A	N/A
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X	X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		N/A	X
Invesco Global Short Term High Yield Bond ETF	X	X	X
Invesco Global Water ETF		N/A	X
Invesco International BuyBack AchieversTM ETF			X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco LadderRite 0-5 Year Corporate Bond ETF			X
Invesco MSCI Emerging Markets Equal Country Weight ETF			X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaTM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaTM FTSE Developed ex-North America ETF	X	X	X
Invesco PureBetaTM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaTM MSCI USA ETF	X	X	X
Invesco PureBetaTM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaTM US Aggregate Bond ETF	X		X
Invesco Russell 1000 Enhanced Equal Weight ETF			X
Invesco Russell 1000 Equal Weight ETF	X	X	X
Invesco Russell 1000 Low Beta Equal Weight ETF			X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500 High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X	X	X
Invesco S&P 500 Minimum Variance ETF	X	X	X

115

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco S&P 500 Momentum ETF	X	X	X
Invesco S&P Emerging Markets Low Volatility ETF	X	X	X
Invesco S&P Emerging Markets Momentum ETF	X	X	X
Invesco S&P High Income Infrastructure ETF	X	N/A	X
Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X	X	X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco Senior Loan ETF		X	X
Invesco Shipping ETF			X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free Weekly ETF		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco International Corporate Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Senior Loan ETF, Invesco Taxable Municipal Bond ETF and Invesco VRDO Tax-Free Weekly ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2021, for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF. The Trustees further considered that the

116

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Adviser had agreed to waive a portion of its unitary advisory fee, until April 6, 2020, to the extent necessary to prevent Invesco MSCI Emerging Markets Equal Country Weight ETF’s operating expenses (including acquired fund fees and expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses, and extraordinary expenses) from exceeding the unitary advisory fee.

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 11, 2019. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

117

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

118

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

At a meeting held on April 11, 2019, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco China Real Estate ETF, Invesco China Small Cap ETF, Invesco Frontier Markets ETF, Invesco MSCI Global Timber ETF, Invesco S&P Global Dividend Opportunities Index ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2018, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that each Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF. The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee, and gross and net expense ratio. The Trustees also compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net advisory fees and net expense ratios of comparable exchange-traded funds (“ETFs”) and open-end (non-ETF) actively-managed funds and to open-end (non-ETF) index funds for Invesco China Real Estate ETF, Invesco Frontier Markets ETF, Invesco MSCI Global Timber ETF and Invesco S&P Global Dividend Opportunities Index ETF. The Trustees noted that the annual contractual advisory fee charged to each Fund is:

●

0.50% of the Fund’s average daily net assets for Invesco China Real Estate ETF, Invesco Frontier Markets ETF, Invesco S&P Global Dividend Opportunities Index ETF, Invesco S&P Global Water Index ETF, Invesco Solar ETF, Invesco MSCI Global Timber ETF; and

●	0.55% of the Fund’s average daily net assets for Invesco China Small Cap ETF.

The Trustees also noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2021, as set forth below:

●	0.55% for Invesco MSCI Global Timber ETF;

●	0.60% for Invesco S&P Global Dividend Opportunities Index ETF;

119

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

●	0.63% for Invesco S&P Global Water Index ETF;

●	0.65% for each of Invesco China Real Estate ETF, Invesco Frontier Markets ETF, Invesco Solar ETF; and

●	0.70% for Invesco China Small Cap ETF.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that it provides sub-advisory services to other clients. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF peer funds as illustrated in the table below. The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median*	Equal to/Lower than Open-End Active Fund Median
Invesco China Real Estate ETF			X
Invesco China Small Cap ETF	X	N/A	X
Invesco Frontier Markets ETF			X
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Dividend Opportunities Index ETF	X		X
Invesco S&P Global Water Index ETF		N/A	X
Invesco Solar ETF		N/A	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

The Trustees determined that the contractual advisory fees were reasonable, noting the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Trustees noted that the net expense ratio for Invesco China Small Cap ETF was lower than the median net expense ratio of its ETF peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Median	Equal to/Lower than Open-End Index Fund Median*	Equal to/Lower than Open-End Active Fund Median
Invesco China Real Estate ETF			X
Invesco China Small Cap ETF	X	N/A	X
Invesco Frontier Markets ETF			X
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Dividend Opportunities Index ETF			X
Invesco S&P Global Water Index ETF		N/A	X
Invesco Solar ETF		N/A	X

*	The information provided by the Adviser indicated that certain Funds did not have open-end index fund peers. Those Funds have been designated with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco China Real Estate ETF’s and Invesco S&P Global Dividend Opportunities Index ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

120

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds and noted that the Adviser has agreed to reimburse the amount equal to the licensing fee paid that causes each Fund’s annual operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed a percentage of that Fund’s average daily net assets through December 31, 2020 (April 6, 2020 for Invesco S&P Global Water Index ETF and May 18, 2020 for Invesco Solar ETF) as set forth below:

Invesco China Real Estate ETF	0.70%
Invesco China Small Cap ETF	0.75%
Invesco Frontier Markets ETF	0.70%
Invesco MSCI Global Timber ETF	0.55%
Invesco S&P Global Dividend Opportunities Index ETF	0.64%
Invesco S&P Global Water Index ETF	0.63%
Invesco Solar ETF	0.70%

The Board concluded that the advisory fee and expense ratio of each Fund (giving effect to the Fund’s Expense Cap) were reasonable and appropriate in light of the services provided.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees also noted that the Excess Expense Agreement or Amended and Restated Excess Expense Agreement, as applicable, with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

121

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Form N-Qs (or any successor Form) will be available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-8	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

April 30, 2019

PCY	Invesco Emerging Markets Sovereign Debt ETF

PGHY	Invesco Global Short Term High Yield Bond ETF

PICB	Invesco International Corporate Bond ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco Emerging Markets Sovereign Debt ETF (PCY)

April 30, 2019

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2019 (Unaudited)
Trinidad and Tobago	2.6
Colombia	2.6
Mexico	2.6
Dominican Republic	2.6
Chile	2.6
Indonesia	2.6
Qatar	2.6
Romania	2.6
Saudi Arabia	2.5
Peru	2.5
Kazakhstan	2.5
Russia	2.5
United Arab Emirates	2.5
Bahrain	2.5
Paraguay	2.5
Poland	2.5
Sri Lanka	2.5
Philippines	2.5
Panama	2.5
Croatia	2.5
Pakistan	2.5
China	2.5
Hungary	2.5
Brazil	2.5
El Salvador	2.5
Oman	2.5
Egypt	2.5
Ecuador	2.5
Costa Rica	2.5
Jordan	2.5
Ukraine	2.5
Nigeria	2.5
Kenya	2.4
Angola	2.4
South Africa	2.4
Mongolia	2.4
Lebanon	2.4
Turkey	2.3
Argentina	2.1
Slovenia	1.3
Money Market Funds Plus Other Assets Less Liabilities	1.5

3

Schedule of Investments

Invesco Emerging Markets Sovereign Debt ETF (PCY)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.5%
	Angola—2.4%
$23,300,000	Angolan Government International Bond(a)	9.500%	11/12/2025	$26,194,909
25,390,000	Angolan Government International Bond(a)	8.250	05/09/2028	26,643,047
24,610,000	Angolan Government International Bond(a)	9.375	05/08/2048	26,496,209

				79,334,165

	Argentina—2.1%
29,140,000	Argentine Republic Government International Bond	7.500	04/22/2026	21,946,062
34,472,000	Argentine Republic Government International Bond	7.125	07/06/2036	23,759,309
32,102,000	Argentine Republic Government International Bond	7.625	04/22/2046	22,431,273

				68,136,644

	Bahrain—2.5%
25,485,000	Bahrain Government International Bond(a)	6.750	09/20/2029	27,093,741
29,300,000	Bahrain Government International Bond(a)	6.000	09/19/2044	27,542,791
25,432,000	Bahrain Government International Bond(a)	7.500	09/20/2047	27,215,800

				81,852,332

	Brazil—2.5%
21,226,000	Brazil Government International Bond	8.250	01/20/2034	27,063,150
26,820,000	Brazil Government International Bond	5.625	01/07/2041	26,853,525
27,480,000	Brazilian Government International Bond	5.625	02/21/2047	27,084,975

				81,001,650

	Chile—2.6%
27,427,000	Chile Government International Bond	3.125	01/21/2026	27,601,847
27,391,000	Chile Government International Bond	3.240	02/06/2028	27,610,402
27,752,000	Chile Government International Bond	3.860	06/21/2047	27,932,666

				83,144,915

	China—2.5%
52,100,000	China Government International Bond	3.500	10/19/2028	54,302,736
26,010,000	China Government International Bond	4.000	10/19/2048	26,779,272

				81,082,008

	Colombia—2.6%
20,857,000	Colombia Government International Bond	7.375	09/18/2037	27,244,456
23,821,000	Colombia Government International Bond	6.125	01/18/2041	28,079,004
25,098,000	Colombia Government International Bond	5.625	02/26/2044	28,219,564

				83,543,024

	Costa Rica—2.5%
31,323,000	Costa Rica Government International Bond(a)	5.625	04/30/2043	26,624,550
27,764,000	Costa Rica Government International Bond(a)	7.000	04/04/2044	26,757,555
27,320,000	Costa Rica Government International Bond(a)	7.158	03/12/2045	26,671,150

				80,053,255

	Croatia—2.5%
36,955,000	Croatia Government International Bond(a)	5.500	04/04/2023	40,073,817
36,751,000	Croatia Government International Bond(a)	6.000	01/26/2024	41,207,941

				81,281,758

	Dominican Republic—2.6%
23,930,000	Dominican Republic International Bond(a)	7.450	04/30/2044	27,160,550
25,964,000	Dominican Republic International Bond(a)	6.850	01/27/2045	27,911,300
27,045,000	Dominican Republic International Bond(a)	6.500	02/15/2048	28,187,922

				83,259,772

	Ecuador—2.5%
25,608,000	Ecuador Government International Bond(a)	9.650	12/13/2026	27,368,550
25,405,000	Ecuador Government International Bond(a)	9.625	06/02/2027	27,024,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Ecuador (continued)
$25,260,000	Ecuador Government International Bond(a)	8.875%	10/23/2027	$25,796,775

				80,189,894

	Egypt—2.5%
26,403,000	Egypt Government International Bond, GMTN(a)	8.500	01/31/2047	26,925,251
27,592,000	Egypt Government International Bond(a)	7.903	02/21/2048	26,741,891
25,930,000	Egypt Government International Bond(a)	8.700	03/01/2049	26,812,787

				80,479,929

	El Salvador—2.5%
24,450,000	El Salvador Government International Bond(a)	8.250	04/10/2032	26,497,687
25,920,000	El Salvador Government International Bond(a)	7.650	06/15/2035	26,924,400
26,442,000	El Salvador Government International Bond(a)	7.625	02/01/2041	27,202,208

				80,624,295

	Hungary—2.5%
24,301,500	Hungary Government International Bond	5.750	11/22/2023	26,982,806
24,334,000	Hungary Government International Bond	5.375	03/25/2024	26,813,342
18,103,000	Hungary Government International Bond	7.625	03/29/2041	27,277,148

				81,073,296

	Indonesia—2.6%
18,653,000	Indonesia Government International Bond(a)	8.500	10/12/2035	26,903,222
22,616,000	Indonesia Government International Bond(a)	6.625	02/17/2037	28,167,798
20,257,000	Indonesia Government International Bond(a)	7.750	01/17/2038	28,064,251

				83,135,271

	Jordan—2.5%
26,681,000	Jordan Government International Bond(a)	6.125	01/29/2026	26,871,502
27,504,000	Jordan Government International Bond(a)	5.750	01/31/2027	26,908,263
26,739,000	Jordan Government International Bond(a)	7.375	10/10/2047	26,119,645

				79,899,410

	Kazakhstan—2.5%
24,894,000	Kazakhstan Government International Bond, EMTN(a)	5.125	07/21/2025	27,504,982
25,285,000	Kazakhstan Government International Bond(a)	4.875	10/14/2044	27,208,683
21,188,000	Kazakhstan Government International Bond, EMTN(a)	6.500	07/21/2045	27,555,630

				82,269,295

	Kenya—2.4%
25,840,000	Kenya Government International Bond(a)	6.875	06/24/2024	26,436,904
26,700,000	Kenya Government International Bond(a)	7.250	02/28/2028	26,570,638
26,600,000	Kenya Government International Bond(a)	8.250	02/28/2048	26,347,433

				79,354,975

	Lebanon—2.4%
29,324,000	Lebanon Government International Bond	6.650	04/22/2024	25,218,640
31,640,000	Lebanon Government International Bond	6.750	11/29/2027	25,854,942
33,282,000	Lebanon Government International Bond, EMTN	6.650	02/26/2030	26,500,793

				77,574,375

	Mexico—2.6%
24,225,000	Mexico Government International Bond, GMTN	6.050	01/11/2040	27,828,469
28,809,750	Mexico Government International Bond	4.600	01/23/2046	27,830,218
26,950,000	Mexico Government International Bond, GMTN	5.750	10/12/2110	27,758,500

				83,417,187

	Mongolia—2.4%
26,500,000	Mongolia Government International Bond, EMTN(a)	5.125	12/05/2022	26,098,366
26,220,000	Mongolia Government International Bond(a)	5.625	05/01/2023	25,952,739
23,200,000	Mongolia Government International Bond, EMTN(a)	8.750	03/09/2024	25,710,472

				77,761,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Nigeria—2.5%
$27,520,000	Nigeria Government International Bond(a)	7.696%	02/23/2038	$27,227,187
27,290,000	Nigeria Government International Bond (a)	7.625	11/28/2047	26,222,552
23,980,000	Nigeria Government International Bond(a)	9.248	01/21/2049	26,167,216

				79,616,955

	Oman—2.5%
28,632,000	Oman Government International Bond(a)	5.625	01/17/2028	27,293,826
29,425,000	Oman Government International Bond(a)	6.500	03/08/2047	26,389,547
29,566,000	Oman Government International Bond(a)	6.750	01/17/2048	26,889,390

				80,572,763

	Pakistan—2.5%
24,406,000	Pakistan Government International Bond(a)	8.250	04/15/2024	26,450,003
24,994,000	Pakistan Government International Bond(a)	8.250	09/30/2025	27,154,181
27,744,000	Pakistan Government International Bond(a)	6.875	12/05/2027	27,626,698

				81,230,882

	Panama—2.5%
22,318,500	Panama Government International Bond	7.125	01/29/2026	27,301,105
19,309,500	Panama Government International Bond	8.875	09/30/2027	26,816,068
26,297,000	Panama Government International Bond	3.875	03/17/2028	27,280,114

				81,397,287

	Paraguay—2.5%
25,301,000	Paraguay Government International Bond(a)	5.000	04/15/2026	26,819,060
24,475,000	Paraguay Government International Bond(a)	6.100	08/11/2044	27,687,344
25,490,000	Paraguay Government International Bond(a)	5.600	03/13/2048	27,338,025

				81,844,429

	Peru—2.5%
25,438,000	Peruvian Government International Bond	4.125	08/25/2027	27,473,040
17,506,500	Peruvian Government International Bond	8.750	11/21/2033	27,178,841
21,899,000	Peruvian Government International Bond	5.625	11/18/2050	28,030,720

				82,682,601

	Philippines—2.5%
17,767,000	Philippine Government International Bond	9.500	02/02/2030	27,369,246
19,640,000	Philippine Government International Bond	7.750	01/14/2031	27,655,673
20,158,000	Philippine Government International Bond	6.375	10/23/2034	26,694,917

				81,719,836

	Poland—2.5%
26,709,000	Republic of Poland Government International Bond	3.000	03/17/2023	26,990,246
26,123,000	Republic of Poland Government International Bond	4.000	01/22/2024	27,482,702
26,712,000	Republic of Poland Government International Bond	3.250	04/06/2026	27,299,771

				81,772,719

	Qatar—2.6%
21,283,000	Qatar Government International Bond(a)	6.400	01/20/2040	27,801,344
22,874,000	Qatar Government International Bond(a)	5.750	01/20/2042	27,913,028
24,200,000	Qatar Government International Bond(a)	5.103	04/23/2048	27,064,530

				82,778,902

	Romania—2.6%
25,791,000	Romanian Government International Bond, EMTN(a)	4.875	01/22/2024	27,511,543
23,952,000	Romanian Government International Bond, EMTN(a)	6.125	01/22/2044	27,807,074
27,070,000	Romanian Government International Bond(a)	5.125	06/15/2048	27,414,466

				82,733,083

	Russia—2.5%
24,600,000	Russian Foreign Bond—Eurobond(a)	5.625	04/04/2042	27,329,370
23,600,000	Russian Foreign Bond—Eurobond(a)	5.875	09/16/2043	27,004,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Emerging Markets Sovereign Debt ETF (PCY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Russia (continued)
$26,800,000	Russian Foreign Bond—Eurobond(a)	5.250%	06/23/2047	$27,791,868

				82,126,104

	Saudi Arabia—2.5%
27,867,000	Saudi Government International Bond, EMTN(a)	4.500	10/26/2046	27,562,637
27,295,000	Saudi Government International Bond, EMTN(a)	4.625	10/04/2047	27,497,802
26,113,000	Saudi Government International Bond, EMTN(a)	5.000	04/17/2049	27,669,961

				82,730,400

	Slovenia—1.3%
37,139,000	Slovenia Government International Bond(a)	5.250	02/18/2024	41,303,767

	South Africa—2.4%
25,485,000	Republic of South Africa Government International Bond	6.250	03/08/2041	26,318,895
28,860,000	Republic of South Africa Government International Bond	5.375	07/24/2044	26,619,079
26,149,000	Republic of South Africa Government International Bond	6.300	06/22/2048	26,263,663

				79,201,637

	Sri Lanka—2.5%
28,061,000	Sri Lanka Government International Bond(a)	6.125	06/03/2025	27,235,417
27,100,000	Sri Lanka Government International Bond(a)	6.850	11/03/2025	27,120,948
27,665,000	Sri Lanka Government International Bond(a)	6.825	07/18/2026	27,408,435

				81,764,800

	Trinidad and Tobago—2.6%
33,005,000	Trinidad & Tobago Government International Bond(a)	4.375	01/16/2024	33,582,587
50,101,000	Trinidad & Tobago Government International Bond(a)	4.500	08/04/2026	49,975,748

				83,558,335

	Turkey—2.3%
25,226,000	Turkey Government International Bond	8.000	02/14/2034	25,362,220
27,274,000	Turkey Government International Bond	6.875	03/17/2036	24,482,370
26,387,000	Turkey Government International Bond	7.250	03/05/2038	24,457,583

				74,302,173

	Ukraine—2.5%
28,575,000	Ukraine Government International Bond(a)	7.750	09/01/2025	26,991,059
28,023,000	Ukraine Government International Bond(a)	7.750	09/01/2026	26,160,171
28,663,000	Ukraine Government International Bond(a)	7.750	09/01/2027	26,493,354

				79,644,584

	United Arab Emirates—2.5%
27,370,000	Abu Dhabi Government International Bond(a)	3.125	10/11/2027	27,253,951
26,470,000	Abu Dhabi Government International Bond(a)	4.125	10/11/2047	27,014,012
26,171,000	Emirate of Dubai Government International Bonds, EMTN	5.250	01/30/2043	27,802,657

				82,070,620

	Total Sovereign Debt Obligations (Cost $3,244,318,488)			3,191,520,904

Number of Shares
	Money Market Funds—0.3%
9,469,957	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(b) (Cost $9,469,957)			9,469,957

	Total Investments in Securities (Cost $3,253,788,445)—98.8%			3,200,990,861

	Other assets less liabilities—1.2%			39,016,963

	Net Assets—100.0%			$3,240,007,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Emerging Markets Sovereign Debt ETF (PCY) (continued)

April 30, 2019

(Unaudited)

Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $2,043,668,895, which represented 63.08% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Short Term High Yield Bond ETF (PGHY)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019 (Unaudited)
Financials	28.7
Consumer, Cyclical	13.0
Government	11.1
Consumer, Non-cyclical	9.2
Communications	8.4
Energy	8.2
Industrial	7.6
Basic Materials	6.9
Sector Types Each Less Than 3%	4.4
Money Market Funds Plus Other Assets Less Liabilities	2.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—86.3%
	Argentina—1.0%
$500,000	Banco Hipotecario SA(a)	9.750%	11/30/2020	$481,250
525,000	Cia General de Combustibles SA(a)	9.500	11/07/2021	455,175
500,000	Genneia SA(a)	8.750	01/20/2022	398,500
476,000	Telecom Argentina SA(a)	6.500	06/15/2021	452,543
500,000	YPF SA(a)	8.500	03/23/2021	490,225

				2,277,693

	Australia—0.2%
669	Emeco Pty Ltd., Series B	9.250	03/31/2022	717
500,000	Virgin Australia Holdings Ltd.(a)	8.500	11/15/2019	511,500

				512,217

	Bahrain—0.6%
600,000	Batelco International Finance No.1 Ltd., EMTN	4.250	05/01/2020	598,357
600,000	BBK BSC	3.500	03/24/2020	593,580

				1,191,937

	Bermuda—0.2%
500,000	Teekay Corp.	8.500	01/15/2020	518,625

	Brazil—6.3%
600,000	B3 SA—Brasil Bolsa Balcao(a)	5.500	07/16/2020	618,300
700,000	Banco Bradesco SA(a)	6.750	09/29/2019	708,428
500,000	Banco Bradesco SA(a)	5.900	01/16/2021	516,817
700,000	Banco BTG Pactual SA(a)	4.000	01/16/2020	702,625
500,000	Banco do Brasil SA(a)	6.000	01/22/2020	512,120
400,000	Banco do Brasil SA(a)	5.375	01/15/2021	410,344
500,000	Banco do Estado do Rio Grande do Sul SA(a)	7.375	02/02/2022	527,875
400,000	Banco do Nordeste do Brasil SA(a)	4.375	05/03/2019	400,204
670,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.500	06/10/2019	672,094
500,000	Banco Nacional de Desenvolvimento Economico e Social(a)	5.500	07/12/2020	516,495
400,000	Banco Pan SA(a)	8.500	04/23/2020	412,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Brazil (continued)
$500,000	Banco Safra SA(a)	6.750%	01/27/2021	$523,738
475,000	Banco Votorantim SA(a)	7.375	01/21/2020	488,419
500,000	Caixa Economica Federal(a)	4.250	05/13/2019	500,375
500,000	Centrais Eletricas Brasileiras SA(a)	6.875	07/30/2019	504,375
500,000	Centrais Eletricas Brasileiras SA(a)	5.750	10/27/2021	518,813
475,000	CSN Islands XI Corp.(a)	6.875	09/21/2019	483,312
500,000	CSN Resources SA(a)	6.500	07/21/2020	510,000
500,000	Eldorado Intl. Finance GmbH(a)	8.625	06/16/2021	525,755
500,000	Itau Unibanco Holding SA, EMTN(a)	6.200	04/15/2020	511,810
500,000	Itau Unibanco Holding SA, EMTN(a)	5.750	01/22/2021	516,250
500,000	Itau Unibanco Holding SA/Cayman Island, EMTN(a)	6.200	12/21/2021	529,047
700,000	Marfrig Holdings Europe BV(a)	6.875	06/24/2019	703,500
500,000	Petrobras Global Finance BV(b)	5.375	01/27/2021	517,550
500,000	Petrobras Global Finance BV(b)	8.375	05/23/2021	551,125
500,000	Petrobras Global Finance BV(b)	6.125	01/17/2022	532,135

				13,914,478

	Canada—1.7%
500,000	1011778 BC ULC/New Red Finance, Inc.(a)	4.625	01/15/2022	502,813
500,000	Air Canada(a)	7.750	04/15/2021	536,250
500,000	Athabasca Oil Corp.(a)	9.875	02/24/2022	489,220
150,000	Baytex Energy Corp.(a)	5.125	06/01/2021	150,750
500,000	Bombardier, Inc.(a)	8.750	12/01/2021	555,000
600,000	Canbriam Energy, Inc.(a)	9.750	11/15/2019	477,000
500,000	Eldorado Gold Corp.(a)	6.125	12/15/2020	498,750
485,000	NCSG Crane & Heavy Haul Services, Inc.(a)	9.500	08/15/2019	55,775
500,000	Tervita Escrow Corp(a)	7.625	12/01/2021	508,750

				3,774,308

	Chile—0.2%
400,000	Latam Airlines Group SA(a)	7.250	06/09/2020	417,800

	China—9.9%
500,000	CFLD Cayman Investment Ltd.	6.500	12/21/2020	501,219
500,000	CFLD Cayman Investment Ltd.	9.000	07/31/2021	518,710
600,000	China South City Holdings Ltd.	5.750	03/09/2020	576,600
600,000	China South City Holdings Ltd.	6.750	09/13/2021	525,217
500,000	Dr Peng Holding Hongkong Ltd.	5.050	06/01/2020	418,997
500,000	Easy Tactic Ltd.	8.750	01/10/2021	519,243
500,000	Easy Tactic Ltd.	7.000	04/25/2021	506,743
500,000	Easy Tactic Ltd.	5.750	01/13/2022	488,916
400,000	Fortune Star BVI Ltd.	5.375	12/05/2020	403,483
500,000	Full Dragon Hong Kong International Development Ltd.	5.600	02/14/2021	496,197
600,000	Greenland Global Investment Ltd.	4.375	07/03/2019	598,500
600,000	Greenland Global Investment Ltd., EMTN	3.500	09/06/2019	596,294
700,000	Greenland Global Investment Ltd., EMTN	4.850	08/17/2020	694,379
500,000	Greenland Global Investment Ltd., EMTN	5.250	02/12/2021	495,266
900,000	Hanrui Overseas Investment Co. Ltd.	4.900	06/28/2019	892,078
400,000	Huachen Energy Co. Ltd.	6.625	05/18/2020	272,000
500,000	Huai An Traffic Holding Co. Ltd.	4.950	10/25/2019	497,813
600,000	Huayi Finance I Ltd.	4.000	12/02/2019	594,043
500,000	Jiangsu Nantong Sanjian International Co. Ltd.	7.800	10/26/2020	376,221
500,000	Jiuding Group Finance Co. Ltd.	6.500	07/25/2020	432,491
500,000	New Metro Global Ltd.	6.500	04/23/2021	503,641
600,000	Oceanwide Holdings International 2017 Co. Ltd.	8.500	05/28/2019	597,296
700,000	Oceanwide Holdings International 2017 Co. Ltd.	7.750	07/27/2020	622,907
250,000	Oriental Capital Co. Ltd.	5.150	11/22/2019	242,500
600,000	Prime Bloom Holdings Ltd.	7.500	12/19/2019	598,500
800,000	Qinghai Provincial Investment Group Co. Ltd.	7.250	02/22/2020	730,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	China (continued)
$500,000	Qinghai Provincial Investment Group Co. Ltd.	6.400%	07/10/2021	$422,437
600,000	Rock International Investment, Inc.	6.625	03/27/2020	485,399
400,000	Scenery Journey Ltd.	11.000	11/06/2020	416,712
400,000	Shandong Energy Australia Pty Ltd.	4.550	07/26/2020	398,990
500,000	Shanxi Road & Bridge Construction Group Co. Ltd.	4.850	11/04/2019	494,500
900,000	Tahoe Group Global Co. Ltd.	7.875	01/17/2021	759,766
400,000	Top Wise Excellence Enterprise Co. Ltd.(c)	6.000	03/16/2020	125,000
600,000	Tunghsu Venus Holdings Ltd.	7.000	06/12/2020	420,368
640,000	West China Cement Ltd.	6.500	09/11/2019	641,680
500,000	Xiangyu Investment BVI Co Ltd.	4.750	07/14/2019	495,625
600,000	Xin Jiang Guang Hui Industry Investment Group Co. Ltd.	7.875	03/30/2020	587,099
500,000	Xinhu BVI Holding Co. Ltd.	6.000	03/01/2020	485,500
400,000	Xuzhou Economic Technology Development Zone International Investment Co. Ltd.	4.500	06/16/2019	399,674
600,000	Yango Justice International Ltd.	7.500	11/16/2020	587,663
500,000	Yihua Overseas Investment Ltd.	8.500	10/23/2020	418,750
600,000	Zhongrong International Bond 2016 Ltd.	6.950	06/21/2019	596,232
600,000	Zhongrong International Resources Co. Ltd.	7.250	10/26/2020	420,250

				21,854,899

	Colombia—0.4%
400,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.(a)	8.375	05/10/2020	397,100
500,000	Bancolombia SA	6.125	07/26/2020	516,875

				913,975

	Costa Rica—0.2%
500,000	Banco Nacional de Costa Rica(a)	5.875	04/25/2021	505,625

	El Salvador—0.2%
500,000	Agricola Senior Trust(a)	6.750	06/18/2020	514,375

	Finland—0.2%
500,000	Nokia OYJ	5.375	05/15/2019	500,312

	Georgia—0.2%
500,000	Georgian Oil and Gas Corp JSC(a)	6.750	04/26/2021	518,119

	India—2.3%
400,000	ABJA Investment Co. Pte Ltd.	4.850	01/31/2020	402,750
500,000	IDBI Bank Ltd./GIFT-IFC, EMTN	5.000	09/25/2019	502,580
400,000	IDBI Bank Ltd./GIFT-IFC, EMTN	4.125	04/23/2020	400,626
500,000	IDBI Bank Ltd./GIFT-IFC, GMTN	4.250	11/30/2020	500,954
500,000	JSW Steel Ltd.	4.750	11/12/2019	501,000
500,000	Jubilant Pharma Ltd.	4.875	10/06/2021	499,672
500,000	Lodha Developers International Ltd.	12.000	03/13/2020	487,500
400,000	Reliance Communications Ltd.	6.500	11/06/2020	93,544
500,000	Syndicate Bank/London, EMTN	3.875	12/04/2019	500,755
500,000	Tata Motors Ltd.	4.625	04/30/2020	502,653
600,000	Union Bank of India, EMTN	4.500	10/28/2019	602,541

				4,994,575

	Indonesia—0.7%
500,000	Bukit Makmur Mandiri Utama PT(a)	7.750	02/13/2022	523,533
500,000	Global Prime Capital Pte Ltd.	7.250	04/26/2021	514,550
500,000	TBG Global Pte Ltd.	5.250	02/10/2022	504,701

				1,542,784

	Israel—1.2%
550,000	Teva Pharmaceutical Finance Co. BV, Series 2	3.650	11/10/2021	540,619
550,000	Teva Pharmaceutical Finance IV BV	3.650	11/10/2021	540,619
600,000	Teva Pharmaceutical Finance IV LLC	2.250	03/18/2020	591,232
500,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	07/19/2019	498,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Israel (continued)
$550,000	Teva Pharmaceutical Finance Netherlands III BV	2.200%	07/21/2021	$528,638

				2,699,993

	Italy—0.3%
530,000	Telecom Italia Capital SA	7.175	06/18/2019	533,445

	Jordan—0.2%
500,000	Hikma Pharmaceuticals PLC	4.250	04/10/2020	501,970

	Kazakhstan—0.3%
500,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	01/28/2021	526,259

	Kuwait—0.4%
800,000	Kuwait Energy PLC	9.500	08/04/2019	794,720

	Macau—0.6%
800,000	Studio City Co. Ltd.(a)	5.875	11/30/2019	808,000
450,000	Studio City Co. Ltd.(a)	7.250	11/30/2021	465,750

				1,273,750

	Mexico—0.5%
500,000	BBVA Bancomer SA(a)	7.250	04/22/2020	516,360
700,000	Grupo Idesa SA de CV(a)	7.875	12/18/2020	528,500

				1,044,860

	Mongolia—0.3%
600,000	Trade & Development Bank of Mongolia LLC, EMTN(a)	9.375	05/19/2020	624,250

	Netherlands—0.2%
500,000	Samvardhana Motherson Automotive Systems Group BV	4.875	12/16/2021	501,832

	Nigeria—0.4%
200,000	Access Bank PLC(a)	10.500	10/19/2021	218,706
500,000	IHS Netherlands Holdco BV(a)	9.500	10/27/2021	520,021

				738,727

	Peru—0.2%
500,000	Volcan Cia Minera SAA(a)	5.375	02/02/2022	517,500

	Russia—4.5%
400,000	Alfa Bank AO Via Alfa Bond Issuance PLC(a)	7.500	09/26/2019	406,993
500,000	ALFA Bank AO Via ALFA Bond Issuance PLC(a)	7.750	04/28/2021	536,125
700,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC	4.500	11/11/2019	702,625
800,000	Bank Otkritie Financial Corp. OJSC Via OFCB Capital PLC	10.000	12/17/2019	0
500,000	Credit Bank of Moscow Via CBOM Finance PLC(a)	5.875	11/07/2021	496,438
200,000	Credit Europe Bank Ltd. Via CEB Capital SA	8.500	11/15/2019	198,942
500,000	Evraz PLC	8.250	01/28/2021	536,250
500,000	Evraz PLC	6.750	01/31/2022	534,020
500,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	7.250	05/03/2019	500,000
400,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.960	09/05/2019	401,768
200,000	GTLK Europe DAC	5.950	07/19/2021	205,276
400,000	Metalloinvest Finance DAC(a)	5.625	04/17/2020	407,958
500,000	Mobile Telesystems OJSC Via MTS International Funding Ltd.(a)	8.625	06/22/2020	528,692
500,000	O1 Properties Finance PLC(a)	8.250	09/27/2021	367,650
500,000	Polyus Finance PLC(a)	5.625	04/29/2020	508,321
200,000	Promsvyazbank OJSC Via PSB Finance SA, EMTN(a)(c)	10.200	11/06/2019	31,000
500,000	Rusal Capital DAC(a)	5.125	02/02/2022	497,030
600,000	Sberbank of Russia Via SB Capital SA	5.180	06/28/2019	602,742
500,000	Sberbank of Russia Via SB Capital SA(a)	6.125	02/07/2022	529,905
200,000	Sberbank of Russia Via SB Capital SA, Series 7	5.717	06/16/2021	207,853
600,000	TMK OAO Via TMK Capital SA(a)	6.750	04/03/2020	614,745
500,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	7.748	02/02/2021	541,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Russia (continued)
$500,000	VTB Bank OJSC Via VTB Capital SA(a)	6.551%	10/13/2020	$519,100

				9,875,134

	Saudi Arabia—0.2%
400,000	Dar Al-Arkan Sukuk Co. Ltd.	6.500	05/28/2019	401,312

	Singapore—0.5%
500,000	Avation Capital SA(a)	6.500	05/15/2021	502,500
500,000	Yanlord Land HK Co. Ltd.	5.875	01/23/2022	506,660

				1,009,160

	South Africa—1.2%
600,000	AngloGold Ashanti Holdings PLC	5.375	04/15/2020	610,743
500,000	Eskom Holdings SOC Ltd.(a)	5.750	01/26/2021	496,788
500,000	FirstRand Bank Ltd., EMTN	4.250	04/30/2020	503,156
400,000	Gold Fields Orogen Holdings BVI Ltd.(a)	4.875	10/07/2020	406,080
500,000	MTN Mauritius Investments Ltd.(a)	5.373	02/13/2022	507,085

				2,523,852

	Spain—0.2%
500,000	Codere Finance 2 Luxembourg SA(a)	7.625	11/01/2021	466,817

	Sri Lanka—0.3%
600,000	National Savings Bank(a)	5.150	09/10/2019	601,500

	Trinidad and Tobago—0.2%
500,000	Petroleum Co. of Trinidad & Tobago Ltd.(a)	9.750	08/14/2019	492,000

	Turkey—5.4%
500,000	Akbank T.A.S., EMTN(a)	4.000	01/24/2020	491,887
500,000	Albaraka Turk Katilim Bankasi AS	6.250	06/30/2019	501,100
500,000	Global Liman Isletmeleri(a)	8.125	11/14/2021	484,545
200,000	KOC Holding AS(a)	3.500	04/24/2020	196,817
500,000	Mersin Uluslararasi Liman Isletmeciligi AS(a)	5.875	08/12/2020	499,775
500,000	TC Ziraat Bankasi AS(a)	4.250	07/03/2019	499,279
500,000	TC Ziraat Bankasi AS, EMTN(a)	4.750	04/29/2021	471,453
500,000	Turk Telekomunikasyon AS(a)	3.750	06/19/2019	498,800
600,000	Turkiye Garanti Bankasi AS, EMTN(a)	4.750	10/17/2019	598,512
500,000	Turkiye Garanti Bankasi AS(a)	6.250	04/20/2021	493,250
500,000	Turkiye Halk Bankasi AS(a)	4.750	06/04/2019	498,504
700,000	Turkiye Halk Bankasi AS(a)	3.875	02/05/2020	667,626
700,000	Turkiye Halk Bankasi AS(a)	4.750	02/11/2021	630,937
200,000	Turkiye Halk Bankasi AS(a)	5.000	07/13/2021	178,874
600,000	Turkiye Is Bankasi AS(a)	5.000	04/30/2020	589,888
200,000	Turkiye Is Bankasi AS, EMTN(a)	5.000	06/25/2021	187,703
200,000	Turkiye Is Bankasi AS, EMTN(a)	5.375	10/06/2021	187,965
800,000	Turkiye Sinai Kalkinma Bankasi AS	5.375	10/30/2019	797,605
500,000	Turkiye Sinai Kalkinma Bankasi AS	4.875	05/18/2021	470,093
400,000	Turkiye Sinai Kalkinma Bankasi AS, Series 1	5.125	04/22/2020	389,964
500,000	Turkiye Vakiflar Bankasi TAO, GMTN(a)	5.500	10/27/2021	471,147
600,000	Yapi ve Kredi Bankasi AS(a)	5.125	10/22/2019	598,212
600,000	Yapi ve Kredi Bankasi AS(a)	4.000	01/22/2020	589,200
500,000	Yapi ve Kredi Bankasi AS, GMTN(a)	5.750	02/24/2022	472,362
600,000	Yasar Holding AS(a)	8.875	05/06/2020	390,258

				11,855,756

	Ukraine—0.2%
500,000	Kernel Holding SA(a)	8.750	01/31/2022	513,123

	United Arab Emirates—0.7%
550,000	DAE Funding LLC(a)	4.000	08/01/2020	553,437
500,000	DAE Funding LLC(a)	5.250	11/15/2021	516,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United Arab Emirates (continued)
$650,000	EA Partners I BV	6.875%	09/28/2020	$380,921
200,000	EA Partners II BV(c)(e)	6.750	06/01/2021	98,380

				1,548,988

	United Kingdom—1.0%
500,000	Fiat Chrysler Automobiles N.V.	4.500	04/15/2020	505,625
700,000	Jaguar Land Rover Automotive PLC(a)	4.250	11/15/2019	701,750
510,000	Jaguar Land Rover Automotive PLC(a)	3.500	03/15/2020	506,991
500,000	Virgin Media Secured Finance PLC	5.250	01/15/2021	516,875

				2,231,241

	United States—42.9%
407,000	ADT Security Corp. (The)	5.250	03/15/2020	413,105
419,000	ADT Security Corp. (The)	6.250	10/15/2021	442,443
425,000	AES Corp. (The)	4.000	03/15/2021	430,312
450,000	AK Steel Corp.(b)	7.625	10/01/2021	450,000
400,000	Allegheny Technologies, Inc.	5.950	01/15/2021	410,000
500,000	Ally Financial, Inc.	3.750	11/18/2019	501,875
500,000	Ally Financial, Inc.	8.000	03/15/2020	521,875
500,000	Ally Financial, Inc.	4.125	03/30/2020	503,750
500,000	Ally Financial, Inc.	7.500	09/15/2020	527,500
600,000	Ally Financial, Inc.	4.250	04/15/2021	609,750
400,000	Ally Financial, Inc.	4.125	02/13/2022	405,500
400,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	404,000
400,000	American Airlines Group, Inc.(a)	4.625	03/01/2020	403,904
351,000	Anixter, Inc.	5.125	10/01/2021	363,724
400,000	Antero Resources Corp.	5.375	11/01/2021	404,500
400,000	APX Group, Inc.	8.750	12/01/2020	396,000
413,000	Arconic, Inc.	6.150	08/15/2020	427,007
526,000	Arconic, Inc.	5.400	04/15/2021	542,324
400,000	Arconic, Inc.	5.870	02/23/2022	419,761
400,000	Artesyn Embedded Technologies, Inc.(a)	9.750	10/15/2020	384,000
400,000	B&G Foods, Inc.	4.625	06/01/2021	401,500
487,000	Ball Corp.	4.375	12/15/2020	496,131
500,000	Blackstone CQP Holdco LP(a)	6.500	03/20/2021	502,500
150,000	Blackstone CQP Holdco LP(a)	6.000	08/18/2021	150,000
507,000	Cablevision Systems Corp.	8.000	04/15/2020	529,450
350,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.(b)	6.500	04/15/2021	339,500
400,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.(b)	7.625	01/15/2022	373,000
200,000	Carpenter Technology Corp.(b)	5.200	07/15/2021	204,864
500,000	CEC Entertainment, Inc.	8.000	02/15/2022	505,000
500,000	Centene Corp.	5.625	02/15/2021	508,750
462,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	466,620
400,000	CenturyLink, Inc., Series S	6.450	06/15/2021	418,000
500,000	CenturyLink, Inc., Series V	5.625	04/01/2020	510,625
600,000	Cenveo Corp.(a)(c)(e)	6.000	08/01/2019	169,368
483,000	CF Industries, Inc.	7.125	05/01/2020	502,471
500,000	Chesapeake Energy Corp.	6.625	08/15/2020	517,000
449,000	Chesapeake Energy Corp.	6.125	02/15/2021	462,470
66,000	Chesapeake Energy Corp.	5.375	06/15/2021	65,670
400,000	CHS/Community Health Systems, Inc.(b)	5.125	08/01/2021	396,000
600,000	CHS/Community Health Systems, Inc.(b)	6.875	02/01/2022	395,625
500,000	CIT Group, Inc.	4.125	03/09/2021	508,125
400,000	Clear Channel International BV(a)	8.750	12/15/2020	411,000
500,000	CNG Holdings, Inc.(a)	9.375	05/15/2020	495,000
500,000	CNO Financial Group, Inc.	4.500	05/30/2020	507,500
400,000	CommScope, Inc.(a)	5.000	06/15/2021	401,500
328,000	CoreCivic, Inc.—REIT	4.125	04/01/2020	330,562
400,000	Credit Acceptance Corp.	6.125	02/15/2021	401,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$450,000	CSC Holdings LLC	6.750%	11/15/2021	$482,625
400,000	CSC Holdings LLC(a)	5.125	12/15/2021	402,000
512,000	CTP Transportation Products LLC/CTP Finance, Inc.(a)	8.250	12/15/2019	503,040
100,000	DBP Holding Corp.(a)(c)(e)	7.750	10/15/2020	40,375
450,000	DCP Midstream Operating LP(a)	5.350	03/15/2020	458,456
350,000	Dell International LLC/EMC Corp.(a)	5.875	06/15/2021	356,551
500,000	Dell, Inc.	5.875	06/15/2019	501,875
600,000	Dell, Inc.	4.625	04/01/2021	611,625
500,000	Delta Air Lines, Inc.	3.400	04/19/2021	502,841
500,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	510,000
450,000	DISH DBS Corp.	7.875	09/01/2019	456,750
425,000	DISH DBS Corp.	5.125	05/01/2020	428,719
400,000	DISH DBS Corp.	6.750	06/01/2021	413,475
400,000	DPL, Inc.	7.250	10/15/2021	431,500
300,000	DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.(a)	8.000	06/01/2021	306,000
500,000	Edgewell Personal Care Co.	4.700	05/19/2021	511,875
350,000	EMC Corp.	2.650	06/01/2020	348,222
425,000	Energen Corp.	4.625	09/01/2021	431,851
125,000	Enviva Partners LP/Enviva Partners Finance Corp.	8.500	11/01/2021	130,469
400,000	Equinix, Inc.—REIT	5.375	01/01/2022	411,000
500,000	Ferrellgas LP/Ferrellgas Finance Corp.(b)	6.500	05/01/2021	448,750
400,000	Ferrellgas LP/Ferrellgas Finance Corp.(b)	6.750	01/15/2022	356,000
500,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	501,250
425,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	401,625
450,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	456,187
325,000	GameStop Corp.(a)	6.750	03/15/2021	325,000
150,000	GCI LLC	6.750	06/01/2021	150,469
500,000	Genworth Holdings, Inc.(b)	7.700	06/15/2020	502,500
511,000	Genworth Holdings, Inc.	7.200	02/15/2021	502,057
450,000	Genworth Holdings, Inc.(b)	7.625	09/24/2021	441,000
400,000	GEO Group, Inc. (The)—REIT	5.875	01/15/2022	396,000
98,659	Goodman Networks, Inc.(f)	8.000	05/11/2022	47,726
481,000	Goodyear Tire & Rubber Co. (The)	8.750	08/15/2020	516,474
500,000	Graphic Packaging International LLC	4.750	04/15/2021	514,500
800,000	Guitar Center Escrow Issuer, Inc.(a)	9.500	10/15/2021	781,000
432,546	Guitar Center, Inc., 8.000% PIK Rate, 5.000% Cash Rate(a)(g)	13.000	04/15/2022	356,850
400,000	Harland Clarke Holdings Corp.(a)	6.875	03/01/2020	395,000
500,000	Harland Clarke Holdings Corp.(a)	9.250	03/01/2021	513,750
400,000	HC2 Holdings, Inc.(a)	11.500	12/01/2021	348,500
463,000	HCA Healthcare, Inc.	6.250	02/15/2021	486,729
500,000	HCA, Inc.	4.250	10/15/2019	503,315
500,000	HCA, Inc.	6.500	02/15/2020	513,289
400,000	HCA, Inc.	7.500	02/15/2022	441,000
500,000	Hecla Mining Co.	6.875	05/01/2021	501,250
500,000	Hertz Corp. (The)	5.875	10/15/2020	500,625
500,000	Hertz Corp. (The)	7.375	01/15/2021	499,375
500,000	Hexion, Inc.(b)	6.625	04/15/2020	398,750
495,000	Hexion, Inc.	10.000	04/15/2020	397,237
778,000	Hexion, Inc./Hexion Nova Scotia Finance ULC	9.000	11/15/2020	155,600
694,000	Hornbeck Offshore Services, Inc.	5.875	04/01/2020	466,715
700,000	Hornbeck Offshore Services, Inc.	5.000	03/01/2021	442,750
500,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	502,637
700,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	749,000
500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	504,375
400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	405,500
400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.250	02/01/2022	413,112
500,000	International Game Technology PLC(a)	6.250	02/15/2022	523,750
600,000	INVISTA Finance LLC(a)	4.250	10/15/2019	604,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$420,550	iStar, Inc.—REIT	4.625%	09/15/2020	$425,807
100,000	iStar, Inc.—REIT	6.500	07/01/2021	102,250
400,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	6.750	11/15/2021	413,500
150,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	150,750
500,000	Jurassic Holdings III, Inc.(a)	6.875	02/15/2021	500,000
425,000	KB Home	8.000	03/15/2020	443,062
400,000	KB Home	7.000	12/15/2021	429,500
438,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	447,746
500,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	12.500	11/01/2021	542,450
400,000	L Brands, Inc.	7.000	05/01/2020	416,000
477,000	L Brands, Inc.	6.625	04/01/2021	502,639
400,000	L Brands, Inc.	5.625	02/15/2022	416,500
215,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.875	08/01/2021	219,838
400,000	Laredo Petroleum, Inc.(b)	5.625	01/15/2022	379,000
498,000	Leidos Holdings, Inc.	4.450	12/01/2020	505,509
500,000	Lennar Corp.	4.500	06/15/2019	500,625
470,000	Lennar Corp.	4.500	11/15/2019	472,056
500,000	Lennar Corp.	6.625	05/01/2020	516,875
400,000	Lennar Corp.	2.950	11/29/2020	397,000
500,000	Lennar Corp.	8.375	01/15/2021	544,950
500,000	Lennar Corp.	4.750	04/01/2021	510,280
400,000	Lennar Corp.	6.250	12/15/2021	422,500
400,000	Lennar Corp.	4.125	01/15/2022	405,000
400,000	M/I Homes, Inc.	6.750	01/15/2021	407,500
510,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)	4.875	04/15/2020	510,000
400,000	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.250	02/15/2021	394,000
400,000	Mattel, Inc.	4.350	10/01/2020	404,000
400,000	Mattel, Inc.	2.350	08/15/2021	385,000
567,000	MDC Holdings, Inc.	5.625	02/01/2020	576,922
397,000	Meritage Homes Corp.	7.150	04/15/2020	410,399
484,000	MGM Resorts International	5.250	03/31/2020	491,260
307,000	MGM Resorts International	6.750	10/01/2020	322,350
400,000	MGM Resorts International	6.625	12/15/2021	430,380
400,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	401,300
290,000	Midcontinent Express Pipeline LLC(a)	6.700	09/15/2019	293,988
150,000	Momentive Performance Materials, Inc.	3.880	10/24/2021	166,687
609,000	Monitronics International, Inc.	9.125	04/01/2020	27,405
150,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	07/01/2021	150,563
376,000	Navient Corp., MTN	4.875	06/17/2019	376,733
500,000	Navient Corp., MTN	8.000	03/25/2020	519,375
458,000	Navient Corp.	5.000	10/26/2020	465,443
500,000	Navient Corp.	5.875	03/25/2021	518,750
410,000	Navient Corp.	6.625	07/26/2021	430,500
400,000	Navient Corp., MTN	7.250	01/25/2022	430,000
650,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.(a)	8.125	11/15/2021	542,750
500,000	NCR Corp.	4.625	02/15/2021	497,500
400,000	NCR Corp.	5.875	12/15/2021	404,500
520,000	Neovia Logistics Services LLC/SPL Logistics Finance Corp.(a)	8.875	08/01/2020	524,212
500,000	Netflix, Inc.	5.375	02/01/2021	519,375
400,000	Netflix, Inc.	5.500	02/15/2022	422,000
500,000	Newfield Exploration Co.	5.750	01/30/2022	533,272
580,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	581,450
500,000	NuStar Logistics LP	4.800	09/01/2020	508,750
400,000	NuStar Logistics LP	6.750	02/01/2021	418,000
400,000	NuStar Logistics LP	4.750	02/01/2022	406,000
400,000	Omnimax International, Inc.(a)	12.000	08/15/2020	407,500
400,000	Owens & Minor, Inc.	3.875	09/15/2021	328,000
445,000	Penske Automotive Group, Inc.	3.750	08/15/2020	447,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$21,285	Petroquest Energy, Inc., 10.000% PIK Rate, 0% Cash Rate(g)	10.000%	02/15/2024	$18,624
400,000	Prestige Brands, Inc.(a)	5.375	12/15/2021	404,000
500,000	PulteGroup, Inc.	4.250	03/01/2021	508,125
500,000	Pyxus International, Inc.(a)	8.500	04/15/2021	514,375
400,000	Pyxus International, Inc.(b)	9.875	07/15/2021	359,000
450,000	QEP Resources, Inc.	6.875	03/01/2021	466,875
400,000	Qwest Corp.	6.750	12/01/2021	427,294
425,000	Range Resources Corp.	5.750	06/01/2021	439,755
400,000	Rent-A-Center, Inc.	4.750	05/01/2021	399,252
636,000	Revlon Consumer Products Corp.(b)	5.750	02/15/2021	575,580
581,465	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.750	10/15/2020	583,936
500,000	RHP Hotel Properties LP/RHP Finance Corp.—REIT	5.000	04/15/2021	503,125
500,000	Rockies Express Pipeline LLC(a)(b)	5.625	04/15/2020	513,675
500,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	8.000	06/15/2020	400,000
500,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	7.125	11/01/2020	125,000
400,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	391,000
200,000	Sanchez Energy Corp.	7.750	06/15/2021	28,000
450,000	Sanmina Corp.(a)	4.375	06/01/2019	450,846
517,000	Scientific Games International, Inc.	6.625	05/15/2021	524,755
325,000	Sealed Air Corp.(a)	6.500	12/01/2020	338,813
665,600	Sears Holdings Corp., Series AI(c)(e)	8.000	12/15/2019	33,280
450,000	Select Medical Corp.	6.375	06/01/2021	451,125
468,000	SESI LLC	7.125	12/15/2021	400,140
500,000	Sinclair Television Group, Inc.	5.375	04/01/2021	501,250
400,000	Springleaf Finance Corp.	8.250	12/15/2020	432,072
380,000	Springleaf Finance Corp.	7.750	10/01/2021	414,200
470,000	Sprint Capital Corp.	6.900	05/01/2019	470,000
480,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	494,400
506,000	Sprint Communications, Inc.	7.000	08/15/2020	526,240
450,000	Sprint Communications, Inc.	11.500	11/15/2021	519,750
450,000	Sprint Corp.	7.250	09/15/2021	472,500
400,000	Starwood Property Trust, Inc.—REIT	3.625	02/01/2021	399,000
400,000	Starwood Property Trust, Inc.—REIT	5.000	12/15/2021	409,500
350,000	Steel Dynamics, Inc.	5.125	10/01/2021	352,625
440,000	Symantec Corp.	4.200	09/15/2020	445,800
90,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	90,393
470,000	TEGNA, Inc.	5.125	07/15/2020	473,525
520,000	Tenet Healthcare Corp.	4.750	06/01/2020	527,800
421,000	Tenet Healthcare Corp.	6.000	10/01/2020	436,788
600,000	Tenet Healthcare Corp.	4.500	04/01/2021	611,250
350,000	Tenet Healthcare Corp.	4.375	10/01/2021	355,688
500,000	Toll Brothers Finance Corp.	6.750	11/01/2019	510,000
400,000	Toll Brothers Finance Corp.	5.875	02/15/2022	423,500
500,000	TPC Group, Inc.(a)	8.750	12/15/2020	496,875
400,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	400,312
436,000	Triumph Group, Inc.	4.875	04/01/2021	431,640
48,000	TRU Taj LLC/TRU Taj Finance, Inc.(d)	12.000	08/15/2021	23,760
500,000	Unit Corp.	6.625	05/15/2021	492,500
564,000	United Continental Holdings, Inc.	6.000	12/01/2020	589,549
399,000	WESCO Distribution, Inc.	5.375	12/15/2021	404,486
500,000	Whiting Petroleum Corp.	5.750	03/15/2021	514,850
470,000	WPX Energy, Inc.	6.000	01/15/2022	491,150
400,000	WR Grace & Co.-Conn(a)	5.125	10/01/2021	416,000
100,000	Wyndham Destinations, Inc.	5.625	03/01/2021	104,250
400,000	Xerox Corp.	5.625	12/15/2019	407,000
400,000	Xerox Corp.	2.800	05/15/2020	398,920
400,000	Xerox Corp.	3.500	08/20/2020	400,000
400,000	Xerox Corp.	2.750	09/01/2020	398,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$400,000	Xerox Corp.	4.500%	05/15/2021	$406,400
457,000	Yum! Brands, Inc.	5.300	09/15/2019	461,570
420,000	Yum! Brands, Inc.	3.875	11/01/2020	423,150

				94,435,426

	Zambia—0.1%
125,000	First Quantum Minerals Ltd.(a)	7.000	02/15/2021	127,500

	Total Corporate Bonds (Cost $195,018,973)			189,790,837

	Sovereign Debt Obligations—11.1%
	Argentina—0.8%
500,000	Argentine Republic Government International Bond	6.875	04/22/2021	421,005
600,000	Argentine Republic Government International Bond	5.625	01/26/2022	468,306
550,000	Provincia de Buenos Aires(a)	5.750	06/15/2019	547,937
500,000	Provincia de Cordoba(a)	7.125	06/10/2021	403,500

				1,840,748

	Bahrain—0.5%
500,000	Bahrain Government International Bond(a)	5.500	03/31/2020	505,668
500,000	Bahrain Government International Bond(a)	5.875	01/26/2021	509,408

				1,015,076

	Brazil—0.5%
500,000	Brazilian Government International Bond	8.875	10/14/2019	518,125
500,000	Brazilian Government International Bond	4.875	01/22/2021	516,000

				1,034,125

	Costa Rica—0.5%
500,000	Costa Rica Government International Bond(a)	9.995	08/01/2020	527,500
500,000	Instituto Costarricense de Electricidad(a)	6.950	11/10/2021	501,250

				1,028,750

	Croatia—0.7%
500,000	Croatia Government International Bond(a)	6.750	11/05/2019	509,643
500,000	Croatia Government International Bond(a)	6.625	07/14/2020	521,162
500,000	Croatia Government International Bond(a)	6.375	03/24/2021	530,150

				1,560,955

	Ecuador—0.2%
400,000	Ecuador Government International Bond(a)	10.500	03/24/2020	419,104

	Egypt—0.5%
500,000	Egypt Government International Bond(a)	5.750	04/29/2020	507,610
500,000	Egypt Government International Bond, GMTN(a)	6.125	01/31/2022	506,552

				1,014,162

	El Salvador—0.2%
400,000	El Salvador Government International Bond(a)	7.375	12/01/2019	405,354

	Georgia—0.2%
500,000	Georgia Government International Bond(a)	6.875	04/12/2021	530,570

	Honduras—0.2%
500,000	Honduras Government International Bond(a)	8.750	12/16/2020	534,375

	Kenya—0.2%
400,000	Kenya Government International Bond(a)	5.875	06/24/2019	400,860

	Lebanon—1.4%
800,000	Lebanon Government International Bond, EMTN	6.000	05/20/2019	800,360
500,000	Lebanon Government International Bond, GMTN	5.450	11/28/2019	493,292
300,000	Lebanon Government International Bond, GMTN	6.375	03/09/2020	294,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

	Sovereign Debt Obligations (continued)
	Lebanon (continued)
$500,000	Lebanon Government International Bond, GMTN	5.800%	04/14/2020	$486,218
500,000	Lebanon Government International Bond, EMTN	6.150	06/19/2020	484,005
500,000	Lebanon Government International Bond, EMTN(a)	8.250	04/12/2021	486,230

				3,044,941

	Mongolia—0.2%
500,000	Mongolia Government International Bond, EMTN(a)	10.875	04/06/2021	551,656

	Namibia—0.1%
200,000	Namibia International Bonds(a)	5.500	11/03/2021	204,775

	Nigeria—0.2%
500,000	Nigeria Government International Bond(a)	6.750	01/28/2021	516,545

	Oman—0.2%
500,000	Oman Government International Bond(a)	3.625	06/15/2021	489,920

	Pakistan—0.1%
200,000	Third Pakistan International Sukuk Co. Ltd. (The)(a)	5.500	10/13/2021	202,000

	Senegal—0.2%
400,000	Senegal Government International Bond(a)	8.750	05/13/2021	433,480

	Serbia—0.3%
500,000	Serbia International Bond(a)	4.875	02/25/2020	506,248
200,000	Serbia International Bond(a)	7.250	09/28/2021	217,791

				724,039

	South Africa—0.7%
500,000	Republic of South Africa Government International Bond	6.875	05/27/2019	501,735
500,000	Republic of South Africa Government International Bond	5.500	03/09/2020	508,285
500,000	ZAR Sovereign Capital Fund Pty Ltd.(a)	3.903	06/24/2020	501,095

				1,511,115

	Sri Lanka—0.7%
500,000	Sri Lanka Government International Bond(a)	6.250	10/04/2020	504,472
500,000	Sri Lanka Government International Bond(a)	6.250	07/27/2021	504,169
500,000	Sri Lanka Government International Bond(a)	5.750	01/18/2022	497,287

				1,505,928

	Turkey—1.5%
700,000	Export Credit Bank of Turkey, EMTN(a)	5.375	02/08/2021	674,614
200,000	Export Credit Bank of Turkey(a)	5.000	09/23/2021	188,105
500,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	482,277
500,000	Hazine Mustesarligi Varlik Kiralama AS(a)	5.800	02/21/2022	489,597
500,000	Turkey Government International Bond	7.500	11/07/2019	505,355
500,000	Turkey Government International Bond	7.000	06/05/2020	505,371
500,000	Turkey Government International Bond	5.625	03/30/2021	493,910

				3,339,229

	Ukraine—0.7%
500,000	Ukraine Government International Bond(a)	7.750	09/01/2019	502,750
500,000	Ukraine Government International Bond(a)	7.750	09/01/2020	501,470
550,000	Ukraine Government International Bond(a)	7.750	09/01/2021	546,750

				1,550,970

	Vietnam—0.3%
600,000	Vietnam Government International Bond(a)	6.750	01/29/2020	616,350

	Total Sovereign Debt Obligations (Cost $24,725,495)			24,475,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests—0.1%
	United States—0.1%
1	Avaya Holdings Corp.(h)(i)	$19
6,207	Goodman Networks, Inc.(d)(f)(h)	0
946	Guitar Center, Inc. Wts. expiring 04/16/25(d)(h)	0
2,367	Petroquest Energy, Inc.(d)(h)	0
3,051	Premier Brands Group(h)(j)	67,122
9,560	Premier Brands Group Wts. expiring 03/20/24(h)(j)	23,900
4,449	Remington Outdoor Co., Inc.(d)(h)	25,783
4,487	Remington Outdoor Co., Inc. Wts. expiring 05/15/22(d)(h)	0
2,156	TRU Taj LLC/TRU Taj Finance, Inc.(d)(h)	30,055

	Total Common Stocks & Other Equity Interests (Cost $147,370)	146,879

	Preferred Stocks—0.0%
	United States—0.0%
7,385	Goodman Networks, Inc., 0.00% Pfd.(d)(f)(h) (Cost $0)	5,538

	Money Market Funds—1.6%
3,601,484	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(k) (Cost $3,601,484)	3,601,484

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost 223,493,731)—99.1%	218,020,174

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—2.5%
4,093,270	Invesco Government & Agency Portfolio—Institutional Class, 2.34%(k)(l)	4,093,270
1,364,014	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(k)(l)	1,364,423

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,457,693)	5,457,693

	Total Investments in Securities (Cost $228,951,015)—101.6%	223,477,458

	Other assets less liabilities—(1.6)%	(3,477,883)

	Net Assets—100.0%	$219,999,575

Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

PIK—Pay-in-Kind

REIT—Real Estate Investment Trust

Wts.—Warrants

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $85,868,889, which represented 39.03% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2019 was $497,403, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	Acquired as part of the Goodman Networks, Inc. reorganization.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Global Short Term High Yield Bond ETF (PGHY) (continued)

April 30, 2019

(Unaudited)

(i)	Acquired as part of the Avaya Holdings Corp. reorganization.
(j)	Acquired as part of the Nine West Holding, Inc. reorganization.
(k)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019 (Unaudited)
Financials	47.9
Utilities	16.8
Consumer, Non-cyclical	11.9
Communications	9.7
Consumer, Cyclical	4.8
Energy	4.5
Sector Types Each Less Than 3%	3.1
Money Market Funds Plus Other Assets Less Liabilities	1.3

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—98.6%
		Australia—1.4%
EUR	100,000	Australia & New Zealand Banking Group Ltd.	0.750%	09/29/2026	$113,321
GBP	250,000	BHP Billiton Finance Ltd., Series 12, EMTN	4.300	09/25/2042	427,980
EUR	100,000	National Australia Bank Ltd., EMTN	0.875	01/20/2022	114,736
EUR	150,000	National Australia Bank Ltd., EMTN	2.750	08/08/2022	183,157
EUR	200,000	National Australia Bank Ltd., EMTN	1.375	08/30/2028	233,539
EUR	100,000	National Australia Bank Ltd., GMTN	1.250	05/18/2026	117,118
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/2022	187,830
EUR	150,000	Telstra Corp. Ltd., EMTN	2.500	09/15/2023	185,489
EUR	100,000	Westpac Banking Corp., EMTN	0.250	01/17/2022	112,815

					1,675,985

		Belgium—3.3%
CAD	400,000	Anheuser-Busch InBev Finance, Inc., Series MPLE	2.600	05/15/2024	295,272
EUR	100,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/2023	115,415
GBP	150,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/2024	269,871
GBP	250,000	Anheuser-Busch InBev SA, EMTN	1.750	03/07/2025	320,466
EUR	300,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/2025	356,029
GBP	200,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/2025	290,421
EUR	100,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/2026	127,357
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.150	01/22/2027	228,071
EUR	100,000	Anheuser-Busch InBev SA, EMTN	1.125	07/01/2027	113,362
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/2028	361,658
GBP	300,000	Anheuser-Busch InBev SA, EMTN	2.250	05/24/2029	380,479
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/2030	227,135
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/2036	375,547
GBP	200,000	Anheuser-Busch InBev SA, EMTN	2.850	05/25/2037	252,696
EUR	200,000	KBC Group NV, EMTN	0.750	03/01/2022	228,517

					3,942,296

		Canada—14.5%
CAD	600,000	Bank of Montreal, DPNT	2.100	10/06/2020	446,298
CAD	500,000	Bank of Montreal, DPNT	1.880	03/31/2021	370,659
CAD	450,000	Bank of Montreal, DPNT	3.400	04/23/2021	343,230
CAD	850,000	Bank of Montreal, DPNT	1.610	10/28/2021	624,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Canada (continued)
CAD	450,000	Bank of Montreal, DPNT	2.120%	03/16/2022	$334,476
CAD	700,000	Bank of Montreal, DPNT	2.270	07/11/2022	521,883
CAD	800,000	Bank of Montreal, DPNT	2.890	06/20/2023	610,122
CAD	500,000	Bank of Nova Scotia (The), DPNT	3.270	01/11/2021	379,215
CAD	400,000	Bank of Nova Scotia (The), DPNT	2.873	06/04/2021	302,135
CAD	750,000	Bank of Nova Scotia (The), DPNT	1.900	12/02/2021	554,332
CAD	600,000	Bank of Nova Scotia (The), DPNT	1.830	04/27/2022	441,610
CAD	700,000	Bank of Nova Scotia (The), DPNT	2.980	04/17/2023	534,882
CAD	700,000	Bank of Nova Scotia (The), DPNT	2.290	06/28/2024	519,109
CAD	400,000	Bank of Nova Scotia (The), DPNT	2.620	12/02/2026	299,382
CAD	300,000	Bell Canada, Inc., MTN	3.250	06/17/2020	225,395
CAD	300,000	Bell Canada, Inc., MTN	2.700	02/27/2024	224,164
CAD	300,000	Bell Canada, Inc., MTN	3.800	08/21/2028	233,700
CAD	300,000	Bell Canada, Inc., Series M-26	3.350	03/22/2023	229,614
CAD	500,000	Canadian Imperial Bank of Commerce, DPNT	1.900	04/26/2021	370,622
CAD	450,000	Canadian Imperial Bank of Commerce, DPNT	2.040	03/21/2022	333,636
CAD	600,000	Canadian Imperial Bank of Commerce, DPNT	2.300	07/11/2022	447,467
CAD	600,000	Canadian Imperial Bank of Commerce, DPNT	3.300	05/26/2025	467,770
CAD	300,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/2020	224,547
CAD	300,000	Canadian Natural Resources Ltd., MTN	3.310	02/11/2022	227,861
CAD	300,000	HSBC Bank Canada, DPNT	1.816	07/07/2020	222,112
CAD	300,000	HSBC Bank Canada, DPNT	2.449	01/29/2021	224,208
CAD	300,000	HSBC Bank Canada, DPNT	2.908	09/29/2021	226,644
CAD	300,000	HSBC Bank Canada, DPNT	2.170	06/29/2022	222,034
CAD	400,000	HSBC Bank Canada, DPNT	3.245	09/15/2023	307,003
CAD	500,000	Rogers Communications, Inc.	5.340	03/22/2021	393,272
CAD	600,000	Royal Bank of Canada, DPNT	2.860	03/04/2021	452,765
CAD	550,000	Royal Bank of Canada, DPNT	1.583	09/13/2021	404,196
CAD	700,000	Royal Bank of Canada, DPNT	1.968	03/02/2022	517,991
CAD	500,000	Royal Bank of Canada, DPNT	2.000	03/21/2022	370,294
CAD	700,000	Royal Bank of Canada, DPNT	2.360	12/05/2022	523,413
CAD	600,000	Royal Bank of Canada, DPNT	2.949	05/01/2023	458,060
CAD	400,000	Royal Bank of Canada, DPNT	2.333	12/05/2023	298,037
CAD	500,000	Shaw Communications, Inc.	6.750	11/09/2039	476,832
CAD	300,000	TELUS Corp., MTN	2.350	03/28/2022	222,765
CAD	750,000	Toronto-Dominion Bank (The), DPNT	2.621	12/22/2021	564,959
CAD	1,100,000	Toronto-Dominion Bank (The), DPNT	1.994	03/23/2022	815,187
CAD	700,000	Toronto-Dominion Bank (The), DPNT	1.909	07/18/2023	513,895
CAD	700,000	Toronto-Dominion Bank (The), DPNT	3.226	07/24/2024	544,503
EUR	200,000	Toronto-Dominion Bank (The), EMTN	0.625	07/20/2023	228,898

					17,253,736

		Denmark—1.1%
EUR	200,000	Danske Bank A/S, EMTN	0.500	05/06/2021	225,869
EUR	200,000	Danske Bank A/S, EMTN	0.875	05/22/2023	222,775
EUR	200,000	Danske Bank A/S, EMTN	0.750	06/02/2023	226,485
GBP	200,000	Orsted A/S, EMTN	4.875	01/12/2032	327,867
GBP	150,000	Orsted A/S, EMTN	5.750	04/09/2040	287,967

					1,290,963

		Finland—0.8%
EUR	150,000	Fortum OYJ, EMTN	2.250	09/06/2022	178,568
EUR	200,000	Nordea Bank Abp, EMTN	3.250	07/05/2022	246,973
EUR	200,000	Nordea Bank Abp, EMTN	1.000	02/22/2023	231,756
EUR	200,000	Nordea Bank Abp, EMTN	1.125	02/12/2025	234,915
EUR	100,000	OP Corporate Bank PLC, EMTN	0.750	03/03/2022	114,540

					1,006,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		France—21.2%
EUR	200,000	Air Liquide Finance SA, EMTN	1.250%	06/13/2028	$238,464
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/2022	265,193
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	1.250	01/18/2027	236,544
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/2022	124,447
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/2023	126,346
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/2024	249,334
EUR	400,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/2024	492,474
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	01/14/2025	351,478
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	09/11/2025	124,353
EUR	100,000	Banque Federative du Credit Mutuel SA, EMTN	2.375	03/24/2026	119,416
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	05/26/2027	233,480
EUR	200,000	BNP Paribas SA, EMTN	2.875	10/24/2022	246,276
EUR	200,000	BNP Paribas SA, EMTN	2.875	09/26/2023	250,764
EUR	100,000	BNP Paribas SA, EMTN	1.125	10/10/2023	115,369
EUR	200,000	BNP Paribas SA, EMTN	2.375	05/20/2024	248,006
EUR	200,000	BNP Paribas SA, EMTN	2.375	02/17/2025	239,408
EUR	200,000	BNP Paribas SA, EMTN	1.500	11/17/2025	233,550
GBP	300,000	BNP Paribas SA, EMTN	3.375	01/23/2026	407,521
EUR	100,000	BNP Paribas SA, EMTN	1.625	02/23/2026	121,241
EUR	200,000	BNP Paribas SA, EMTN	1.125	06/11/2026	226,216
EUR	100,000	BNP Paribas SA, EMTN	1.500	05/25/2028	119,431
EUR	200,000	BPCE SA	4.625	07/18/2023	261,187
EUR	100,000	BPCE SA	1.000	07/15/2024	115,762
GBP	200,000	BPCE SA	5.250	04/16/2029	306,913
EUR	100,000	BPCE SA, EMTN	1.125	01/18/2023	115,085
EUR	200,000	BPCE SA, EMTN	0.875	01/31/2024	227,539
EUR	200,000	BPCE SA, EMTN	1.000	10/05/2028	227,931
EUR	100,000	Capgemini SE	2.500	07/01/2023	122,414
EUR	200,000	CNP Assurances	1.875	10/20/2022	233,403
EUR	200,000	Coentreprise de Transport d’electricite SA	1.500	07/29/2028	233,464
EUR	200,000	Coentreprise de Transport d’Electricite SA	2.125	07/29/2032	240,048
EUR	100,000	Credit Agricole SA	2.700	07/15/2025	118,141
EUR	500,000	Credit Agricole SA	2.625	03/17/2027	611,689
EUR	100,000	Credit Agricole SA, EMTN	2.000	03/25/2029	113,889
EUR	200,000	Credit Agricole SA/London, EMTN	0.875	01/19/2022	229,708
EUR	100,000	Credit Agricole SA/London, EMTN	0.750	12/01/2022	114,776
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/2023	268,893
EUR	500,000	Credit Agricole SA/London, EMTN	3.125	07/17/2023	630,066
EUR	200,000	Credit Agricole SA/London, EMTN	2.375	05/20/2024	247,075
EUR	100,000	Credit Agricole SA/London, EMTN	1.000	09/16/2024	116,341
EUR	100,000	Credit Agricole SA/London, EMTN	1.375	03/13/2025	116,464
EUR	200,000	Credit Agricole SA/London, EMTN	3.125	02/05/2026	261,819
EUR	200,000	Credit Agricole SA/London, EMTN	1.250	04/14/2026	233,778
EUR	200,000	Credit Agricole SA/London, EMTN	1.875	12/20/2026	239,907
EUR	100,000	Credit Agricole SA/London, EMTN	1.375	05/03/2027	117,637
EUR	300,000	Danone SA, EMTN	2.250	11/15/2021	355,722
EUR	100,000	Danone SA, EMTN	0.709	11/03/2024	115,191
EUR	200,000	Danone SA, EMTN	1.208	11/03/2028	233,799
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/2022	372,531
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/2023	371,543
EUR	250,000	Electricite de France SA, EMTN	4.625	09/11/2024	345,208
EUR	300,000	Electricite de France SA, EMTN	1.000	10/13/2026	345,398
EUR	100,000	Electricite de France SA, EMTN	4.125	03/25/2027	140,443
GBP	200,000	Electricite de France SA, EMTN	6.250	05/30/2028	343,783
EUR	200,000	Electricite de France SA, EMTN	4.625	04/26/2030	300,630
GBP	450,000	Electricite de France SA, EMTN	6.125	06/02/2034	827,280
GBP	200,000	Electricite de France SA, EMTN	5.500	03/27/2037	350,007
GBP	500,000	Electricite de France SA, EMTN	5.500	10/17/2041	902,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		France (continued)
GBP	350,000	Electricite de France SA, EMTN	5.125%	09/22/2050	$629,255
GBP	400,000	Electricite de France SA, EMTN	6.000	01/23/2114	792,870
EUR	150,000	Engie Alliance GIE, EMTN	5.750	06/24/2023	208,023
EUR	200,000	Engie SA, EMTN	2.375	05/19/2026	256,977
GBP	100,000	Engie SA, EMTN	7.000	10/30/2028	185,153
GBP	450,000	Engie SA, EMTN	5.000	10/01/2060	902,077
EUR	200,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/2021	249,302
EUR	200,000	HSBC France SA, EMTN	0.600	03/20/2023	228,361
EUR	200,000	LVMH Moet Hennessy Louis Vuitton SE, EMTN	0.750	05/26/2024	232,129
EUR	100,000	Orange SA, EMTN	3.000	06/15/2022	122,624
GBP	200,000	Orange SA, EMTN	8.125	11/20/2028	385,476
GBP	300,000	Orange SA, EMTN	3.250	01/15/2032	415,553
EUR	200,000	Orange SA, EMTN	8.125	01/28/2033	403,913
GBP	150,000	Orange SA, EMTN	5.625	01/23/2034	262,582
GBP	100,000	Orange SA, EMTN	5.375	11/22/2050	190,323
EUR	200,000	RTE Reseau de Transport d’Electricite SADIR, EMTN	1.625	11/27/2025	241,926
EUR	200,000	Sanofi, EMTN	0.500	01/13/2027	225,148
EUR	300,000	Sanofi, Series 12FX, EMTN	1.375	03/21/2030	356,589
EUR	200,000	Sanofi, Series 20FX, EMTN	1.875	03/21/2038	245,470
EUR	300,000	Sanofi, Series 8FXD, EMTN	1.000	03/21/2026	352,290
EUR	100,000	Societe Generale SA, EMTN	1.000	04/01/2022	114,471
EUR	200,000	Societe Generale SA, EMTN	4.250	07/13/2022	254,555
EUR	100,000	Societe Generale SA, EMTN	0.750	05/26/2023	114,592
EUR	200,000	Societe Generale SA, EMTN	1.250	02/15/2024	229,202
EUR	200,000	Societe Generale SA, EMTN	1.125	01/23/2025	226,165
EUR	100,000	Societe Generale SA, EMTN	2.625	02/27/2025	120,484
EUR	100,000	Societe Generale SA, EMTN	2.125	09/27/2028	118,626
EUR	200,000	Total Capital Canada Ltd., EMTN	2.125	09/18/2029	256,169
EUR	200,000	Total Capital International SA, EMTN	0.250	07/12/2023	227,191
EUR	400,000	Total Capital International SA, EMTN	0.750	07/12/2028	456,781
GBP	150,000	Veolia Environnement SA, EMTN	6.125	10/29/2037	289,162
EUR	100,000	Vinci SA, EMTN	1.750	09/26/2030	118,987
EUR	200,000	Vivendi SA	0.750	05/26/2021	227,696
GBP	200,000	Westfield America Management Ltd.	2.625	03/30/2029	261,198

					25,178,317

		Germany—12.0%
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/2043	540,302
EUR	300,000	Bayer Capital Corp. BV	1.500	06/26/2026	346,559
EUR	200,000	Bayer Capital Corp. BV	2.125	12/15/2029	233,184
EUR	200,000	BMW Finance NV, EMTN	0.375	07/10/2023	225,482
EUR	150,000	BMW Finance NV, EMTN	1.500	02/06/2029	172,624
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/2022	228,101
EUR	200,000	Commerzbank AG, EMTN	7.750	03/16/2021	253,261
EUR	200,000	Commerzbank AG, EMTN	0.500	08/28/2023	225,563
EUR	250,000	Commerzbank AG, EMTN	0.500	09/13/2023	278,831
EUR	100,000	Commerzbank AG, EMTN	4.000	03/23/2026	124,778
EUR	100,000	Daimler AG, EMTN	1.400	01/12/2024	117,809
EUR	200,000	Daimler AG, EMTN	0.850	02/28/2025	228,392
EUR	100,000	Daimler AG, EMTN	1.500	03/09/2026	117,760
EUR	200,000	Daimler AG, EMTN	1.375	05/11/2028	233,005
EUR	200,000	Daimler AG, EMTN	1.500	07/03/2029	232,782
EUR	200,000	Daimler AG, EMTN	2.125	07/03/2037	239,576
GBP	200,000	Daimler International Finance BV, EMTN	2.000	09/04/2023	262,493
EUR	200,000	Daimler International Finance BV, EMTN	1.000	11/11/2025	228,622
EUR	100,000	Daimler International Finance BV, EMTN	1.375	06/26/2026	116,305
EUR	100,000	Deutsche Bahn Finance GMBH, EMTN	1.125	12/18/2028	116,746
NOK	400,000	Deutsche Bank AG, EMTN	2.375	06/24/2020	46,097
EUR	200,000	Deutsche Bank AG, EMTN	0.375	01/18/2021	221,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Germany (continued)
EUR	200,000	Deutsche Bank AG, EMTN	1.625%	02/12/2021	$226,409
EUR	200,000	Deutsche Bank AG, EMTN	1.250	09/08/2021	224,702
EUR	300,000	Deutsche Bank AG, EMTN	1.500	01/20/2022	337,618
EUR	100,000	Deutsche Bank AG, EMTN	2.375	01/11/2023	115,674
GBP	200,000	Deutsche Bank AG, EMTN	3.875	02/12/2024	262,592
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/2022	253,992
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/2023	342,833
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	0.875	01/30/2024	172,753
EUR	250,000	Deutsche Telekom International Finance BV, EMTN	1.375	01/30/2027	290,102
EUR	200,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/2028	232,014
GBP	300,000	E.ON International Finance BV, EMTN	6.375	06/07/2032	542,280
GBP	250,000	E.ON International Finance BV, EMTN	5.875	10/30/2037	454,336
GBP	200,000	E.ON International Finance BV, EMTN	6.750	01/27/2039	400,718
EUR	200,000	HeidelbergCement AG, EMTN	1.500	02/07/2025	233,552
GBP	300,000	innogy Finance BV, EMTN	6.250	06/03/2030	520,998
GBP	200,000	innogy Finance BV, EMTN	4.750	01/31/2034	315,763
GBP	300,000	innogy Finance BV, EMTN	6.125	07/06/2039	565,821
EUR	100,000	Landesbank Baden-Wuerttemberg, EMTN	0.500	06/07/2022	113,194
EUR	100,000	SAP SE	1.250	03/10/2028	117,529
EUR	200,000	SAP SE	1.625	03/10/2031	237,794
EUR	200,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/2028	268,623
GBP	200,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/2042	321,229
EUR	100,000	Volkswagen Financial Services AG, EMTN	1.500	10/01/2024	114,777
EUR	300,000	Volkswagen International Finance NV	1.125	10/02/2023	343,372
EUR	200,000	Volkswagen International Finance NV, EMTN	0.875	01/16/2023	228,795
EUR	250,000	Volkswagen International Finance NV, EMTN	1.625	01/16/2030	267,048
EUR	400,000	Volkswagen International Finance NV, Series 10Y	1.875	03/30/2027	455,336
EUR	300,000	Volkswagen International Finance NV, Series 4Y	0.500	03/30/2021	338,439
EUR	300,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/2022	357,455
EUR	100,000	Volkswagen Leasing GmbH, EMTN	2.625	01/15/2024	121,584
EUR	100,000	Volkswagen Leasing GmbH, EMTN	1.125	04/04/2024	113,539
EUR	100,000	Volkswagen Leasing GmbH, EMTN	1.375	01/20/2025	113,505
EUR	200,000	Vonovia Finance BV, DIP, EMTN	1.250	12/06/2024	233,471
EUR	200,000	Vonovia Finance BV, EMTN	2.250	12/15/2023	243,702

					14,271,636

		Hong Kong—0.4%
EUR	100,000	CK Hutchison Finance 16 II Ltd.	0.875	10/03/2024	113,449
EUR	100,000	CK Hutchison Finance 16 Ltd., Series A	1.250	04/06/2023	115,968
EUR	200,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/2021	231,444

					460,861

		Italy—4.7%
EUR	200,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/2024	276,775
EUR	100,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/2026	122,050
EUR	100,000	Autostrade Per L’italia SpA, EMTN	5.875	06/09/2024	135,987
EUR	250,000	Enel Finance International NV	1.375	06/01/2026	289,746
GBP	300,000	Enel Finance International NV, EMTN	5.625	08/14/2024	453,942
EUR	200,000	Enel Finance International NV, EMTN	1.000	09/16/2024	230,379
EUR	200,000	Enel Finance International NV, EMTN	1.966	01/27/2025	240,234
GBP	450,000	Enel Finance International NV, EMTN	5.750	09/14/2040	768,264
GBP	250,000	Enel SpA, EMTN	5.750	06/22/2037	417,293
EUR	100,000	Eni SpA, EMTN	3.250	07/10/2023	127,367
EUR	200,000	Eni SpA, EMTN	3.750	09/12/2025	268,951
EUR	150,000	Eni SpA, EMTN	1.500	02/02/2026	178,384
EUR	100,000	Eni SpA, EMTN	3.625	01/29/2029	137,904
EUR	200,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/2021	232,107
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	03/04/2022	227,272
EUR	100,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/2023	126,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Italy (continued)
EUR	100,000	Intesa Sanpaolo SpA, EMTN	1.375%	01/18/2024	$112,929
EUR	200,000	Snam SpA, EMTN	0.875	10/25/2026	222,960
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	0.875	02/02/2022	229,898
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	1.375	07/26/2027	232,620
EUR	200,000	UniCredit SpA, EMTN	3.250	01/14/2021	236,410
EUR	100,000	UniCredit SpA, EMTN	2.000	03/04/2023	116,496
EUR	200,000	UniCredit SpA, EMTN	2.125	10/24/2026	231,919

					5,615,996

		Japan—1.0%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/2023	281,489
JPY	20,000,000	Development Bank of Japan, Inc.	2.300	03/19/2026	207,849
EUR	200,000	Takeda Pharmaceutical Co. Ltd.(b)	1.125	11/21/2022	231,751
EUR	200,000	Takeda Pharmaceutical Co. Ltd.(b)	2.250	11/21/2026	244,627
EUR	200,000	Takeda Pharmaceutical Co. Ltd.(b)	3.000	11/21/2030	251,584

					1,217,300

		Luxembourg—0.1%
EUR	100,000	Logicor Financing Sarl, EMTN	1.500	11/14/2022	115,513

		Netherlands—6.8%
EUR	150,000	ABN AMRO Bank NV, EMTN	6.375	04/27/2021	189,232
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/2022	271,777
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/2023	372,908
EUR	250,000	ABN AMRO Bank NV, EMTN	1.000	04/16/2025	292,078
EUR	200,000	ASML Holding NV	1.375	07/07/2026	236,624
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/2023	769,123
EUR	200,000	Cooperatieve Rabobank UA	4.125	07/14/2025	276,795
EUR	100,000	Cooperatieve Rabobank UA, EMTN	3.750	11/09/2020	118,457
EUR	300,000	Cooperatieve Rabobank UA, EMTN	4.000	01/11/2022	373,487
NOK	1,000,000	Cooperatieve Rabobank UA, EMTN	1.625	01/20/2022	115,421
EUR	100,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/2022	126,586
EUR	400,000	Cooperatieve Rabobank UA, EMTN	1.375	02/03/2027	480,282
GBP	150,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/2027	229,548
GBP	300,000	Cooperatieve Rabobank UA, EMTN	4.625	05/23/2029	444,592
EUR	300,000	Cooperatieve Rabobank UA, GMTN	1.250	03/23/2026	356,428
EUR	250,000	ING Bank NV, EMTN	4.500	02/21/2022	315,793
EUR	300,000	ING Groep NV, EMTN	0.750	03/09/2022	342,051
EUR	100,000	ING Groep NV, EMTN	1.000	09/20/2023	114,792
EUR	100,000	ING Groep NV, EMTN	2.125	01/10/2026	120,896
GBP	300,000	ING Groep NV, EMTN	3.000	02/18/2026	398,352
EUR	100,000	ING Groep NV, EMTN	1.375	01/11/2028	114,455
EUR	200,000	ING Groep NV, EMTN	2.000	09/20/2028	239,405
EUR	200,000	ING Groep NV, EMTN	2.500	11/15/2030	248,784
GBP	300,000	Koninklijke KPN NV, EMTN	5.750	09/17/2029	454,910
EUR	150,000	Shell International Finance BV, EMTN	0.375	02/15/2025	170,560
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/2025	248,122
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/2026	322,318
EUR	150,000	Shell International Finance BV, EMTN	1.625	01/20/2027	183,742
EUR	150,000	Shell International Finance BV, EMTN	0.750	08/15/2028	170,685

					8,098,203

		Norway—0.8%
EUR	100,000	DNB Bank ASA, EMTN	4.250	01/18/2022	125,133
EUR	150,000	Equinor ASA, EMTN	1.250	02/17/2027	177,806
GBP	200,000	Equinor ASA, EMTN	6.875	03/11/2031	395,575
EUR	200,000	Equinor ASA, EMTN	1.625	02/17/2035	239,890

					938,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Portugal—0.2%
EUR	100,000	EDP Finance BV, EMTN	2.625%	01/18/2022	$119,990
EUR	100,000	EDP Finance BV, EMTN	1.125	02/12/2024	115,483

					235,473

		Spain—4.4%
EUR	200,000	Abertis Infraestructuras SA	1.375	05/20/2026	225,040
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	0.625	01/17/2022	227,895
EUR	200,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	3.500	02/10/2027	248,835
EUR	200,000	Banco Santander SA, DIP, EMTN	3.250	04/04/2026	247,112
EUR	200,000	Banco Santander SA, EMTN	1.375	12/14/2022	234,116
EUR	200,000	Banco Santander SA, EMTN	1.125	01/17/2025	229,126
EUR	200,000	Banco Santander SA, EMTN	2.500	03/18/2025	236,627
EUR	200,000	Banco Santander SA, EMTN	3.125	01/19/2027	244,546
EUR	200,000	Banco Santander SA, EMTN	2.125	02/08/2028	225,241
EUR	200,000	CaixaBank SA, EMTN	1.125	05/17/2024	228,941
EUR	100,000	CaixaBank SA, EMTN	1.125	03/27/2026	112,607
GBP	150,000	Iberdrola Finanzas SA, EMTN	7.375	01/29/2024	243,684
EUR	100,000	Iberdrola Finanzas SA, EMTN	1.000	03/07/2025	116,438
EUR	100,000	Iberdrola International BV, EMTN	1.125	04/21/2026	117,130
EUR	200,000	Mapfre SA	1.625	05/19/2026	233,719
EUR	100,000	Naturgy Finance BV, EMTN	1.375	01/19/2027	116,186
EUR	200,000	Santander Consumer Finance SA	0.875	01/24/2022	228,988
EUR	200,000	Telefonica Emisiones SA, EMTN	1.477	09/14/2021	232,177
EUR	200,000	Telefonica Emisiones SA, EMTN	0.750	04/13/2022	228,301
EUR	200,000	Telefonica Emisiones SA, EMTN	2.242	05/27/2022	238,581
EUR	200,000	Telefonica Emisiones SA, EMTN	3.987	01/23/2023	255,349
EUR	100,000	Telefonica Emisiones SA, EMTN	1.528	01/17/2025	118,031
GBP	200,000	Telefonica Emisiones SA, EMTN	5.375	02/02/2026	307,168
EUR	200,000	Telefonica Emisiones SA, EMTN	1.460	04/13/2026	233,142
EUR	100,000	Telefonica Emisiones SA, EMTN	1.788	03/12/2029	116,113

					5,245,093

		Sweden—1.1%
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/2022	243,361
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/2023	233,943
GBP	400,000	Vattenfall AB, EMTN	6.875	04/15/2039	862,735

					1,340,039

		Switzerland—2.8%
EUR	150,000	Credit Suisse AG/London, EMTN	1.375	01/31/2022	174,561
EUR	200,000	Credit Suisse AG/London, EMTN	1.000	06/07/2023	231,836
EUR	150,000	Credit Suisse AG/London, EMTN	1.500	04/10/2026	179,044
GBP	150,000	Credit Suisse Group Funding Guernsey Ltd.	2.750	08/08/2025	197,756
EUR	250,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/2022	288,990
CHF	350,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/2023	354,448
EUR	100,000	Glencore Finance Europe Ltd., EMTN	1.875	09/13/2023	117,046
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	1.375	05/26/2023	117,054
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/2028	120,500
EUR	150,000	Novartis Finance SA	0.125	09/20/2023	169,435
EUR	200,000	Richemont International Holding SA	1.000	03/26/2026	232,411
EUR	100,000	Richemont International Holding SA	1.500	03/26/2030	119,038
EUR	100,000	Richemont International Holding SA	2.000	03/26/2038	121,606
EUR	100,000	Roche Finance Europe BV, EMTN	0.875	02/25/2025	116,896
EUR	200,000	UBS AG/London, GMTN	0.625	01/23/2023	228,034
EUR	200,000	UBS Group Funding Switzerland AG	1.750	11/16/2022	236,197
EUR	100,000	UBS Group Funding Switzerland AG	1.500	11/30/2024	116,817
EUR	200,000	UBS Group Funding Switzerland AG, EMTN	1.250	09/01/2026	231,900

					3,353,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom—21.9%
GBP	100,000	ABP Finance PLC, EMTN	6.250%	12/14/2026	$158,635
GBP	200,000	Annington Funding PLC, EMTN	2.646	07/12/2025	259,854
GBP	150,000	Annington Funding PLC, EMTN	3.184	07/12/2029	197,427
GBP	200,000	Annington Funding PLC, EMTN	3.685	07/12/2034	268,906
GBP	200,000	Annington Funding PLC, EMTN	3.935	07/12/2047	275,165
EUR	213,000	Barclays PLC, EMTN	1.875	03/23/2021	246,631
EUR	200,000	Barclays PLC, EMTN	1.875	12/08/2023	234,738
GBP	350,000	Barclays PLC, EMTN	3.125	01/17/2024	467,590
GBP	400,000	Barclays PLC, EMTN	3.250	02/12/2027	528,198
GBP	150,000	BAT International Finance PLC, EMTN	7.250	03/12/2024	238,731
GBP	150,000	BAT International Finance PLC, EMTN	4.000	09/04/2026	210,316
EUR	200,000	BAT International Finance PLC, EMTN	2.250	01/16/2030	222,754
GBP	150,000	BAT International Finance PLC, EMTN	6.000	11/24/2034	249,809
GBP	200,000	BAT International Finance PLC, EMTN	2.250	09/09/2052	184,046
GBP	250,000	BG Energy Capital PLC, EMTN	5.125	12/01/2025	397,029
GBP	250,000	BG Energy Capital PLC, EMTN	5.000	11/04/2036	457,156
EUR	100,000	BP Capital Markets PLC, EMTN	1.373	03/03/2022	116,673
EUR	100,000	BP Capital Markets PLC, EMTN	1.526	09/26/2022	117,864
EUR	100,000	BP Capital Markets PLC, EMTN	1.109	02/16/2023	116,469
EUR	100,000	BP Capital Markets PLC, EMTN	1.573	02/16/2027	119,580
GBP	150,000	British Telecommunications PLC	5.750	12/07/2028	245,684
EUR	100,000	British Telecommunications PLC, EMTN	0.625	03/10/2021	113,412
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/2023	230,885
EUR	200,000	British Telecommunications PLC, EMTN	1.750	03/10/2026	235,011
EUR	200,000	British Telecommunications PLC, EMTN	1.500	06/23/2027	227,452
GBP	100,000	British Telecommunications PLC, EMTN	3.125	11/21/2031	133,699
GBP	100,000	British Telecommunications PLC, EMTN	6.375	06/23/2037	183,780
GBP	150,000	BUPA Finance PLC	5.000	04/25/2023	212,410
GBP	300,000	Cadent Finance PLC, EMTN	2.125	09/22/2028	380,666
GBP	200,000	Cadent Finance PLC, EMTN	2.625	09/22/2038	251,091
GBP	200,000	Cadent Finance PLC, EMTN	2.750	09/22/2046	250,105
GBP	150,000	Centrica PLC, EMTN	4.375	03/13/2029	223,487
GBP	250,000	Centrica PLC, EMTN	7.000	09/19/2033	473,910
GBP	150,000	Centrica PLC, EMTN	4.250	09/12/2044	224,506
GBP	295,203	Connect Plus M25 Issuer PLC	2.607	03/31/2039	401,313
GBP	100,000	Diageo Finance PLC, EMTN	1.750	10/12/2026	130,131
GBP	150,000	Friends Life Holdings PLC	8.250	04/21/2022	231,687
EUR	200,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/2024	237,686
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/2027	288,965
GBP	300,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/2033	523,017
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/2039	404,163
GBP	300,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/2042	553,284
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/2045	412,888
GBP	200,000	Heathrow Funding Ltd., EMTN	7.125	02/14/2024	315,395
GBP	200,000	HSBC Bank PLC, EMTN	5.375	08/22/2033	324,104
GBP	100,000	HSBC Bank PLC, EMTN	4.750	03/24/2046	157,673
CAD	400,000	HSBC Holdings PLC	3.196	12/05/2023	303,295
EUR	200,000	HSBC Holdings PLC	0.875	09/06/2024	228,133
GBP	300,000	HSBC Holdings PLC	2.625	08/16/2028	391,930
GBP	200,000	HSBC Holdings PLC	6.750	09/11/2028	335,039
EUR	300,000	HSBC Holdings PLC, EMTN	1.500	03/15/2022	350,172
GBP	200,000	HSBC Holdings PLC, EMTN	6.500	05/20/2024	314,154
EUR	200,000	HSBC Holdings PLC, EMTN	3.000	06/30/2025	250,608
EUR	200,000	HSBC Holdings PLC, EMTN	2.500	03/15/2027	252,925
EUR	200,000	HSBC Holdings PLC, EMTN	3.125	06/07/2028	258,973
GBP	200,000	HSBC Holdings PLC, EMTN	7.000	04/07/2038	373,273
GBP	200,000	Imperial Brands Finance PLC, EMTN	8.125	03/15/2024	328,567
GBP	150,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/2026	228,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
EUR	100,000	Lloyds Bank PLC, EMTN	1.000%	11/19/2021	$114,869
GBP	200,000	Lloyds Bank PLC, EMTN	7.500	04/15/2024	328,330
GBP	200,000	Lloyds Bank PLC, EMTN	7.625	04/22/2025	334,135
GBP	300,000	Lloyds Bank PLC, EMTN	6.500	09/17/2040	630,269
GBP	150,000	Motability Operations Group PLC, EMTN	3.625	03/10/2036	226,901
GBP	200,000	Nationwide Building Society, EMTN	3.250	01/20/2028	280,159
EUR	200,000	Natwest Markets PLC, EMTN	0.625	03/02/2022	224,661
GBP	150,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/2029	230,760
EUR	200,000	Royal Bank of Scotland Group PLC, EMTN	2.500	03/22/2023	238,358
EUR	100,000	Santander UK Group Holdings PLC	1.125	09/08/2023	113,832
GBP	150,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/2026	207,332
GBP	300,000	Scottish Widows Ltd.	5.500	06/16/2023	432,144
GBP	250,000	Scottish Widows Ltd.	7.000	06/16/2043	422,927
GBP	200,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/2026	283,900
EUR	100,000	Sky PLC, EMTN	1.500	09/15/2021	116,149
EUR	200,000	Sky PLC, EMTN	2.500	09/15/2026	252,434
GBP	200,000	Society of Lloyd’s	4.750	10/30/2024	283,648
GBP	200,000	SSE PLC, EMTN	8.375	11/20/2028	388,393
EUR	200,000	Standard Chartered PLC, EMTN	1.625	06/13/2021	231,817
GBP	200,000	Standard Chartered PLC, EMTN	5.125	06/06/2034	297,515
GBP	200,000	Standard Chartered PLC, EMTN	4.375	01/18/2038	325,630
GBP	200,000	Thames Water Utilities Finance PLC, EMTN	4.000	06/19/2025	284,425
GBP	150,000	Thames Water Utilities Finance PLC, EMTN	5.125	09/28/2037	248,982
GBP	200,000	Thames Water Utilities Finance PLC, EMTN	5.500	02/11/2041	355,225
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/2043	532,621
GBP	200,000	University of Oxford	2.544	12/08/2117	258,607
EUR	200,000	Vodafone Group PLC, EMTN	1.250	08/25/2021	230,481
EUR	200,000	Vodafone Group PLC, EMTN	4.650	01/20/2022	251,856
EUR	100,000	Vodafone Group PLC, EMTN	1.750	08/25/2023	118,957
EUR	200,000	Vodafone Group PLC, EMTN	2.200	08/25/2026	244,404
EUR	200,000	Vodafone Group PLC, EMTN	1.600	07/29/2031	224,367
GBP	300,000	Vodafone Group PLC, EMTN	3.375	08/08/2049	357,772
GBP	300,000	Vodafone Group PLC, EMTN	3.000	08/12/2056	328,631
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/2036	359,449
GBP	200,000	Wellcome Trust Ltd. (The)	2.517	02/07/2118	254,890

					26,064,072

		United States—0.1%
EUR	100,000	Medtronic Global Holdings SCA	1.625	03/07/2031	118,123

		Total Corporate Bonds (Cost $118,840,990)			117,422,331

		Sovereign Debt Obligations—0.1%
		Spain—0.1%
EUR	100,000	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA (Cost $114,156)	0.850	12/17/2023	115,723

	Number of Shares
		Money Market Funds—0.1%
	77,510	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(c) (Cost $77,510)			77,510

		Total Investments in Securities (Cost $119,032,656)—98.8%			117,615,564

		Other assets less liabilities—1.2%			1,403,904

		Net Assets—100.0%			$119,019,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco International Corporate Bond ETF (PICB) (continued)

April 30, 2019

(Unaudited)

Abbreviations:

CAD—Canadian Dollar

CHF—Swiss Franc

DIP—Debtor-In-Possession

DPNT—Deposit Note

EUR—Euro

EMTN—Euro Medium-Term Note

GBP—British Pound

GMTN—Global Medium-Term Note

JPY—Japanese Yen

MTN—Medium-Term Note

NOK—Norwegian Krone

SEK—Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $727,962, which represented less than 1% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

April 30, 2019

(Unaudited)

	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global Short Term High Yield Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$3,191,520,904	$214,418,281	$117,538,054
Affiliated investments in securities, at value	9,469,957	9,059,177	77,510
Cash	—	122,263	—
Foreign currencies, at value	—	—	328,681
Cash segregated as collateral	3,160,379	1,789,333	—
Receivable for:
Dividends and interest	41,268,367	3,967,770	1,320,953
Investments sold	2,287,352	141	228,701
Shares sold	216,303	1,705,303	—
Securities lending	747	8,840	—
Foreign tax reclaims	—	—	47,684
Investments matured, at value(a)	—	2,000,886	—

Total assets	3,247,924,009	233,071,994	119,541,583

Liabilities:
Due to custodian	95,488	—	—
Payable for:
Collateral upon receipt of securities in-kind	3,160,379	1,789,333	—
Shares repurchased	3,055,396	—	—
Investments purchased	242,799	5,763,014	473,295
Collateral upon return of securities loaned	—	5,457,693	—
Accrued unitary management fees	1,362,123	62,379	48,820

Total liabilities	7,916,185	13,072,419	522,115

Net Assets	$3,240,007,824	$219,999,575	$119,019,468

Net assets consist of:
Shares of beneficial interest	$3,593,804,894	$231,241,298	$120,799,797
Distributable earnings	(353,797,070)	(11,241,723)	(1,780,329)

Net Assets	$3,240,007,824	$219,999,575	$119,019,468

Shares outstanding (unlimited amount authorized, $0.01 par value)	115,800,000	9,500,000	4,550,000
Net asset value	$27.98	$23.16	$26.16

Market price	$27.98	$23.18	$26.13

Unaffiliated investments in securities, at cost	$3,244,318,488	$219,891,838	$118,955,146

Affiliated investments in securities, at cost	$9,469,957	$9,059,177	$77,510

Foreign currencies, at cost	$—	$—	$332,726

Investments matured, at cost	$—	$3,641,936	$—

(a) Includes securities on loan with an aggregate value of:	$—	$5,255,100	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Statements of Operations

For the six months ended April 30, 2019

(Unaudited)

	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global Short Term High Yield Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Investment income:
Unaffiliated interest income	$99,669,139	$5,674,535	$1,197,463
Affiliated dividend income	144,675	29,365	914
Securities lending income	2,729	40,451	—
Foreign withholding tax	—	—	(33)

Total investment income	99,816,543	5,744,351	1,198,344

Expenses:
Unitary management fees	8,776,913	370,152	291,676

Less: Waivers	(11,133)	(2,288)	(52)

Net expenses	8,765,780	367,864	291,624

Net investment income	91,050,763	5,376,487	906,720

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(36,803,316)	(1,903,303)	11,907
In-kind redemptions	(14,998,844)	(14,600)	(290,893)
Foreign currencies	—	—	(49,205)

Net realized gain (loss)	(51,802,160)	(1,917,903)	(328,191)

Change in net unrealized appreciation of:
Investment securities	285,229,741	2,270,075	4,084,631
Foreign currencies	—	—	42,430

Net change in unrealized appreciation	285,229,741	2,270,075	4,127,061

Net realized and unrealized gain	233,427,581	352,172	3,798,870

Net increase in net assets resulting from operations	$324,478,344	$5,728,659	$4,705,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statements of Changes in Net Assets

For the six months ended April 30, 2019 and the year ended October 31, 2018

(Unaudited)

	Invesco Emerging Markets Sovereign Debt ETF (PCY)
	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Operations:
Net investment income	$91,050,763	$207,115,522
Net realized gain (loss)	(51,802,160)	(195,368,204)
Net change in unrealized appreciation (depreciation)	285,229,741	(381,155,584)

Net increase (decrease) in net assets resulting from operations	324,478,344	(369,408,266)

Distributions to Shareholders from:
Distributable earnings	(91,166,369)	(206,825,184)

Shareholder Transactions:
Proceeds from shares sold	578,960,488	932,638,168
Value of shares repurchased	(1,276,629,214)	(1,622,750,219)
Transaction fees	—	—

Net increase (decrease) in net assets resulting from shares transactions	(697,668,726)	(690,112,051)

Increase (Decrease) in Net Assets	(464,356,751)	(1,266,345,501)

Net Assets:
Beginning of period	3,704,364,575	4,970,710,076

End of period	$3,240,007,824	$3,704,364,575

Changes in Shares Outstanding:
Shares sold	21,300,000	33,100,000
Shares repurchased	(46,900,000)	(59,500,000)
Shares outstanding, beginning of period	141,400,000	167,800,000

Shares outstanding, end of period	115,800,000	141,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Global Short Term High Yield Bond ETF (PGHY)		Invesco International Corporate Bond ETF (PICB)
Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018

$5,376,487	$12,163,750	$906,720	$2,330,961
(1,917,903)	(1,800,498)	(328,191)	(730,343)
2,270,075	(7,819,168)	4,127,061	(6,694,101)

5,728,659	2,544,084	4,705,590	(5,093,483)

(5,638,195)	(12,214,323)	(918,721)	(2,351,554)

11,580,548	78,433,142	2,597,030	4,034,954
(8,071,439)	(74,455,451)	(6,337,028)	(37,583,540)
—	—	3,257	—

3,509,109	3,977,691	(3,736,741)	(33,548,586)

3,599,573	(5,692,548)	50,128	(40,993,623)

216,400,002	222,092,550	118,969,340	159,962,963

$219,999,575	$216,400,002	119,019,468	$118,969,340

500,000	3,300,000	100,000	150,000
(350,000)	(3,150,000)	(250,000)	(1,400,000)
9,350,000	9,200,000	4,700,000	5,950,000

9,500,000	9,350,000	4,550,000	4,700,000

35

Financial Highlights

Invesco Emerging Markets Sovereign Debt ETF (PCY)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$26.20		$29.62	$29.81	$28.08	$29.03	$27.93
Net investment income(a)	0.70		1.26	1.45	1.46	1.48	1.28
Net realized and unrealized gain (loss) on investments	1.78		(3.42)	(0.17)	1.74	(0.97)	1.10
Total from investment operations	2.48		(2.16)	1.28	3.20	0.51	2.38
Distributions to shareholders from:
Net investment income	(0.70)		(1.26)	(1.46)	(1.47)	(1.46)	(1.28)
Return of capital	—		—	(0.01)	—	—	—
Total distributions	(0.70)		(1.26)	(1.47)	(1.47)	(1.46)	(1.28)
Net asset value at end of period	$27.98		$26.20	$29.62	$29.81	$28.08	$29.03
Market price at end of period(b)	$27.98		$26.13	$29.62	$29.70	$28.02	$29.08
Net Asset Value Total Return(c)	9.60%		(7.42)%	4.49%	11.79%	1.87%	8.77%
Market Price Total Return(c)	9.90%		(7.66)%	4.88%	11.61%	1.49%	9.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,240,008		$3,704,365	$4,970,710	$4,125,597	$2,653,385	$2,429,411
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.19	%(d)	4.51%	4.98%	5.06%	5.25%	4.52%
Portfolio turnover rate(e)	17%		54%	30%	30%	27%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco Global Short Term High Yield Bond ETF (PGHY)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$23.14		$24.14	$24.16	$23.50	$24.12	$24.84
Net investment income(a)	0.58		1.24	1.34	1.51	1.04	0.99
Net realized and unrealized gain (loss) on investments	0.05		(1.00)	0.02	0.59	(0.62)	(0.67)
Total from investment operations	0.63		0.24	1.36	2.10	0.42	0.32
Distributions to shareholders from:
Net investment income	(0.61)		(1.24)	(1.37)	(1.42)	(1.03)	(1.00)
Return of capital	—		—	(0.01)	(0.02)	(0.01)	(0.04)
Total distributions	(0.61)		(1.24)	(1.38)	(1.44)	(1.04)	(1.04)
Net asset value at end of period	$23.16		$23.14	$24.14	$24.16	$23.50	$24.12
Market price at end of period(b)	$23.18		$23.03	$24.19	$24.23	$23.37	$24.04
Net Asset Value Total Return(c)	2.77%		1.05%	5.76%	9.27%	1.83%	1.27%
Market Price Total Return(c)	3.36%		0.36%	5.66%	10.17%	1.61%	0.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$220,000		$216,400	$222,093	$68,862	$27,029	$37,389
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	5.08	%(d)	5.25%	5.52%	6.43%	4.43%	4.03%
Portfolio turnover rate(e)	36%		42%	38%	53%	50%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco International Corporate Bond ETF (PICB)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$25.31		$26.88	$25.08	$25.95	$28.77	$29.50
Net investment income(a)	0.20		0.43	0.42	0.55	0.62	0.77
Net realized and unrealized gain (loss) on investments	0.85		(1.57)	1.80	(0.86)	(2.82)	(0.75)
Total from investment operations	1.05		(1.14)	2.22	(0.31)	(2.20)	0.02
Distributions to shareholders from:
Net investment income	(0.20)		(0.43)	(0.23)	—	(0.03)	(0.74)
Net realized gains	—		—	—	—	—	(0.03)
Return of capital	—		—	(0.19)	(0.56)	(0.59)	—
Total distributions	(0.20)		(0.43)	(0.42)	(0.56)	(0.62)	(0.77)
Transaction fees(a)	0.00	(b)	—	0.00 (b)	0.00 (b)	0.00 (b)	0.02
Net asset value at end of period	$26.16		$25.31	$26.88	$25.08	$25.95	$28.77
Market price at end of period(c)	$26.13		$25.28	$26.89	$25.02	$25.89	$28.77
Net Asset Value Total Return(d)	4.17%		(4.31)%	8.95%	(1.26)%	(7.73)%	0.09%
Market Price Total Return(d)	4.18%		(4.46)%	9.25%	(1.26)%	(7.94)%	(0.08)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$119,019		$118,969	$159,963	$160,539	$189,454	$263,233
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.55	%(e)	1.58%	1.62%	2.12%	2.29%	2.57%
Portfolio turnover rate(f)	4%		12%	14%	24%	13%	17%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2019

(Unaudited)

Note 1—Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Emerging Markets Sovereign Debt ETF (PCY)	“Emerging Markets Sovereign Debt ETF”
Invesco Global Short Term High Yield Bond ETF (PGHY)	“Global Short Term High Yield Bond ETF”
Invesco International Corporate Bond ETF (PICB)	“International Corporate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global Short Term High Yield Bond ETF	DB Global Short Maturity High Yield Bond Index
International Corporate Bond ETF	S&P International Corporate Bond Index®

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for the Funds because the Funds invest in non-U.S. securities, which may have lower trading volumes.

Changing Global Fixed-Income Market Conditions. Each Fund invests in fixed-income securities. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and possible continued fluctuations in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Funds’ transaction costs.

Fixed-Income Securities Risk. Each Fund invests in fixed-income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down.

39

When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Geographic Concentration Risk. A natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact a Fund’s investments in the affected country or region.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. To the extent that a Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Sampling Risk. Each Fund’s use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Foreign Investment Risk. Investments in the securities of non-U.S issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

Global Bonds Risk. Each Fund invests in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Sovereign Debt Risk. Risks of sovereign debt include the relative size of the debt burden to the economy as a whole and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the

40

principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, these Funds may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

C.

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination — For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders — Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes — Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses — Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications — Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

K.

Securities Lending — During the six-month period ended April 30, 2019, Emerging Markets Sovereign Debt ETF and Global Short Term High Yield Bond ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

42

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Emerging Markets Sovereign Debt ETF	0.50%
Global Short Term High Yield Bond ETF	0.35%
International Corporate Bond ETF	0.50%

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2019, the Adviser waived fees for each Fund in the following amounts:

Emerging Markets Sovereign Debt ETF	$11,133
Global Short Term High Yield Bond ETF	2,288
International Corporate Bond ETF	52

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global Short Term High Yield Bond ETF	Deutsche Bank Securities Inc.
International Corporate Bond ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

43

During the six-month period ended April 30, 2019, there were no material transfers in and out of Level 3.

	Level 1	Level 2	Level 3	Total
Emerging Markets Sovereign Debt ETF
Investments in Securities
Sovereign Debt Obligations	$—	$3,191,520,904	$—	$3,191,520,904
Money Market Funds	9,469,957	—	—	9,469,957

Total Investments	$9,469,957	$3,191,520,904	$—	$3,200,990,861

Global Short Term High Yield Bond ETF
Investments in Securities
Corporate Bonds	$—	$189,767,077	$23,760	$189,790,837
Sovereign Debt Obligations	—	24,475,027	—	24,475,027
Common Stocks & Other Equity Interests	91,041	—	55,838	146,879
Preferred Stocks	—	—	5,538	5,538
Money Market Funds	9,059,177	—	—	9,059,177
Investments Matured	—	1,055,119	945,767	2,000,886

Total Investments	$9,150,218	$215,297,223	$1,030,903	$225,478,344

International Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$117,422,331	$—	$117,422,331
Sovereign Debt Obligations	—	115,723	—	115,723
Money Market Funds	77,510	—	—	77,510

Total Investments	$77,510	$117,538,054	$—	$117,615,564

Note 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
Emerging Markets Sovereign Debt ETF	$818,907	$39,473,767	$197,919,758	$238,212,432
Global Short Term High Yield Bond ETF	—	1,023,935	911,430	1,935,365
International Corporate Bond ETF	—	—	—	—

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6—Investment Transactions

For the six-month period ended April 30, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Emerging Markets Sovereign Debt ETF	$612,249,317	$600,478,724
Global Short Term High Yield Bond ETF	72,010,838	73,855,003
International Corporate Bond ETF	5,472,566	4,214,771

44

For the six-month period ended April 30, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Emerging Markets Sovereign Debt ETF	$535,532,309	$1,237,657,280
Global Short Term High Yield Bond ETF	8,783,532	4,732,612
International Corporate Bond ETF	1,277,105	5,953,994

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Emerging Markets Sovereign Debt ETF	$55,959,860	$(119,917,070)	$(63,957,210)	$3,264,948,071
Global Short Term High Yield Bond ETF	1,254,747	(9,702,495)	(8,447,748)	233,926,092
International Corporate Bond ETF	2,300,819	(3,727,282)	(1,426,463)	119,042,027

Note 7—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 8—Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

45

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Actual	$1,000.00	$1,096.00	0.50%	$2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Global Short Term High Yield Bond ETF (PGHY)
Actual	1,000.00	1,027.70	0.35	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco International Corporate Bond ETF (PICB)
Actual	1,000.00	1,041.70	0.50	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

46

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2019, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 73 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco DWA Tactical Multi-Asset Income ETF

Invesco DWA Tactical Sector Rotation ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco LadderRite 0-5 Year Corporate Bond ETF

Invesco MSCI Emerging Markets Equal Country Weight ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500 Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500 Momentum ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P High Income Infrastructure ETF

Invesco S&P International Developed High Dividend Low Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco Senior Loan ETF

Invesco Shipping ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free Weekly ETF

Also at the April 11, 2019 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

47

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2018, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that such Funds’ performance prior to the closing of the Transaction on April 6, 2018 is that of their predecessor Guggenheim ETFs. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year, five-year and since-inception periods for Invesco Global Short Term High Yield Bond ETF and the one-year, ten-year and since-inception periods for Invesco VRDO Tax-Free Weekly ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Global Short Term High Yield Bond ETF’s and Invesco VRDO Tax-Free Weekly ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for each Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

0.04%:	Invesco PureBetaTM MSCI USA ETF

0.05%:	Invesco PureBetaTM US Aggregate Bond ETF

0.06%:	Invesco PureBetaTM MSCI USA Small Cap ETF

0.07%:	Invesco PureBetaTM 0-5 Yr US TIPS ETF, Invesco PureBetaTM FTSE Developed ex-North America ETF

0.08%:	Invesco Treasury Collateral ETF

0.10%:	Invesco S&P 500 Minimum Variance ETF (the Trustees noted that, prior to April 20, 2018, Invesco S&P 500 Minimum Variance ETF’s unitary advisory fee was 0.13%)

0.13%:	Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

0.14%:	Invesco PureBetaTM FTSE Emerging Markets ETF

48

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.15%:	Invesco DWA Tactical Sector Rotation ETF

0.20%:	Invesco Russell 1000 Equal Weight ETF

0.22%:	Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco LadderRite 0-5 Year Corporate Bond ETF

0.25%:	Invesco 1-30 Laddered Treasury ETF, Invesco DWA Tactical Multi-Asset Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free Weekly ETF

0.28%:	Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

0.29%:	Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

0.30%:	Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

0.35%:	Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF

0.45%:	Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P High Income Infrastructure ETF

0.49%:	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

0.50%:	Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

0.55%:	Invesco International BuyBack AchieversTM ETF

0.60%:	Invesco DWA SmallCap Momentum ETF

0.65%:	Invesco Senior Loan ETF, Invesco Shipping ETF

0.70%:	Invesco China Technology ETF, Invesco MSCI Emerging Markets Equal Country Weight ETF

0.75%:	Invesco Global Clean Energy ETF, Invesco Global Water ETF

0.80%:	Invesco DWA Developed Markets Momentum ETF

0.90%:	Invesco DWA Emerging Markets Momentum ETF

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that it provides sub-advisory services to other clients. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF		X	X
Invesco DWA Tactical Multi-Asset Income ETF	N/A	N/A	X

49

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco DWA Tactical Sector Rotation ETF	X	N/A	N/A
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X	X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		N/A	X
Invesco Global Short Term High Yield Bond ETF	X	X	X
Invesco Global Water ETF		N/A	X
Invesco International BuyBack AchieversTM ETF			X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco LadderRite 0-5 Year Corporate Bond ETF			X
Invesco MSCI Emerging Markets Equal Country Weight ETF			X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaTM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaTM FTSE Developed ex-North America ETF	X	X	X
Invesco PureBetaTM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaTM MSCI USA ETF	X	X	X
Invesco PureBetaTM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaTM US Aggregate Bond ETF	X		X
Invesco Russell 1000 Enhanced Equal Weight ETF			X
Invesco Russell 1000 Equal Weight ETF	X	X	X
Invesco Russell 1000 Low Beta Equal Weight ETF			X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500 High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X	X	X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF	X	X	X
Invesco S&P Emerging Markets Low Volatility ETF	X	X	X
Invesco S&P Emerging Markets Momentum ETF	X	X	X
Invesco S&P High Income Infrastructure ETF	X	N/A	X

50

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X	X	X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco Senior Loan ETF		X	X
Invesco Shipping ETF			X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free Weekly ETF		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco International Corporate Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Senior Loan ETF, Invesco Taxable Municipal Bond ETF and Invesco VRDO Tax-Free Weekly ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2021, for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF. The Trustees further considered that the Adviser had agreed to waive a portion of its unitary advisory fee, until April 6, 2020, to the extent necessary to prevent Invesco MSCI Emerging Markets Equal Country Weight ETF’s operating expenses (including acquired fund fees and expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses, and extraordinary expenses) from exceeding the unitary advisory fee.

51

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 11, 2019. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

52

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

53

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-9	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

April 30, 2019

PBTP	Invesco PureBetaSM 0-5 Yr US TIPS ETF

PBDM	Invesco PureBetaSM FTSE Developed ex-North America ETF

PBEE	Invesco PureBetaSM FTSE Emerging Markets ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

April 30, 2019

(Unaudited)

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Maturing in 0-5 Years	99.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities—99.9%
	U.S. Treasury Inflation—Indexed Notes—99.9%(a)
$185,866	U.S. Treasury Inflation—Indexed Notes	1.875%	07/15/2019	$187,993
230,279	U.S. Treasury Inflation—Indexed Notes	1.375	01/15/2020	232,029
560,214	U.S. Treasury Inflation—Indexed Notes	0.125	04/15/2020	557,380
388,868	U.S. Treasury Inflation—Indexed Notes	1.250	07/15/2020	393,926
439,101	U.S. Treasury Inflation—Indexed Notes	1.125	01/15/2021	444,369
497,003	U.S. Treasury Inflation—Indexed Notes	0.125	04/15/2021	493,136
417,213	U.S. Treasury Inflation—Indexed Notes	0.625	07/15/2021	420,760
477,999	U.S. Treasury Inflation—Indexed Notes	0.125	01/15/2022	474,223
478,639	U.S. Treasury Inflation—Indexed Notes	0.125	04/15/2022	474,058
467,160	U.S. Treasury Inflation—Indexed Notes	0.125	07/15/2022	465,038
464,874	U.S. Treasury Inflation—Indexed Notes	0.125	01/15/2023	460,261
496,613	U.S. Treasury Inflation—Indexed Notes	0.625	04/15/2023	500,615
461,631	U.S. Treasury Inflation—Indexed Notes	0.375	07/15/2023	463,287
460,420	U.S. Treasury Inflation—Indexed Notes	0.625	01/15/2024	465,488
178,401	U.S. Treasury Inflation—Indexed Notes	0.500	04/15/2024	179,094

	Total U.S. Treasury Securities (Cost $6,188,136)			6,211,657

Number of Shares
	Money Market Funds—0.1%
5,809	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(b) (Cost $5,809)			5,809

	Total Investments in Securities (Cost $6,193,945)—100.0%			6,217,466

	Other assets less liabilities—0.0%			2,668

	Net Assets—100.0%			$6,220,134

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2K.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	18.9
Industrials	15.0
Consumer Discretionary	11.3
Consumer Staples	11.0
Health Care	10.4
Information Technology	7.7
Materials	7.6
Energy	5.5
Communication Services	5.3
Real Estate	3.4
Utilities	3.4
Money Market Funds Plus Other Assets Less Liabilities	0.5

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.5%
	Australia—7.3%
72	Adelaide Brighton Ltd.	$219
104	AGL Energy Ltd.	1,627
80	ALS Ltd.	447
397	Alumina Ltd.	626
184	Amcor Ltd.	2,076
465	AMP Ltd.	743
23	Ansell Ltd.	437
181	APA Group	1,226
101	Aristocrat Leisure Ltd.	1,854
31	ASX Ltd.	1,626
103	Atlas Arteria Ltd.	507
312	Aurizon Holdings Ltd.	1,045
280	AusNet Services	350
446	Australia & New Zealand Banking Group Ltd.	8,539
62	Bank of Queensland Ltd.	405
76	Bendigo & Adelaide Bank Ltd.	551
465	BHP Group Ltd.	12,241
323	BHP Group PLC	7,619
83	BlueScope Steel Ltd.	786
185	Boral Ltd.	632
252	Brambles Ltd.	2,137
41	Caltex Australia Ltd.	785
91	Challenger Ltd.	526
15	CIMIC Group Ltd.	534
84	Coca-Cola Amatil Ltd.	520
9	Cochlear Ltd.	1,187
174	Coles Group Ltd.(a)	1,544
272	Commonwealth Bank of Australia	14,267
77	Computershare Ltd.	966

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
56	Crown Resorts Ltd.	$524
70	CSL Ltd.	9,783
80	CSR Ltd.	200
162	Dexus	1,425
36	Domain Holdings Australia Ltd.	68
10	Domino’s Pizza Enterprises Ltd.	303
94	Downer EDI Ltd.	512
62	DuluxGroup Ltd.	425
161	Evolution Mining Ltd.	361
9	Flight Centre Travel Group Ltd.	243
255	Fortescue Metals Group Ltd.	1,283
279	Goodman Group	2,584
286	GPT Group (The)	1,153
84	Harvey Norman Holdings Ltd.	247
275	Healthscope Ltd.	474
66	Iluka Resources Ltd.	401
268	Incitec Pivot Ltd.	636
366	Insurance Australia Group Ltd.	2,030
58	IOOF Holdings Ltd.	265
89	LendLease Group	833
48	Macquarie Group Ltd.	4,551
20	Magellan Financial Group Ltd.	628
437	Medibank Private Ltd.	880
154	Metcash Ltd.	311
588	Mirvac Group	1,171
436	National Australia Bank Ltd.	7,779
122	Newcrest Mining Ltd.	2,148
95	Northern Star Resources Ltd.	548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
49	Nufarm Ltd.	$175
216	Oil Search Ltd.	1,183
60	Orica Ltd.	785
278	Origin Energy Ltd.	1,442
192	Orora Ltd.	409
47	OZ Minerals Ltd.	329
7	Perpetual Ltd.(b)	202
37	Platinum Asset Management Ltd.	130
101	Qantas Airways Ltd.	399
204	QBE Insurance Group Ltd.	1,857
189	Qube Holdings Ltd.	376
20	Ramsay Health Care Ltd.	919
8	REA Group Ltd.	450
58	Rio Tinto Ltd.	3,893
174	Rio Tinto PLC	10,128
281	Santos Ltd.	1,422
787	Scentre Group	2,116
55	SEEK Ltd.	705
16	Seven Group Holdings Ltd.	221
118	Shopping Centres Australasia Property Group	213
71	Sonic Healthcare Ltd.	1,282
788	South32 Ltd.	1,852
131	Star Entertainment Group Ltd. (The)	419
384	Stockland	1,019
205	Suncorp Group Ltd.	1,915
175	Sydney Airport	939
299	Tabcorp Holdings Ltd.	1,008
661	Telstra Corp. Ltd.	1,573
57	TPG Telecom Ltd.	270
413	Transurban Group	3,907
109	Treasury Wine Estates Ltd.	1,320
520	Vicinity Centres	930
95	Vocus Group Ltd.(a)	261
14	Washington H Soul Pattinson & Co. Ltd.	227
174	Wesfarmers Ltd.	4,410
531	Westpac Banking Corp.	10,282
108	Whitehaven Coal Ltd.	319
12	Wisetech Global Ltd.	189
144	Woodside Petroleum Ltd.	3,587
205	Woolworths Group Ltd.	4,596
59	WorleyParsons Ltd.	595

		176,042

	Austria—0.2%
11	ANDRITZ AG	524
44	Erste Group Bank AG	1,760
22	OMV AG	1,177
20	Raiffeisen Bank International AG	533
22	Telekom Austria AG(a)	165
10	Verbund AG	496
6	Vienna Insurance Group AG Wiener Versicherung Gruppe	167
18	voestalpine AG	577

		5,399

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Belgium—1.0%
3	Ackermans & van Haaren N.V.	$482
29	Ageas	1,527
120	Anheuser-Busch InBev S.A./N.V.	10,659
8	Colruyt S.A.	576
7	Galapagos N.V.(a)	801
11	Groupe Bruxelles Lambert S.A.	1,051
42	KBC Group N.V.	3,108
22	Proximus SADP	615
2	Sofina S.A.	411
11	Solvay S.A.	1,321
8	Telenet Group Holding N.V.	424
19	UCB S.A.	1,506
33	Umicore S.A.(b)	1,276

		23,757

	Cambodia—0.0%
230	NagaCorp Ltd.	295

	Chile—0.0%
55	Antofagasta PLC	651

	China—0.4%
110	AAC Technologies Holdings, Inc.	711
569	BOC (Hong Kong) Holdings Ltd.	2,546
424	China Mengniu Dairy Co. Ltd.	1,567
398	China Travel International Investment Hong Kong Ltd.	92
455	FIH Mobile Ltd.(a)	68
369	Guotai Junan International Holdings Ltd.	74
87	Kerry Logistics Network Ltd.	155
1,138	Lenovo Group Ltd.	1,054
109	Minth Group Ltd.	344
351	MMG Ltd.(a)	152
129	Nexteer Automotive Group Ltd.	202
444	Semiconductor Manufacturing International Corp.(a)	475
567	Shougang Fushan Resources Group Ltd.	137
546	Shui On Land Ltd.	133
295	Tingyi Cayman Islands Holding Corp.	485
162	Towngas China Co. Ltd.(a)	129
182	Uni-President China Holdings Ltd.	166
874	Want Want China Holdings Ltd.	693
495	Xinyi Solar Holdings Ltd.	282

		9,465

	Denmark—1.6%
26	Ambu A/S, Class B	745
1	AP Moller—Maersk A/S, Class A	1,217
1	AP Moller—Maersk A/S, Class B	1,302
16	Carlsberg A/S, Class B	2,065
15	Chr. Hansen Holding A/S	1,529
21	Coloplast A/S, Class B	2,264
103	Danske Bank A/S	1,825
18	Demant A/S(a)	567
4	Drilling Co. of 1972 A/S (The)(a)	307
28	DSV A/S	2,585
9	Genmab A/S(a)	1,493
21	GN Store Nord A/S	1,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Denmark (continued)
9	H. Lundbeck A/S	$378
29	ISS A/S	901
11	Jyske Bank A/S	443
262	Novo Nordisk A/S, Class B	12,802
33	Novozymes A/S, Class B	1,537
23	Orsted A/S(c)	1,760
15	Pandora A/S	629
1	Rockwool International A/S, Class B	267
19	Tryg A/S	580
31	Vestas Wind Systems A/S	2,801

		39,071

	Finland—1.1%
23	Elisa Oyj	975
68	Fortum Oyj	1,436
14	Huhtamaki Oyj(b)	534
10	Kesko Oyj, Class B	519
60	Kone Oyj, Class B	3,285
17	Metso Oyj	633
66	Neste Oyj	2,178
859	Nokia Oyj	4,504
21	Nokian Renkaat Oyj	702
487	Nordea Bank Abp	3,934
16	Orion Oyj, Class B(b)	531
76	Sampo Oyj, Class A	3,472
86	Stora Enso Oyj, Class R	1,066
83	UPM-Kymmene Oyj	2,336
71	Wartsila Oyj Abp	1,131

		27,236

	France—9.9%
31	Accor S.A.	1,305
13	Adevinta ASA, Class A(a)	131
14	Adevinta ASA, Class B(a)	137
4	Aeroports de Paris	814
34	Air France-KLM(a)	392
65	Air Liquide S.A.	8,636
86	Airbus SE	11,747
13	ALD S.A.(c)	191
24	Alstom S.A.	1,054
9	Amundi S.A.(c)	646
11	Arkema S.A.	1,127
14	Atos SE	1,440
300	AXA S.A.	7,983
6	bioMerieux	476
167	BNP Paribas S.A.	8,881
155	Bollore S.A.	736
32	Bouygues S.A.(b)	1,203
43	Bureau Veritas S.A.	1,088
24	Capgemini SE	2,908
87	Carrefour S.A.	1,694
9	Casino Guichard Perrachon S.A.(b)	368
76	Cie de Saint-Gobain	3,104
27	Cie Generale des Etablissements Michelin SCA	3,484
9	CIE Plastic Omnium S.A.	272
25	CNP Assurances	589
7	Covivio	757

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
174	Credit Agricole S.A.	$2,385
94	Danone S.A.	7,593
21	Dassault Systemes SE	3,320
37	Edenred	1,742
12	Eiffage S.A.	1,252
76	Electricite de France S.A.	1,094
30	Elis S.A.(a)	535
252	Engie S.A.	3,729
45	EssilorLuxottica S.A.	5,472
7	Eurazeo SE	549
27	Eutelsat Communications S.A.	487
11	Faurecia S.A.	558
8	Gecina S.A.	1,193
72	Getlink SE	1,158
5	Hermes International	3,514
5	ICADE	427
4	Iliad S.A.	407
6	Imerys S.A.	319
10	Ingenico Group S.A.	842
5	Ipsen S.A.	583
11	JCDecaux S.A.	360
12	Kering S.A.	7,087
31	Klepierre S.A.	1,100
18	Lagardere SCA	489
41	Legrand S.A.	3,011
38	L’Oreal S.A.(b)	10,438
39	LVMH Moet Hennessy Louis Vuitton SE	15,256
133	Natixis S.A.	782
294	Orange S.A.	4,601
7	Orpea	853
33	Pernod Ricard S.A.	5,745
84	Peugeot S.A.	2,199
33	Publicis Groupe S.A.	1,956
4	Remy Cointreau S.A.	533
29	Renault S.A.	1,977
48	Rexel S.A.	644
13	Rubis SCA	711
50	Safran S.A.	7,279
168	Sanofi(b)	14,590
4	Sartorius Stedim Biotech	542
79	Schneider Electric SE	6,681
25	SCOR SE(b)	1,019
4	SEB S.A.	732
4	Societe BIC S.A.	344
112	Societe Generale S.A.	3,542
13	Sodexo S.A.	1,490
58	Suez	814
9	Teleperformance	1,728
16	Thales S.A.	1,909
389	TOTAL S.A.	21,599
13	Ubisoft Entertainment S.A.(a)	1,239
21	Unibail-Rodamco-Westfield	3,607
38	Valeo S.A.(b)	1,378
78	Veolia Environnement S.A.	1,841
72	Vinci S.A.	7,264
148	Vivendi S.A.	4,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
4	Wendel S.A.	$553
6	Worldline S.A.(a)(c)	378

		238,884

	Germany—8.2%
7	1&1 Drillisch AG(b)	261
29	adidas AG	7,446
66	Allianz SE	15,888
98	Aroundtown S.A.	794
7	Axel Springer SE	396
141	BASF SE	11,455
144	Bayer AG	9,576
50	Bayerische Motoren Werke AG	4,253
9	Bayerische Motoren Werke AG (Preference Shares)	664
16	Beiersdorf AG	1,747
25	Brenntag AG	1,346
6	Carl Zeiss Meditec AG-BR	589
165	Commerzbank AG(a)	1,482
17	Continental AG	2,807
25	Covestro AG(c)	1,366
132	Daimler AG	8,630
17	Delivery Hero SE(a)(c)	783
314	Deutsche Bank AG	2,593
28	Deutsche Boerse AG	3,731
37	Deutsche Lufthansa AG	892
149	Deutsche Post AG	5,160
496	Deutsche Telekom AG	8,290
56	Deutsche Wohnen SE	2,515
5	DWS Group GmbH & Co. KGaA(a)(c)	184
333	E.ON SE	3,571
26	Evonik Industries AG	774
4	Fielmann AG	284
6	Fraport AG Frankfurt Airport Services Worldwide	496
33	Fresenius Medical Care AG & Co. KGaA	2,772
63	Fresenius SE & Co. KGaA	3,571
5	FUCHS PETROLUB SE	199
11	FUCHS PETROLUB SE (Preference Shares)	478
26	GEA Group AG	726
4	GRENKE AG(b)	424
9	Hannover Rueck SE	1,356
4	Hapag-Lloyd AG(c)	123
23	HeidelbergCement AG	1,856
7	Hella GmbH & Co. KGaA	380
16	Henkel AG & Co. KGaA	1,523
27	Henkel AG & Co. KGaA (Preference Shares)	2,731
3	HOCHTIEF AG	447
10	HUGO BOSS AG	697
173	Infineon Technologies AG	4,076
20	Innogy SE(c)	928
30	K+S AG	608
11	KION Group AG	752
8	Knorr-Bremse AG(a)	867
14	LANXESS AG	808
10	LEG Immobilien AG	1,163
20	Merck KGaA	2,127
26	METRO AG	440

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
8	MTU Aero Engines AG	$1,880
23	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,748
15	OSRAM Licht AG(b)	513
24	Porsche Automobil Holding SE (Preference Shares)	1,663
36	ProSiebenSat.1 Media SE	566
1	Puma SE	618
1	Rational AG	675
7	Rheinmetall AG	803
10	Rocket Internet SE(a)(c)	263
83	RWE AG	2,118
6	RWE AG (Preference Shares)(a)	153
151	SAP SE	19,390
5	Sartorius AG (Preference Shares)	914
17	Scout24 AG(b)(c)	874
120	Siemens AG	14,355
21	Siemens Healthineers AG(c)	895
12	Suedzucker AG(b)	184
20	Symrise AG	1,921
6	Talanx AG	239
106	Telefonica Deutschland Holding AG	344
74	thyssenkrupp AG(b)	1,040
69	TUI AG	768
31	Uniper SE	938
18	United Internet AG	721
5	Volkswagen AG	893
29	Volkswagen AG (Preference Shares)	5,039
80	Vonovia SE	3,987
2	Wacker Chemie AG	175
18	Wirecard AG(b)	2,697
21	Zalando SE(a)(c)	987

		198,386

	Hong Kong—3.3%
1,844	AIA Group Ltd.	18,792
43	ASM Pacific Technology Ltd.	498
188	Bank of East Asia Ltd. (The)	593
462	Brightoil Petroleum Holdings Ltd.(a)(d)	22
53	Cafe de Coral Holdings Ltd.	131
125	Cathay Pacific Airways Ltd.	210
309	Champion	262
169	Chow Tai Fook Jewellery Group Ltd.	181
413	CK Asset Holdings Ltd.	3,316
411	CK Hutchison Holdings Ltd.	4,317
98	CK Infrastructure Holdings Ltd.	796
253	CLP Holdings Ltd.	2,869
58	Dah Sing Banking Group Ltd.	111
23	Dah Sing Financial Holdings Ltd.	121
47	Dairy Farm International Holdings Ltd.	368
369	First Pacific Co. Ltd.	153
43	Great Eagle Holdings Ltd.	203
355	Haitong International Securities Group Ltd.	129
138	Hang Lung Group Ltd.	411
321	Hang Lung Properties Ltd.	755
110	Hang Seng Bank Ltd.	2,888
187	Henderson Land Development Co. Ltd.	1,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
1,376	Hong Kong & China Gas Co. Ltd.	$3,283
190	Hong Kong Exchanges & Clearing Ltd.	6,587
185	Hongkong Land Holdings Ltd.	1,289
141	Huabao International Holdings Ltd.	66
802	Hutchison Port Holdings Trust	188
204	Hutchison Telecommunications Hong Kong Holdings Ltd.	86
98	Hysan Development Co. Ltd.	548
33	Jardine Matheson Holdings Ltd.	2,171
29	Jardine Strategic Holdings Ltd.	1,097
54	Johnson Electric Holdings Ltd.	127
94	Kerry Properties Ltd.	401
917	Li & Fung Ltd.	152
71	Lifestyle International Holdings Ltd.	124
329	Link	3,837
318	Mapletree North Asia Commercial Trust(c)	318
126	Melco International Development Ltd.	309
222	MTR Corp. Ltd.	1,321
872	New World Development Co. Ltd.	1,443
221	NWS Holdings Ltd.	459
659	PCCW Ltd.	397
207	Power Assets Holdings Ltd.	1,443
164	Sa Sa International Holdings Ltd.(b)	56
175	Shangri-La Asia Ltd.	248
293	Shun Tak Holdings Ltd.	130
470	Sino Land Co. Ltd.	827
348	Sun Art Retail Group Ltd.	304
218	Sun Hung Kai Properties Ltd.	3,762
80	Swire Pacific Ltd., Class A	1,013
146	Swire Pacific Ltd., Class B	289
167	Swire Properties Ltd.	678
198	Techtronic Industries Co. Ltd.	1,431
46	Television Broadcasts Ltd.	90
1,144	United Energy Group Ltd.	214
120	Vitasoy International Holdings Ltd.	604
25	VTech Holdings Ltd.	228
1,328	WH Group Ltd.(c)	1,574
193	Wharf Holdings Ltd. (The)	555
193	Wharf Real Estate Investment Co. Ltd.	1,479
130	Wheelock & Co. Ltd.	925
317	Xinyi Glass Holdings Ltd.	362
114	Yue Yuen Industrial Holdings Ltd.	368

		79,060

	Indonesia—0.0%
1,011	Golden Agri-Resources Ltd.	215

	Ireland—0.6%
120	AIB Group PLC	557
146	Bank of Ireland Group PLC	931
127	CRH PLC	4,238
31	Glanbia PLC	569
70	James Hardie Industries PLC	950
23	Kerry Group PLC, Class A	2,573
24	Kingspan Group PLC	1,261
12	Paddy Power Betfair PLC	1,015
38	Smurfit Kappa Group PLC	1,112

		13,206

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Israel—0.5%
10	Airport City Ltd.(a)	$166
16	Alony Hetz Properties & Investments Ltd.	195
18	Amot Investments Ltd.	106
5	Azrieli Group Ltd.	284
163	Bank Hapoalim BM	1,197
228	Bank Leumi Le-Israel BM	1,558
324	Bezeq The Israeli Telecommunication Corp. Ltd.	221
1	Delek Group Ltd.	190
4	Elbit Systems Ltd.	556
8	First International Bank of Israel Ltd.	201
15	Gazit-Globe Ltd.	121
18	Harel Insurance Investments & Financial Services Ltd.	135
99	Israel Chemicals Ltd.	524
1	Israel Corp. Ltd. (The)	241
185	Israel Discount Bank Ltd., Class A	720
2	Melisron Ltd.	101
87	Migdal Insurance & Financial Holding Ltd.	90
20	Mizrahi Tefahot Bank Ltd.	432
10	Nice Ltd.(a)	1,378
237	Oil Refineries Ltd.(a)	116
2	Paz Oil Co. Ltd.	291
20	Phoenix Holdings Ltd. (The)	114
17	Shufersal Ltd.	113
6	Strauss Group Ltd.	153
152	Teva Pharmaceutical Industries Ltd.(a)	2,337
15	Tower Semiconductor Ltd.(a)	273

		11,813

	Italy—2.1%
245	A2A SpA	409
199	Assicurazioni Generali SpA	3,858
84	Atlantia SpA	2,289
40	Banca Mediolanum SpA	293
241	Banco BPM SpA(a)	573
11	Buzzi Unicem SpA	244
10	Buzzi Unicem SpA-RSP	152
90	Davide Campari-Milano SpA	906
4	DiaSorin SpA	390
1,204	Enel SpA	7,609
387	Eni SpA	6,600
20	Ferrari N.V.	2,707
62	FinecoBank Banca Fineco SpA	815
121	Hera SpA	430
2,321	Intesa Sanpaolo SpA	6,079
78	Italgas SpA	486
61	Leonardo SpA	704
55	Mediaset SpA(a)(b)	183
110	Mediobanca Banca di Credito Finanziario SpA	1,165
26	Moncler SpA	1,066
67	Pirelli & C SpA(a)(c)	489
73	Poste Italiane SpA(c)	778
81	PRADA SpA	229
40	Prysmian SpA	771
16	Recordati SpA	645
91	Saipem SpA(a)	461
10	Salvatore Ferragamo SpA(b)	226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy (continued)
352	Snam SpA	$1,790
1,600	Telecom Italia SpA(a)	894
957	Telecom Italia SpA-RSP	499
224	Terna Rete Elettrica Nazionale SpA	1,340
342	UniCredit SpA	4,726
156	Unione di Banche Italiane SpA	486
90	UnipolSai Assicurazioni SpA(b)	246

		50,538

	Japan—23.7%
11	77 Bank Ltd. (The)	157
4	ABC-Mart, Inc.	249
60	Acom Co. Ltd.(b)	210
28	Advantest Corp.	789
110	Aeon Co. Ltd.	2,029
18	AEON Financial Service Co. Ltd.	372
19	Aeon Mall Co. Ltd.	291
30	AGC, Inc.	1,020
8	Aica Kogyo Co. Ltd.	276
46	Aiful Corp.(a)	107
4	Ain Holdings, Inc.	318
24	Air Water, Inc.	365
28	Aisin Seiki Co. Ltd.	1,082
76	Ajinomoto Co., Inc.	1,223
28	Alfresa Holdings Corp.	778
30	Alps Alpine Co. Ltd.	632
52	Amada Holdings Co. Ltd.	577
18	ANA Holdings, Inc.	628
7	Aoyama Trading Co. Ltd.	153
18	Aozora Bank Ltd.	438
14	Aplus Financial Co. Ltd.(a)	11
3	Ariake Japan Co. Ltd.	174
60	Asahi Group Holdings Ltd.	2,601
16	Asahi Intecc Co. Ltd.	806
197	Asahi Kasei Corp.	2,022
28	Asics Corp.	343
3	ASKUL Corp.	81
300	Astellas Pharma, Inc.	4,065
10	Autobacs Seven Co. Ltd.	174
6	Awa Bank Ltd. (The)	150
20	Azbil Corp.	479
31	Bandai Namco Holdings, Inc.	1,475
11	Bank of Kyoto Ltd. (The)	474
10	Benefit One, Inc.	208
11	Benesse Holdings, Inc.	303
24	Bic Camera, Inc.	257
95	Bridgestone Corp.	3,758
37	Brother Industries Ltd.	725
12	Calbee, Inc.	330
7	Canon Marketing Japan, Inc.	151
158	Canon, Inc.	4,382
14	Capcom Co. Ltd.	315
34	Casio Computer Co. Ltd.	428
28	Central Japan Railway Co.	6,007
104	Chiba Bank Ltd. (The)	543
111	Chubu Electric Power Co., Inc.	1,611
34	Chugai Pharmaceutical Co. Ltd.	2,149

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
27	Chugoku Bank Ltd. (The)	$260
46	Chugoku Electric Power Co., Inc. (The)	548
43	Citizen Watch Co. Ltd.	241
23	Coca-Cola Bottlers Japan Holdings, Inc.	565
16	COMSYS Holdings Corp.	419
188	Concordia Financial Group Ltd.	729
10	Cosmo Energy Holdings Co. Ltd.	206
1	Cosmos Pharmaceutical Corp.	159
25	Credit Saison Co. Ltd.	318
15	CyberAgent, Inc.	597
47	Dai Nippon Printing Co. Ltd.	1,111
47	Daicel Corp.	524
6	Daido Steel Co. Ltd.	243
15	Daifuku Co. Ltd.	913
168	Dai-ichi Life Holdings, Inc.	2,406
98	Daiichi Sankyo Co. Ltd.	4,823
7	Daiichikosho Co. Ltd.	342
41	Daikin Industries Ltd.	5,191
7	Daishi Hokuetsu Financial Group, Inc.	205
11	Daito Trust Construction Co. Ltd.	1,468
101	Daiwa House Industry Co. Ltd.	2,821
241	Daiwa Securities Group, Inc.	1,115
17	DeNA Co. Ltd.	265
14	Denka Co. Ltd.	420
70	Denso Corp.	3,050
35	Dentsu, Inc.	1,425
13	DIC Corp.	380
4	Disco Corp.	685
16	DMG Mori Co. Ltd.	228
7	Dowa Holdings Co. Ltd.	227
57	East Japan Railway Co.	5,356
16	Ebara Corp.	489
41	Eisai Co. Ltd.	2,376
26	Electric Power Development Co. Ltd.	602
5	Exedy Corp.	114
8	Ezaki Glico Co. Ltd.	421
36	FamilyMart UNY Holdings Co. Ltd.	959
12	Fancl Corp.	356
30	FANUC Corp.	5,596
8	Fast Retailing Co. Ltd.	4,616
4	FP Corp.	242
18	Fuji Electric Co. Ltd.	634
7	Fuji Media Holdings, Inc.	94
7	Fuji Oil Holdings, Inc.	224
7	Fuji Seal International, Inc.	244
57	FUJIFILM Holdings Corp.	2,653
43	Fujikura Ltd.	177
9	Fujitsu General Ltd.	131
30	Fujitsu Ltd.	2,191
23	Fukuoka Financial Group, Inc.	532
5	Fukuyama Transporting Co. Ltd.	192
10	Furukawa Electric Co. Ltd.	263
3	Fuyo General Lease Co. Ltd.	149
9	Glory Ltd.	226
9	GMO Internet, Inc.	139
6	GMO Payment Gateway, Inc.	472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
3	Goldwin, Inc.	$477
12	GS Yuasa Corp.	240
59	GungHo Online Entertainment, Inc.	184
68	Gunma Bank Ltd. (The)	268
14	H2O Retailing Corp.	178
65	Hachijuni Bank Ltd. (The)	260
38	Hakuhodo DY Holdings, Inc.	639
21	Hamamatsu Photonics K.K.	849
34	Hankyu Hanshin Holdings, Inc.	1,267
44	Haseko Corp.	530
8	Heiwa Corp.	159
3	Hikari Tsushin, Inc.	553
42	Hino Motors Ltd.	395
5	Hirose Electric Co. Ltd.	577
46	Hiroshima Bank Ltd. (The)	247
5	HIS Co. Ltd.	159
11	Hisamitsu Pharmaceutical Co., Inc.	465
7	Hitachi Capital Corp.	162
16	Hitachi Chemical Co. Ltd.	424
17	Hitachi Construction Machinery Co. Ltd.	450
10	Hitachi High-Technologies Corp.	444
142	Hitachi Ltd.	4,703
31	Hitachi Metals Ltd.	357
7	Hitachi Transport System Ltd.	194
28	Hokkaido Electric Power Co., Inc.	157
20	Hokuhoku Financial Group, Inc.	219
27	Hokuriku Electric Power Co.(a)	200
267	Honda Motor Co. Ltd.	7,434
6	Horiba Ltd.	361
8	Hoshizaki Corp.	517
12	House Foods Group, Inc.	482
57	Hoya Corp.	4,000
56	Hulic Co. Ltd.	482
17	Ibiden Co. Ltd.	304
32	Ichigo, Inc.	103
35	Idemitsu Kosan Co. Ltd.	1,133
21	IHI Corp.	497
22	Iida Group Holdings Co. Ltd.	371
145	Inpex Corp.	1,407
57	Isetan Mitsukoshi Holdings Ltd.	542
79	Isuzu Motors Ltd.	1,132
9	Ito EN Ltd.	447
217	ITOCHU Corp.	3,897
16	ITOCHU Techno-Solutions Corp.	391
21	Itoham Yonekyu Holdings, Inc.	131
43	Iyo Bank Ltd. (The)	238
6	Izumi Co. Ltd.	261
39	J Front Retailing Co. Ltd.	474
19	Japan Airlines Co. Ltd.	636
7	Japan Airport Terminal Co. Ltd.	294
7	Japan Aviation Electronics Industry Ltd.	113
85	Japan Exchange Group, Inc.	1,380
5	Japan Petroleum Exploration Co. Ltd.	109
65	Japan Post Bank Co. Ltd.	714
203	Japan Post Holdings Co. Ltd.	2,266
30	Japan Post Insurance Co. Ltd.	605
10	Japan Steel Works Ltd. (The)	192

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
182	Japan Tobacco, Inc.	$4,210
82	JFE Holdings, Inc.	1,403
34	JGC Corp.	485
30	JSR Corp.	455
36	JTEKT Corp.	462
487	JXTG Holdings, Inc.	2,364
12	Kagome Co. Ltd.	326
72	Kajima Corp.	1,063
21	Kakaku.com, Inc.	430
5	Kaken Pharmaceutical Co. Ltd.	213
16	Kamigumi Co. Ltd.	381
16	Kandenko Co. Ltd.	134
9	Kaneka Corp.	346
115	Kansai Electric Power Co., Inc. (The)	1,389
28	Kansai Mirai Financial Group, Inc.	195
31	Kansai Paint Co. Ltd.	589
74	Kao Corp.	5,685
23	Kawasaki Heavy Industries Ltd.	534
13	Kawasaki Kisen Kaisha Ltd.(a)	188
275	KDDI Corp.	6,273
15	Keihan Holdings Co. Ltd.	636
39	Keikyu Corp.	664
18	Keio Corp.	1,083
22	Keisei Electric Railway Co. Ltd.	768
18	Kewpie Corp.	415
14	Keyence Corp.	8,688
28	Kikkoman Corp.	1,297
21	Kinden Corp.	336
28	Kintetsu Group Holdings Co. Ltd.	1,241
127	Kirin Holdings Co. Ltd.	2,873
5	Kissei Pharmaceutical Co. Ltd.	123
10	Kobayashi Pharmaceutical Co. Ltd.	796
47	Kobe Steel Ltd.	358
9	Koei Tecmo Holdings Co. Ltd.	163
18	Koito Manufacturing Co. Ltd.	1,070
13	Kokuyo Co. Ltd.	165
140	Komatsu Ltd.	3,585
4	Komeri Co. Ltd.	84
15	Konami Holdings Corp.	681
72	Konica Minolta, Inc.	720
4	Kose Corp.	749
26	K’s Holdings Corp.	232
170	Kubota Corp.	2,569
56	Kuraray Co. Ltd.	748
17	Kurita Water Industries Ltd.	441
2	Kusuri NO Aoki Holdings Co. Ltd.	140
49	Kyocera Corp.	3,163
7	KYORIN Holdings, Inc.	131
4	Kyoritsu Maintenance Co. Ltd.	205
14	Kyowa Exeo Corp.	381
40	Kyowa Hakko Kirin Co. Ltd.	774
6	Kyudenko Corp.	170
73	Kyushu Electric Power Co., Inc.	706
61	Kyushu Financial Group, Inc.	245
25	Kyushu Railway Co.	813
7	Lawson, Inc.	326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
8	LINE Corp.(a)	$268
8	Lintec Corp.	172
40	Lion Corp.	822
41	LIXIL Group Corp.	533
64	M3, Inc.	1,131
8	Mabuchi Motor Co. Ltd.	295
21	Maeda Corp.	208
9	Maeda Road Construction Co. Ltd.	178
39	Makita Corp.	1,418
248	Marubeni Corp.	1,770
6	Maruha Nichiro Corp.	190
33	Marui Group Co. Ltd.	669
10	Maruichi Steel Tube Ltd.	276
16	Matsui Securities Co. Ltd.	142
12	Matsumotokiyoshi Holdings Co. Ltd.	394
90	Mazda Motor Corp.	1,063
161	Mebuki Financial Group, Inc.	409
25	Medipal Holdings Corp.	560
7	Megmilk Snow Brand Co. Ltd.	154
21	MEIJI Holdings Co. Ltd.	1,650
67	MinebeaMitsumi, Inc.	1,185
8	Miraca Holdings, Inc.	204
44	MISUMI Group, Inc.	1,137
195	Mitsubishi Chemical Holdings Corp.	1,382
197	Mitsubishi Corp.	5,405
303	Mitsubishi Electric Corp.	4,304
181	Mitsubishi Estate Co. Ltd.	3,048
30	Mitsubishi Gas Chemical Co., Inc.	447
45	Mitsubishi Heavy Industries Ltd.	1,867
11	Mitsubishi Logistics Corp.	293
20	Mitsubishi Materials Corp.	518
99	Mitsubishi Motors Corp.	554
2	Mitsubishi Shokuhin Co. Ltd.	52
35	Mitsubishi Tanabe Pharma Corp.	439
1,939	Mitsubishi UFJ Financial Group, Inc.	9,574
69	Mitsubishi UFJ Lease & Finance Co. Ltd.	349
259	Mitsui & Co. Ltd.	4,172
29	Mitsui Chemicals, Inc.	708
144	Mitsui Fudosan Co. Ltd.	3,319
9	Mitsui Mining & Smelting Co. Ltd.	232
17	Mitsui OSK Lines Ltd.	430
16	Miura Co. Ltd.	406
3,916	Mizuho Financial Group, Inc.	6,100
4	Mochida Pharmaceutical Co. Ltd.	185
18	MonotaRO Co. Ltd.	414
6	Morinaga & Co. Ltd.	249
6	Morinaga Milk Industry Co. Ltd.	197
77	MS&AD Insurance Group Holdings, Inc.	2,377
90	Murata Manufacturing Co. Ltd.	4,816
18	Nabtesco Corp.	548
17	Nagase & Co. Ltd.	258
29	Nagoya Railroad Co. Ltd.	784
17	Nankai Electric Railway Co. Ltd.	463
40	NEC Corp.	1,345
64	Nexon Co. Ltd.(a)	917
42	NGK Insulators Ltd.	620

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
30	NGK Spark Plug Co. Ltd.	$581
16	NH Foods Ltd.	642
26	NHK Spring Co. Ltd.	233
17	Nichirei Corp.	391
36	Nidec Corp.	5,102
14	Nifco, Inc.	393
12	Nihon Kohden Corp.	349
20	Nihon M&A Center, Inc.	566
10	Nihon Unisys Ltd.	255
55	Nikon Corp.	765
17	Nintendo Co. Ltd.	5,800
8	Nippo Corp.	162
13	Nippon Electric Glass Co. Ltd.	356
11	Nippon Express Co. Ltd.	602
6	Nippon Gas Co. Ltd.	157
27	Nippon Kayaku Co. Ltd.	316
24	Nippon Paint Holdings Co. Ltd.	908
15	Nippon Paper Industries Co. Ltd.	297
8	Nippon Shinyaku Co. Ltd.	550
5	Nippon Shokubai Co. Ltd.	346
127	Nippon Steel Corp.	2,258
101	Nippon Telegraph & Telephone Corp.	4,186
8	Nippon Television Holdings, Inc.	117
25	Nippon Yusen K.K.	426
19	Nipro Corp.	235
25	Nishi-Nippon Financial Holdings, Inc.	206
12	Nishi-Nippon Railroad Co. Ltd.	282
21	Nissan Chemical Corp.	930
296	Nissan Motor Co. Ltd.	2,374
10	Nissan Shatai Co. Ltd.	92
41	Nisshin Seifun Group, Inc.	951
20	Nisshinbo Holdings, Inc.	177
11	Nissin Foods Holdings Co. Ltd.	724
12	Nitori Holdings Co. Ltd.	1,428
24	Nitto Denko Corp.	1,291
2	Noevir Holdings Co. Ltd.	105
11	NOF Corp.	391
18	NOK Corp.	288
514	Nomura Holdings, Inc.	1,928
19	Nomura Real Estate Holdings, Inc.	402
17	Nomura Research Institute Ltd.	829
44	North Pacific Bank Ltd.	107
5	NS Solutions Corp.	134
72	NSK Ltd.	743
67	NTN Corp.	220
100	NTT Data Corp.	1,162
178	NTT DoCoMo, Inc.	3,852
107	Obayashi Corp.	1,046
2	OBIC Business Consultants Co. Ltd.	80
10	OBIC Co. Ltd.	1,155
48	Odakyu Electric Railway Co. Ltd.	1,127
139	OJI Holdings Corp.	831
5	OKUMA Corp.	292
172	Olympus Corp.	1,921
31	Omron Corp.	1,656
70	Ono Pharmaceutical Co. Ltd.	1,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
5	Open House Co. Ltd.	$182
5	Oracle Corp. Japan	342
90	Orient Corp.	95
29	Oriental Land Co. Ltd.	3,195
197	ORIX Corp.	2,780
62	Osaka Gas Co. Ltd.	1,144
11	OSG Corp.	220
16	Otsuka Corp.	628
66	Otsuka Holdings Co. Ltd.	2,352
5	PALTAC CORPORATION	274
20	Pan Pacific International Holdings Corp.	1,288
326	Panasonic Corp.	2,989
17	Park24 Co. Ltd.	356
44	Penta-Ocean Construction Co. Ltd.	201
13	PeptiDream, Inc.(a)	699
27	Persol Holdings Co. Ltd.	505
17	Pigeon Corp.	720
4	Pilot Corp.	165
12	Pola Orbis Holdings, Inc.	377
127	Rakuten, Inc.	1,408
184	Recruit Holdings Co. Ltd.	5,500
16	Relo Group, Inc.	435
101	Renesas Electronics Corp.(a)	538
33	Rengo Co. Ltd.	289
347	Resona Holdings, Inc.	1,463
10	Resorttrust, Inc.	139
108	Ricoh Co. Ltd.	1,089
6	Rinnai Corp.	403
14	Rohm Co. Ltd.	1,024
15	Rohto Pharmaceutical Co. Ltd.	420
4	Ryohin Keikaku Co. Ltd.	759
24	San-In Godo Bank Ltd. (The)	158
8	Sankyo Co. Ltd.	315
8	Sankyu, Inc.	382
9	Sanrio Co. Ltd.	205
57	Santen Pharmaceutical Co. Ltd.	867
31	Sanwa Holdings Corp.	371
10	Sapporo Holdings Ltd.	204
6	Sawai Pharmaceutical Co. Ltd.	321
36	SBI Holdings, Inc.	767
6	SCREEN Holdings Co. Ltd.	288
7	SCSK Corp.	331
30	Secom Co. Ltd.	2,515
31	Sega Sammy Holdings, Inc.	391
34	Seibu Holdings, Inc.	552
44	Seiko Epson Corp.	703
23	Seino Holdings Co. Ltd.	312
57	Sekisui Chemical Co. Ltd.	911
92	Sekisui House Ltd.	1,480
119	Seven & i Holdings Co. Ltd.	4,123
104	Seven Bank Ltd.	282
33	SG Holdings Co. Ltd.	881
23	Sharp Corp.(a)	255
8	Shiga Bank Ltd. (The)	190
24	Shikoku Electric Power Co., Inc.	242
5	Shima Seiki Manufacturing Ltd.	167

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
7	Shimachu Co. Ltd.	$169
43	Shimadzu Corp.	1,148
3	Shimamura Co. Ltd.	223
12	Shimano, Inc.	1,755
90	Shimizu Corp.	767
64	Shin-Etsu Chemical Co. Ltd.	5,993
26	Shinsei Bank Ltd.(a)	360
44	Shionogi & Co. Ltd.	2,558
60	Shiseido Co. Ltd.	4,697
83	Shizuoka Bank Ltd. (The)	633
4	SHO-BOND Holdings Co. Ltd.	274
2	Shochiku Co. Ltd.	240
23	Showa Denko K.K.	778
19	SKY Perfect JSAT Holdings, Inc.	76
30	Skylark Holdings Co. Ltd.	494
9	SMC Corp.	3,722
247	Softbank Corp.	2,910
133	SoftBank Group Corp.	13,799
11	Sohgo Security Services Co. Ltd.	489
199	Sojitz Corp.	684
53	Sompo Holdings, Inc.	1,980
195	Sony Corp.	9,125
28	Sony Financial Holdings, Inc.	570
12	Sotetsu Holdings, Inc.	331
12	Square Enix Holdings Co. Ltd.	413
23	Stanley Electric Co. Ltd.	622
97	Subaru Corp.	2,369
6	Sugi Holdings Co. Ltd.	302
34	SUMCO Corp.	446
5	Sumitomo Bakelite Co. Ltd.	194
239	Sumitomo Chemical Co. Ltd.	1,185
172	Sumitomo Corp.	2,455
26	Sumitomo Dainippon Pharma Co. Ltd.	572
119	Sumitomo Electric Industries Ltd.	1,575
21	Sumitomo Forestry Co. Ltd.	288
18	Sumitomo Heavy Industries Ltd.	634
38	Sumitomo Metal Mining Co. Ltd.	1,187
203	Sumitomo Mitsui Financial Group, Inc.	7,329
59	Sumitomo Mitsui Trust Holdings, Inc.	2,047
5	Sumitomo Osaka Cement Co. Ltd.	203
62	Sumitomo Realty & Development Co. Ltd.	2,284
28	Sumitomo Rubber Industries Ltd.	344
10	Sundrug Co. Ltd.	267
20	Suntory Beverage & Food Ltd.	880
12	Suzuken Co. Ltd.	690
66	Suzuki Motor Corp.	3,001
29	Sysmex Corp.	1,654
89	T&D Holdings, Inc.	956
18	Tadano Ltd.	189
19	Taiheiyo Cement Corp.	609
33	Taisei Corp.	1,444
7	Taisho Pharmaceutical Holdings Co. Ltd.	646
23	Taiyo Nippon Sanso Corp.	382
18	Taiyo Yuden Co. Ltd.	434
7	Takara Bio, Inc.	153
28	Takara Holdings, Inc.	325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
23	Takashimaya Co. Ltd.	$258
233	Takeda Pharmaceutical Co. Ltd.	8,602
19	TDK Corp.	1,653
6	TechnoPro Holdings, Inc.	358
28	Teijin Ltd.	479
100	Terumo Corp.	3,005
18	THK Co. Ltd.	470
13	TIS, Inc.	591
32	Tobu Railway Co. Ltd.	902
37	Toda Corp.	228
18	Toho Co. Ltd.	752
14	Toho Gas Co. Ltd.	576
75	Tohoku Electric Power Co., Inc.	857
31	Tokai Carbon Co. Ltd.	356
8	Tokai Rika Co. Ltd.	139
36	Tokai Tokyo Financial Holdings, Inc.	119
104	Tokio Marine Holdings, Inc.	5,231
11	Tokuyama Corp.	272
6	Tokyo Broadcasting System Holdings, Inc.	114
7	Tokyo Century Corp.	322
247	Tokyo Electric Power Co. Holdings, Inc.(a)	1,393
24	Tokyo Electron Ltd.	3,802
66	Tokyo Gas Co. Ltd.	1,675
33	Tokyo Tatemono Co. Ltd.	371
78	Tokyu Corp.	1,269
81	Tokyu Fudosan Holdings Corp.	455
17	Topcon Corp.	205
41	Toppan Printing Co. Ltd.	663
240	Toray Industries, Inc.	1,633
84	Toshiba Corp.	2,791
6	Toshiba Plant Systems & Services Corp.	107
45	Tosoh Corp.	721
23	TOTO Ltd.	969
25	Toyo Seikan Group Holdings Ltd.	498
14	Toyo Suisan Kaisha Ltd.	532
16	Toyo Tire Corp.	187
14	Toyobo Co. Ltd.	182
12	Toyoda Gosei Co. Ltd.	249
10	Toyota Boshoku Corp.	148
25	Toyota Industries Corp.	1,414
390	Toyota Motor Corp.	24,179
35	Toyota Tsusho Corp.	1,156
18	Trend Micro, Inc.	899
8	TS Tech Co. Ltd.	239
10	Tsumura & Co.	307
6	Tsuruha Holdings, Inc.	510
3	TV Asahi Holdings Corp.	53
17	Ube Industries Ltd.	362
8	Ulvac, Inc.	267
61	Unicharm Corp.	1,999
19	Ushio, Inc.	230
34	USS Co. Ltd.	649
10	Wacoal Holdings Corp.	247
8	Welcia Holdings Co. Ltd.(b)	314
29	West Japan Railway Co.	2,151
360	Yahoo! Japan Corp.	957

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
19	Yakult Honsha Co. Ltd.	$1,288
116	Yamada Denki Co. Ltd.	549
36	Yamaguchi Financial Group, Inc.	265
26	Yamaha Corp.	1,342
44	Yamaha Motor Co. Ltd.	904
56	Yamato Holdings Co. Ltd.	1,213
6	Yamato Kogyo Co. Ltd.	166
20	Yamazaki Baking Co. Ltd.	297
3	Yaoko Co. Ltd.	142
40	Yaskawa Electric Corp.	1,471
38	Yokogawa Electric Corp.	791
17	Yokohama Rubber Co. Ltd. (The)	319
8	Zenkoku Hosho Co. Ltd.	279
15	Zensho Holdings Co. Ltd.	337
23	Zeon Corp.	224
28	ZOZO, Inc.	494

		571,200

	Jordan—0.0%
22	Hikma Pharmaceuticals PLC	506

	Kazakhstan—0.0%
37	KAZ Minerals PLC	312

	Luxembourg—0.2%
95	ArcelorMittal	2,058
2	Eurofins Scientific SE(b)	914
72	L’Occitane International S.A.	129
6	RTL Group S.A.(b)	337
56	SES S.A. FDR, Class A	952
74	Tenaris S.A.	1,027

		5,417

	Macau—0.2%
335	Galaxy Entertainment Group Ltd.	2,504
265	Macau Legend Development Ltd.	43
118	MGM China Holdings Ltd.	243
380	Sands China Ltd.	2,088
296	SJM Holdings Ltd.	357
231	Wynn Macau Ltd.	663

		5,898

	Mexico—0.0%
29	Fresnillo PLC(b)	283

	Netherlands—4.1%
15	Aalberts N.V.	588
64	ABN AMRO Group N.V. CVA(b)(c)	1,504
1	Adyen N.V.(a)(c)	813
277	Aegon N.V.	1,446
36	Akzo Nobel N.V.	3,054
62	ASML Holding N.V.(b)	12,892
22	ASR Nederland N.V.	976
13	Boskalis Westminster N.V.	355
17	Exor N.V.	1,131
8	GrandVision N.V.(c)	180
16	Heineken Holding N.V.	1,624
37	Heineken N.V.	3,991
599	ING Groep N.V.(b)	7,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Netherlands (continued)
166	Koninklijke Ahold Delhaize N.V.	$3,992
27	Koninklijke DSM N.V.	3,082
508	Koninklijke KPN N.V.	1,558
143	Koninklijke Philips N.V.	6,084
10	Koninklijke Vopak N.V.	446
52	NN Group N.V.	2,262
15	OCI N.V.(a)	435
16	Randstad N.V.	913
695	Royal Dutch Shell PLC, Class A	22,198
584	Royal Dutch Shell PLC, Class B	18,763
18	Signify N.V.(c)	539
41	Wolters Kluwer N.V.	2,857

		99,306

	New Zealand—0.3%
110	a2 Milk Co. Ltd.(a)	1,230
80	Air New Zealand Ltd.	143
147	Auckland International Airport Ltd.	781
114	Contact Energy Ltd.	510
89	Fisher & Paykel Healthcare Corp. Ltd.	938
130	Fletcher Building Ltd.	447
225	Kiwi Property Group Ltd.	231
108	Mercury NZ Ltd.	267
195	Meridian Energy Ltd.	528
65	Ryman Healthcare Ltd.	527
106	SKYCITY Entertainment Group Ltd.	289
291	Spark New Zealand Ltd.	712
14	Xero Ltd.(a)	537

		7,140

	Norway—0.7%
4	Aker ASA, Class A	273
16	Aker BP ASA	527
162	DNB ASA	3,103
153	Equinor ASA	3,405
26	Gjensidige Forsikring ASA	504
40	Leroy Seafood Group ASA	288
64	Mowi ASA	1,383
212	Norsk Hydro ASA	906
123	Orkla ASA	962
8	Salmar ASA	363
14	Schibsted ASA, Class B	334
13	Schibsted ASA, Class A	340
102	Telenor ASA	2,043
28	Yara International ASA	1,260

		15,691

	Poland—0.3%
24	Bank Polska Kasa Opieki S.A.	713
10	CD Projekt S.A.(a)	561
41	Cyfrowy Polsat S.A.(a)	284
7	Dino Polska S.A.(a)(c)	232
15	Grupa Lotos S.A.	326
21	KGHM Polska Miedz S.A.(a)	564
2	mBank S.A.	231
111	PGE Polska Grupa Energetyczna S.A.(a)	276
48	Polski Koncern Naftowy ORLEN S.A.	1,228

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Poland (continued)
266	Polskie Gornictwo Naftowe i Gazownictwo S.A.	$403
130	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,333
86	Powszechny Zaklad Ubezpieczen S.A.	944
5	Santander Bank Polska S.A.	518

		7,613

	Portugal—0.1%
360	EDP-Energias de Portugal S.A.	1,363
82	Galp Energia SGPS S.A.	1,376
39	Jeronimo Martins SGPS S.A.	635

		3,374

	Russia—0.1%
73	Evraz PLC	597
41	Polymetal International PLC	431
100	VEON Ltd.	239

		1,267

	Singapore—1.3%
377	Ascendas Real Estate Investment Trust	831
33	BOC Aviation Ltd.(c)	284
374	CapitaLand Commercial Trust	533
399	CapitaLand Ltd.	1,035
366	CapitaLand Mall Trust	651
74	City Developments Ltd.	486
325	ComfortDelGro Corp. Ltd.	642
277	DBS Group Holdings Ltd.	5,749
55	Frasers Property Ltd.	75
916	Genting Singapore Ltd.	663
16	Jardine Cycle & Carriage Ltd.	417
300	Keppel	269
227	Keppel Corp. Ltd.	1,129
291	Mapletree Commercial Trust	413
201	Mapletree Industrial Trust	304
367	Mapletree Logistics Trust	399
95	Olam International Ltd.	138
510	Oversea-Chinese Banking Corp. Ltd.	4,533
100	SATS Ltd.	384
144	Sembcorp Industries Ltd.	281
129	Sembcorp Marine Ltd.(a)	162
37	SIA Engineering Co. Ltd.	68
81	Singapore Airlines Ltd.	576
130	Singapore Exchange Ltd.	705
240	Singapore Post Ltd.	183
253	Singapore Press Holdings Ltd.	467
242	Singapore Technologies Engineering Ltd.	704
1,142	Singapore Telecommunications Ltd.	2,660
91	StarHub Ltd.	104
299	Suntec Real Estate Investment Trust	406
196	United Overseas Bank Ltd.	4,007
75	UOL Group Ltd.	418
40	Venture Corp. Ltd.	499
308	Wilmar International Ltd.	824
58	Wing Tai Holdings Ltd.	87

		31,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Africa—0.2%
151	Anglo American PLC	$3,900
101	Investec PLC	639

		4,539

	South Korea—4.5%
5	Amorepacific Corp.	890
2	Amorepacific Corp. (Preference Shares)	200
4	AMOREPACIFIC Group	257
1	BGF Co. Ltd.	7
1	BGF Retail Co. Ltd.	187
46	BNK Financial Group, Inc.	276
8	Celltrion Healthcare Co. Ltd.(a)	518
12	Celltrion, Inc.(a)	2,178
11	Cheil Worldwide, Inc.	240
1	CJ CheilJedang Corp.	270
1	CJ CheilJedang Corp. (Preference Shares)	119
2	CJ Corp.	205
2	CJ ENM Co. Ltd.	375
1	CJ Logistics Corp.(a)	135
4	Daelim Industrial Co. Ltd.	331
28	Daewoo Engineering & Construction Co. Ltd.(a)	121
7	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	174
7	DB Insurance Co. Ltd.	410
24	DGB Financial Group, Inc.	173
5	Dongsuh Cos., Inc.	84
4	Doosan Bobcat, Inc.	109
1	Doosan Corp.	88
10	Doosan Heavy Industries & Construction Co. Ltd.(a)	60
21	Doosan Infracore Co. Ltd.(a)	131
3	E-MART, Inc.	442
8	Fila Korea Ltd.	564
9	GS Engineering & Construction Corp.	313
8	GS Holdings Corp.	356
4	GS Retail Co. Ltd.	134
46	Hana Financial Group, Inc.	1,449
12	Hankook Tire Co. Ltd.	408
1	Hanmi Pharm Co. Ltd.	372
2	Hanmi Science Co. Ltd.	129
25	Hanon Systems	269
2	Hanssem Co. Ltd.	176
6	Hanwha Aerospace Co. Ltd.(a)	159
13	Hanwha Chemical Corp.	229
8	Hanwha Corp.	203
3	Hanwha Corp. (Preference Shares)	38
38	Hanwha Life Insurance Co. Ltd.	130
3	HDC Holdings Co. Ltd.	44
5	HDC Hyundai Development Co-Engineering & Construction	199
2	Helixmith Co. Ltd.(a)	446
5	Hite Jinro Co. Ltd.	87
5	HLB, Inc.(a)	359
5	Hotel Shilla Co. Ltd.	492
1	Hyosung TNC Co. Ltd.	142
2	Hyundai Construction Equipment Co. Ltd.	84
2	Hyundai Department Store Co. Ltd.	174
11	Hyundai Engineering & Construction Co. Ltd.	494

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
3	Hyundai Glovis Co. Ltd.	$410
7	Hyundai Heavy Industries Co. Ltd.(a)	746
2	Hyundai Heavy Industries Holdings Co. Ltd.	586
10	Hyundai Marine & Fire Insurance Co. Ltd.	327
3	Hyundai Mipo Dockyard Co. Ltd.	144
10	Hyundai Mobis Co. Ltd.	1,990
22	Hyundai Motor Co.	2,608
6	Hyundai Motor Co. (2nd Preference Shares)	449
4	Hyundai Motor Co. (Preference Shares)	277
12	Hyundai Steel Co.	476
2	Hyundai Wia Corp.	85
42	Industrial Bank of Korea	509
8	Kakao Corp.	822
17	Kangwon Land, Inc.	495
62	KB Financial Group, Inc.	2,452
1	KCC Corp.	304
3	KEPCO Plant Service & Engineering Co. Ltd.	94
41	Kia Motors Corp.	1,588
10	Korea Aerospace Industries Ltd.	300
40	Korea Electric Power Corp.(a)	969
4	Korea Gas Corp.	158
6	Korea Investment Holdings Co. Ltd.	351
2	Korea Zinc Co. Ltd.	775
8	Korean Air Lines Co. Ltd.	227
17	KT&G Corp.	1,484
3	Kumho Petrochemical Co. Ltd.	236
7	LG Chem Ltd.	2,163
1	LG Chem Ltd. (Preference Shares)	172
14	LG Corp.	875
35	LG Display Co. Ltd.(a)	598
17	LG Electronics, Inc.	1,103
3	LG Electronics, Inc. (Preference Shares)	78
1	LG Household & Health Care Ltd.	1,217
1	LG Household & Health Care Ltd. (Preference Shares)	693
31	LG Uplus Corp.	379
2	Lotte Chemical Corp.	460
4	Lotte Corp.	168
3	LOTTE Fine Chemical Co. Ltd.	124
2	Lotte Shopping Co. Ltd.	305
3	LS Corp.	127
5	Mando Corp.	143
1	Medy-Tox, Inc.	479
66	Mirae Asset Daewoo Co. Ltd.	441
22	Mirae Asset Daewoo Co. Ltd. (Preference Shares)	75
21	NAVER Corp.	2,148
3	NCSoft Corp.	1,351
3	Netmarble Corp.(a)(c)	327
20	NH Investment & Securities Co. Ltd.	235
2	NHN Corp.(a)	144
1	NongShim Co. Ltd.	240
3	OCI Co. Ltd.	239
3	Orion Corp.	249
1	Ottogi Corp.	621
7	Paradise Co. Ltd.	111
11	POSCO	2,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
3	POSCO Chemical Co. Ltd.	$147
8	POSCO International Corp.	125
3	S-1 Corp.	252
2	Samsung Biologics Co. Ltd.(a)(c)	582
13	Samsung C&T Corp.	1,141
5	Samsung Card Co. Ltd.	159
9	Samsung Electro-Mechanics Co. Ltd.	836
733	Samsung Electronics Co. Ltd.	28,770
112	Samsung Electronics Co. Ltd. (Preference Shares)	3,567
25	Samsung Engineering Co. Ltd.(a)	365
5	Samsung Fire & Marine Insurance Co. Ltd.	1,301
1	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	169
62	Samsung Heavy Industries Co. Ltd.(a)	436
10	Samsung Life Insurance Co. Ltd.	727
8	Samsung SDI Co. Ltd.	1,620
5	Samsung SDS Co. Ltd.	929
10	Samsung Securities Co. Ltd.	305
70	Shinhan Financial Group Co. Ltd.	2,643
1	Shinsegae, Inc.	291
8	SillaJen, Inc.(a)	448
5	SK Holdings Co. Ltd.	1,098
80	SK Hynix, Inc.	5,410
9	SK Innovation Co. Ltd.	1,406
24	SK Networks Co. Ltd.	120
4	SK Telecom Co. Ltd.	847
3	SKC Co. Ltd.	92
6	S-Oil Corp.	474
16	Ssangyong Cement Industrial Co. Ltd.	79
9	Woongjin Coway Co. Ltd.	676
86	Woori Financial Group, Inc.	1,020
1	Yuhan Corp.	210

		108,203

	Spain—2.8%
3	Acciona S.A.	347
27	Acerinox S.A.	281
39	ACS Actividades de Construccion y Servicios S.A.	1,789
10	Aena SME S.A.(c)	1,853
64	Amadeus IT Group S.A.	5,087
1,031	Banco Bilbao Vizcaya Argentaria S.A.	6,260
889	Banco de Sabadell S.A.	1,032
2,514	Banco Santander S.A.	12,711
185	Bankia S.A.	511
109	Bankinter S.A.	870
550	CaixaBank S.A.	1,750
33	Cellnex Telecom S.A.(c)	1,014
3	Corp. Financiera Alba S.A.	154
24	EDP Renovaveis S.A.	238
36	Enagas S.A.	1,025
50	Endesa S.A.	1,245
74	Ferrovial S.A.	1,821
11	Fomento de Construcciones y Contratas S.A.(a)	135
52	Grifols S.A.	1,442
41	Grifols S.A. (Preference Shares), Class B	789
958	Iberdrola S.A.	8,694
162	Industria de Diseno Textil S.A.	4,896

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Spain (continued)
47	Inmobiliaria Colonial Socimi S.A.	$505
157	Mapfre S.A.	471
53	MERLIN Properties SOCIMI S.A.	722
49	Naturgy Energy Group S.A.	1,390
68	Red Electrica Corp. S.A.	1,409
207	Repsol S.A.	3,510
36	Siemens Gamesa Renewable Energy S.A.	645
698	Telefonica S.A.	5,814
28	Zardoya Otis S.A.	226

		68,636

	Sweden—2.5%
50	Alfa Laval AB	1,159
140	Assa Abloy AB, Class B	2,984
96	Atlas Copco AB, Class A	2,981
60	Atlas Copco AB, Class B(b)	1,706
43	Boliden AB(b)	1,275
42	Castellum AB	754
35	Electrolux AB, Series B	859
56	Elekta AB, Class B	663
100	Epiroc AB, Class A(a)	1,033
60	Epiroc AB, Class B(a)	593
94	Essity AB, Class B	2,786
15	Fastighets AB Balder, Class B(a)	474
134	Hennes & Mauritz AB, Class B	2,334
40	Hexagon AB, Class B	2,179
59	Husqvarna AB, Class B	538
12	ICA Gruppen AB	434
33	Industrivarden AB, Class A	763
27	Industrivarden AB, Class C	607
19	Investment AB Latour, Class B(b)	269
21	Investor AB, Class A	996
70	Investor AB, Class B	3,333
37	Kinnevik AB, Class B(b)	1,076
12	L E Lundbergforetagen AB, Class B	410
28	Lundin Petroleum AB	915
46	Nibe Industrier AB, Class B	617
14	Saab AB, Class B(b)	460
170	Sandvik AB(b)	3,141
51	Securitas AB, Class B	890
227	Skandinaviska Enskilda Banken AB, Class A	2,164
3	Skandinaviska Enskilda Banken AB, Class C	29
56	Skanska AB, Class B	974
60	SKF AB, Class B	1,109
94	Svenska Cellulosa AB SCA, Class B	819
224	Svenska Handelsbanken AB, Class A	2,442
9	Svenska Handelsbanken AB, Class B	98
153	Swedbank AB, Class A	2,479
27	Swedish Match AB	1,314
25	Swedish Orphan Biovitrum AB(a)	455
82	Tele2 AB, Class B	1,093
6	Telefonaktiebolaget LM Ericsson, Class A	60
455	Telefonaktiebolaget LM Ericsson, Class B	4,499
417	Telia Co. AB	1,774
39	Trelleborg AB, Class B	644
230	Volvo AB, Class B	3,677

		59,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland—8.3%
276	ABB Ltd.	$5,680
24	Adecco Group AG	1,378
68	Alcon, Inc.(a)	3,916
7	Baloise Holding AG	1,199
1	Banque Cantonale Vaudoise	789
79	Cie Financiere Richemont S.A.	5,776
33	Clariant AG(a)	678
31	Coca-Cola HBC AG	1,108
391	Credit Suisse Group AG(a)	5,219
4	DKSH Holding AG	246
5	Dufry AG(a)	488
1	EMS-Chemie Holding AG	606
3	Flughafen Zurich AG	494
6	Geberit AG	2,516
1	Georg Fischer AG	972
1	Givaudan S.A.	2,590
1,754	Glencore PLC	6,959
1	Helvetia Holding AG	635
34	Julius Baer Group Ltd.(a)	1,639
8	Kuehne + Nagel International AG	1,162
73	LafargeHolcim Ltd.(a)	3,752
23	Logitech International S.A.	899
12	Lonza Group AG(a)	3,706
62	Mediclinic International PLC	277
470	Nestle S.A.	45,224
341	Novartis AG	27,846
30	OC Oerlikon Corp. AG(a)	392
6	Pargesa Holding S.A.-BR	472
3	Partners Group Holding AG	2,260
6	PSP Swiss Property AG	612
108	Roche Holding AG	28,468
4	Roche Holding AG-BR	1,047
3	Schindler Holding AG	637
6	Schindler Holding AG-PC	1,294
1	SGS S.A.	2,639
22	Sika AG	3,368
8	Sonova Holding AG	1,613
99	STMicroelectronics N.V.	1,817
2	Straumann Holding AG	1,615
3	Sulzer AG	316
7	Swatch Group AG (The)	411
5	Swatch Group AG (The)-BR	1,527
5	Swiss Life Holding AG	2,351
12	Swiss Prime Site AG(a)	963
47	Swiss RE AG	4,523
4	Swisscom AG	1,863
9	Temenos AG	1,496
526	UBS Group AG(a)	7,054
7	Vifor Pharma AG	915
23	Zurich Insurance Group AG	7,333

		200,740

	Taiwan—0.0%
160	FIT Hon Teng Ltd.(c)	83

	United Arab Emirates—0.0%
13	NMC Health PLC	478

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom—13.7%
151	3i Group PLC	$2,107
32	Admiral Group PLC	919
61	Ashmore Group PLC(b)	365
76	Ashtead Group PLC	2,102
55	Associated British Foods PLC	1,835
205	AstraZeneca PLC	15,303
149	Auto Trader Group PLC(c)	1,098
10	AVEVA Group PLC	436
610	Aviva PLC	3,415
130	B&M European Value Retail S.A.	669
40	Babcock International Group PLC	274
490	BAE Systems PLC	3,156
2,620	Barclays PLC	5,611
159	Barratt Developments PLC	1,247
20	Bellway PLC	811
20	Berkeley Group Holdings PLC (The)	979
3,100	BP PLC	22,591
357	British American Tobacco PLC	13,916
150	British Land Co. PLC (The)	1,162
1,279	BT Group PLC	3,819
53	Bunzl PLC	1,595
64	Burberry Group PLC	1,683
116	Capital & Counties Properties PLC	366
887	Centrica PLC	1,229
154	Cineworld Group PLC	638
152	CNH Industrial N.V., Class A	1,647
380	Cobham PLC(a)	571
243	Compass Group PLC	5,522
208	ConvaTec Group PLC(c)	376
19	Croda International PLC	1,283
188	CYBG PLC	498
15	DCC PLC	1,339
16	Derwent London PLC	661
369	Diageo PLC	15,555
218	Direct Line Insurance Group PLC	936
196	DS Smith PLC	912
35	easyJet PLC	531
140	Experian PLC	4,061
173	Fiat Chrysler Automobiles N.V.	2,663
246	G4S PLC	693
766	GlaxoSmithKline PLC	15,712
88	GVC Holdings PLC	749
60	Halma PLC	1,408
126	Hammerson PLC	529
39	Hargreaves Lansdown PLC(b)	1,147
43	Hiscox Ltd.	938
95	Howden Joinery Group PLC	629
3,152	HSBC Holdings PLC	27,412
43	IMI PLC	589
146	Imperial Brands PLC	4,636
66	Inchcape PLC	529
198	Informa PLC	2,011
28	InterContinental Hotels Group PLC	1,813
128	International Consolidated Airlines Group S.A.	902
25	Intertek Group PLC	1,744
591	ITV PLC	1,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
256	J Sainsbury PLC	$743
56	JD Sports Fashion PLC	459
104	John Wood Group PLC	638
30	Johnson Matthey PLC	1,305
91	Just Eat PLC(a)	829
348	Kingfisher PLC	1,198
113	Land Securities Group PLC	1,360
908	Legal & General Group PLC	3,293
10,913	Lloyds Banking Group PLC	8,902
48	London Stock Exchange Group PLC	3,137
258	Marks & Spencer Group PLC	962
123	Meggitt PLC	873
739	Melrose Industries PLC	1,948
111	Merlin Entertainments PLC(c)	530
53	Micro Focus International PLC	1,339
58	Mondi PLC	1,271
527	National Grid PLC	5,744
21	Next PLC	1,578
68	Ocado Group PLC(a)	1,208
121	Pearson PLC	1,310
66	Pennon Group PLC	644
49	Persimmon PLC	1,428
88	Phoenix Group Holdings PLC	829
403	Prudential PLC	9,115
251	Quilter PLC(c)	483
96	Reckitt Benckiser Group PLC	7,756
293	RELX PLC	6,719
5	Renishaw PLC	294
292	Rentokil Initial PLC	1,485
137	Rightmove PLC	965
261	Rolls-Royce Holdings PLC	3,112
18,531	Rolls-Royce Holdings PLC	24
709	Royal Bank of Scotland Group PLC	2,215
145	Royal Mail PLC	478
65	RPC Group PLC	669
162	RSA Insurance Group PLC	1,145
172	Sage Group PLC (The)	1,627
18	Schroders PLC	743
158	Segro PLC	1,397
37	Severn Trent PLC	982
135	Smith & Nephew PLC	2,606
63	Smiths Group PLC	1,250
11	Spirax-Sarco Engineering PLC	1,183
159	SSE PLC	2,372
83	St. James’s Place PLC	1,213
415	Standard Chartered PLC	3,787
393	Standard Life Aberdeen PLC	1,429
40	Subsea 7 S.A.	507
74	Tate & Lyle PLC	740
515	Taylor Wimpey PLC	1,218
73	TechnipFMC PLC	1,809
1,482	Tesco PLC	4,826
40	Travis Perkins PLC	729
234	Unilever N.V. CVA	14,151
168	Unilever PLC	10,200
108	United Utilities Group PLC	1,167

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
4,101	Vodafone Group PLC	$7,592
40	Weir Group PLC (The)	865
28	Whitbread PLC	1,628
342	WM Morrison Supermarkets PLC	963
188	WPP PLC	2,344

		329,691

	United States—0.3%
26	Carnival PLC	1,368
36	Ferguson PLC	2,553
35	QIAGEN N.V.(a)	1,350
203	Samsonite International S.A.(c)	582
26	Sims Metal Management Ltd.	189

		6,042

	Total Common Stocks & Other Equity Interests (Cost $2,496,107)	2,401,382

	Money Market Funds—0.0%
422	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(e) (Cost $422)	422

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,496,529)—99.5%	2,401,804

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—2.8%
50,291	Invesco Government & Agency Portfolio—Institutional Class 2.34%(e)(f)	50,291
16,773	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(e)(f)	16,778

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,069)	67,069

	Total Investments in Securities (Cost $2,563,598)—102.3%	2,468,873

	Other assets less liabilities—(2.3)%	(56,275)

	Net Assets—100.0%	$2,412,598

Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM) (continued)

April 30, 2019

(Unaudited)

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $23,017, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	29.7
Consumer Discretionary	12.8
Communication Services	12.6
Information Technology	10.2
Energy	8.4
Materials	7.0
Industrials	5.0
Consumer Staples	4.9
Real Estate	3.5
Sector Types Each Less Than 3%	6.0
Money Market Funds Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Bahrain—0.1%
2,356	Ahli United Bank BSC	$1,958

	Brazil—8.3%
96	Alpargatas S.A. (Preference Shares)	380
2,193	Ambev S.A.	10,254
172	Atacadao S.A.	923
101	Azul S.A. (Preference Shares)(a)	869
88	B2W Cia Digital(a)	852
1,007	B3 S.A.—Brasil Bolsa Balcao	8,782
528	Banco Bradesco S.A.	4,143
2,035	Banco Bradesco S.A. (Preference Shares)	18,329
105	Banco BTG Pactual S.A.	1,100
529	Banco do Brasil S.A.	6,653
94	Banco do Estado do Rio Grande do Sul S.A. (Preference Shares), Class B	581
194	Banco Santander Brasil S.A.	2,210
336	BB Seguridade Participacoes S.A.	2,404
407	BR Malls Participacoes S.A.	1,267
118	Bradespar S.A. (Preference Shares)	953
99	Braskem S.A. (Preference Shares), Class A	1,197
285	BRF S.A.(a)	2,240
544	CCR S.A.	1,610
154	Centrais Eletricas Brasileiras S.A.	1,275
119	Centrais Eletricas Brasileiras S.A. (Preference Shares), Class B	1,044
76	Cia Brasileira de Distribuicao (Preference Shares), Class A	1,857
10	Cia de Gas de Sao Paulo—COMGAS (Preference Shares), Class A	209
178	Cia de Saneamento Basico do Estado de Sao Paulo	2,118

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
87	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	$462
40	Cia Energetica de Minas Gerais	179
487	Cia Energetica de Minas Gerais (Preference Shares)	1,817
12	Cia Paranaense de Energia	116
46	Cia Paranaense de Energia (Preference Shares), Class B	480
289	Cia Siderurgica Nacional S.A.(a)	1,064
585	Cielo S.A.	1,137
78	Cosan S.A.	925
61	CVC Brasil Operadora e Agencia de Viagens S.A.	877
151	EDP—Energias do Brasil S.A.	669
378	Embraer S.A.	1,879
97	Energisa S.A.	1,026
91	Engie Brasil Energia S.A.	1,025
82	Equatorial Energia S.A.	1,704
120	Estacio Participacoes S.A.	826
113	Fleury S.A.	594
504	Gerdau S.A. (Preference Shares)	1,805
144	Grendene S.A.	268
4	Guararapes Confeccoes S.A.	146
69	Hapvida Participacoes e Investimentos S.A.(b)	529
209	Hypera S.A.	1,486
100	IRB Brasil Resseguros S.A.	2,377
2,379	Itau Unibanco Holding S.A. (Preference Shares)	20,374
2,223	Itausa—Investimentos Itau S.A. (Preference Shares)	6,702
330	Klabin S.A.	1,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
725	Kroton Educacional S.A.	$1,789
278	Localiza Rent a Car S.A.	2,548
128	Lojas Americanas S.A.	415
389	Lojas Americanas S.A. (Preference Shares)	1,548
364	Lojas Renner S.A.	4,320
36	M Dias Branco S.A.	379
36	Magazine Luiza S.A.	1,743
141	Multiplan Empreendimentos Imobiliarios S.A.	855
97	Natura Cosmeticos S.A.	1,283
161	Notre Dame Intermedica Participacoes S.A.	1,431
123	Odontoprev S.A.	520
176	Petrobras Distribuidora S.A.	1,056
1,504	Petroleo Brasileiro S.A.	11,407
2,011	Petroleo Brasileiro S.A. (Preference Shares)	13,801
50	Porto Seguro S.A.	685
112	Raia Drogasil S.A.	1,960
573	Rumo S.A.(a)	2,625
83	Sao Martinho S.A.	401
116	Sul America S.A.	916
299	Suzano S.A.	3,083
207	Telefonica Brasil S.A. (Preference Shares)	2,440
424	TIM Participacoes S.A.	1,255
110	Transmissora Alianca de Energia Eletrica S.A.	731
420	Ultrapar Participacoes S.A.	2,233
220	Usinas Siderurgicas de Minas Gerais S.A. Usiminas (Preference Shares), Class A	481
1,773	Vale S.A.	22,486
204	Via Varejo S.A.	212
386	WEG S.A.	1,815

		205,522

	Chile—1.1%
1,563	AES Gener S.A.	423
1,441	Aguas Andinas S.A., Class A	827
13,841	Banco de Chile	2,024
21	Banco de Credito e Inversiones S.A.	1,393
30,580	Banco Santander Chile	2,142
652	Cencosud S.A.	1,233
79	Cia Cervecerias Unidas S.A.	1,088
3,671	Colbun S.A.	818
100	Embotelladora Andina S.A. (Preference Shares), Class B	356
63	Empresa Nacional de Telecomunicaciones S.A.	657
585	Empresas CMPC S.A.	1,962
248	Empresas COPEC S.A.	3,101
13,688	Enel Americas S.A.	2,394
13,952	Enel Chile S.A.	1,401
261	Engie Energia Chile S.A.	499
87,586	Itau CorpBanca	780
161	Latam Airlines Group S.A.	1,591
312	Parque Arauco S.A.	858
123	Plaza S.A.	293
371	S.A.C.I. Falabella	2,729
48	Sociedad Quimica y Minera de Chile S.A. (Preference Shares), Series B	1,705

		28,274

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China—34.1%
643	3SBio, Inc.(b)	$1,188
12	51job, Inc. ADR(a)	1,108
50	58.com, Inc. ADR(a)	3,589
685	Agile Group Holdings Ltd.	1,036
15,708	Agricultural Bank of China Ltd., H-Shares	7,248
895	Air China Ltd., H-Shares	1,067
613	Alibaba Group Holding Ltd. ADR(a)	113,754
1,851	Alibaba Health Information Technology Ltd.(a)	2,213
2,138	Aluminum Corp. of China Ltd., H-Shares(a)	837
570	Angang Steel Co. Ltd., H-Shares(c)	383
596	Anhui Conch Cement Co. Ltd., H-Shares	3,635
287	Anhui Expressway Co. Ltd., H-Shares	194
68	Anhui Gujing Distillery Co. Ltd., Class B	575
611	ANTA Sports Products Ltd.	4,307
28	Autohome, Inc. ADR(a)(c)	3,234
1,285	AviChina Industry & Technology Co. Ltd., H-Shares(c)	755
795	BAIC Motor Corp. Ltd., H-Shares(b)	557
141	Baidu, Inc. ADR(a)	23,438
38,890	Bank of China Ltd., H-Shares	18,539
3,982	Bank of Communications Co. Ltd., H-Shares	3,355
1,035	BBMG Corp., H-Shares	364
17	BeiGene Ltd. ADR(a)	2,112
916	Beijing Capital International Airport Co. Ltd., H-Shares	815
270	Beijing Enterprises Holdings Ltd.	1,437
2,611	Beijing Enterprises Water Group Ltd.	1,621
850	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	170
403	Beijing North Star Co. Ltd., H-Shares	160
200	Bengang Steel Plates Co. Ltd., Class B	58
530	BOE Technology Group Co. Ltd., Class B	190
1,449	Brilliance China Automotive Holdings Ltd.	1,594
344	BYD Co. Ltd., H-Shares(c)	2,341
405	BYD Electronic International Co. Ltd.	724
381	CAR, Inc.(a)	308
683	Central China Securities Co. Ltd., H-Shares	176
5,628	CGN Power Co. Ltd., H-Shares(b)	1,485
1,220	China Agri-Industries Holdings Ltd.	393
1,070	China BlueChemical Ltd., H-Shares	364
4,787	China Cinda Asset Management Co. Ltd., H-Shares	1,275
4,166	China CITIC Bank Corp. Ltd., H-Shares	2,671
967	China Coal Energy Co. Ltd., H-Shares	426
2,207	China Communications Construction Co. Ltd., H-Shares	2,124
1,325	China Communications Services Corp. Ltd., H-Shares	1,067
820	China Conch Venture Holdings Ltd.	2,770
45,531	China Construction Bank Corp., H-Shares	40,218
1,848	China Dongxiang Group Co. Ltd.	273
823	China Eastern Airlines Corp. Ltd., H-Shares	584
1,681	China Everbright Bank Co. Ltd., H-Shares	829
1,893	China Everbright International Ltd.	1,853
438	China Everbright Ltd.	797
1,117	China Evergrande Group(c)	3,581
413	China Foods Ltd.	162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
1,830	China Galaxy Securities Co. Ltd., H-Shares	$1,197
1,324	China Hongqiao Group Ltd.	1,090
4,732	China Huarong Asset Management Co. Ltd., H-Shares(b)	1,013
488	China International Capital Corp. Ltd., H-Shares(b)	1,047
252	China International Marine Containers Group Co. Ltd., H-Shares	318
2	China International Marine Containers Group Co. Ltd., H-Shares Rts. expiring 12/31/19(a)(d)	0
2,929	China Jinmao Holdings Group Ltd.	1,897
3,802	China Life Insurance Co. Ltd., H-Shares	10,758
101	China Literature Ltd.(a)(b)(c)	458
1,665	China Longyuan Power Group Corp. Ltd., H-Shares	1,146
552	China Machinery Engineering Corp., H-Shares	267
672	China Medical System Holdings Ltd.	595
1,934	China Merchants Bank Co. Ltd., H-Shares	9,577
634	China Merchants Port Holdings Co. Ltd.	1,280
479	China Merchants Securities Co. Ltd., H-Shares(b)	655
3,199	China Minsheng Banking Corp. Ltd., H-Shares	2,402
2,690	China Mobile Ltd.	25,630
2,133	China Molybdenum Co. Ltd., H-Shares	802
31	China National Accord Medicines Corp. Ltd., Class B	111
1,942	China National Building Material Co. Ltd., H-Shares	1,805
951	China Oilfield Services Ltd., H-Shares	1,018
1,947	China Overseas Land & Investment Ltd.	7,284
1,319	China Pacific Insurance Group Co. Ltd., H-Shares	5,405
13,038	China Petroleum & Chemical Corp., H-Shares	10,021
2,059	China Power International Development Ltd.	549
991	China Railway Construction Corp. Ltd., H-Shares	1,170
2,009	China Railway Group Ltd., H-Shares	1,583
823	China Railway Signal & Communication Corp. Ltd., H-Shares(b)	604
3,507	China Reinsurance Group Corp., H-Shares	715
791	China Resources Beer Holdings Co. Ltd.	3,615
1,150	China Resources Cement Holdings Ltd.	1,151
395	China Resources Gas Group Ltd.	1,828
1,367	China Resources Land Ltd.	5,950
819	China Resources Pharmaceutical Group Ltd.(b)	1,165
965	China Resources Power Holdings Co. Ltd.	1,351
1,737	China Shenhua Energy Co. Ltd., H-Shares	3,839
1,400	China South City Holdings Ltd.	212
881	China Southern Airlines Co. Ltd., H-Shares	768
931	China State Construction International Holdings Ltd.	965
726	China Taiping Insurance Holdings Co. Ltd.	2,202
7,093	China Telecom Corp. Ltd., H-Shares	3,671
18,000	China Tower Corp. Ltd., H-Shares(b)	4,864
1,225	China Traditional Chinese Medicine Holdings Co. Ltd.	695
2,979	China Unicom Hong Kong Ltd.	3,535
790	China Vanke Co. Ltd., H-Shares	3,056
604	China Zhongwang Holdings Ltd.	330
400	Chongqing Changan Automobile Co. Ltd., Class B	210

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
1,330	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	$776
1,761	CIFI Holdings Group Co. Ltd.	1,169
335	CIMC Enric Holdings Ltd.	325
2,508	CITIC Ltd.	3,651
1,145	CITIC Securities Co. Ltd., H-Shares	2,475
8,115	CNOOC Ltd.	14,667
2,169	COSCO SHIPPING Development Co. Ltd., H-Shares(a)	293
577	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	373
1,313	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	611
918	COSCO SHIPPING Ports Ltd.	915
3,772	Country Garden Holdings Co. Ltd.	6,077
625	Country Garden Services Holdings Co. Ltd.(a)	1,155
2,058	CRRC Corp. Ltd., H-Shares	1,797
390	CSC Financial Co. Ltd., H-Shares(b)	333
575	CSG Holding Co. Ltd., Class B	200
2,233	CSPC Pharmaceutical Group Ltd.	4,304
144	CSSC Offshore and Marine Engineering Group Co. Ltd., H-Shares(a)	136
195	Ctrip.com International Ltd. ADR(a)	8,590
1,079	Dali Foods Group Co. Ltd.(b)	767
1,647	Datang International Power Generation Co. Ltd., H-Shares	426
400	Dazhong Transportation Group Co. Ltd., Class B	212
197	Dongfang Electric Corp. Ltd., H-Shares(a)	150
1,500	Dongfeng Motor Group Co. Ltd., H-Shares	1,455
384	ENN Energy Holdings Ltd.	3,627
134	Everbright Securities Co. Ltd., H-Shares(b)	128
1,039	Far East Horizon Ltd.	1,154
1,182	Fosun International Ltd.	1,832
871	Future Land Development Holdings Ltd.	1,038
243	Fuyao Glass Industry Group Co. Ltd., H-Shares(b)	853
6,506	GCL-Poly Energy Holdings Ltd.(a)(c)	464
22	GDS Holdings Ltd. ADR(a)	861
2,471	Geely Automobile Holdings Ltd.	4,957
440	Genscript Biotech Corp.(a)	1,122
811	GF Securities Co. Ltd., H-Shares	1,096
5,777	GOME Retail Holdings Ltd.(a)	663
1,628	Great Wall Motor Co. Ltd., H-Shares	1,322
441	Greentown China Holdings Ltd.	399
400	Guangdong Electric Power Development Co. Ltd., Class B	137
1,479	Guangdong Investment Ltd.	2,771
832	Guangshen Railway Co. Ltd., H-Shares	298
1,583	Guangzhou Automobile Group Co. Ltd., H-Shares	1,701
106	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	549
502	Guangzhou R&F Properties Co. Ltd., H-Shares	997
438	Guotai Junan Securities Co. Ltd., H-Shares(b)	936
182	Haidilao International Holding Ltd.(a)(b)	701
302	Haitian International Holdings Ltd.	756
1,742	Haitong Securities Co. Ltd., H-Shares	2,243
62	Haitong Securities Co. Ltd., H-Shares Rts. expiring 05/24/19(a)(d)	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
68	Health and Happiness H&H International Holdings Ltd.(a)	$417
362	Hengan International Group Co. Ltd.	3,191
10,886	HengTen Networks Group Ltd.(a)	312
361	Hopson Development Holdings Ltd.	396
1,493	Huadian Fuxin Energy Corp. Ltd., H-Shares	322
938	Huadian Power International Corp. Ltd., H-Shares	401
2,119	Huaneng Power International, Inc., H-Shares	1,356
2,643	Huaneng Renewables Corp. Ltd., H-Shares	761
902	Huatai Securities Co. Ltd., H-Shares(b)	1,697
100	Huaxin Cement Co. Ltd., Class B	294
51	Huazhu Group Ltd. ADR	2,162
39,778	Industrial & Commercial Bank of China Ltd., H-Shares	29,864
500	Inner Mongolia Yitai Coal Co. Ltd., Class B	598
66	iQIYI, Inc. ADR(a)(c)	1,459
407	JD.com, Inc. ADR(a)	12,320
641	Jiangsu Expressway Co. Ltd., H-Shares	912
567	Jiangxi Bank Co. Ltd., H-Shares(a)	455
625	Jiangxi Copper Co. Ltd., H-Shares	829
585	Jiayuan International Group Ltd.	262
344	Kingboard Holdings Ltd.	1,120
435	Kingsoft Corp. Ltd.	1,112
1,421	Kunlun Energy Co. Ltd.	1,500
609	KWG Group Holdings Ltd.	713
100	Lao Feng Xiang Co. Ltd., Class B	345
769	Lee & Man Paper Manufacturing Ltd.	623
204	Legend Holdings Corp., H-Shares(b)	555
838	Li Ning Co. Ltd.(a)	1,523
74	Livzon Pharmaceutical Group, Inc., H-Shares	269
534	Logan Property Holdings Co. Ltd.	851
826	Longfor Group Holdings Ltd.	3,043
800	Luye Pharma Group Ltd.(b)	724
761	Maanshan Iron & Steel Co. Ltd., H-Shares(c)	350
953	Meitu, Inc.(a)(b)	350
253	Meituan Dianping, Class B(a)(c)	1,838
1,253	Metallurgical Corp. of China Ltd., H-Shares	347
49	Momo, Inc. ADR	1,718
36	NetEase, Inc. ADR	10,243
438	New China Life Insurance Co. Ltd., H-Shares	2,426
70	New Oriental Education & Technology Group, Inc. ADR(a)	6,682
82	NIO, Inc. ADR(a)(c)	398
476	Orient Securities Co. Ltd., H-Shares(b)	344
4,257	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,742
10,565	PetroChina Co. Ltd., H-Shares	6,706
3,404	PICC Property & Casualty Co. Ltd., H-Shares	3,823
56	Pinduoduo, Inc. ADR(a)(c)	1,245
81	Ping An Healthcare and Technology Co. Ltd.(a)(b)	396
2,541	Ping An Insurance Group Co. of China Ltd., H-Shares	30,591
832	Poly Property Group Co. Ltd.	349
4,788	Postal Savings Bank of China Co. Ltd., H-Shares(b)(c)	2,911
574	Qingdao Port International Co. Ltd., H-Shares(a)(b)	399
315	Red Star Macalline Group Corp. Ltd., H-Shares(b)	298

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
379	Shandong Chenming Paper Holdings Ltd., Class B	$193
280	Shandong Chenming Paper Holdings Ltd., H-Shares	145
875	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	859
100	Shanghai Bailian Group Co. Ltd., Class B	103
100	Shanghai Baosight Software Co. Ltd., Class B	231
200	Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	144
1,483	Shanghai Electric Group Co. Ltd., H-Shares	578
286	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	982
200	Shanghai Haixin Group Co., Class B	95
100	Shanghai Huayi Group Co. Ltd., Class B	92
239	Shanghai Industrial Holdings Ltd.	562
100	Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	221
100	Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	104
147	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	181
500	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	757
100	Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	185
399	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	835
200	Shanghai Shibei Hi-Tech Co. Ltd., Class B	104
100	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	148
480	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	185
316	Shenzhen Expressway Co. Ltd., H-Shares	385
462	Shenzhen International Holdings Ltd.	996
1,744	Shenzhen Investment Ltd.	694
367	Shenzhou International Group Holdings Ltd.	4,926
594	Shimao Property Holdings Ltd.	1,810
520	Sichuan Expressway Co. Ltd., H-Shares	174
1,956	Sihuan Pharmaceutical Holdings Group Ltd.	526
31	SINA Corp.(a)	1,951
3,210	Sino Biopharmaceutical Ltd.	3,085
1,024	Sinofert Holdings Ltd.(a)	127
1,556	Sino-Ocean Group Holding Ltd.	698
767	Sinopec Engineering Group Co. Ltd., H-Shares	741
1,220	Sinopec Oilfield Service Corp., H-Shares(a)	163
1,895	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	857
563	Sinopharm Group Co. Ltd., H-Shares	2,210
1,019	Sinotrans Ltd., H-Shares	418
348	Sinotruk Hong Kong Ltd.	753
1,087	SOHO China Ltd.(a)	393
1,125	Sunac China Holdings Ltd.	5,800
333	Sunny Optical Technology Group Co. Ltd.	4,060
163	TAL Education Group ADR(a)	6,271
2,902	Tencent Holdings Ltd.	143,521
197	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares(a)	80
503	TravelSky Technology Ltd., H-Shares	1,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
185	Tsingtao Brewery Co. Ltd., H-Shares	$1,179
209	Vipshop Holdings Ltd. ADR(a)	1,799
25	Weibo Corp. ADR(a)	1,713
997	Weichai Power Co. Ltd., H-Shares	1,629
100	Weifu High-Technology Group Co. Ltd., Class B	195
258	Wuxi Biologics Cayman, Inc.(a)(b)	2,595
55	Wuxi Little Swan Co. Ltd., Class B	370
4,645	Xiaomi Corp., Class B(a)(b)(c)	7,117
256	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares	196
320	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares(c)	349
88	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H-Shares(b)	217
1,116	Yangzijiang Shipbuilding Holdings Ltd.	1,287
381	Yanlord Land Group Ltd.	409
100	Yantai Changyu Pioneer Wine Co. Ltd., Class B	215
956	Yanzhou Coal Mining Co. Ltd., H-Shares	1,019
3,258	Yuexiu Property Co. Ltd.	756
21	YY, Inc. ADR(a)	1,777
419	Zhaojin Mining Industry Co. Ltd., H-Shares	361
753	Zhejiang Expressway Co. Ltd., H-Shares	807
174	ZhongAn Online P&C Insurance Co. Ltd., H-Shares(a)(b)	628
308	Zhongsheng Group Holdings Ltd.	809
265	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares	1,344
2,832	Zijin Mining Group Co. Ltd., H-Shares	1,105
564	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	331
376	ZTE Corp., H-Shares(a)	1,193
166	ZTO Express Cayman, Inc. ADR	3,308

		840,105

	Colombia—0.5%
105	Almacenes Exito S.A.	470
140	Bancolombia S.A.	1,705
226	Bancolombia S.A. (Preference Shares)	2,857
48	Corp. Financiera Colombiana S.A.(a)	373
2,336	Ecopetrol S.A.	2,155
2,133	Grupo Aval Acciones y Valores S.A. (Preference Shares)	821
134	Grupo de Inversiones Suramericana S.A.	1,491
40	Grupo de Inversiones Suramericana S.A. (Preference Shares)	431
202	Interconexion Electrica S.A. ESP	988

		11,291

	Czech Republic—0.2%
83	CEZ AS	1,928
38	Komercni banka AS	1,438
261	Moneta Money Bank AS(b)	835
25	O2 Czech Republic AS	271

		4,472

	Egypt—0.2%
110	Abou Kir Fertilizers & Chemical Industries	171
681	Commercial International Bank Egypt SAE	3,024
495	Eastern Co. SAE	523

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Egypt (continued)
237	Egypt Kuwait Holding Co. SAE	$345
278	ElSewedy Electric Co.	252
1,319	Global Telecom Holding SAE(a)	344
581	Talaat Moustafa Group	383
198	Telecom Egypt Co.	163

		5,205

	Greece—0.3%
657	Alpha Bank AE(a)	1,018
921	Eurobank Ergasias S.A.(a)	769
21	FF Group(a)(d)	11
34	Hellenic Petroleum S.A.	314
118	Hellenic Telecommunications Organization S.A.	1,637
55	JUMBO S.A.	999
29	Motor Oil (Hellas) Corinth Refineries S.A.	739
58	Mytilineos Holdings S.A.	628
271	National Bank of Greece S.A.(a)	593
112	OPAP S.A.	1,205
21	Titan Cement Co. S.A.	456

		8,369

	Hong Kong—0.3%
6,576	Alibaba Pictures Group Ltd.(a)	1,475
1,015	Bosideng International Holdings Ltd.	279
806	China Gas Holdings Ltd.	2,594
4,041	Fullshare Holdings Ltd.(c)	453
624	Haier Electronics Group Co. Ltd.	1,786
559	Kingboard Laminates Holdings Ltd.	586
799	Landing International Development Ltd.(a)	255
849	Nine Dragons Paper Holdings Ltd.	785

		8,213

	Hungary—0.4%
228	Magyar Telekom Telecommunications PLC(a)	359
211	MOL Hungarian Oil & Gas PLC	2,421
117	OTP Bank Nyrt	5,183
73	Richter Gedeon Nyrt	1,444

		9,407

	India—11.5%
206	Axis Bank Ltd. GDR(a)(b)	11,206
305	Dr Reddy’s Laboratories Ltd. ADR	12,777
46	GAIL India Ltd. GDR(b)	1,408
233	HDFC Bank Ltd. ADR	26,713
3,778	Infosys Ltd. ADR	40,651
4,347	Invesco India ETF(e)	110,848
245	Larsen & Toubro Ltd. GDR(b)	4,714
300	Mahindra & Mahindra Ltd. GDR(b)	2,745
823	Reliance Industries Ltd. GDR(b)	32,961
26	Reliance Infrastructure Ltd. GDR(b)	121
173	State Bank of India GDR(a)(b)	7,733
993	Tata Motors Ltd. ADR(a)	15,292
1,016	Tata Steel Ltd. GDR(b)	8,128
573	Vedanta Ltd. ADR	5,478
665	Wipro Ltd. ADR	3,039

		283,814

	Indonesia—2.3%
6,659	PT Adaro Energy Tbk	610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Indonesia (continued)
228	PT Astra Agro Lestari Tbk	$174
10,321	PT Astra International Tbk	5,523
4,922	PT Bank Central Asia Tbk	9,930
1,624	PT Bank Danamon Indonesia Tbk	1,008
9,443	PT Bank Mandiri (Persero) Tbk(a)	5,119
3,684	PT Bank Negara Indonesia (Persero) Tbk(a)	2,482
26,988	PT Bank Rakyat Indonesia (Persero) Tbk	8,276
1,976	PT Barito Pacific Tbk	559
1,940	PT Bukit Asam Tbk	539
4,395	PT Bumi Serpong Damai Tbk(a)	442
3,830	PT Charoen Pokphand Indonesia Tbk	1,418
228	PT Gudang Garam Tbk	1,352
4,190	PT Hanjaya Mandala Sampoerna Tbk	1,029
1,380	PT Indah Kiat Pulp & Paper Corp. Tbk	717
669	PT Indocement Tunggal Prakarsa Tbk	1,033
1,116	PT Indofood CBP Sukses Makmur Tbk	762
2,085	PT Indofood Sukses Makmur Tbk	1,017
962	PT Jasa Marga (Persero) Tbk	412
9,856	PT Kalbe Farma Tbk	1,069
1,149	PT Matahari Department Store Tbk	328
2,860	PT Media Nusantara Citra Tbk	189
5,479	PT Perusahaan Gas Negara (Persero) Tbk	892
1,437	PT Semen Indonesia (Persero) Tbk	1,361
3,314	PT Surya Citra Media Tbk	432
23,671	PT Telekomunikasi Indonesia (Persero) Tbk	6,296
1,136	PT Tower Bersama Infrastructure Tbk	315
559	PT Unilever Indonesia Tbk	1,785
749	PT United Tractors Tbk	1,428
1,163	PT Vale Indonesia Tbk(a)	249
2,072	PT XL Axiata Tbk(a)	424

		57,170

	Isle of Man—0.0%
182	MAS Real Estate, Inc.	281

	Kuwait—0.8%
465	Agility Public Warehousing Co. KSC	1,115
437	Boubyan Bank KSCP	781
196	Boubyan Petrochemicals Co. KSCP	592
893	Gulf Bank KSCP	892
50	Humansoft Holding Co. KSC	547
1,828	Kuwait Finance House KSCP	3,993
1,071	Mobile Telecommunications Co. KSC	1,625
3,096	National Bank of Kuwait SAKP	9,457

		19,002

	Malaysia—2.9%
790	AirAsia Group Bhd	522
488	Alliance Bank Malaysia Bhd	479
1,003	AMMB Holdings Bhd	1,084
775	Astro Malaysia Holdings Bhd	272
2,192	Axiata Group Bhd	2,105
74	British American Tobacco Malaysia Bhd	624
3,458	CIMB Group Holdings Bhd	4,408
2,399	Dialog Group Bhd	1,868
1,920	DiGi.com Bhd	2,136
1,077	FGV Holdings Bhd(a)	326
52	Fraser & Neave Holdings Bhd	439

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia (continued)
1,181	Gamuda Bhd	$1,000
1,132	Genting Bhd	1,928
1,469	Genting Malaysia Bhd	1,130
341	HAP Seng Consolidated Bhd	815
763	Hartalega Holdings Bhd	928
313	Hong Leong Bank Bhd	1,513
120	Hong Leong Financial Group Bhd	558
1,464	IHH Healthcare Bhd	1,969
1,718	IJM Corp. Bhd	972
1,554	IOI Corp. Bhd	1,695
1,083	IOI Properties Group Bhd	359
189	KLCCP Stapled Group	352
230	Kuala Lumpur Kepong Bhd	1,376
2,982	Malayan Banking Bhd	6,672
465	Malaysia Airports Holdings Bhd	858
1,436	Maxis Bhd	1,862
694	MISC Bhd	1,158
29	Nestle Malaysia Bhd	1,025
1,422	Petronas Chemicals Group Bhd	3,095
152	Petronas Dagangan Bhd	889
406	Petronas Gas Bhd	1,736
331	PPB Group Bhd	1,502
984	Press Metal Aluminium Holdings Bhd	1,130
1,562	Public Bank Bhd	8,500
366	QL Resources Bhd	604
669	RHB Bank Bhd	964
1,679	Sime Darby Bhd	942
1,846	Sime Darby Plantation Bhd	2,304
1,849	Sime Darby Property Bhd	496
655	Telekom Malaysia Bhd	461
2,015	Tenaga Nasional Bhd	5,985
861	Top Glove Corp. Bhd	1,014
919	UEM Sunrise Bhd	207
555	Westports Holdings Bhd	510
2,413	YTL Corp. Bhd	659
1,756	YTL Power International Bhd	378

		71,809

	Mexico—3.3%
1,456	Alfa SAB de CV, Class A	1,467
184	Alpek SAB de CV	226
274	Alsea SAB de CV	610
13,994	America Movil SAB de CV, Series L	10,387
204	Arca Continental SAB de CV	1,154
363	Banco del Bajio S.A.(b)	778
840	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	1,406
288	Becle SAB de CV	451
7,597	Cemex SAB de CV, Series CPO(a)(f)	3,502
270	Coca-Cola Femsa SAB de CV	1,716
131	Concentradora Fibra Danhos S.A. de CV	191
104	El Puerto de Liverpool SAB de CV	671
1,497	Fibra Uno Administracion S.A. de CV	2,224
1,067	Fomento Economico Mexicano SAB de CV, Series CPO(g)	10,373
224	Gmexico Transportes SAB de CV(b)	273
98	Gruma SAB de CV, Class B	976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mexico (continued)
154	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	$946
185	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,875
99	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,625
1,195	Grupo Bimbo SAB de CV, Series A	2,652
252	Grupo Carso SAB de CV, Series A1	974
175	Grupo Comercial Chedraui S.A. de CV	345
33	Grupo Elektra SAB de CV	1,749
1,431	Grupo Financiero Banorte SAB de CV, Class O	9,014
1,176	Grupo Financiero Inbursa SAB de CV, Class O	1,794
325	Grupo Lala SAB de CV	432
1,828	Grupo Mexico SAB de CV, Series B	5,342
1,241	Grupo Televisa SAB, Series CPO(h)	2,516
93	Industrias Bachoco SAB de CV, Series B	380
67	Industrias Penoles SAB de CV	766
273	Infraestructura Energetica Nova SAB de CV	1,189
437	Kimberly-Clark de Mexico SAB de CV, Class A	753
157	Megacable Holdings SAB de CV, Series CPO(i)	689
535	Mexichem SAB de CV	1,238
346	Nemak SAB de CV(b)	188
111	Promotora y Operadora de Infraestructura SAB de CV	1,125
120	Regional SAB de CV	652
676	Telesites SAB de CV(a)	458
2,629	Wal-Mart de Mexico SAB de CV	7,699

		80,806

	Pakistan—0.1%
373	Fauji Fertilizer Co. Ltd.	274
400	Habib Bank Ltd.	360
294	National Bank of Pakistan(a)	82
400	Oil & Gas Development Co. Ltd.	399
345	Pakistan Petroleum Ltd.	414

		1,529

	Peru—0.4%
112	Cia de Minas Buenaventura SAA ADR	1,816
34	Credicorp Ltd.	8,063

		9,879

	Philippines—1.4%
816	Aboitiz Power Corp.	590
2,129	Alliance Global Group, Inc.	611
121	Ayala Corp.	2,099
3,474	Ayala Land, Inc.	3,263
935	Bank of the Philippine Islands	1,522
968	BDO Unibank, Inc.	2,489
1,995	Bloomberry Resorts Corp.	488
1,649	DMCI Holdings, Inc.	353
1,155	Energy Development Corp.(a)(d)	0
15	Globe Telecom, Inc.	512
48	GT Capital Holdings, Inc.	797
528	International Container Terminal Services, Inc.	1,282
1,464	JG Summit Holdings, Inc.	1,854
214	Jollibee Foods Corp.	1,251
1,614	LT Group, Inc.	497

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Philippines (continued)
137	Manila Electric Co.	$1,012
5,931	Megaworld Corp.	637
7,448	Metro Pacific Investments Corp.	653
838	Metropolitan Bank & Trust Co.	1,194
60	PLDT, Inc.	1,416
185	San Miguel Corp.	641
339	San Miguel Food And Beverage, Inc.	755
683	Semirara Mining & Power Corp.	313
243	SM Investments Corp.	4,430
4,543	SM Prime Holdings, Inc.	3,614
424	Universal Robina Corp.	1,239

		33,512

	Qatar—1.3%
3	Al Meera Consumer Goods Co. QSC	118
96	Barwa Real Estate Co.	915
94	Commercial Bank PQSC (The)	1,314
62	Doha Bank QPSC	370
94	Ezdan Holding Group QSC(a)	276
49	Gulf International Services QSC(a)	213
100	Industries Qatar QSC	3,323
192	Masraf Al Rayan QSC	1,914
218	Mesaieed Petrochemical Holding Co.	1,184
45	Ooredoo QPSC	803
141	Qatar Aluminum Manufacturing Co.(a)	407
26	Qatar Electricity & Water Co. QSC	1,192
25	Qatar Fuel QSC	1,380
140	Qatar Gas Transport Co. Ltd.	824
76	Qatar Insurance Co. SAQ	800
22	Qatar International Islamic Bank QSC	418
58	Qatar Islamic Bank SAQ	2,655
227	Qatar National Bank QPSC	12,218
31	Qatar Navigation QSC	576
98	United Development Co. QSC	363
193	Vodafone Qatar QSC	409

		31,672

	Romania—0.1%
183	NEPI Rockcastle PLC	1,522

	Russia—4.3%
3,217	Gazprom PJSC ADR	16,066
246	LUKOIL PJSC ADR	20,856
162	Magnit PJSC GDR(b)	2,310
74	Magnitogorsk Iron & Steel Works PJSC GDR(b)	656
246	MMC Norilsk Nickel PJSC ADR	5,461
247	Mobile TeleSystems PJSC ADR	1,946
53	Novatek PJSC GDR(b)	10,213
47	Novolipetsk Steel PJSC GDR(b)	1,238
60	PhosAgro PJSC GDR(b)	756
29	Polyus PJSC GDR(b)	1,137
593	Rosneft Oil Co. PJSC GDR(b)	3,945
75	Rostelecom PJSC ADR	515
2,987	RusHydro PJSC ADR	2,354
1,357	Sberbank of Russia PJSC ADR	19,398
207	Severstal PJSC GDR(b)	3,351
89	Sistema PJSFC GDR(b)	234
391	Surgutneftegas PJSC ADR	1,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Russia (continued)
415	Surgutneftegas PJSC (Preference Shares) ADR	$2,500
141	Tatneft PJSC ADR	9,907
1,277	VTB Bank PJSC GDR(b)	1,425

		105,731

	South Africa—7.2%
355	Absa Group Ltd.	4,067
53	African Rainbow Minerals Ltd.	629
29	Anglo American Platinum Ltd.	1,460
206	AngloGold Ashanti Ltd.	2,476
194	Aspen Pharmacare Holdings Ltd.	1,392
13	Assore Ltd.	337
364	Attacq Ltd.	355
159	AVI Ltd.	1,020
101	Barloworld Ltd.	896
167	Bid Corp. Ltd.	3,519
172	Bidvest Group Ltd. (The)	2,605
188	Brait SE(a)	302
27	Capitec Bank Holdings Ltd.	2,517
129	Clicks Group Ltd.	1,761
138	Coronation Fund Managers Ltd.	492
206	Dis-Chem Pharmacies Ltd.(b)	388
173	Discovery Ltd.	1,738
41	Distell Group Holdings Ltd.	393
120	Exxaro Resources Ltd.	1,367
1,622	FirstRand Ltd.	7,683
547	Fortress REIT Ltd., Class A	735
432	Fortress REIT Ltd., Class B	327
119	Foschini Group Ltd. (The)	1,534
407	Gold Fields Ltd.	1,532
1,503	Growthpoint Properties Ltd.	2,608
218	Harmony Gold Mining Co. Ltd.(a)	373
133	Hyprop Investments Ltd.	649
353	Impala Platinum Holdings Ltd.(a)	1,410
84	Imperial Logistics Ltd.	366
158	Investec Ltd.	1,007
49	JSE Ltd.	474
1,001	KAP Industrial Holdings Ltd.	513
27	Kumba Iron Ore Ltd.	807
62	Liberty Holdings Ltd.	448
670	Life Healthcare Group Holdings Ltd.	1,217
59	Massmart Holdings Ltd.	388
539	MMI Holdings Ltd.	671
84	Motus Holdings Ltd.	520
123	Mr. Price Group Ltd.	1,859
908	MTN Group Ltd.	6,547
220	MultiChoice Group Ltd.(a)	1,971
217	Naspers Ltd., Class N	55,325
202	Nedbank Group Ltd.	3,749
705	Netcare Ltd.	1,179
183	Northam Platinum Ltd.(a)	761
20	Oceana Group Ltd.	98
2,446	Old Mutual Ltd.	3,922
363	Pepkor Holdings Ltd.(b)	504
185	Pick n Pay Stores Ltd.	895
62	Pioneer Foods Group Ltd.	373
79	PSG Group Ltd.	1,461

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Africa (continued)
366	Rand Merchant Investment Holdings Ltd.	$884
2,745	Redefine Properties Ltd.	1,886
259	Remgro Ltd.	3,508
127	Resilient REIT Ltd.	503
85	Reunert Ltd.	460
389	RMB Holdings Ltd.	2,265
883	Sanlam Ltd.	4,712
22	Santam Ltd.	515
269	Sappi Ltd.	1,279
284	Sasol Ltd.	9,400
243	Shoprite Holdings Ltd.	2,921
915	Sibanye Gold Ltd.(a)	858
101	SPAR Group Ltd. (The)	1,367
652	Standard Bank Group Ltd.	9,050
201	Super Group Ltd.(a)	515
154	Telkom S.A. SOC Ltd.	911
79	Tiger Brands Ltd.	1,369
216	Truworths International Ltd.	1,139
287	Tsogo Sun Holdings Ltd.	431
319	Vodacom Group Ltd.	2,566
390	Vukile Property Fund Ltd.	559
484	Woolworths Holdings Ltd.	1,611

		178,329

	Taiwan—12.8%
1,555	Acer, Inc.	1,054
180	Advantech Co. Ltd.	1,456
1,703	ASE Technology Holding Co. Ltd.	3,951
1,123	Asia Cement Corp.	1,517
353	Asustek Computer, Inc.	2,696
4,650	AU Optronics Corp.	1,663
1,241	Capital Securities Corp.	373
373	Catcher Technology Co. Ltd.	2,951
4,057	Cathay Financial Holding Co. Ltd.	5,869
588	Chailease Holding Co. Ltd.	2,502
3,214	Chang Hwa Commercial Bank Ltd.	1,924
887	Cheng Shin Rubber Industry Co. Ltd.	1,184
308	Chicony Electronics Co. Ltd.	759
1,092	China Airlines Ltd.	346
6,936	China Development Financial Holding Corp.	2,233
1,362	China Life Insurance Co. Ltd.	1,133
373	China Motor Corp.	335
6,319	China Steel Corp.	5,102
1,921	Chunghwa Telecom Co. Ltd.	6,900
2,016	Compal Electronics, Inc.	1,302
9,327	CTBC Financial Holding Co. Ltd.	6,384
1,102	Delta Electronics, Inc.	5,795
5,248	E.Sun Financial Holding Co. Ltd.	4,305
96	Eclat Textile Co. Ltd.	1,367
501	Epistar Corp.	438
582	Eternal Materials Co. Ltd.	481
1,093	Eva Airways Corp.	536
1,192	Evergreen Marine Corp. Taiwan Ltd.	523
1,164	Far Eastern International Bank	433
2,059	Far Eastern New Century Corp.	2,245
787	Far EasTone Telecommunications Co. Ltd.	1,931
204	Feng Hsin Steel Co. Ltd.	401
175	Feng TAY Enterprise Co. Ltd.	1,419
4,913	First Financial Holding Co. Ltd.	3,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
1,762	Formosa Chemicals & Fibre Corp.	$6,329
680	Formosa Petrochemical Corp.	2,520
2,487	Formosa Plastics Corp.	9,014
535	Formosa Taffeta Co. Ltd.	645
538	Foxconn Technology Co. Ltd.	1,205
3,774	Fubon Financial Holding Co. Ltd.	5,569
161	Giant Manufacturing Co. Ltd.	1,227
102	Globalwafers Co. Ltd.	1,112
6,094	Hon Hai Precision Industry Co. Ltd.	17,138
163	Hotai Motor Co. Ltd.	2,463
379	HTC Corp.(a)	513
4,330	Hua Nan Financial Holdings Co. Ltd.	2,831
4,518	Innolux Corp.	1,447
1,466	Inventec Corp.	1,177
52	Largan Precision Co. Ltd.	7,825
1,041	Lite-On Technology Corp.	1,467
755	MediaTek, Inc.	7,220
5,561	Mega Financial Holding Co. Ltd.	5,336
2,857	Nan Ya Plastics Corp.	7,221
421	Nanya Technology Corp.	891
276	Novatek Microelectronics Corp.	1,800
70	OBI Pharma, Inc.(a)	352
4	OBI Pharma, Inc. Rts. expiring 06/05/19(a)	3
423	Oriental Union Chemical Corp.	356
1,052	Pegatron Corp.	1,985
1,393	Pou Chen Corp.	1,693
280	President Chain Store Corp.	2,610
1,327	Quanta Computer, Inc.	2,542
247	Realtek Semiconductor Corp.	1,671
5,665	Shin Kong Financial Holding Co. Ltd.	1,602
5,505	SinoPac Financial Holdings Co. Ltd.	2,120
674	Synnex Technology International Corp.	840
4,924	Taishin Financial Holding Co. Ltd.	2,231
2,217	Taiwan Business Bank	915
2,268	Taiwan Cement Corp.	3,083
4,555	Taiwan Cooperative Financial Holding Co. Ltd.	3,022
387	Taiwan Fertilizer Co. Ltd.	563
939	Taiwan Glass Industry Corp.	375
1,094	Taiwan High Speed Rail Corp.	1,331
800	Taiwan Mobile Co. Ltd.	2,925
164	Taiwan Secom Co. Ltd.	459
12,241	Taiwan Semiconductor Manufacturing Co. Ltd.	102,599
949	Teco Electric and Machinery Co. Ltd.	709
183	TPK Holding Co. Ltd.	338
164	Transcend Information, Inc.(a)	372
246	U-Ming Marine Transport Corp.	257
556	Unimicron Technology Corp.	620
2,462	Uni-President Enterprises Corp.	5,848
5,816	United Microelectronics Corp.	2,531
479	Vanguard International Semiconductor Corp.	1,062
1,635	Walsin Lihwa Corp.	915
255	Walsin Technology Corp.	1,560
423	Wan Hai Lines Ltd.	223
1,497	Wistron Corp.	1,240
203	Yageo Corp.	2,000
5,657	Yuanta Financial Holding Co. Ltd.	3,277
502	Yulon Motor Co. Ltd.	317
14	Yulon Nissan Motor Co. Ltd.	117

		314,627

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Thailand—3.6%
570	Advanced Info Service PCL NVDR	$3,392
2,219	Airports of Thailand PCL NVDR	4,761
246	Bangkok Bank PCL (Foreign Shares)	1,564
4,584	Bangkok Dusit Medical Services PCL NVDR	3,661
4,219	Bangkok Expressway & Metro PCL NVDR	1,441
300	Bangkok Life Assurance PCL NVDR	266
2,260	Banpu PCL NVDR	1,161
519	Berli Jucker PCL NVDR	837
3,874	BTS Group Holdings PCL NVDR	1,432
472	BTS Group Holdings PCL Wts. expiring 11/29/19(a)	17
168	Bumrungrad Hospital PCL NVDR	931
1,281	Central Pattana PCL NVDR	3,029
1,869	Charoen Pokphand Foods PCL NVDR	1,595
2,700	CP ALL PCL NVDR	6,554
264	Delta Electronics Thailand PCL NVDR	618
2,413	Digital Telecommunications Infrastructure Fund, Class F	1,202
139	Electricity Generating PCL NVDR	1,289
899	Energy Absolute PCL NVDR	1,570
187	Global Power Synergy PCL NVDR	365
238	Glow Energy PCL NVDR	682
394	Gulf Energy Development PCL NVDR	1,290
3,046	Home Product Center PCL NVDR	1,498
949	Indorama Ventures PCL NVDR	1,360
967	Intouch Holdings PCL NVDR	1,802
5,534	IRPC PCL NVDR	979
435	Kasikornbank PCL NVDR	2,603
606	Kasikornbank PCL (Foreign Shares)	3,626
3,260	Krung Thai Bank PCL NVDR	1,930
3,465	Land & Houses PCL NVDR	1,216
1,872	Minor International PCL NVDR	2,199
93	Minor International PLC Wts. expiring 12/31/99(a)(d)	0
343	Muangthai Capital PCL NVDR	553
714	PTT Exploration & Production PCL NVDR	2,986
1,037	PTT Global Chemical PCL NVDR	2,233
7,298	PTT PCL NVDR	11,144
450	Ratch Group PCL NVDR	877
429	Siam Cement PCL (The) NVDR	6,208
52	Siam City Cement PCL NVDR	353
1,229	Siam Commercial Bank PCL (The) NVDR	5,043
170	Siam Makro PCL NVDR	181
635	Thai Airways International PCL NVDR(a)	253
524	Thai Oil PCL NVDR	1,137
1,437	Thai Union Group PCL NVDR	851
10,918	TMB Bank PCL NVDR	691
390	Total Access Communication PCL NVDR	620
5,752	True Corp. PCL NVDR	928

		88,928

	Turkey—0.7%
1,284	Akbank T.A.S.(a)	1,316
81	Anadolu Efes Biracilik ve Malt Sanayii AS	269
99	Arcelik AS(a)	304
150	Aselsan Elektronik Sanayi ve Ticaret AS	514
117	BIM Birlesik Magazalar AS	1,628
38	Coca-Cola Icecek AS	202
1,084	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	274
127	Enerjisa Enerji AS(b)	114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Turkey (continued)
281	Enka Insaat ve Sanayi AS	$253
710	Eregli Demir ve Celik Fabrikalari TAS	1,089
36	Ford Otomotiv Sanayi AS	318
409	Haci Omer Sabanci Holding AS	528
78	Iskenderun Demir ve Celik AS	90
446	KOC Holding AS	1,210
27	Koza Altin Isletmeleri AS(a)	193
370	Petkim Petrokimya Holding AS	277
227	Soda Sanayii AS	295
85	TAV Havalimanlari Holding AS	360
88	Tekfen Holding AS	392
71	Tofas Turk Otomobil Fabrikasi AS	213
65	Tupras Turkiye Petrol Rafinerileri AS	1,343
264	Turk Hava Yollari AO(a)	633
305	Turk Telekomunikasyon AS(a)	218
529	Turkcell Iletisim Hizmetleri AS	1,108
1,051	Turkiye Garanti Bankasi AS	1,438
335	Turkiye Halk Bankasi AS	328
628	Turkiye Is Bankasi AS, Class C(a)	564
352	Turkiye Sise ve Cam Fabrikalari AS	360
436	Turkiye Vakiflar Bankasi TAO, Class D	295
88	Ulker Biskuvi Sanayi AS	280
827	Yapi ve Kredi Bankasi AS(a)	287

		16,693

	United Arab Emirates—0.9%
1,324	Abu Dhabi Commercial Bank PJSC	3,561
359	Abu Dhabi Islamic Bank PJSC	468
716	Abu Dhabi National Oil Co. for Distribution PJSC	507
1,329	Air Arabia PJSC(a)	369
1,779	Aldar Properties PJSC	862
427	Arabtec Holding PJSC	241
977	DAMAC Properties Dubai Co. PJSC	330
1,782	Dana Gas PJSC	463
83	DP World Ltd.	1,660
938	Dubai Financial Market PJSC	197
865	Dubai Investments PJSC	320
784	Dubai Islamic Bank PJSC	1,103
471	Emaar Development PJSC	503
1,164	Emaar Malls PJSC	551
1,793	Emaar Properties PJSC	2,343
877	Emirates Telecommunications Group Co. PJSC	3,987
1,390	First Abu Dhabi Bank PJSC	6,055

		23,520

	United Kingdom—0.1%
62	Mondi Ltd.	1,364

	United States—0.9%
601	iShares MSCI Saudi Arabia ETF	21,125
504	JBS S.A.	2,522

		23,647

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $2,473,825)-100.1%	2,466,651

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.7%
13,304	Invesco Government & Agency Portfolio—Institutional Class 2.34%(j)(k)	$13,304
4,076	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(j)(k)	4,078

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,382)	17,382

	Total Investments in Securities (Cost $2,491,207)—100.8%	2,484,033

	Other assets less liabilities—(0.8)%	(20,493)

	Net Assets—100.0%	$2,463,540

Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Rts.—Rights

Wts.—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $132,875, which represented 5.39% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Affiliated company. See Note 4.
(f)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(g)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(h)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(i)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.
(j)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities

April 30, 2019

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Assets:
Unaffiliated investments in securities, at value(a)	$6,211,657	$2,401,382	$2,355,803
Affiliated investments in securities, at value	5,809	67,491	128,230
Foreign currencies, at value	—	—	325
Receivable for:
Investments sold	174,409	—	29,352
Dividends and interest	7,714	10,889	2,787
Foreign tax reclaims	—	1,309	—
Securities lending	—	72	24

Total assets	6,399,589	2,481,143	2,516,521

Liabilities:
Due to custodian	—	—	679
Due to foreign custodian	—	1,334	—
Payable for:
Investments purchased	179,109	—	34,636
Collateral upon return of securities loaned	—	67,069	17,382
Accrued unitary management fees	346	142	284
Total liabilities	179,455	68,545	52,981

Net Assets	$6,220,134	$2,412,598	$2,463,540

Net assets consist of:
Shares of beneficial interest	$6,188,215	$2,500,025	$2,500,025
Distributable earnings	31,919	(87,427)	(36,485)

Net Assets	$6,220,134	$2,412,598	$2,463,540

Shares outstanding (unlimited amount authorized, $0.01 par value)	250,001	100,001	100,001
Net asset value	$24.88	$24.13	$24.64

Market price	$24.91	$24.26	$24.71

Unaffiliated investments in securities, at cost	$6,188,136	$2,496,107	$2,364,582

Affiliated investments in securities, at cost	$5,809	$67,491	$126,625

Foreign currencies (due to foreign custodian), at cost	$—	$(1,344)	$323

(a) Includes securities on loan with an aggregate value of:	$—	$63,558	$16,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Operations

For the six months ended April 30, 2019

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Investment income:
Unaffiliated dividend income	$—	$41,040	$18,998
Affiliated dividend income	45	33	1,230
Non-cash dividend income	—	2,505	106
Unaffiliated interest income	26,246	—	—
Securities lending income	—	164	72
Foreign withholding tax	—	(4,376)	(1,223)

Total investment income	26,291	39,366	19,183

Expenses:
Unitary management fees	1,307	797	1,609

Less: Waivers	(4)	(3)	(2)

Net expenses	1,303	794	1,607

Net investment income	24,988	38,572	17,576

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,352)	(8,313)	(15,899)
Affiliated investment securities	—	—	(6)
Foreign currencies	—	(140)	(84)

Net realized gain (loss)	(3,352)	(8,453)	(15,989)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	78,067	132,641	299,606
Affiliated investment securities	—	—	14,830
Foreign currencies	—	(76)	(22)

Net change in unrealized appreciation	78,067	132,565	314,414

Net realized and unrealized gain	74,715	124,112	298,425

Net increase in net assets resulting from operations	$99,703	$162,684	$316,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Changes in Net Assets

For the Six months ended April 30, 2019 and the year ended October 31, 2018

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)		Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)		Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Operations:
Net investment income	$24,988	$62,729	$38,572	$73,233	$17,576	$66,292
Net realized gain (loss)	(3,352)	(7,087)	(8,453)	1,782	(15,989)	(17,911)
Net change in unrealized appreciation (depreciation)	78,067	(47,279)	132,565	(261,228)	314,414	(324,388)

Net increase (decrease) in net assets resulting from operations	99,703	8,363	162,684	(186,213)	316,001	(276,007)

Distributions to Shareholders from:
Distributable earnings	(7,780)	(67,160)	(30,281)	(70,376)	(18,331)	(64,729)

Shareholder Transactions:
Proceeds from shares sold	3,688,190	—	—	—	—	—

Increase (Decrease) in Net Assets	3,780,113	(58,797)	132,403	(256,589)	297,670	(340,736)

Net Assets:
Beginning of period	2,440,021	2,498,818	2,280,195	2,536,784	2,165,870	2,506,606

End of period	$6,220,134	$2,440,021	$2,412,598	$2,280,195	$2,463,540	$2,165,870

Changes in Shares Outstanding:
Shares sold	150,000	—	—	—	—	—
Shares outstanding, beginning of period	100,001	100,001	100,001	100,001	100,001	100,001

Shares outstanding, end of period	250,001	100,001	100,001	100,001	100,001	100,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$24.40		$24.99	$25.00
Net investment income(b)	0.16		0.63	0.06
Net realized and unrealized gain (loss) on investments	0.40		(0.55)	(0.07)
Total from investment operations	0.56		0.08	(0.01)
Distributions to shareholders from:
Net investment income	(0.08)		(0.67)	—
Net asset value at end of period	$24.88		$24.40	$24.99
Market price at end of period(c)	$24.91		$24.40	$24.99
Net Asset Value Total Return(d)	2.29%		0.33%	(0.04	)%(e)
Market Price Total Return(d)	2.42%		0.33%	(0.04	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,220		$2,440	$2,499
Ratio to average net assets of:
Expenses	0.07	%(f)	0.07%	0.07	%(f)
Net investment income	1.34	%(f)	2.53%	2.22	%(f)
Portfolio turnover rate(g)	17%		19%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 0.12%. The market price total return from Fund Inception to October 31, 2017 was 0.12%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$22.80		$25.37	$25.00
Net investment income(b)	0.39		0.73	0.07
Net realized and unrealized gain (loss) on investments	1.25		(2.60)	0.30
Total from investment operations	1.64		(1.87)	0.37
Distributions to shareholders from:
Net investment income	(0.29)		(0.70)	—
Net realized gains	(0.02)		—	—
Total distributions	(0.31)		(0.70)	—
Net asset value at end of period	$24.13		$22.80	$25.37
Market price at end of period(c)	$24.26		$23.03	$25.54
Net Asset Value Total Return(d)	7.31%		(7.60)%	1.48	%(e)
Market Price Total Return(d)	6.80%		(7.30)%	2.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,413		$2,280	$2,537
Ratio to average net assets of:
Expenses	0.07	%(f)	0.07%	0.07	%(f)
Net investment income	3.39	%(f)	2.89%	2.38	%(f)
Portfolio turnover rate(g)	2%		7%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 1.80%. The market price total return from Fund Inception to October 31, 2017 was 2.12%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	For the Period September 19, 2017(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$21.66		$25.07	$25.00
Net investment income(b)	0.18		0.66	0.03
Net realized and unrealized gain (loss) on investments	2.98		(3.42)	0.04
Total from investment operations	3.16		(2.76)	0.07
Distributions to shareholders from:
Net investment income	(0.18)		(0.65)	—
Net asset value at end of period	$24.64		$21.66	$25.07
Market price at end of period(c)	$24.71		$21.75	$25.20
Net Asset Value Total Return(d)	14.69%		(11.28)%	0.28	%(e)
Market Price Total Return(d)	14.53%		(11.38)%	0.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,464		$2,166	$2,507
Ratio to average net assets of:
Expenses, after Waivers	0.14	%(f)(g)	0.11%	0.14	%(g)
Expenses, prior to Waivers	0.14	%(f)(g)	0.14%	0.14	%(g)
Net investment income	1.53	%(g)	2.64%	1.03	%(g)
Portfolio turnover rate(h)	4%		16%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the exchange) to October 31, 2017 was 1.05%. The market price total return from Fund Inception to October 31, 2017 was (0.39)%.

(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2019

(Unaudited)

Note 1—Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	“PureBetaSM 0-5 Yr US TIPS ETF”
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	“PureBetaSM FTSE Developed ex-North America ETF”
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)	“PureBetaSM FTSE Emerging Markets ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
PureBetaSM 0-5 Yr US TIPS ETF	ICE BofAML 0-5 Year US Inflation-Linked Treasury IndexSM
PureBetaSM FTSE Developed ex-North America ETF	FTSE Developed ex North America Index
PureBetaSM FTSE Emerging Markets ETF	FTSE Emerging Index

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments companies are valued using such company’s NAV per share, unless the shares are exchanged-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for the Funds because the Funds invest in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Certain Fund invests in fixed-income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the

36

general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Geographic Concentration Risk. A natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact a Fund’s investments in the affected country or region.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Inflation-Linked Security Risk. For certain Funds, the value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Foreign Investments Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Currency Risk. Certain Funds may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because a Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

Sampling Risk. For PureBetaSM FTSE Emerging Markets ETF, the use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in their Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Liquidity Risk. For PureBetaSM 0-5 Yr US TIPS ETF, liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S.

37

Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

C.

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination — For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders — Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes — Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses — Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

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Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications — Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

K.

Treasury Inflation-Protected Securities — PureBetaSM 0-5 Yr US TIPS ETF may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.

L.

Securities Lending — During the six-month period ended April 30, 2019, PureBetaSM FTSE Developed ex-North America ETF and PureBetaSM FTSE Emerging Markets ETF participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending

39

transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
PureBetaSM 0-5 Yr US TIPS ETF	0.07%
PureBetaSM FTSE Developed ex-North America ETF	0.07%
PureBetaSM FTSE Emerging Markets ETF	0.14%

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2019, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM 0-5 Yr US TIPS ETF	$4
PureBetaSM FTSE Developed ex-North America ETF	3
PureBetaSM FTSE Emerging Markets ETF	2

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
PureBetaSM 0-5 Yr US TIPS ETF	ICE Data Indices, LLC
PureBetaSM FTSE Developed ex-North America ETF	FTSE International Ltd.
PureBetaSM FTSE Emerging Markets ETF	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4—Investments in Affiliates

The Adviser also serves as the adviser for Invesco India ETF, and therefore Invesco India ETF is considered to be affiliated with the Funds. The table below shows certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2019.

PureBetaSM FTSE Emerging Markets ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2019	Dividend Income
Invesco India ETF	$93,889	$4,876	$(2,741)	$14,830	$(6)	$110,848	$24

Note 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes

40

the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$—	$6,211,657	$—	$6,211,657
Money Market Funds	5,809	—	—	5,809

Total Investments	$5,809	$6,211,657	$—	$6,217,466

PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,401,360	$—	$22	$2,401,382
Money Market Funds	67,491	—	—	67,491

Total Investments	$2,468,851	$—	$22	$2,468,873

PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,466,637	$3	$11	$2,466,651
Money Market Funds	17,382	—	—	17,382

Total Investments	$2,484,019	$3	$11	$2,484,033

Note 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2018, which expire as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
PureBetaSM 0-5 Yr US TIPS ETF	$6,722	$365	$7,087
PureBetaSM FTSE Developed ex-North America ETF	—	—	—
PureBetaSM FTSE Emerging Markets ETF	2,932	15,412	18,344
*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

41

Note 7—Investment Transactions

For the six-month period ended April 30, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
PureBetaSM FTSE Developed ex-North America ETF	$53,212	$52,026
PureBetaSM FTSE Emerging Markets ETF	99,257	95,176

For the six-month period ended April 30, 2019, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the PureBetaSM 0-5 Yr US TIPS ETF amounted to $823,069 and $602,907, respectively.

For the six-month period ended April 30, 2019, in-kind transactions associated with creations and redemptions for the PureBetaSM 0-5 Yr US TIPS ETF amounted to $3,226,201 and $0, respectively.

At April 30, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
PureBetaSM 0-5 Yr US TIPS ETF	$23,919	$(398)	$23,521	$6,193,945
PureBetaSM FTSE Developed ex-North America ETF	175,770	(273,295)	(97,525)	2,566,398
PureBetaSM FTSE Emerging Markets ETF	233,220	(241,426)	(8,206)	2,492,239

Note 8—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9—Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares for PureBetaSM 0-5 Yr US TIPS ETF and 100,000 Shares for PureBetaSM FTSE Developed ex-North America ETF and PureBetaSM FTSE Emerging Markets ETF. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

42

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.

In addition to the fees and expenses which the Invesco PureBetaSM FTSE Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
Actual	$1,000.00	$1,022.90	0.07%	$0.35
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
Actual	1,000.00	1,073.10	0.07	0.36
Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Actual	1,000.00	1,146.90	0.14	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.14	0.70

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

43

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2019, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 73 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco DWA Tactical Multi-Asset Income ETF

Invesco DWA Tactical Sector Rotation ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco LadderRite 0-5 Year Corporate Bond ETF

Invesco MSCI Emerging Markets Equal Country Weight ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500 Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500 Momentum ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P High Income Infrastructure ETF

Invesco S&P International Developed High Dividend Low Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco Senior Loan ETF

Invesco Shipping ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free Weekly ETF

Also at the April 11, 2019 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

44

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2018, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that such Funds’ performance prior to the closing of the Transaction on April 6, 2018 is that of their predecessor Guggenheim ETFs. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year, five-year and since-inception periods for Invesco Global Short Term High Yield Bond ETF and the one-year, ten-year and since-inception periods for Invesco VRDO Tax-Free Weekly ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Global Short Term High Yield Bond ETF’s and Invesco VRDO Tax-Free Weekly ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for each Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

0.04%:	Invesco PureBetaTM MSCI USA ETF

0.05%:	Invesco PureBetaTM US Aggregate Bond ETF

0.06%:	Invesco PureBetaTM MSCI USA Small Cap ETF

0.07%:	Invesco PureBetaTM 0-5 Yr US TIPS ETF, Invesco PureBetaTM FTSE Developed ex-North America ETF

0.08%:	Invesco Treasury Collateral ETF

0.10%:	Invesco S&P 500 Minimum Variance ETF (the Trustees noted that, prior to April 20, 2018, Invesco S&P 500 Minimum Variance ETF’s unitary advisory fee was 0.13%)

0.13%:	Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

0.14%:	Invesco PureBetaTM FTSE Emerging Markets ETF

45

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.15%:	Invesco DWA Tactical Sector Rotation ETF

0.20%:	Invesco Russell 1000 Equal Weight ETF

0.22%:	Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco LadderRite 0-5 Year Corporate Bond ETF

0.25%:	Invesco 1-30 Laddered Treasury ETF, Invesco DWA Tactical Multi-Asset Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free Weekly ETF

0.28%:	Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

0.29%:	Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

0.30%:	Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

0.35%:	Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF

0.45%:	Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P High Income Infrastructure ETF

0.49%:	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

0.50%:	Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

0.55%:	Invesco International BuyBack AchieversTM ETF

0.60%:	Invesco DWA SmallCap Momentum ETF

0.65%:	Invesco Senior Loan ETF, Invesco Shipping ETF

0.70%:	Invesco China Technology ETF, Invesco MSCI Emerging Markets Equal Country Weight ETF

0.75%:	Invesco Global Clean Energy ETF, Invesco Global Water ETF

0.80%:	Invesco DWA Developed Markets Momentum ETF

0.90%:	Invesco DWA Emerging Markets Momentum ETF

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that it provides sub-advisory services to other clients. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF		X	X
Invesco DWA Tactical Multi-Asset Income ETF	N/A	N/A	X

46

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco DWA Tactical Sector Rotation ETF	X	N/A	N/A
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X	X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		N/A	X
Invesco Global Short Term High Yield Bond ETF	X	X	X
Invesco Global Water ETF		N/A	X
Invesco International BuyBack AchieversTM ETF			X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco LadderRite 0-5 Year Corporate Bond ETF			X
Invesco MSCI Emerging Markets Equal Country Weight ETF			X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaTM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaTM FTSE Developed ex-North America ETF	X	X	X
Invesco PureBetaTM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaTM MSCI USA ETF	X	X	X
Invesco PureBetaTM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaTM US Aggregate Bond ETF	X		X
Invesco Russell 1000 Enhanced Equal Weight ETF			X
Invesco Russell 1000 Equal Weight ETF	X	X	X
Invesco Russell 1000 Low Beta Equal Weight ETF			X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500 High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X	X	X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF	X	X	X
Invesco S&P Emerging Markets Low Volatility ETF	X	X	X
Invesco S&P Emerging Markets Momentum ETF	X	X	X
Invesco S&P High Income Infrastructure ETF	X	N/A	X

47

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X	X	X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco Senior Loan ETF		X	X
Invesco Shipping ETF			X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free Weekly ETF		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco International Corporate Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Senior Loan ETF, Invesco Taxable Municipal Bond ETF and Invesco VRDO Tax-Free Weekly ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2021, for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF. The Trustees further considered that the Adviser had agreed to waive a portion of its unitary advisory fee, until April 6, 2020, to the extent necessary to prevent Invesco MSCI Emerging Markets Equal Country Weight ETF’s operating expenses (including acquired fund fees and expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses, and extraordinary expenses) from exceeding the unitary advisory fee.

48

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 11, 2019. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

49

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

50

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Form N-Qs (or any successor Form) will be available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PBETA-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

April 30, 2019

IDLB	Invesco FTSE International Low Beta Equal Weight ETF

EWEM	Invesco MSCI Emerging Markets Equal Country Weight ETF

EELV	Invesco S&P Emerging Markets Low Volatility ETF

EEMO	Invesco S&P Emerging Markets Momentum ETF

IDHD	Invesco S&P International Developed High Dividend Low Volatility ETF

IDLV	Invesco S&P International Developed Low Volatility ETF

IDMO	Invesco S&P International Developed Momentum ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Industrials	16.8
Financials	14.9
Consumer Staples	13.2
Consumer Discretionary	12.3
Communication Services	7.9
Materials	7.7
Real Estate	7.3
Health Care	6.5
Utilities	6.0
Information Technology	5.0
Energy	1.9
Money Market Funds Plus Other Assets Less Liabilities	0.5

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.5%
	Australia—5.5%
8,400	AGL Energy Ltd.	$131,431
11,968	Amcor Ltd.	135,032
75,475	AMP Ltd.	120,589
25,124	Atlas Arteria Ltd.	123,785
39,488	Aurizon Holdings Ltd.	132,298
101,633	AusNet Services	126,974
20,030	Bank of Queensland Ltd.(a)	130,690
18,270	Bendigo & Adelaide Bank Ltd.	132,451
15,272	Brambles Ltd.	129,528
22,674	Challenger Ltd.	131,184
22,895	Coca-Cola Amatil Ltd.	141,809
1,084	Cochlear Ltd.	142,928
2,426	Commonwealth Bank of Australia	127,246
10,373	Computershare Ltd.	130,177
16,165	Crown Resorts Ltd.	151,210
14,790	Dexus	130,124
4,577	Domino’s Pizza Enterprises Ltd.	138,525
25,324	DuluxGroup Ltd.	173,787
49,419	Evolution Mining Ltd.	110,960
4,066	Flight Centre Travel Group Ltd.	109,895
13,957	Goodman Group	129,279
30,474	GPT Group (The)	122,904
51,553	Harvey Norman Holdings Ltd.(a)	151,311
72,127	Healthscope Ltd.	124,378
52,608	Incitec Pivot Ltd.	124,785
25,913	Insurance Australia Group Ltd.	143,722
71,439	Mirvac Group	142,299
7,211	National Australia Bank Ltd.	128,663
7,271	Newcrest Mining Ltd.	127,994

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Australia (continued)
19,072	Northern Star Resources Ltd.	$109,941
56,787	Orora Ltd.	121,108
16,864	OZ Minerals Ltd.	118,222
31,164	Qantas Airways Ltd.	123,054
2,926	Ramsay Health Care Ltd.	134,524
46,583	Scentre Group	125,248
75,839	Shopping Centres Australasia Property Group	136,651
39,928	Star Entertainment Group Ltd. (The)	127,589
52,717	Stockland	139,885
25,017	Sydney Airport	134,175
60,372	Telstra Corp. Ltd.	143,626
14,757	Transurban Group	139,597
72,713	Vicinity Centres	129,995
6,212	Washington H Soul Pattinson & Co. Ltd.	100,520
6,697	Westpac Banking Corp.	129,673
40,377	Whitehaven Coal Ltd.	119,361
6,317	Woolworths Group Ltd.	141,612

		6,020,739

	Austria—0.6%
2,517	ANDRITZ AG	119,884
2,548	OMV AG	136,353
17,060	Telekom Austria AG(b)	127,716
2,697	Verbund AG	133,656
5,445	Vienna Insurance Group AG Wiener Versicherung Gruppe	151,335

		668,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Belgium—1.4%
840	Ackermans & van Haaren N.V.	$134,995
2,650	Ageas	139,583
1,800	Colruyt S.A.	129,629
1,339	Groupe Bruxelles Lambert S.A.	127,883
1,797	KBC Group N.V.	132,958
4,934	Proximus SADP	137,962
650	Sofina S.A.	133,599
1,186	Solvay S.A.	142,419
2,982	Telenet Group Holding N.V.	158,140
1,458	UCB S.A.	115,555
3,084	Umicore S.A.(a)	119,240

		1,471,963

	Canada—3.6%
2,242	Alimentation Couche-Tard, Inc., Class B	131,650
2,310	Bank of Nova Scotia (The)	126,696
2,873	BCE, Inc.	128,016
1,465	Canadian Imperial Bank of Commerce	122,857
1,147	Canadian Tire Corp. Ltd., Class A	125,733
5,011	Canadian Utilities Ltd., Class A	137,568
1,946	CGI, Inc., Class A(b)	139,498
151	Constellation Software, Inc.	132,689
260	Fairfax Financial Holdings Ltd.	123,483
3,560	Fortis, Inc.	131,052
1,708	Franco-Nevada Corp.	121,878
1,863	George Weston Ltd.	138,534
5,610	Great-West Lifeco, Inc.	140,417
8,242	Hydro One Ltd.(c)	132,833
1,532	Intact Financial Corp.	124,831
2,563	Loblaw Cos. Ltd.	125,044
3,398	Metro, Inc.	122,512
2,707	National Bank of Canada	128,428
6,157	Power Corp. of Canada	140,697
5,896	Power Financial Corp.	139,949
6,738	RioCan Real Estate Investment Trust	129,030
2,304	Rogers Communications, Inc., Class B	115,525
1,629	Royal Bank of Canada	129,296
3,922	Saputo, Inc.	133,561
6,208	Shaw Communications, Inc., Class B	125,203
3,365	Sun Life Financial, Inc.	139,233
5,738	Teck Resources Ltd., Class B	135,132
3,588	TELUS Corp.	131,576
2,491	Thomson Reuters Corp.	153,308
5,951	Wheaton Precious Metals Corp.	128,204

		3,934,433

	China—1.1%
20,949	AAC Technologies Holdings, Inc.	135,381
40,489	China Mengniu Dairy Co. Ltd.	149,665
78,577	Kerry Logistics Network Ltd.	140,019
140,199	Lenovo Group Ltd.	129,917
92,423	Nexteer Automotive Group Ltd.	144,665
563,044	Shougang Fushan Resources Group Ltd.	136,358
92,325	Tingyi Cayman Islands Holding Corp.	151,808
157,146	Towngas China Co. Ltd.(b)	124,989
141,871	Uni-President China Holdings Ltd.	129,838

		1,242,640

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Denmark—1.6%
1,085	Carlsberg A/S, Class B	$140,038
1,256	Chr. Hansen Holding A/S	128,020
4,265	Demant A/S(b)	134,449
763	Genmab A/S(b)	126,562
2,645	GN Store Nord A/S	135,275
2,774	H. Lundbeck A/S	116,596
3,414	Jyske Bank A/S	137,397
2,670	Novo Nordisk A/S, Class B	130,461
2,770	Novozymes A/S, Class B	128,985
1,790	Orsted A/S(c)	136,931
2,425	Pandora A/S	101,635
534	Rockwool International A/S, Class B	142,525
4,683	Tryg A/S	142,986

		1,701,860

	Finland—1.1%
3,002	Elisa Oyj	127,273
5,789	Fortum Oyj	122,229
3,487	Huhtamaki Oyj(a)	132,907
2,158	Kesko Oyj, Class B	111,975
2,694	Kone Oyj, Class B	147,517
3,580	Nokian Renkaat Oyj	119,641
14,146	Nordea Bank Abp	114,272
3,631	Orion Oyj, Class B(a)	120,572
2,647	Sampo Oyj, Class A	120,914
7,817	Wartsila Oyj Abp	124,575

		1,241,875

	France—5.9%
3,014	Accor S.A.	126,870
1,525	Adevinta ASA, Class A(b)	15,346
1,874	Adevinta ASA, Class B(b)	18,394
649	Aeroports de Paris	132,084
9,988	Air France-KLM(b)	115,294
1,030	Air Liquide S.A.	136,845
3,034	Alstom S.A.	133,288
1,524	bioMerieux	120,837
31,301	Bollore S.A.	148,595
3,405	Bouygues S.A.(a)	127,988
5,919	CNP Assurances(a)	139,567
1,324	Covivio	143,188
1,692	Danone S.A.	136,680
926	Dassault Systemes SE	146,377
2,950	Edenred	138,888
8,696	Electricite de France S.A.	125,134
8,259	Elis S.A.(b)	147,168
8,072	Engie S.A.	119,456
1,082	EssilorLuxottica S.A.	131,567
1,820	Eurazeo SE	142,675
6,452	Eutelsat Communications S.A.	116,343
873	Gecina S.A.	130,221
8,998	Getlink SE	144,706
206	Hermes International	144,798
1,548	ICADE	132,195
1,256	Iliad S.A.	127,669
951	Ipsen S.A.	110,948
3,765	Klepierre S.A.	133,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
5,132	Lagardere SCA	$139,530
1,940	Legrand S.A.	142,451
521	L’Oreal S.A.(a)	143,110
8,635	Orange S.A.	135,143
1,176	Orpea	143,261
753	Pernod Ricard S.A.	131,098
2,400	Publicis Groupe S.A.	142,230
1,022	Remy Cointreau S.A.(a)	136,068
1,851	Renault S.A.	126,166
2,184	Rubis SCA	119,443
1,546	Sanofi	134,259
1,142	Sartorius Stedim Biotech	154,861
2,868	SCOR SE	116,867
1,411	Societe BIC S.A.	121,524
1,181	Sodexo S.A.	135,333
9,778	Suez	137,252
744	Teleperformance	142,830
1,077	Thales S.A.	128,485
784	Unibail-Rodamco-Westfield	134,650
6,112	Veolia Environnement S.A.	144,255
1,395	Vinci S.A.	140,735
1,059	Wendel S.A.	146,454

		6,482,756

	Germany—4.6%
3,247	1&1 Drillisch AG	120,958
542	adidas AG	139,160
593	Allianz SE	142,751
14,998	Aroundtown S.A.	121,457
2,231	Axel Springer SE	126,264
1,318	Bayerische Motoren Werke AG	112,111
224	Bayerische Motoren Werke AG (Preference Shares)	16,518
1,415	Beiersdorf AG	154,519
1,557	Carl Zeiss Meditec AG-BR	152,769
3,519	Delivery Hero SE(b)(c)	162,048
1,026	Deutsche Boerse AG	136,716
7,755	Deutsche Telekom AG	129,618
2,797	Deutsche Wohnen SE	125,603
11,576	E.ON SE	124,128
1,951	Fielmann AG	138,405
1,635	Fraport AG Frankfurt Airport Services Worldwide	135,300
3,174	FUCHS PETROLUB SE	126,277
865	Hannover Rueck SE	130,288
481	Henkel AG & Co. KGaA	45,793
820	Henkel AG & Co. KGaA (Preference Shares)	82,928
835	HOCHTIEF AG	124,459
2,788	Innogy SE(c)	129,324
2,181	KION Group AG	149,197
1,166	LEG Immobilien AG	135,574
1,238	Merck KGaA	131,639
7,755	METRO AG	131,235
547	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	136,704
238	Puma SE	147,100
197	Rational AG	132,908

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Germany (continued)
5,521	Rocket Internet SE(b)(c)	$145,404
1,235	SAP SE	158,586
836	Sartorius AG (Preference Shares)	152,903
2,492	Scout24 AG(a)(c)	128,189
1,163	Siemens AG	139,122
8,638	Suedzucker AG(a)	132,624
1,492	Symrise AG	143,298
3,326	Talanx AG	132,772
3,618	United Internet AG	144,874
2,623	Vonovia SE	130,724

		5,050,247

	Hong Kong—4.3%
36,194	Bank of East Asia Ltd. (The)	114,182
49,209	Cafe de Coral Holdings Ltd.	121,182
73,939	Cathay Pacific Airways Ltd.	124,403
157,030	Champion REIT	132,903
11,830	CK Hutchison Holdings Ltd.	124,250
15,406	CK Infrastructure Holdings Ltd.	125,088
10,929	CLP Holdings Ltd.	123,911
65,653	Dah Sing Banking Group Ltd.	125,525
14,294	Dairy Farm International Holdings Ltd.	111,922
312,878	First Pacific Co. Ltd.	129,611
26,517	Great Eagle Holdings Ltd.	124,889
5,200	Hang Seng Bank Ltd.	136,539
23,080	Henderson Land Development Co. Ltd.	142,091
56,279	Hong Kong & China Gas Co. Ltd.	134,288
17,678	Hongkong Land Holdings Ltd.	123,216
286,537	Huabao International Holdings Ltd.	134,404
327,721	Hutchison Telecommunications Hong Kong Holdings Ltd.	138,684
23,658	Hysan Development Co. Ltd.	132,382
1,834	Jardine Matheson Holdings Ltd.	120,677
3,187	Jardine Strategic Holdings Ltd.	120,532
11,530	Link REIT	134,473
141,549	Mapletree North Asia Commercial Trust(c)	141,424
22,380	MTR Corp. Ltd.	133,218
53,175	NWS Holdings Ltd.	110,479
217,611	PCCW Ltd.	131,198
18,579	Power Assets Holdings Ltd.	129,537
92,325	Shangri-La Asia Ltd.	130,861
67,859	Sino Land Co. Ltd.	119,363
127,108	Sun Art Retail Group Ltd.	110,981
8,686	Swire Pacific Ltd., Class A	109,940
16,556	Swire Pacific Ltd., Class B	32,794
31,620	Swire Properties Ltd.	128,368
805,450	United Energy Group Ltd.	150,918
30,778	Vitasoy International Holdings Ltd.	154,961
12,294	VTech Holdings Ltd.	112,121
147,156	WH Group Ltd.(c)	174,440
39,597	Yue Yuen Industrial Holdings Ltd.	127,946

		4,673,701

	Ireland—0.5%
28,415	AIB Group PLC	131,773
6,318	Glanbia PLC	116,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Ireland (continued)
1,240	Kerry Group PLC, Class A	$138,689
1,621	Paddy Power Betfair PLC	137,106

		523,619

	Israel—3.0%
8,962	Airport City Ltd.(b)	148,579
11,790	Alony Hetz Properties & Investments Ltd.	143,405
22,515	Amot Investments Ltd.(a)	132,552
2,300	Azrieli Group Ltd.	130,808
20,545	Bank Hapoalim BM	150,907
21,539	Bank Leumi Le-Israel BM	147,202
147,428	Bezeq The Israeli Telecommunication Corp. Ltd.	100,714
735	Delek Group Ltd.	139,672
960	Elbit Systems Ltd.	133,510
5,374	First International Bank of Israel Ltd.	134,835
16,530	Gazit-Globe Ltd.	133,443
18,208	Harel Insurance Investments & Financial Services Ltd.	136,269
22,371	Israel Chemicals Ltd.	118,347
462	Israel Corp. Ltd. (The)	111,144
36,362	Israel Discount Bank Ltd., Class A	141,570
2,685	Melisron Ltd.	135,406
130,734	Migdal Insurance & Financial Holding Ltd.	135,272
6,785	Mizrahi Tefahot Bank Ltd.	146,572
1,111	Nice Ltd.(b)	153,152
241,585	Oil Refineries Ltd.(b)	118,478
834	Paz Oil Co. Ltd.	121,336
22,240	Phoenix Holdings Ltd. (The)	126,609
18,014	Shufersal Ltd.	119,560
5,075	Strauss Group Ltd.	129,278
7,060	Tower Semiconductor Ltd.(b)	128,437

		3,317,057

	Italy—2.6%
71,950	A2A SpA	120,145
7,629	Assicurazioni Generali SpA	147,912
19,293	Banca Mediolanum SpA	141,514
6,763	Buzzi Unicem SpA	150,297
10,568	Buzzi Unicem SpA-RSP	160,836
13,650	Davide Campari-Milano SpA	137,449
1,310	DiaSorin SpA	127,873
21,176	Enel SpA	133,825
7,378	Eni SpA	125,830
1,026	Ferrari N.V.	138,843
39,436	Hera SpA	140,278
21,313	Italgas SpA	132,803
40,464	Mediaset SpA(a)(b)	134,412
3,358	Moncler SpA	137,624
14,582	Poste Italiane SpA(c)	155,413
6,207	Prysmian SpA	119,577
3,488	Recordati SpA	140,685
6,359	Salvatore Ferragamo SpA	143,813
26,122	Snam SpA	132,820
20,753	Terna Rete Elettrica Nazionale SpA	124,151
52,779	UnipolSai Assicurazioni SpA(a)	144,443

		2,890,543

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan—31.6%
2,265	ABC-Mart, Inc.	$140,730
38,325	Acom Co. Ltd.	134,202
6,495	AEON Financial Service Co. Ltd.	134,070
7,960	Aeon Mall Co. Ltd.	121,785
1,895	Ain Holdings, Inc.	150,409
8,761	Ajinomoto Co., Inc.	141,002
4,408	Alfresa Holdings Corp.	122,494
6,347	Alps Alpine Co. Ltd.	133,750
3,415	ANA Holdings, Inc.	119,215
5,203	Aoyama Trading Co. Ltd.	113,940
4,446	Aozora Bank Ltd.	108,141
3,012	Asahi Group Holdings Ltd.	130,594
5,379	ASKUL Corp.(a)	144,406
7,873	Autobacs Seven Co. Ltd.	137,137
4,870	Awa Bank Ltd. (The)	121,908
3,028	Bandai Namco Holdings, Inc.	144,093
6,464	Benefit One, Inc.	134,126
11,202	Bic Camera, Inc.	119,890
3,251	Bridgestone Corp.	128,610
6,916	Brother Industries Ltd.	135,557
4,608	Calbee, Inc.	126,604
6,889	Canon Marketing Japan, Inc.	148,574
4,446	Canon, Inc.	123,310
6,516	Capcom Co. Ltd.	146,555
574	Central Japan Railway Co.	123,149
7,843	Chubu Electric Power Co., Inc.	113,798
9,990	Chugoku Electric Power Co., Inc. (The)	119,028
5,020	Coca-Cola Bottlers Japan Holdings, Inc.	123,365
8,821	Credit Saison Co. Ltd.	112,148
4,166	CyberAgent, Inc.	165,705
5,546	Dai Nippon Printing Co. Ltd.	131,112
12,428	Daicel Corp.	138,591
2,612	Daiichikosho Co. Ltd.	127,581
888	Daito Trust Construction Co. Ltd.	118,520
4,102	Daiwa House Industry Co. Ltd.	114,580
25,670	Daiwa Securities Group, Inc.	118,722
3,016	Dentsu, Inc.	122,806
1,366	East Japan Railway Co.	128,352
5,042	Electric Power Development Co. Ltd.	116,798
2,590	Ezaki Glico Co. Ltd.	136,273
4,373	FamilyMart UNY Holdings Co. Ltd.	116,535
5,551	Fancl Corp.	164,474
261	Fast Retailing Co. Ltd.	150,589
2,134	FP Corp.	129,333
8,490	Fuji Media Holdings, Inc.	113,886
3,797	Fuji Oil Holdings, Inc.	121,538
3,415	Fuji Seal International, Inc.	118,969
2,832	FUJIFILM Holdings Corp.	131,817
30,278	Fujikura Ltd.	124,510
9,384	Fujitsu General Ltd.	136,579
1,877	Fujitsu Ltd.	137,099
3,200	Fukuyama Transporting Co. Ltd.	122,685
5,216	Glory Ltd.	131,132
1,111	Goldwin, Inc.	176,762
8,448	Hakuhodo DY Holdings, Inc.	142,071
3,641	Hamamatsu Photonics K.K.	147,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
3,502	Hankyu Hanshin Holdings, Inc.	$130,490
6,504	Heiwa Corp.(a)	129,175
688	Hikari Tsushin, Inc.	126,882
1,281	Hirose Electric Co. Ltd.	147,912
3,508	HIS Co. Ltd.	111,500
3,332	Hitachi High-Technologies Corp.	148,089
12,457	Hitachi Metals Ltd.	143,276
4,306	Hitachi Transport System Ltd.	119,079
19,852	Hokkaido Electric Power Co., Inc.	111,046
14,781	Hokuriku Electric Power Co.(b)	109,622
4,533	Honda Motor Co. Ltd.	126,212
2,529	Horiba Ltd.	152,137
3,223	House Foods Group, Inc.	129,354
2,127	Hoya Corp.	149,248
14,038	Hulic Co. Ltd.	120,749
9,063	Ibiden Co. Ltd.	161,852
4,787	IHI Corp.	113,341
6,923	Iida Group Holdings Co. Ltd.	116,797
12,820	Isetan Mitsukoshi Holdings Ltd.	121,898
2,837	Ito EN Ltd.	140,863
7,180	ITOCHU Corp.	128,934
5,390	ITOCHU Techno-Solutions Corp.	131,683
21,744	Itoham Yonekyu Holdings, Inc.	135,296
3,503	Japan Airlines Co. Ltd.	117,286
7,190	Japan Exchange Group, Inc.	116,718
11,792	Japan Post Bank Co. Ltd.	129,487
10,735	Japan Post Holdings Co. Ltd.	119,808
5,640	Japan Post Insurance Co. Ltd.	113,686
4,997	Japan Tobacco, Inc.	115,576
7,775	JSR Corp.	117,838
4,955	Kagome Co. Ltd.	134,580
2,640	Kaken Pharmaceutical Co. Ltd.	112,474
13,985	Kandenko Co. Ltd.	117,405
3,251	Kaneka Corp.	124,932
8,677	Kansai Electric Power Co., Inc. (The)	104,825
6,844	Kansai Paint Co. Ltd.	129,967
1,704	Kao Corp.	130,919
5,315	KDDI Corp.	121,237
3,140	Keihan Holdings Co. Ltd.	133,212
7,871	Keikyu Corp.	133,993
2,223	Keio Corp.	133,729
5,562	Kewpie Corp.	128,144
8,090	Kinden Corp.	129,513
2,862	Kintetsu Group Holdings Co. Ltd.	126,815
5,649	Kirin Holdings Co. Ltd.	127,790
1,570	Kobayashi Pharmaceutical Co. Ltd.	124,895
16,025	Kobe Steel Ltd.	122,157
7,360	Koei Tecmo Holdings Co. Ltd.	133,620
8,612	Kokuyo Co. Ltd.	109,182
5,090	Komeri Co. Ltd.	107,079
3,251	Konami Holdings Corp.	147,700
12,994	Konica Minolta, Inc.	129,969
818	Kose Corp.	153,134
13,764	K’s Holdings Corp.	122,717
9,674	Kuraray Co. Ltd.	129,160
1,820	Kusuri NO Aoki Holdings Co. Ltd.	127,788

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
6,462	KYORIN Holdings, Inc.	$121,030
2,754	Kyoritsu Maintenance Co. Ltd.	140,945
6,767	Kyowa Hakko Kirin Co. Ltd.	130,996
3,687	Kyudenko Corp.	104,610
10,623	Kyushu Electric Power Co., Inc.	102,725
3,763	Kyushu Railway Co.	122,308
2,182	Lawson, Inc.	101,680
5,640	Lintec Corp.	121,485
6,356	Lion Corp.	130,573
6,582	Maeda Road Construction Co. Ltd.	130,015
3,864	Maruha Nichiro Corp.	122,121
4,272	Maruichi Steel Tube Ltd.	117,756
11,713	Matsui Securities Co. Ltd.	104,116
11,125	Mazda Motor Corp.	131,402
5,503	Medipal Holdings Corp.	123,277
5,274	Megmilk Snow Brand Co. Ltd.	116,158
1,627	MEIJI Holdings Co. Ltd.	127,823
4,785	Miraca Holdings, Inc.	122,144
4,529	Mitsubishi Corp.	124,270
7,352	Mitsubishi Estate Co. Ltd.	123,804
3,200	Mitsubishi Heavy Industries Ltd.	132,769
22,232	Mitsubishi Motors Corp.	124,359
4,966	Mitsubishi Shokuhin Co. Ltd.	128,414
9,219	Mitsubishi Tanabe Pharma Corp.	115,719
8,032	Mitsui & Co. Ltd.	129,377
5,148	Mitsui Chemicals, Inc.	125,632
80,786	Mizuho Financial Group, Inc.	125,848
2,466	Mochida Pharmaceutical Co. Ltd.	114,250
5,407	MonotaRO Co. Ltd.	124,379
2,906	Morinaga & Co. Ltd.	120,676
4,017	Morinaga Milk Industry Co. Ltd.	132,187
2,520	Murata Manufacturing Co. Ltd.	134,853
4,704	Nagoya Railroad Co. Ltd.	127,129
4,748	Nankai Electric Railway Co. Ltd.	129,171
3,854	NEC Corp.	129,591
8,651	Nexon Co. Ltd.(b)	123,969
3,502	NH Foods Ltd.	140,552
5,244	Nichirei Corp.	120,630
4,297	Nihon Kohden Corp.	124,811
8,730	Nikon Corp.	121,495
6,582	Nippo Corp.	133,324
2,158	Nippon Express Co. Ltd.	118,193
10,516	Nippon Kayaku Co. Ltd.	123,123
3,300	Nippon Paint Holdings Co. Ltd.	124,889
1,911	Nippon Shokubai Co. Ltd.	132,119
2,959	Nippon Telegraph & Telephone Corp.	122,637
8,349	Nippon Television Holdings, Inc.	121,740
5,303	Nishi-Nippon Railroad Co. Ltd.	124,415
2,564	Nissan Chemical Corp.	113,495
14,662	Nissan Motor Co. Ltd.	117,599
14,566	Nissan Shatai Co. Ltd.	133,399
6,039	Nisshin Seifun Group, Inc.	140,110
1,877	Nissin Foods Holdings Co. Ltd.	123,532
1,032	Nitori Holdings Co. Ltd.	122,774
3,763	NOF Corp.	133,627
6,756	Nomura Real Estate Holdings, Inc.	142,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
12,060	NTT Data Corp.	$140,118
5,469	NTT DoCoMo, Inc.	118,366
3,307	OBIC Business Consultants Co. Ltd.(a)	132,280
1,355	OBIC Co. Ltd.	156,456
5,470	Odakyu Electric Railway Co. Ltd.	128,382
11,683	Olympus Corp.	130,493
6,137	Ono Pharmaceutical Co. Ltd.	114,585
117,056	Orient Corp.	122,968
1,185	Oriental Land Co. Ltd.	130,549
9,154	ORIX Corp.	129,163
6,232	Osaka Gas Co. Ltd.	114,988
6,462	OSG Corp.	129,327
3,057	Otsuka Holdings Co. Ltd.	108,940
2,497	PALTAC CORPORATION	136,985
2,181	Pan Pacific International Holdings Corp.	140,406
13,677	Panasonic Corp.	125,380
2,694	PeptiDream, Inc.(b)	144,889
3,054	Pigeon Corp.	129,289
2,815	Pilot Corp.	116,265
16,903	Rakuten, Inc.	187,432
14,586	Rengo Co. Ltd.	127,951
1,964	Rinnai Corp.	131,903
1,962	Rohm Co. Ltd.	143,572
4,781	Rohto Pharmaceutical Co. Ltd.	133,718
542	Ryohin Keikaku Co. Ltd.	102,877
3,512	Sankyo Co. Ltd.	138,273
2,578	Sankyu, Inc.	123,142
6,083	Sanrio Co. Ltd.(a)	138,455
10,943	Sanwa Holdings Corp.	131,070
2,270	Sawai Pharmaceutical Co. Ltd.	121,474
3,097	SCREEN Holdings Co. Ltd.	148,489
1,538	Secom Co. Ltd.	128,950
7,095	Seibu Holdings, Inc.	115,113
9,387	Seino Holdings Co. Ltd.	127,183
8,726	Sekisui House Ltd.	140,399
2,908	Seven & i Holdings Co. Ltd.	100,758
43,598	Seven Bank Ltd.	118,219
5,470	Shiga Bank Ltd. (The)(a)	130,249
10,236	Shikoku Electric Power Co., Inc.	103,118
4,751	Shimachu Co. Ltd.	114,365
1,498	Shimamura Co. Ltd.	111,501
873	Shimano, Inc.	127,687
1,876	Shiseido Co. Ltd.	146,846
29,402	SKY Perfect JSAT Holdings, Inc.	117,212
8,792	Skylark Holdings Co. Ltd.	144,698
345	SMC Corp.	142,677
2,906	Sohgo Security Services Co. Ltd.	129,286
34,293	Sojitz Corp.	117,928
3,471	Sompo Holdings, Inc.	129,677
2,638	Sony Corp.	123,450
6,827	Sony Financial Holdings, Inc.	138,961
4,272	Sotetsu Holdings, Inc.	117,947
4,446	Stanley Electric Co. Ltd.	120,157
5,025	Subaru Corp.	122,743
2,965	Sugi Holdings Co. Ltd.	149,348
3,402	Sumitomo Bakelite Co. Ltd.	132,262

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
5,044	Sumitomo Dainippon Pharma Co. Ltd.	$110,957
3,589	Sumitomo Mitsui Financial Group, Inc.	129,575
3,415	Sumitomo Mitsui Trust Holdings, Inc.	118,479
3,080	Sumitomo Osaka Cement Co. Ltd.	124,998
3,415	Sumitomo Realty & Development Co. Ltd.	125,807
4,102	Sundrug Co. Ltd.	109,608
2,914	Suntory Beverage & Food Ltd.	128,203
2,335	Suzuken Co. Ltd.	134,177
2,500	Suzuki Motor Corp.	113,692
2,732	Taisei Corp.	119,582
1,323	Taisho Pharmaceutical Holdings Co. Ltd.	122,114
9,131	Taiyo Nippon Sanso Corp.	151,589
5,605	Takara Bio, Inc.	122,392
9,680	Takashimaya Co. Ltd.	108,555
3,185	Takeda Pharmaceutical Co. Ltd.	117,591
7,526	Teijin Ltd.	128,863
4,160	Terumo Corp.	125,015
3,579	Toho Co. Ltd.	149,587
2,869	Toho Gas Co. Ltd.	117,980
9,930	Tohoku Electric Power Co., Inc.	113,409
2,647	Tokio Marine Holdings, Inc.	133,140
2,857	Tokyo Century Corp.	131,339
20,259	Tokyo Electric Power Co. Holdings, Inc.(b)	114,233
4,557	Tokyo Gas Co. Ltd.	115,669
18,264	Toray Industries, Inc.	124,302
4,081	Toshiba Corp.	135,575
6,906	Toshiba Plant Systems & Services Corp.	123,517
8,860	Tosoh Corp.	141,999
3,506	Toyo Suisan Kaisha Ltd.	133,315
5,640	Toyoda Gosei Co. Ltd.	116,978
7,927	Toyota Boshoku Corp.	117,010
2,136	Toyota Motor Corp.	132,427
2,647	Trend Micro, Inc.	132,142
4,040	Tsumura & Co.	123,875
7,024	TV Asahi Holdings Corp.	123,358
3,941	Unicharm Corp.	129,120
7,095	USS Co. Ltd.	135,434
5,108	Wacoal Holdings Corp.	125,940
3,577	Welcia Holdings Co. Ltd.(a)	140,511
1,723	West Japan Railway Co.	127,815
27,032	Yamada Denki Co. Ltd.(a)	127,909
13,677	Yamaguchi Financial Group, Inc.	100,697
4,934	Yamato Holdings Co. Ltd.	106,876
7,458	Yamazaki Baking Co. Ltd.	110,623
2,442	Yaoko Co. Ltd.	115,769
3,478	Zenkoku Hosho Co. Ltd.	121,476
5,515	Zensho Holdings Co. Ltd.	123,992
12,617	Zeon Corp.	122,687

		34,631,353

	Luxembourg—0.5%
68,465	L’Occitane International S.A.	123,047
2,306	RTL Group S.A.(a)	129,475
6,288	SES S.A. FDR, Class A	106,903
9,661	Tenaris S.A.	134,039

		493,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Macau—0.1%
743,163	Macau Legend Development Ltd.	$120,302

	Mexico—0.1%
10,920	Fresnillo PLC(a)	106,598

	Netherlands—1.6%
3,675	Aalberts N.V.	144,150
1,414	Akzo Nobel N.V.	119,960
2,945	ASR Nederland N.V.	130,698
2,120	Exor N.V.	141,033
5,938	GrandVision N.V.(c)	133,494
1,340	Heineken Holding N.V.	135,982
1,322	Heineken N.V.	142,586
4,965	Koninklijke Ahold Delhaize N.V.	119,409
40,963	Koninklijke KPN N.V.	125,602
2,605	Koninklijke Vopak N.V.	116,047
2,925	NN Group N.V.	127,254
4,927	Signify N.V.(c)	147,595
2,036	Wolters Kluwer N.V.	141,879

		1,725,689

	New Zealand—1.1%
13,486	a2 Milk Co. Ltd.(b)	150,826
74,599	Air New Zealand Ltd.	133,579
24,222	Auckland International Airport Ltd.	128,745
29,702	Contact Energy Ltd.	132,914
132,281	Kiwi Property Group Ltd.	135,856
53,755	Mercury NZ Ltd.	132,642
52,375	Meridian Energy Ltd.	141,811
48,569	SKYCITY Entertainment Group Ltd.	132,154
50,344	Spark New Zealand Ltd.	123,218

		1,211,745

	Norway—0.8%
7,113	Gjensidige Forsikring ASA	137,818
16,575	Leroy Seafood Group ASA	119,490
5,456	Mowi ASA	117,922
15,974	Orkla ASA	124,947
2,578	Salmar ASA	116,863
1,874	Schibsted ASA, Class B	44,729
1,525	Schibsted ASA, Class A	39,926
6,464	Telenor ASA	129,467

		831,162

	Poland—0.9%
4,280	Bank Polska Kasa Opieki S.A.	127,122
19,372	Cyfrowy Polsat S.A.(b)	134,103
4,600	Dino Polska S.A.(b)(c)	152,608
61	LPP S.A.	136,482
41,000	PGE Polska Grupa Energetyczna S.A.(b)	101,962
71,206	Polskie Gornictwo Naftowe i Gazownictwo S.A.	107,885
12,652	Powszechna Kasa Oszczednosci Bank Polski S.A.	129,689
11,847	Powszechny Zaklad Ubezpieczen S.A.	129,979

		1,019,830

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Portugal—0.3%
36,076	EDP-Energias de Portugal S.A.	$136,614
8,504	Jeronimo Martins SGPS S.A.	138,382

		274,996

	Russia—0.4%
17,661	Evraz PLC	144,497
10,970	Polymetal International PLC	115,352
49,227	VEON Ltd.	117,510

		377,359

	Singapore—3.0%
61,365	Ascendas Real Estate Investment Trust	135,245
14,697	BOC Aviation Ltd.(c)	126,449
89,822	CapitaLand Commercial Trust	128,015
49,607	CapitaLand Ltd.	128,646
71,188	CapitaLand Mall Trust	126,561
73,372	ComfortDelGro Corp. Ltd.	144,997
102,224	Frasers Property Ltd.	139,683
4,722	Jardine Cycle & Carriage Ltd.	123,219
140,199	Keppel REIT	125,656
99,365	Mapletree Commercial Trust	140,886
86,169	Mapletree Industrial Trust	130,406
124,040	Mapletree Logistics Trust	134,866
34,696	SATS Ltd.	133,309
65,571	Sembcorp Industries Ltd.	128,136
73,252	SIA Engineering Co. Ltd.	134,536
17,276	Singapore Airlines Ltd.	122,856
22,580	Singapore Exchange Ltd.	122,422
169,071	Singapore Post Ltd.	129,175
69,792	Singapore Press Holdings Ltd.	128,694
46,103	Singapore Technologies Engineering Ltd.	134,123
57,085	Singapore Telecommunications Ltd.	132,941
89,856	Suntec Real Estate Investment Trust	122,123
10,009	Venture Corp. Ltd.	124,781
54,856	Wilmar International Ltd.	146,691
84,932	Wing Tai Holdings Ltd.	127,910

		3,272,326

	South Africa—0.2%
4,723	Anglo American PLC	121,998
19,459	Investec PLC	123,033

		245,031

	South Korea—7.6%
16,030	BGF Co. Ltd.	113,074
20,025	BNK Financial Group, Inc.	120,169
5,717	Cheil Worldwide, Inc.	124,554
453	CJ CheilJedang Corp.	122,155
1,095	CJ CheilJedang Corp. (Preference Shares)	129,827
1,175	CJ Corp.	120,201
605	CJ ENM Co. Ltd.	113,371
748	CJ Logistics Corp.(b)	100,852
1,529	Daelim Industrial Co. Ltd.	126,702
1,970	DB Insurance Co. Ltd.	115,352
16,864	DGB Financial Group, Inc.	121,555
6,808	Dongsuh Cos., Inc.	113,938
4,476	Doosan Bobcat, Inc.	122,423
792	E-MART, Inc.	116,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
2,592	Fila Korea Ltd.	$182,837
2,642	GS Holdings Corp.	117,608
3,721	GS Retail Co. Ltd.	124,707
3,713	Hana Financial Group, Inc.	116,970
3,340	Hankook Tire Co. Ltd.	113,654
299	Hanmi Pharm Co. Ltd.	111,215
1,766	Hanmi Science Co. Ltd.	113,687
11,579	Hanon Systems	124,399
9,256	Hanwha Corp. (Preference Shares)	116,874
7,990	Hite Jinro Co. Ltd.	138,849
1,475	Hyundai Department Store Co. Ltd.	128,162
1,008	Hyundai Glovis Co. Ltd.	137,633
3,777	Hyundai Marine & Fire Insurance Co. Ltd.	123,674
2,316	Hyundai Mipo Dockyard Co. Ltd.	111,423
10,178	Industrial Bank of Korea	123,288
1,368	Kakao Corp.	140,530
4,842	Kangwon Land, Inc.	140,930
3,281	KB Financial Group, Inc.	129,763
3,975	Kia Motors Corp.	153,977
308	Korea Zinc Co. Ltd.	119,308
3,866	Korean Air Lines Co. Ltd.	109,710
1,374	KT&G Corp.	119,974
1,454	Kumho Petrochemical Co. Ltd.	114,264
338	LG Chem Ltd.	104,454
53	LG Chem Ltd. (Preference Shares)	9,097
1,961	LG Corp.	122,547
199	LG Household & Health Care Ltd. (Preference Shares)	137,817
9,408	LG Uplus Corp.	115,169
449	Lotte Chemical Corp.	103,203
93	Lotte Chilsung Beverage Co. Ltd.	137,810
2,852	LOTTE Fine Chemical Co. Ltd.	117,435
778	Lotte Shopping Co. Ltd.	118,550
274	Medy-Tox, Inc.	131,142
320	NCSoft Corp.	144,091
1,176	Netmarble Corp.(b)(c)	128,357
540	NongShim Co. Ltd.	129,666
1,262	Orion Corp.	104,685
191	Ottogi Corp.	118,706
538	POSCO	117,442
2,121	POSCO Chemical Co. Ltd.	104,039
1,390	S-1 Corp.	116,612
4,233	Samsung Card Co. Ltd.	134,438
1,322	Samsung Electro-Mechanics Co. Ltd.	122,790
8,881	Samsung Engineering Co. Ltd.(b)	129,625
451	Samsung Fire & Marine Insurance Co. Ltd.	117,368
39	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	6,594
1,596	Samsung Life Insurance Co. Ltd.	115,996
620	Samsung SDI Co. Ltd.	125,523
3,308	Shinhan Financial Group Co. Ltd.	124,884
544	SK Holdings Co. Ltd.	119,450
1,945	SK Hynix, Inc.	131,537
760	SK Innovation Co. Ltd.	118,735
545	SK Telecom Co. Ltd.	115,471
1,406	S-Oil Corp.	110,973

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
1,533	Woongjin Coway Co. Ltd.	$115,223
9,662	Woori Financial Group, Inc.	114,556

		8,338,209

	Spain—2.3%
11,692	Acerinox S.A.	121,519
2,905	ACS Actividades de Construccion y Servicios S.A.	133,253
727	Aena SME S.A.(c)	134,719
1,641	Amadeus IT Group S.A.	130,427
15,886	Bankinter S.A.	126,725
2,629	Corp. Financiera Alba S.A.	135,236
13,579	EDP Renovaveis S.A.	134,679
4,529	Enagas S.A.	128,922
5,153	Endesa S.A.	128,262
6,016	Ferrovial S.A.	148,057
8,743	Fomento de Construcciones y Contratas S.A.(b)	106,997
3,064	Grifols S.A.	84,953
2,420	Grifols S.A. (Preference Shares), Class B	46,594
15,294	Iberdrola S.A.	138,800
13,438	Inmobiliaria Colonial Socimi S.A.	144,500
45,497	Mapfre S.A.	136,394
10,300	MERLIN Properties SOCIMI S.A.	140,250
5,917	Red Electrica Corp. S.A.	122,577
7,408	Repsol S.A.	125,612
14,887	Telefonica S.A.	123,995

		2,492,471

	Sweden—2.0%
6,364	Assa Abloy AB, Class B	135,624
6,977	Castellum AB	125,313
4,872	Electrolux AB, Series B	119,560
10,889	Elekta AB, Class B	128,856
4,703	Essity AB, Class B	139,406
4,163	Fastighets AB Balder, Class B(b)	131,457
16,089	Husqvarna AB, Class B(a)	146,661
3,329	ICA Gruppen AB(a)	120,284
10,008	Investment AB Latour, Class B(a)	141,591
4,162	L E Lundbergforetagen AB, Class B	142,107
8,252	Securitas AB, Class B	144,090
12,364	Skandinaviska Enskilda Banken AB, Class A	117,855
198	Skandinaviska Enskilda Banken AB, Class C	1,916
10,936	Svenska Handelsbanken AB, Class A	119,232
312	Svenska Handelsbanken AB, Class B	3,387
6,992	Swedbank AB, Class A	113,300
2,701	Swedish Match AB	131,430
9,680	Tele2 AB, Class B	129,008
29,367	Telia Co. AB	124,921

		2,215,998

	Switzerland—3.2%
277	Alcon, Inc.(b)	15,951
159	Banque Cantonale Vaudoise	125,452
77	Barry Callebaut AG	141,003
1	Chocoladefabriken Lindt & Spruengli AG	75,859
11	Chocoladefabriken Lindt & Spruengli AG-PC	73,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Switzerland (continued)
3,770	Coca-Cola HBC AG	$134,714
2,169	DKSH Holding AG	133,141
718	Flughafen Zurich AG	118,234
321	Geberit AG	134,606
144	Georg Fischer AG	139,902
53	Givaudan S.A.	137,259
218	Helvetia Holding AG	138,523
3,468	Logitech International S.A.	135,589
1,462	Nestle S.A.	140,676
1,399	Novartis AG	114,240
1,568	Pargesa Holding S.A.-BR	123,409
1,262	PSP Swiss Property AG	128,801
459	Roche Holding AG	120,989
186	Schindler Holding AG	39,500
388	Schindler Holding AG-PC	83,692
52	SGS S.A.	137,221
945	Sika AG	144,671
708	Sonova Holding AG	142,781
498	Swatch Group AG (The)	29,225
332	Swatch Group AG (The)-BR	101,392
300	Swiss Life Holding AG	141,050
1,523	Swiss Prime Site AG(b)	122,258
1,291	Swiss RE AG	124,235
280	Swisscom AG	130,438
400	Zurich Insurance Group AG	127,537

		3,455,483

	Taiwan—0.1%
247,039	FIT Hon Teng Ltd.(c)	128,788

	United Arab Emirates—0.1%
3,656	NMC Health PLC	134,501

	United Kingdom—7.3%
4,418	Admiral Group PLC	126,940
23,376	Ashmore Group PLC(a)	139,876
4,393	Associated British Foods PLC	146,552
1,524	AstraZeneca PLC	113,762
20,777	Auto Trader Group PLC(c)	153,144
57,403	Barclays PLC	122,936
2,422	Berkeley Group Holdings PLC (The)	118,593
44,455	BT Group PLC	132,743
4,130	Bunzl PLC	124,318
75,642	Centrica PLC	104,774
35,672	Cineworld Group PLC	147,882
11,810	CNH Industrial N.V., Class A	127,961
80,002	Cobham PLC(b)	120,252
5,747	Compass Group PLC	130,587
1,957	Croda International PLC	132,180
1,469	DCC PLC	131,143
2,958	Derwent London PLC	122,241
3,340	Diageo PLC	140,793
27,146	Direct Line Insurance Group PLC	116,571
7,303	easyJet PLC	110,772
5,020	Experian PLC	145,611
6,387	GlaxoSmithKline PLC	131,008
14,310	GVC Holdings PLC	121,781
6,362	Halma PLC	149,247

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
6,093	Hiscox Ltd.	$132,968
18,183	Howden Joinery Group PLC	120,418
15,538	HSBC Holdings PLC	135,129
10,383	IMI PLC	142,194
16,143	Inchcape PLC	129,320
14,007	Informa PLC	142,247
16,003	International Consolidated Airlines Group S.A.	112,740
152,360	Lloyds Banking Group PLC	124,279
2,207	London Stock Exchange Group PLC	144,261
36,096	Marks & Spencer Group PLC	134,535
11,237	National Grid PLC	122,481
11,385	Pearson PLC	123,219
12,414	Pennon Group PLC	121,150
13,891	Phoenix Group Holdings PLC	130,838
1,704	Reckitt Benckiser Group PLC	137,661
5,594	RELX PLC	128,277
2,246	Renishaw PLC	132,111
20,422	Rightmove PLC	143,925
9,752	Rolls-Royce Holdings PLC	116,275
710,426	Rolls-Royce Holdings PLC	926
34,498	Royal Mail PLC	113,693
18,191	RSA Insurance Group PLC	128,534
15,332	Sage Group PLC (The)	144,990
3,614	Schroders PLC	149,210
14,705	Segro PLC	130,050
4,762	Severn Trent PLC	126,394
6,712	Smith & Nephew PLC	129,545
6,657	Smiths Group PLC	132,129
1,489	Spirax-Sarco Engineering PLC	160,144
7,991	SSE PLC	119,228
16,283	Standard Chartered PLC	148,591
40,854	Standard Life Aberdeen PLC	148,540
13,791	Tate & Lyle PLC	138,004
2,428	Unilever N.V. CVA	146,828
2,408	Unilever PLC	146,208
11,417	United Utilities Group PLC	123,357
1,971	Whitbread PLC	114,599
11,783	WPP PLC	146,912

		8,033,577

	United States—0.5%
1,828	Ferguson PLC	129,639
3,329	QIAGEN N.V.(b)	128,452
41,956	Samsonite International S.A.(c)	120,326
1,561	Waste Connections, Inc.	144,287

		522,704

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $106,603,671)—99.5%	108,851,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE International Low Beta Equal Weight ETF (IDLB) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—2.8%
2,343,298	Invesco Government & Agency Portfolio—Institutional Class 2.34%(d)(e)	$2,343,298
780,865	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(d)(e)	781,100

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,124,398)	3,124,398

	Total Investments in Securities (Cost $109,728,069)—102.3%	111,976,361

	Other assets less liabilities—(2.3)%	(2,537,829)

	Net Assets—100.0%	$109,438,532

Abbreviations:

BR—Bearer Shares

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2019.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $2,531,486, which represented 2.31% of the Fund’s Net Assets.

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	39.7
Energy	10.6
Materials	7.8
Communication Services	7.4
Consumer Discretionary	7.1
Consumer Staples	6.5
Industrials	5.6
Information Technology	5.3
Utilities	4.6
Real Estate	3.4
Health Care	1.8
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.7%
	Brazil—4.1%
6,730	Ambev S.A.	$31,467
600	Atacadao S.A.	3,220
261	B2W Cia Digital(a)	2,527
2,938	B3 S.A.—Brasil Bolsa Balcao	25,622
1,725	Banco Bradesco S.A.	13,537
5,632	Banco Bradesco S.A. (Preference Shares)	50,727
1,227	Banco do Brasil S.A.	15,431
587	Banco Santander Brasil S.A.	6,688
999	BB Seguridade Participacoes S.A.	7,147
1,184	BR Malls Participacoes S.A.	3,687
246	Braskem S.A. (Preference Shares), Class A	2,975
700	BRF S.A.(a)	5,502
1,729	CCR S.A.	5,117
300	Centrais Eletricas Brasileiras S.A.	2,483
322	Centrais Eletricas Brasileiras S.A. (Preference Shares), Class B	2,824
227	Cia Brasileira de Distribuicao (Preference Shares), Class A	5,545
500	Cia de Saneamento Basico do Estado de Sao Paulo	5,949
1,247	Cia Energetica de Minas Gerais (Preference Shares)	4,653
1,000	Cia Siderurgica Nacional S.A.(a)	3,681
1,744	Cielo S.A.	3,391
233	Cosan S.A.	2,765
951	Embraer S.A.	4,728
291	Engie Brasil Energia S.A.	3,277
241	Equatorial Energia S.A.	5,009

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
1,472	Gerdau S.A. (Preference Shares)	$5,273
496	Hypera S.A.	3,526
156	IRB Brasil Resseguros S.A.	3,708
6,814	Itau Unibanco Holding S.A. (Preference Shares)	58,354
6,306	Itausa—Investimentos Itau S.A. (Preference Shares)	19,012
1,005	Klabin S.A.	4,223
1,994	Kroton Educacional S.A.	4,922
714	Localiza Rent a Car S.A.	6,543
1,056	Lojas Americanas S.A. (Preference Shares)	4,202
1,024	Lojas Renner S.A.	12,152
145	M Dias Branco S.A.	1,527
109	Magazine Luiza S.A.	5,277
403	Multiplan Empreendimentos Imobiliarios S.A.	2,444
200	Natura Cosmeticos S.A.	2,645
499	Petrobras Distribuidora S.A.	2,994
4,248	Petroleo Brasileiro S.A.	32,218
5,595	Petroleo Brasileiro S.A. (Preference Shares)	38,397
138	Porto Seguro S.A.	1,891
330	Raia Drogasil S.A.	5,776
1,557	Rumo S.A.(a)	7,134
300	Sul America S.A.	2,369
831	Suzano S.A.	8,568
639	Telefonica Brasil S.A. (Preference Shares)	7,533
1,209	TIM Participacoes S.A.	3,578
1,032	Ultrapar Participacoes S.A.	5,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
4,424	Vale S.A.	$56,108
1,198	WEG S.A.	5,635

		529,447

	Chile—3.8%
24,200	Aguas Andinas S.A., Class A	13,886
233,712	Banco de Chile	34,169
440	Banco de Credito e Inversiones S.A.	29,193
598,808	Banco Santander Chile	41,936
13,248	Cencosud S.A.	25,047
1,368	Cia Cervecerias Unidas S.A.	18,839
73,029	Colbun S.A.	16,267
2,628	Embotelladora Andina S.A. (Preference Shares), Class B	9,349
1,397	Empresa Nacional de Telecomunicaciones S.A.	14,578
11,568	Empresas CMPC S.A.	38,802
3,609	Empresas COPEC S.A.	45,134
260,649	Enel Americas S.A.	45,578
259,618	Enel Chile S.A.	26,069
1,422,596	Itau CorpBanca	12,663
2,806	Latam Airlines Group S.A.	27,731
6,633	S.A.C.I. Falabella	48,794
1,091	Sociedad Quimica y Minera de Chile S.A. (Preference Shares), Series B	38,763

		486,798

	China—4.4%
500	3SBio, Inc.(b)	924
8	51job, Inc. ADR(a)	739
28	58.com, Inc. ADR(a)	2,010
250	AAC Technologies Holdings, Inc.	1,616
453	Agile Group Holdings Ltd.	685
400	Agricultural Bank of China Ltd.	223
9,646	Agricultural Bank of China Ltd., H-Shares	4,451
603	Air China Ltd., H-Shares	719
428	Alibaba Group Holding Ltd. ADR(a)	79,424
1,157	Alibaba Health Information Technology Ltd.(a)	1,383
100	Aluminum Corp. of China Ltd.(a)	62
2,000	Aluminum Corp. of China Ltd., H-Shares(a)	783
359	Angang Steel Co. Ltd., H-Shares(c)	241
408	Anhui Conch Cement Co. Ltd., H-Shares	2,488
317	ANTA Sports Products Ltd.	2,234
18	Autohome, Inc. ADR(a)	2,079
1,000	AviChina Industry & Technology Co. Ltd., H-Shares(c)	588
500	BAIC Motor Corp. Ltd., H-Shares(b)	351
92	Baidu, Inc. ADR(a)	15,293
100	Bank of Beijing Co. Ltd.	95
200	Bank of China Ltd.	116
26,241	Bank of China Ltd., H-Shares	12,509
200	Bank of Communications Co. Ltd.	186
3,000	Bank of Communications Co. Ltd., H-Shares	2,528
100	Bank of Jiangsu Co. Ltd.	109
100	Bank of Shanghai Co. Ltd.	188
100	Baoshan Iron & Steel Co. Ltd.	106
11	Baozun, Inc. ADR(a)(c)	534
1,000	BBMG Corp., H-Shares	352

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
559	Beijing Capital International Airport Co. Ltd., H-Shares	$497
167	Beijing Enterprises Holdings Ltd.	889
2,000	Beijing Enterprises Water Group Ltd.	1,242
200	BOE Technology Group Co. Ltd	107
1,000	Brilliance China Automotive Holdings Ltd.	1,100
212	BYD Co. Ltd., H-Shares(c)	1,443
223	BYD Electronic International Co. Ltd.	399
249	CAR, Inc.(a)	202
3,000	CGN Power Co. Ltd., H-Shares(b)	792
1,000	China Agri-Industries Holdings Ltd.	323
3,000	China Cinda Asset Management Co. Ltd., H-Shares	799
3,000	China CITIC Bank Corp. Ltd., H-Shares	1,923
1,000	China Coal Energy Co. Ltd., H-Shares	441
1,462	China Communications Construction Co. Ltd., H-Shares	1,407
790	China Communications Services Corp. Ltd., H-Shares	636
500	China Conch Venture Holdings Ltd.	1,689
31,766	China Construction Bank Corp., H-Shares	28,060
462	China Eastern Airlines Corp. Ltd., H-Shares	328
200	China Everbright Bank Co. Ltd.	124
1,000	China Everbright Bank Co. Ltd., H-Shares	493
1,000	China Everbright International Ltd.	979
306	China Everbright Ltd.	557
861	China Evergrande Group(c)	2,760
1,000	China Galaxy Securities Co. Ltd., H-Shares	654
716	China Hongqiao Group Ltd.	590
3,000	China Huarong Asset Management Co. Ltd., H-Shares(b)	642
400	China International Capital Corp. Ltd., H-Shares(b)	859
2,000	China Jinmao Holdings Group Ltd.	1,295
2,458	China Life Insurance Co. Ltd., H-Shares	6,955
60	China Literature Ltd.(a)(b)	272
1,000	China Longyuan Power Group Corp. Ltd., H-Shares	688
452	China Medical System Holdings Ltd.	400
1,000	China Mengniu Dairy Co. Ltd.	3,696
100	China Merchants Bank Co. Ltd.	511
1,289	China Merchants Bank Co. Ltd., H-Shares	6,383
439	China Merchants Port Holdings Co. Ltd.	886
200	China Minsheng Banking Corp. Ltd., Class A	190
1,800	China Minsheng Banking Corp. Ltd., H-Shares	1,351
2,029	China Mobile Ltd.	19,332
100	China Molybdenum Co. Ltd.	63
1,234	China Molybdenum Co. Ltd., H-Shares	464
1,278	China National Building Material Co. Ltd., H-Shares	1,188
100	China National Nuclear Power Co. Ltd.	88
598	China Oilfield Services Ltd., H-Shares	640
369	China Oriental Group Co. Ltd.	226
1,267	China Overseas Land & Investment Ltd.	4,740
871	China Pacific Insurance Group Co. Ltd., H-Shares	3,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
100	China Petroleum & Chemical Corp.	$84
8,428	China Petroleum & Chemical Corp., H-Shares	6,478
1,000	China Power International Development Ltd.	266
100	China Railway Construction Corp. Ltd.	161
500	China Railway Construction Corp. Ltd., H-Shares	590
1,251	China Railway Group Ltd., H-Shares	985
488	China Railway Signal & Communication Corp. Ltd., H-Shares(b)	358
2,000	China Reinsurance Group Corp., H-Shares	408
482	China Resources Beer Holdings Co. Ltd.	2,203
807	China Resources Cement Holdings Ltd.	808
294	China Resources Gas Group Ltd.	1,360
916	China Resources Land Ltd.	3,987
500	China Resources Pharmaceutical Group Ltd.(b)	711
581	China Resources Power Holdings Co. Ltd.	813
1,123	China Shenhua Energy Co. Ltd., H-Shares	2,482
100	China Shipbuilding Industry Co. Ltd.	84
606	China Southern Airlines Co. Ltd., H-Shares	528
200	China State Construction Engineering Corp. Ltd.	182
667	China State Construction International Holdings Ltd.	691
534	China Taiping Insurance Holdings Co. Ltd.	1,620
4,584	China Telecom Corp. Ltd., H-Shares	2,372
13,102	China Tower Corp. Ltd., H-Shares(b)	3,540
749	China Traditional Chinese Medicine Holdings Co. Ltd.	425
721	China Travel International Investment Hong Kong Ltd.	166
2,000	China Unicom Hong Kong Ltd.	2,373
200	China United Network Communications Ltd.	198
400	China Vanke Co. Ltd., H-Shares	1,547
100	China Yangtze Power Co. Ltd.	250
400	China Zhongwang Holdings Ltd.	218
1,000	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	584
1,154	CIFI Holdings Group Co. Ltd.	766
2,000	CITIC Ltd.	2,911
753	CITIC Securities Co. Ltd., H-Shares	1,628
5,899	CNOOC Ltd.	10,662
407	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	263
1,000	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)(c)	465
555	COSCO SHIPPING Ports Ltd.	553
2,507	Country Garden Holdings Co. Ltd.	4,039
330	Country Garden Services Holdings Co. Ltd.(a)	610
100	CRRC Corp. Ltd.	128
1,372	CRRC Corp. Ltd., H-Shares	1,198
1,547	CSPC Pharmaceutical Group Ltd.	2,982
135	Ctrip.com International Ltd. ADR(a)	5,947
500	Dali Foods Group Co. Ltd.(b)	356
100	Daqin Railway Co. Ltd.	127
1,009	Datang International Power Generation Co. Ltd., H-Shares	261

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
896	Dongfeng Motor Group Co. Ltd., H-Shares	$869
260	ENN Energy Holdings Ltd.	2,456
1,000	Far East Horizon Ltd.	1,110
100	Focus Media Information Technology Co. Ltd.	91
1,000	Fosun International Ltd.	1,550
586	Future Land Development Holdings Ltd.	698
167	Fuyao Glass Industry Group Co. Ltd., H-Shares(b)	586
100	GD Power Development Co. Ltd.	40
18	GDS Holdings Ltd. ADR(a)(c)	704
1,631	Geely Automobile Holdings Ltd.	3,272
303	Genscript Biotech Corp.(a)(c)	772
400	GF Securities Co. Ltd., H-Shares	540
3,000	GOME Retail Holdings Ltd.(a)(c)	344
1,000	Great Wall Motor Co. Ltd., H-Shares	812
500	Greentown China Holdings Ltd.	453
321	Greentown Service Group Co. Ltd.(b)	277
972	Guangdong Investment Ltd.	1,821
916	Guangzhou Automobile Group Co. Ltd., H-Shares	984
400	Guangzhou R&F Properties Co. Ltd., H-Shares	794
200	Guotai Junan Securities Co. Ltd., H-Shares(b)	427
211	Haitian International Holdings Ltd.	528
38	Haitong Securities Co. Ltd., H-Shares Rts. expiring 05/24/19(a)	0
1,070	Haitong Securities Co. Ltd., H-Shares	1,378
214	Hengan International Group Co. Ltd.	1,886
8,000	HengTen Networks Group Ltd.(a)	229
100	Hesteel Co. Ltd.	48
148	Hua Hong Semiconductor Ltd.(b)	350
539	Huadian Power International Corp. Ltd., H-Shares	230
1,397	Huaneng Power International, Inc., H-Shares	894
2,000	Huaneng Renewables Corp. Ltd., H-Shares	576
539	Huatai Securities Co. Ltd., H-Shares(b)	1,014
100	Huaxia Bank Co. Ltd.	119
40	Huazhu Group Ltd. ADR	1,696
300	Industrial & Commercial Bank of China Ltd.	259
22,936	Industrial & Commercial Bank of China Ltd., H-Shares	17,219
100	Industrial Bank Co. Ltd.	296
200	Inner Mongolia BaoTou Steel Union Co. Ltd.	51
300	Inner Mongolia Yitai Coal Co. Ltd., Class B	359
39	iQIYI, Inc. ADR(a)(c)	862
241	JD.com, Inc. ADR(a)	7,295
404	Jiangsu Expressway Co. Ltd., H-Shares	575
412	Jiangxi Copper Co. Ltd., H-Shares	546
327	Jiayuan International Group Ltd.	146
1,000	Kaisa Group Holdings Ltd.	424
229	Kingboard Holdings Ltd.	746
761	Kingdee International Software Group Co. Ltd.	931
272	Kingsoft Corp. Ltd.	695
1,067	Kunlun Energy Co. Ltd.	1,126
500	KWG Group Holdings Ltd.	585
511	Lee & Man Paper Manufacturing Ltd.	414
100	Legend Holdings Corp., H-Shares(b)	272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
2,381	Lenovo Group Ltd.	$2,206
454	Logan Property Holdings Co. Ltd.	723
500	Longfor Group Holdings Ltd.	1,842
500	Luye Pharma Group Ltd.(b)	453
572	Maanshan Iron & Steel Co. Ltd., H-Shares(c)	263
500	Meitu, Inc.(a)(b)(c)	184
100	Meituan Dianping, Class B(a)(b)(c)	727
100	Metallurgical Corp. of China Ltd.	49
1,000	Metallurgical Corp. of China Ltd., H-Shares	277
798	MMG Ltd.(a)	345
48	Momo, Inc. ADR	1,683
26	NetEase, Inc. ADR	7,398
300	New China Life Insurance Co. Ltd., H-Shares	1,662
43	New Oriental Education & Technology Group, Inc. ADR(a)	4,105
290	Nexteer Automotive Group Ltd.	454
9	Noah Holdings Ltd. ADR(a)	489
2,000	People’s Insurance Co. Group of China Ltd. (The), H-Shares	818
100	PetroChina Co. Ltd.	110
6,969	PetroChina Co. Ltd., H-Shares	4,424
2,279	PICC Property & Casualty Co. Ltd., H-Shares	2,559
63	Pinduoduo, Inc. ADR(a)(c)	1,401
100	Ping An Bank Co. Ltd.	206
100	Ping An Insurance Group Co, of China Ltd.	1,278
1,722	Ping An Insurance Group Co. of China Ltd., H-Shares	20,731
100	Poly Developments and Holdings Group Co. Ltd.	200
1,000	Postal Savings Bank of China Co. Ltd., H-Shares(b)(c)	608
100	Power Construction Corp. of China Ltd.	79
1,000	Semiconductor Manufacturing International Corp.(a)	1,069
672	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	660
884	Shanghai Electric Group Co. Ltd., H-Shares	345
147	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	505
162	Shanghai Industrial Holdings Ltd.	381
300	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	454
300	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	628
200	Shanghai Pudong Development Bank Co. Ltd.	355
100	Shenwan Hongyuan Group Co. Ltd.	76
314	Shenzhen International Holdings Ltd.	677
1,088	Shenzhen Investment Ltd.	433
248	Shenzhou International Group Holdings Ltd.	3,329
500	Shimao Property Holdings Ltd.	1,523
1,000	Shui On Land Ltd.	243
1,000	Sihuan Pharmaceutical Holdings Group Ltd.	269
20	SINA Corp.(a)	1,259
2,296	Sino Biopharmaceutical Ltd.	2,207
1,000	Sino-Ocean Group Holding Ltd.	449
500	Sinopec Engineering Group Co. Ltd., H-Shares	483

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
1,097	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	$496
400	Sinopharm Group Co. Ltd., H-Shares	1,570
1,000	Sinotrans Ltd., H-Shares	410
228	Sinotruk Hong Kong Ltd.	494
500	SOHO China Ltd.(a)	181
800	Sunac China Holdings Ltd.	4,125
100	Suning.com Co. Ltd.	187
236	Sunny Optical Technology Group Co. Ltd.	2,877
117	TAL Education Group ADR(a)	4,501
100	TCL Corp.	53
1,887	Tencent Holdings Ltd.	93,323
29	Tencent Music Entertainment Group ADR(a)(c)	499
575	Tingyi Cayman Islands Holding Corp.	946
187	Tong Ren Tang Technologies Co. Ltd., H-Shares(c)	259
100	Tongling Nonferrous Metals Group Co. Ltd.	37
325	Towngas China Co. Ltd.(a)	259
308	TravelSky Technology Ltd., H-Shares	791
119	Tsingtao Brewery Co. Ltd., H-Shares	758
428	Uni-President China Holdings Ltd.	392
131	Vipshop Holdings Ltd. ADR(a)	1,128
2,000	Want Want China Holdings Ltd.	1,586
18	Weibo Corp. ADR(a)	1,233
642	Weichai Power Co. Ltd., H-Shares	1,049
152	Wuxi Biologics Cayman, Inc.(a)(b)	1,529
1,000	Xiaomi Corp., Class B(a)(b)(c)	1,532
200	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares(c)	218
981	Xinyi Solar Holdings Ltd.	559
613	Yanzhou Coal Mining Co. Ltd., H-Shares	653
156	Yihai International Holding Ltd.	770
2,000	Yuexiu Property Co. Ltd.	464
120	Yum China Holdings, Inc.	5,705
1,000	Yuzhou Properties Co. Ltd.	528
14	YY, Inc. ADR(a)	1,185
500	Zhaojin Mining Industry Co. Ltd., H-Shares	430
474	Zhejiang Expressway Co. Ltd., H-Shares	508
100	ZhongAn Online P&C Insurance Co. Ltd., H-Shares(a)(b)	361
188	Zhongsheng Group Holdings Ltd.	494
200	Zhuzhou CRRC Times Electric Co. Ltd., H-Shares	1,015
100	Zijin Mining Group Co. Ltd.	49
2,000	Zijin Mining Group Co. Ltd., H-Shares	780
250	ZTE Corp., H-Shares(a)	794
106	ZTO Express Cayman, Inc. ADR	2,113

		573,065

	Colombia—4.4%
5,577	Bancolombia S.A.	67,911
10,993	Bancolombia S.A. (Preference Shares)	138,958
11,201	Cementos Argos S.A.	27,937
119,967	Ecopetrol S.A.	110,676
7,062	Grupo Argos S.A.	40,160
95,086	Grupo Aval Acciones y Valores S.A. (Preference Shares)	36,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Colombia (continued)
5,702	Grupo de Inversiones Suramericana S.A.	$63,442
2,746	Grupo de Inversiones Suramericana S.A. (Preference Shares)	29,585
10,773	Interconexion Electrica S.A. ESP	52,673

		567,929

	Czech Republic—3.7%
9,427	CEZ AS	218,942
4,440	Komercni banka AS	168,017
28,352	Moneta Money Bank AS(b)	90,688

		477,647

	Egypt—5.0%
112,533	Commercial International Bank Egypt SAE	499,660
77,704	Eastern Co. SAE	82,086
66,002	ElSewedy Electric Co.	59,939

		641,685

	Greece—4.6%
65,589	Alpha Bank AE(a)	101,585
1,216	FF Group(a)(d)	654
11,585	Hellenic Telecommunications Organization S.A.	160,733
5,210	JUMBO S.A.	94,589
2,916	Motor Oil (Hellas) Corinth Refineries S.A.	74,314
10,542	OPAP S.A.	113,419
2,213	Titan Cement Co. S.A.	48,015

		593,309

	Hong Kong—0.1%
4,631	Alibaba Pictures Group Ltd.(a)	1,039
306	China Ding Yi Feng Holdings Ltd.(a)(c)(d)	901
1,062	China First Capital Group Ltd.(a)	447
600	China Gas Holdings Ltd.	1,931
2,500	Fullshare Holdings Ltd.(c)	280
417	Haier Electronics Group Co. Ltd.	1,193
18	Hutchison China MediTech Ltd. ADR(a)	542
500	Kingboard Laminates Holdings Ltd.	525
540	Nine Dragons Paper Holdings Ltd.	499
498	SSY Group Ltd.	470
788	Sun Art Retail Group Ltd.	688

		8,515

	Hungary—4.2%
11,750	MOL Hungarian Oil & Gas PLC	134,834
7,138	OTP Bank Nyrt	316,178
4,454	Richter Gedeon Nyrt	88,087

		539,099

	India—4.4%
419	Axis Bank Ltd. GDR(a)(b)	22,794
596	Dr Reddy’s Laboratories Ltd. ADR	24,966
151	GAIL India Ltd. GDR(b)	4,621
511	HDFC Bank Ltd. ADR	58,586
1,381	ICICI Bank Ltd. ADR	15,812
8,494	Infosys Ltd. ADR	91,395
7,034	Invesco India ETF(c),(e)	179,367
648	Larsen & Toubro Ltd. GDR(b)(c)	12,468
865	Mahindra & Mahindra Ltd. GDR(b)	7,915
1,698	Reliance Industries Ltd. GDR(b)	68,005

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	India (continued)
205	State Bank of India GDR(a)(b)(c)	$9,163
1,464	Tata Motors Ltd. ADR(a)	22,546
3,240	Tata Steel Ltd. GDR(b)(c)	25,920
1,342	Vedanta Ltd. ADR	12,829
1,579	Wipro Ltd. ADR	7,216

		563,603

	Indonesia—4.1%
66,174	PT Adaro Energy Tbk	6,060
91,260	PT Astra International Tbk	48,832
44,640	PT Bank Central Asia Tbk	90,063
13,219	PT Bank Danamon Indonesia Tbk	8,210
85,819	PT Bank Mandiri (Persero) Tbk(a)	46,523
34,294	PT Bank Negara Indonesia (Persero) Tbk(a)	23,103
251,883	PT Bank Rakyat Indonesia (Persero) Tbk	77,244
19,475	PT Bank Tabungan Negara (Persero) Tbk	3,458
13,241	PT Bukit Asam Tbk	3,680
35,394	PT Bumi Serpong Damai Tbk(a)	3,564
33,925	PT Charoen Pokphand Indonesia Tbk	12,558
2,211	PT Gudang Garam Tbk	13,107
42,781	PT Hanjaya Mandala Sampoerna Tbk	10,508
12,576	PT Indah Kiat Pulp & Paper Corp. Tbk	6,531
8,462	PT Indocement Tunggal Prakarsa Tbk	13,064
10,723	PT Indofood CBP Sukses Makmur Tbk	7,318
20,184	PT Indofood Sukses Makmur Tbk	9,844
10,010	PT Jasa Marga (Persero) Tbk	4,285
96,977	PT Kalbe Farma Tbk	10,514
6,441	PT Pabrik Kertas Tjiwi Kimia Tbk	4,554
77,494	PT Pakuwon Jati Tbk	3,888
50,152	PT Perusahaan Gas Negara (Persero) Tbk	8,165
13,635	PT Semen Indonesia (Persero) Tbk	12,917
26,889	PT Surya Citra Media Tbk	3,510
227,410	PT Telekomunikasi Indonesia (Persero) Tbk	60,483
9,375	PT Tower Bersama Infrastructure Tbk	2,599
7,016	PT Unilever Indonesia Tbk	22,402
7,717	PT United Tractors Tbk	14,717

		531,701

	Luxembourg—0.0%
226	Reinet Investments SCA	3,799

	Malaysia—3.8%
6,400	AirAsia Group Bhd	4,226
4,300	Alliance Bank Malaysia Bhd	4,223
7,100	AMMB Holdings Bhd	7,676
11,600	Axiata Group Bhd	11,138
600	British American Tobacco Malaysia Bhd	5,059
20,154	CIMB Group Holdings Bhd	25,689
15,600	Dialog Group Bhd	12,150
13,300	DiGi.com Bhd	14,797
552	Fraser & Neave Holdings Bhd	4,660
8,400	Gamuda Bhd	7,111
9,000	Genting Bhd	15,325
12,700	Genting Malaysia Bhd	9,768
1,000	Genting Plantations Bhd	2,544
2,700	HAP Seng Consolidated Bhd	6,452
5,600	Hartalega Holdings Bhd	6,813
2,800	Hong Leong Bank Bhd	13,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia (continued)
1,000	Hong Leong Financial Group Bhd	$4,649
10,500	IHH Healthcare Bhd	14,120
12,400	IJM Corp. Bhd	7,018
8,000	IOI Corp. Bhd	8,727
7,000	IOI Properties Group Bhd	2,320
1,800	Kuala Lumpur Kepong Bhd	10,771
16,487	Malayan Banking Bhd	36,886
3,900	Malaysia Airports Holdings Bhd	7,197
10,092	Maxis Bhd	13,083
4,800	MISC Bhd	8,011
256	Nestle Malaysia Bhd	9,046
10,200	Petronas Chemicals Group Bhd	22,203
855	Petronas Dagangan Bhd	5,000
3,000	Petronas Gas Bhd	12,829
2,400	PPB Group Bhd	10,890
5,800	Press Metal Aluminium Holdings Bhd	6,663
12,531	Public Bank Bhd	68,194
2,793	QL Resources Bhd	4,607
4,300	RHB Bank Bhd	6,199
10,100	Sime Darby Bhd	5,667
10,100	Sime Darby Plantation Bhd	12,605
12,801	Sime Darby Property Bhd	3,437
6,400	SP Setia BHD Group	3,514
4,800	Telekom Malaysia Bhd	3,378
13,441	Tenaga Nasional Bhd	39,922
6,000	Top Glove Corp. Bhd	7,067
4,400	Westports Holdings Bhd	4,044
14,000	YTL Corp. Bhd	3,826

		493,035

	Mexico—4.7%
12,591	Alfa SAB de CV, Class A	12,682
2,089	Alsea SAB de CV	4,654
137,988	America Movil SAB de CV, Series L	102,423
1,831	Arca Continental SAB de CV	10,358
7,587	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	12,699
58,866	Cemex SAB de CV, Series CPO(a)(f)	27,139
2,180	Coca-Cola Femsa SAB de CV	13,858
779	El Puerto de Liverpool SAB de CV	5,025
14,000	Fibra Uno Administracion S.A. de CV	20,798
7,975	Fomento Economico Mexicano SAB de CV, Series CPO(g)	77,528
890	Gruma SAB de CV, Class B	8,865
1,485	Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,047
863	Grupo Aeroportuario del Sureste SAB de CV, Class B	14,166
6,834	Grupo Bimbo SAB de CV, Series A	15,168
1,894	Grupo Carso SAB de CV, Series A1	7,319
10,573	Grupo Financiero Banorte SAB de CV, Class O	66,602
9,651	Grupo Financiero Inbursa SAB de CV, Class O	14,723
14,143	Grupo Mexico SAB de CV, Series B	41,330
9,951	Grupo Televisa SAB, Series CPO(h)	20,171
578	Industrias Penoles SAB de CV	6,611
2,229	Infraestructura Energetica Nova SAB de CV	9,710
6,328	Kimberly-Clark de Mexico SAB de CV, Class A	10,901

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Mexico (continued)
1,244	Megacable Holdings SAB de CV, Series CPO(i)	$5,461
4,359	Mexichem SAB de CV	10,085
947	Promotora y Operadora de Infraestructura SAB de CV	9,600
21,447	Wal-Mart de Mexico SAB de CV	62,809

		605,732

	Pakistan—3.5%
154,387	Habib Bank Ltd.	139,112
107,837	MCB Bank Ltd.	144,981
167,953	Oil & Gas Development Co. Ltd.	167,335

		451,428

	Peru—4.3%
4,367	Cia de Minas Buenaventura SAA ADR	70,789
1,675	Credicorp Ltd.	396,808
2,120	Southern Copper Corp.	81,450

		549,047

	Philippines—4.3%
18,726	Aboitiz Equity Ventures, Inc.	19,979
13,976	Aboitiz Power Corp.	10,111
38,234	Alliance Global Group, Inc.	10,976
2,358	Ayala Corp.	40,904
68,866	Ayala Land, Inc.	64,687
8,552	Bank of the Philippine Islands	13,924
18,325	BDO Unibank, Inc.	47,120
37,828	DMCI Holdings, Inc.	8,101
316	Globe Telecom, Inc.	10,794
852	GT Capital Holdings, Inc.	14,142
4,439	International Container Terminal Services, Inc.	10,775
27,209	JG Summit Holdings, Inc.	34,460
4,129	Jollibee Foods Corp.	24,134
2,141	Manila Electric Co.	15,817
107,159	Megaworld Corp.	11,515
134,669	Metro Pacific Investments Corp.	11,810
15,119	Metropolitan Bank & Trust Co.	21,542
821	PLDT, Inc.	19,378
19,730	Robinsons Land Corp.	9,276
2,147	Security Bank Corp.	7,416
2,288	SM Investments Corp.	41,710
94,690	SM Prime Holdings, Inc.	75,316
8,373	Universal Robina Corp.	24,470

		548,357

	Poland—4.1%
791	Alior Bank S.A.(a)	12,119
298	Bank Handlowy w Warszawie S.A.	4,842
5,253	Bank Millennium S.A.(a)	13,235
1,452	Bank Polska Kasa Opieki S.A.	43,126
250	CCC S.A.	13,545
583	CD Projekt S.A.(a)	32,728
2,215	Cyfrowy Polsat S.A.(a)	15,333
425	Dino Polska S.A.(a)(b)	14,100
801	Grupa Lotos S.A.	17,401
458	Jastrzebska Spolka Weglowa S.A.(a)	6,945
1,212	KGHM Polska Miedz S.A.(a)	32,563
11	LPP S.A.	24,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Poland (continued)
128	mBank S.A.	$14,813
5,336	Orange Polska S.A.(a)	6,880
7,287	PGE Polska Grupa Energetyczna S.A.(a)	18,122
2,562	Polski Koncern Naftowy ORLEN S.A.	65,534
15,013	Polskie Gornictwo Naftowe i Gazownictwo S.A.	22,746
7,473	Powszechna Kasa Oszczednosci Bank Polski S.A.	76,602
5,160	Powszechny Zaklad Ubezpieczen S.A.	56,613
301	Santander Bank Polska S.A.	31,200

		523,058

	Qatar—3.8%
1,817	Barwa Real Estate Co.	17,320
1,890	Commercial Bank PQSC (The)	26,420
7,584	Ezdan Holding Group QSC(a)	22,307
1,717	Industries Qatar QSC	57,057
3,459	Masraf Al Rayan QSC	34,483
763	Ooredoo QPSC	13,620
472	Qatar Electricity & Water Co. QSC	21,646
1,489	Qatar Insurance Co. SAQ	15,674
1,091	Qatar Islamic Bank SAQ	49,947
4,283	Qatar National Bank QPSC	230,532

		489,006

	Romania—0.0%
578	NEPI Rockcastle PLC	4,807

	Russia—4.3%
15,504	Gazprom PJSC ADR	77,427
1,377	LUKOIL PJSC ADR	116,742
1,005	Magnit PJSC GDR(b)	14,331
486	Magnitogorsk Iron & Steel Works PJSC GDR(b)	4,306
1,772	MMC Norilsk Nickel PJSC ADR	39,338
1,407	Mobile TeleSystems PJSC ADR	11,087
257	Novatek PJSC GDR(b)	49,524
341	Novolipetsk Steel PJSC GDR(b)	8,982
328	PhosAgro PJSC GDR(b)	4,130
515	Polymetal International PLC	5,415
151	Polyus PJSC GDR(b)	5,919
2,415	Rosneft Oil Co. PJSC GDR(b)	16,065
6,356	Sberbank of Russia PJSC ADR	90,859
1,349	Severstal PJSC GDR(b)	21,840
2,048	Surgutneftegas PJSC ADR	7,664
1,984	Surgutneftegas PJSC (Preference Shares) ADR	11,954
718	Tatneft PJSC ADR	50,447
3,144	VTB Bank PJSC GDR(b)	3,509
350	X5 Retail Group NV GDR(b)	10,622

		550,161

	Singapore—0.0%
100	BOC Aviation Ltd.(b)	860

	South Africa—4.1%
1,178	Absa Group Ltd.	13,497
83	Anglo American Platinum Ltd.	4,180
673	AngloGold Ashanti Ltd.	8,089
634	Aspen Pharmacare Holdings Ltd.	4,551
548	Bid Corp. Ltd.	11,547
552	Bidvest Group Ltd. (The)	8,359

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Africa (continued)
62	Capitec Bank Holdings Ltd.	$5,781
391	Clicks Group Ltd.	5,336
582	Discovery Ltd.	5,848
387	Exxaro Resources Ltd.	4,409
5,503	FirstRand Ltd.	26,067
1,642	Fortress REIT Ltd., Class A	2,207
1,171	Fortress REIT Ltd., Class B	887
346	Foschini Group Ltd. (The)	4,459
1,265	Gold Fields Ltd.	4,760
4,858	Growthpoint Properties Ltd.	8,431
383	Hyprop Investments Ltd.	1,870
431	Investec Ltd.	2,746
99	Kumba Iron Ore Ltd.	2,960
198	Liberty Holdings Ltd.	1,430
2,029	Life Healthcare Group Holdings Ltd.	3,687
1,456	MMI Holdings Ltd.	1,813
420	Mr. Price Group Ltd.	6,347
2,773	MTN Group Ltd.	19,994
717	MultiChoice Group Ltd.(a)	6,424
717	Naspers Ltd., Class N	182,803
654	Nedbank Group Ltd.	12,137
1,812	Netcare Ltd.	3,031
64	Oceana Group Ltd.	313
8,081	Old Mutual Ltd.	12,959
564	Pick n Pay Stores Ltd.	2,729
232	PSG Group Ltd.	4,290
1,052	Rand Merchant Investment Holdings Ltd.	2,541
8,956	Redefine Properties Ltd.	6,153
865	Remgro Ltd.	11,714
425	Resilient REIT Ltd.	1,683
1,154	RMB Holdings Ltd.	6,720
2,920	Sanlam Ltd.	15,582
815	Sappi Ltd.	3,876
917	Sasol Ltd.	30,350
725	Shoprite Holdings Ltd.	8,715
297	SPAR Group Ltd. (The)	4,019
2,117	Standard Bank Group Ltd.	29,386
446	Telkom S.A. SOC Ltd.	2,638
248	Tiger Brands Ltd.	4,298
681	Truworths International Ltd.	3,591
985	Vodacom Group Ltd.	7,923
1,628	Woolworths Holdings Ltd.	5,418

		528,548

	South Korea—4.0%
24	Amorepacific Corp.	4,273
6	Amorepacific Corp. (Preference Shares)	601
19	AMOREPACIFIC Group	1,223
5	BGF Retail Co. Ltd.	935
173	BNK Financial Group, Inc.	1,038
37	Celltrion Healthcare Co. Ltd.(a)	2,395
10	Celltrion Pharm, Inc.(a)	509
62	Celltrion, Inc.(a)	11,252
46	Cheil Worldwide, Inc.	1,002
6	CJ CheilJedang Corp.	1,618
10	CJ Corp.	1,023
1	CJ Corp. (Preference Shares)(a)(d)	42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
8	CJ ENM Co. Ltd.	$1,499
5	CJ Logistics Corp.(a)	674
18	Daelim Industrial Co. Ltd.	1,492
110	Daewoo Engineering & Construction Co. Ltd.(a)	475
28	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	696
33	DB Insurance Co. Ltd.	1,932
112	DGB Financial Group, Inc.	807
34	Doosan Bobcat, Inc.	930
16	E-MART, Inc.	2,356
36	Fila Korea Ltd.	2,539
44	GS Engineering & Construction Corp.	1,529
34	GS Holdings Corp.	1,514
18	GS Retail Co. Ltd.	603
224	Hana Financial Group, Inc.	7,057
49	Hankook Tire Co. Ltd.	1,667
5	Hanmi Pharm Co. Ltd.	1,860
8	Hanmi Science Co. Ltd.	515
124	Hanon Systems	1,332
71	Hanwha Chemical Corp.	1,252
27	Hanwha Corp.	684
201	Hanwha Life Insurance Co. Ltd.	687
20	HDC Hyundai Development Co-Engineering & Construction	798
9	Helixmith Co. Ltd.(a)	2,005
21	HLB, Inc.(a)	1,508
21	Hotel Shilla Co. Ltd.	2,067
9	Hyundai Department Store Co. Ltd.	782
58	Hyundai Engineering & Construction Co. Ltd.	2,607
12	Hyundai Glovis Co. Ltd.	1,638
28	Hyundai Heavy Industries Co. Ltd.(a)	2,984
7	Hyundai Heavy Industries Holdings Co. Ltd.	2,049
41	Hyundai Marine & Fire Insurance Co. Ltd.	1,343
51	Hyundai Mobis Co. Ltd.	10,151
102	Hyundai Motor Co.	12,093
25	Hyundai Motor Co. (2nd Preference Shares)	1,873
16	Hyundai Motor Co. (Preference Shares)	1,109
60	Hyundai Steel Co.	2,378
188	Industrial Bank of Korea	2,277
37	Kakao Corp.	3,801
88	Kangwon Land, Inc.	2,561
296	KB Financial Group, Inc.	11,707
4	KCC Corp.	1,216
196	Kia Motors Corp.	7,592
55	Korea Aerospace Industries Ltd.	1,648
191	Korea Electric Power Corp.(a)	4,627
18	Korea Gas Corp.	711
28	Korea Investment Holdings Co. Ltd.	1,640
6	Korea Zinc Co. Ltd.	2,324
31	Korean Air Lines Co. Ltd.	880
42	KT Corp. ADR	505
87	KT&G Corp.	7,597
12	Kumho Petrochemical Co. Ltd.	943
34	LG Chem Ltd.	10,507
5	LG Chem Ltd. (Preference Shares)	858
71	LG Corp.	4,437

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
173	LG Display Co. Ltd.(a)	$2,955
79	LG Electronics, Inc.	5,126
7	LG Household & Health Care Ltd.	8,521
2	LG Household & Health Care Ltd. (Preference Shares)	1,385
9	LG Innotek Co. Ltd.	944
81	LG Uplus Corp.	992
13	Lotte Chemical Corp.	2,988
20	Lotte Corp.	840
7	Lotte Shopping Co. Ltd.	1,067
3	Medy-Tox, Inc.	1,436
265	Mirae Asset Daewoo Co. Ltd.	1,769
104	NAVER Corp.	10,639
13	NCSoft Corp.	5,854
17	Netmarble Corp.(a)(b)	1,856
93	NH Investment & Securities Co. Ltd.	1,095
12	OCI Co. Ltd.	956
22	Orange Life Insurance Ltd.(b)	670
14	Orion Corp.	1,161
1	Ottogi Corp.	622
159	Pan Ocean Co. Ltd.(a)	649
4	Pearl Abyss Corp.(a)	597
59	POSCO	12,879
18	POSCO Chemical Co. Ltd.	883
33	POSCO International Corp.	517
11	S-1 Corp.	923
11	Samsung Biologics Co. Ltd.(a)(b)	3,202
57	Samsung C&T Corp.	5,002
19	Samsung Card Co. Ltd.	603
42	Samsung Electro-Mechanics Co. Ltd.	3,901
3,590	Samsung Electronics Co. Ltd.	140,908
640	Samsung Electronics Co. Ltd. (Preference Shares)	20,381
104	Samsung Engineering Co. Ltd.(a)	1,518
23	Samsung Fire & Marine Insurance Co. Ltd.	5,986
329	Samsung Heavy Industries Co. Ltd.(a)	2,315
52	Samsung Life Insurance Co. Ltd.	3,779
41	Samsung SDI Co. Ltd.	8,301
26	Samsung SDS Co. Ltd.	4,830
41	Samsung Securities Co. Ltd.	1,251
318	Shinhan Financial Group Co. Ltd.	12,005
5	Shinsegae, Inc.	1,455
44	SillaJen, Inc.(a)	2,463
24	SK Holdings Co. Ltd.	5,270
434	SK Hynix, Inc.	29,351
48	SK Innovation Co. Ltd.	7,499
15	SK Telecom Co. Ltd.	3,178
34	S-Oil Corp.	2,684
39	Woongjin Coway Co. Ltd.	2,931
353	Woori Financial Group, Inc.	4,185
6	Yuhan Corp.	1,261

		510,810

	Taiwan—4.4%
3,000	Acer, Inc.	2,034
321	Advantech Co. Ltd.	2,597
104	Airtac International Group	1,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
3,180	ASE Technology Holding Co. Ltd.	$7,379
2,000	Asia Cement Corp.	2,702
649	Asustek Computer, Inc.	4,957
8,000	AU Optronics Corp.	2,861
603	Catcher Technology Co. Ltd.	4,771
6,515	Cathay Financial Holding Co. Ltd.	9,424
1,020	Chailease Holding Co. Ltd.	4,341
5,200	Chang Hwa Commercial Bank Ltd.	3,113
2,000	Cheng Shin Rubber Industry Co. Ltd.	2,670
538	Chicony Electronics Co. Ltd.	1,325
2,000	China Airlines Ltd.	634
12,000	China Development Financial Holding Corp.	3,864
2,093	China Life Insurance Co. Ltd.	1,741
10,585	China Steel Corp.	8,547
3,498	Chunghwa Telecom Co. Ltd.	12,565
4,000	Compal Electronics, Inc.	2,582
14,149	CTBC Financial Holding Co. Ltd.	9,684
2,000	Delta Electronics, Inc.	10,518
9,070	E.Sun Financial Holding Co. Ltd.	7,441
164	Eclat Textile Co. Ltd.	2,335
2,100	Eva Airways Corp.	1,030
2,100	Evergreen Marine Corp. Taiwan Ltd.	921
3,160	Far Eastern New Century Corp.	3,446
1,469	Far EasTone Telecommunications Co. Ltd.	3,604
307	Feng TAY Enterprise Co. Ltd.	2,489
9,084	First Financial Holding Co. Ltd.	6,482
3,236	Formosa Chemicals & Fibre Corp.	11,624
1,140	Formosa Petrochemical Corp.	4,224
4,000	Formosa Plastics Corp.	14,498
1,000	Formosa Taffeta Co. Ltd.	1,206
1,000	Foxconn Technology Co. Ltd.	2,239
6,000	Fubon Financial Holding Co. Ltd.	8,854
293	Giant Manufacturing Co. Ltd.	2,233
201	Globalwafers Co. Ltd.	2,192
752	Highwealth Construction Corp.	1,203
207	Hiwin Technologies Corp.	1,966
12,120	Hon Hai Precision Industry Co. Ltd.	34,084
251	Hotai Motor Co. Ltd.	3,793
6,905	Hua Nan Financial Holdings Co. Ltd.	4,514
8,000	Innolux Corp.	2,563
2,000	Inventec Corp.	1,605
93	Largan Precision Co. Ltd.	13,995
2,000	Lite-On Technology Corp.	2,819
1,381	MediaTek, Inc.	13,206
10,000	Mega Financial Holding Co. Ltd.	9,595
622	Micro-Star International Co. Ltd.	1,723
4,744	Nan Ya Plastics Corp.	11,990
1,000	Nanya Technology Corp.	2,116
148	Nien Made Enterprise Co. Ltd.	1,159
532	Novatek Microelectronics Corp.	3,469
2,000	Pegatron Corp.	3,773
136	Phison Electronics Corp.	1,279
2,000	Pou Chen Corp.	2,430
681	Powertech Technology, Inc.	1,697
526	President Chain Store Corp.	4,902
2,488	Quanta Computer, Inc.	4,767

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
421	Realtek Semiconductor Corp.	$2,848
600	Ruentex Development Co. Ltd.	823
338	Ruentex Industries Ltd.	807
3,000	Shanghai Commercial & Savings Bank Ltd. (The)	4,835
9,532	Shin Kong Financial Holding Co. Ltd.	2,696
9,180	SinoPac Financial Holdings Co. Ltd.	3,535
379	Standard Foods Corp.	671
1,305	Synnex Technology International Corp.	1,626
161	TaiMed Biologics, Inc.(a)	818
9,123	Taishin Financial Holding Co. Ltd.	4,133
3,120	Taiwan Business Bank	1,287
4,231	Taiwan Cement Corp.	5,751
8,240	Taiwan Cooperative Financial Holding Co. Ltd.	5,467
2,000	Taiwan High Speed Rail Corp.	2,434
1,480	Taiwan Mobile Co. Ltd.	5,412
22,671	Taiwan Semiconductor Manufacturing Co. Ltd.	190,019
1,722	Tatung Co. Ltd.(a)	1,326
4,320	Uni-President Enterprises Corp.	10,261
11,000	United Microelectronics Corp.	4,788
1,000	Vanguard International Semiconductor Corp.	2,217
291	Walsin Technology Corp.	1,780
331	Win Semiconductors Corp.	2,217
3,000	Winbond Electronics Corp.	1,558
2,619	Wistron Corp.	2,170
1,391	WPG Holdings Ltd.	1,834
234	Yageo Corp.	2,306
9,000	Yuanta Financial Holding Co. Ltd.	5,213
407	Zhen Ding Technology Holding Ltd.	1,455

		573,449

	Thailand—4.1%
4,422	Advanced Info Service PCL NVDR	26,317
18,173	Airports of Thailand PCL NVDR	38,993
1,100	Bangkok Bank PCL NVDR	6,995
16,482	Bangkok Dusit Medical Services PCL NVDR	13,165
32,500	Bangkok Expressway & Metro PCL NVDR	11,096
9,000	Banpu PCL NVDR	4,623
5,054	Berli Jucker PCL NVDR	8,153
24,519	BTS Group Holdings PCL NVDR	9,063
1,500	Bumrungrad Hospital PCL NVDR	8,316
5,709	Central Pattana PCL NVDR	13,501
14,557	Charoen Pokphand Foods PCL NVDR	12,425
21,310	CP ALL PCL NVDR	51,731
2,200	Delta Electronics Thailand PCL NVDR	5,151
600	Electricity Generating PCL NVDR	5,563
5,504	Energy Absolute PCL NVDR	9,612
2,200	Glow Energy PCL NVDR	6,305
1,800	Gulf Energy Development PCL NVDR	5,892
16,650	Home Product Center PCL NVDR	8,188
7,000	Indorama Ventures PCL NVDR	10,031
43,400	IRPC PCL NVDR	7,681
7,603	Kasikornbank PCL NVDR	45,487
15,100	Krung Thai Bank PCL NVDR	8,939
13,000	Land & Houses PCL NVDR	4,561
9,614	Minor International PCL NVDR	11,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Thailand (continued)
480	Minor International PLC Wts. expiring 12/31/99(a)(d)	$0
2,700	Muangthai Capital PCL NVDR	4,356
5,893	PTT Exploration & Production PCL NVDR	24,643
9,375	PTT Global Chemical PCL NVDR	20,189
44,828	PTT PCL NVDR	68,453
2,200	Robinson PCL NVDR	4,014
1,628	Siam Cement PCL (The) NVDR	23,560
7,761	Siam Commercial Bank PCL (The) NVDR	31,846
4,744	Thai Oil PCL NVDR	10,290
8,300	Thai Union Group PCL NVDR	4,914
47,500	TMB Bank PCL NVDR	3,006
43,400	True Corp. PCL NVDR	7,001

		535,353

	Turkey—3.4%
34,740	Akbank T.A.S.(a)	35,616
3,331	Anadolu Efes Biracilik ve Malt Sanayii AS	11,060
3,248	Arcelik AS(a)	9,979
5,497	Aselsan Elektronik Sanayi ve Ticaret AS	18,822
3,360	BIM Birlesik Magazalar AS	46,746
22,502	Eregli Demir ve Celik Fabrikalari TAS	34,529
1,128	Ford Otomotiv Sanayi AS	9,958
14,758	Haci Omer Sabanci Holding AS	19,036
12,228	KOC Holding AS	33,184
13,260	Petkim Petrokimya Holding AS	9,929
2,919	TAV Havalimanlari Holding AS	12,372
1,974	Tupras Turkiye Petrol Rafinerileri AS	40,773
8,872	Turk Hava Yollari AO(a)	21,268
17,337	Turkcell Iletisim Hizmetleri AS	36,303
36,553	Turkiye Garanti Bankasi AS	50,027
10,046	Turkiye Halk Bankasi AS	9,845
25,315	Turkiye Is Bankasi AS, Class C(a)	22,730
10,849	Turkiye Sise ve Cam Fabrikalari AS	11,086

		433,263

	United Arab Emirates—4.1%
27,276	Abu Dhabi Commercial Bank PJSC	73,367
50,953	Aldar Properties PJSC	24,692
24,004	DAMAC Properties Dubai Co. PJSC	8,103
2,195	DP World Ltd.	43,900
21,787	Dubai Islamic Bank PJSC	30,666
10,580	Emaar Development PJSC	11,291
25,818	Emaar Malls PJSC	12,230
46,134	Emaar Properties PJSC	60,287
22,831	Emirates Telecommunications Group Co. PJSC	103,801
35,821	First Abu Dhabi Bank PJSC	156,034

		524,371

	United Kingdom—0.0%
182	Mondi Ltd.	4,003

	United States—0.0%
1,363	JBS S.A.	6,821

	Total Common Stocks & Other Equity Interests (Cost $12,102,412)	12,848,706

Number of Shares		Value
	Money Market Fund—0.1%
11,624	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(j) (Cost $11,624)	$11,624

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,114,036)—99.8%	12,860,330

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.5%
47,274	Invesco Government & Agency Portfolio—Institutional Class 2.34%(j)(k)	47,274
15,491	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(j)(k)	15,496

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,770)	62,770

	Total Investments in Securities (Cost $12,176,806)—100.3%	12,923,100

	Other assets less liabilities—(0.3)%	(34,273)

	Net Assets—100.0%	$12,888,827

Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Rts.—Rights

Wts.—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $418,615, which represented 3.25% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Affiliated company. See Note 4.
(f)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(g)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(h)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(i)	Each CPO for Megacable Holdings SAB de CV represents two Series shares.
(j)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	39.8
Consumer Staples	12.3
Industrials	9.0
Communication Services	7.7
Information Technology	7.4
Utilities	6.9
Materials	5.5
Real Estate	3.8
Consumer Discretionary	3.0
Energy	3.0
Health Care	1.2
Money Market Funds Plus Other Assets Less Liabilities	0.4

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.6%
	Brazil—1.6%
314,707	Ambev S.A.	$1,471,442
131,737	Engie Brasil Energia S.A.	1,483,680
315,200	Klabin S.A.	1,324,537
107,800	Telefonica Brasil S.A. (Preference Shares)	1,270,852

		5,550,511

	Chile—6.0%
18,531,094	Banco de Chile	2,709,267
28,508	Banco de Credito e Inversiones S.A.	1,891,474
31,388,256	Banco Santander Chile	2,198,212
806,082	Cencosud S.A.	1,523,975
128,133	Cia Cervecerias Unidas S.A.	1,764,544
441,039	Embotelladora Andina S.A. (Preference Shares), Class B	1,569,021
424,973	Empresas CMPC S.A.	1,425,455
148,803	Empresas COPEC S.A.	1,860,913
9,041,640	Enel Americas S.A.	1,581,037
20,337,540	Enel Chile S.A.	2,042,192
275,324	S.A.C.I. Falabella	2,025,354

		20,591,444

	China—8.9%
2,991,275	Agricultural Bank of China Ltd., H-Shares	1,380,225
3,951,715	Bank of China Ltd., H-Shares	1,883,832
2,128,916	Bank of Communications Co. Ltd., H-Shares	1,793,680
221,745	Beijing Enterprises Holdings Ltd.	1,180,036
6,696,861	CGN Power Co. Ltd., H-Shares(a)	1,766,959
2,217,500	China CITIC Bank Corp. Ltd., H-Shares	1,421,728
1,694,862	China Construction Bank Corp., H-Shares	1,497,106
2,861,632	China Everbright Bank Co. Ltd., H-Shares	1,411,593

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
5,020,205	China Huishan Dairy Holdings Co. Ltd.(b)(c)	$0
453,273	China Life Insurance Co. Ltd., H-Shares	1,282,619
638,810	China Merchants Port Holdings Co. Ltd.	1,289,769
1,980,969	China Minsheng Banking Corp. Ltd., H-Shares	1,487,229
166,586	China Mobile Ltd.	1,587,211
704,280	China Resources Power Holdings Co. Ltd.	985,672
2,671,468	China Telecom Corp. Ltd., H-Shares	1,382,486
1,065,234	China Unicom Hong Kong Ltd.	1,264,095
1,078,306	CITIC Ltd.	1,569,615
1,398,857	CRRC Corp. Ltd., H-Shares	1,221,374
695,781	Guangdong Investment Ltd.	1,303,691
2,003,964	Industrial & Commercial Bank of China Ltd., H-Shares	1,504,493
1,003,236	Jiangxi Copper Co. Ltd., H-Shares	1,329,907
135,928	Ping An Insurance Group Co. of China Ltd., H-Shares	1,636,424

		30,179,744

	Colombia—1.0%
120,897	Bancolombia S.A. (Preference Shares)	1,528,214
181,074	Grupo de Inversiones Suramericana S.A.	2,014,669

		3,542,883

	Czech Republic—1.7%
80,203	CEZ AS	1,862,717
56,188	Komercni banka AS	2,126,250
552,729	Moneta Money Bank AS(a)(d)	1,767,975

		5,756,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P Emerging Markets Low Volatility ETF (EELV) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Egypt—0.5%
374,646	Commercial International Bank Egypt SAE	$1,663,472

	Greece—0.4%
130,065	OPAP S.A.	1,399,334

	Hungary—1.2%
110,365	MOL Hungarian Oil & Gas PLC	1,266,459
31,730	OTP Bank Nyrt	1,405,483
74,105	Richter Gedeon Nyrt	1,465,579

		4,137,521

	India—1.4%
14,972	HDFC Bank Ltd. ADR	1,716,540
136,779	Infosys Ltd. ADR	1,471,742
349,995	Wipro Ltd. ADR	1,599,477

		4,787,759

	Indonesia—0.5%
760,740	PT Bank Central Asia Tbk	1,534,826

	Malaysia—10.0%
1,266,400	AMMB Holdings Bhd	1,369,164
1,058,495	CIMB Group Holdings Bhd	1,349,200
1,237,563	DiGi.com Bhd	1,376,899
765,700	Genting Bhd	1,303,792
433,200	Hong Leong Bank Bhd	2,093,442
971,447	IHH Healthcare Bhd	1,306,384
1,719,700	IOI Corp. Bhd	1,875,885
550,578	Kuala Lumpur Kepong Bhd	3,294,546
939,892	Malayan Banking Bhd	2,102,794
748,000	Malaysia Airports Holdings Bhd	1,380,394
40,400	Nestle Malaysia Bhd	1,427,607
893,245	Petronas Chemicals Group Bhd	1,944,420
269,600	Petronas Dagangan Bhd	1,576,715
394,600	Petronas Gas Bhd	1,687,393
587,580	PPB Group Bhd	2,666,103
423,524	Public Bank Bhd	2,304,823
878,700	QL Resources Bhd	1,449,446
1,318,400	RHB Bank Bhd	1,900,511
548,072	Tenaga Nasional Bhd	1,627,845

		34,037,363

	Mexico—4.0%
1,214,568	Alfa SAB de CV, Class A	1,223,321
2,050,918	America Movil SAB de CV, Series L	1,522,321
285,852	Arca Continental SAB de CV	1,617,026
261,605	Coca-Cola Femsa SAB de CV	1,663,043
187,737	Fomento Economico Mexicano SAB de CV, Series CPO(e)	1,825,074
143,335	Gruma SAB de CV, Class B	1,427,782
796,019	Kimberly-Clark de Mexico SAB de CV, Class A	1,371,271
155,162	Promotora y Operadora de Infraestructura SAB de CV	1,572,917
500,256	Wal-Mart de Mexico SAB de CV	1,465,037

		13,687,792

	Peru—0.5%
7,290	Credicorp Ltd.	1,727,001

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Philippines—0.4%
579,722	International Container Terminal Services, Inc.	$1,407,241

	Poland—0.8%
44,948	Bank Polska Kasa Opieki S.A.	1,335,019
120,578	Powszechny Zaklad Ubezpieczen S.A.	1,322,922

		2,657,941

	Qatar—1.9%
166,543	Barwa Real Estate Co.	1,587,561
38,646	Industries Qatar QSC	1,284,220
191,460	Masraf Al Rayan QSC	1,908,685
38,889	Qatar Islamic Bank SAQ	1,780,376

		6,560,842

	Russia—0.8%
15,615	LUKOIL PJSC ADR	1,323,840
20,797	Tatneft PJSC ADR	1,461,197

		2,785,037

	South Africa—4.1%
63,013	Bid Corp. Ltd.	1,327,707
15,313	Capitec Bank Holdings Ltd.	1,427,761
121,615	Discovery Ltd.	1,222,067
913,995	Growthpoint Properties Ltd.	1,586,203
276,401	Pick n Pay Stores Ltd.	1,337,444
75,411	PSG Group Ltd.	1,394,364
573,371	Rand Merchant Investment Holdings Ltd.	1,385,009
2,560,563	Redefine Properties Ltd.	1,759,285
98,618	Remgro Ltd.	1,335,543
97,364	SPAR Group Ltd. (The)	1,317,542

		14,092,925

	South Korea—8.4%
249,100	BNK Financial Group, Inc.	1,494,835
4,989	CJ CheilJedang Corp.	1,345,319
185,380	DGB Financial Group, Inc.	1,336,215
30,903	GS Holdings Corp.	1,375,642
430,559	Hanwha Life Insurance Co. Ltd.	1,470,642
116,789	Industrial Bank of Korea	1,414,685
34,447	KB Financial Group, Inc.	1,362,369
136,416	KT Corp. ADR	1,641,084
16,299	KT Corp.	381,610
17,898	KT&G Corp.	1,562,810
20,085	LG Corp.	1,255,151
5,161	NongShim Co. Ltd.	1,239,276
13,463	Samsung C&T Corp.	1,181,319
50,201	Samsung Card Co. Ltd.	1,594,365
6,028	Samsung Fire & Marine Insurance Co. Ltd.	1,568,730
20,579	Samsung Life Insurance Co. Ltd.	1,495,662
43,867	Samsung Securities Co. Ltd.	1,338,748
40,579	Shinhan Financial Group Co. Ltd.	1,531,938
5,751	SK Holdings Co. Ltd.	1,262,793
6,554	SK Telecom Co. Ltd.	1,388,619
106,954	Woori Financial Group, Inc.	1,268,084

		28,509,896

	Taiwan—27.7%
205,095	Advantech Co. Ltd.	1,659,291
195,838	Asustek Computer, Inc.	1,495,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P Emerging Markets Low Volatility ETF (EELV) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Taiwan (continued)
1,378,000	Cathay Financial Holding Co. Ltd.	$1,993,353
4,637,800	Chang Hwa Commercial Bank Ltd.	2,776,587
1,114,435	Cheng Shin Rubber Industry Co. Ltd.	1,487,668
5,211,000	China Airlines Ltd.	1,652,626
6,543,472	China Development Financial Holding Corp.	2,106,972
2,246,680	China Life Insurance Co. Ltd.	1,868,537
3,103,140	China Steel Corp.	2,505,529
716,222	Chunghwa Telecom Co. Ltd.	2,572,753
3,634,000	Compal Electronics, Inc.	2,346,147
2,835,053	CTBC Financial Holding Co. Ltd.	1,940,435
3,598,625	E.Sun Financial Holding Co. Ltd.	2,952,174
4,001,000	Eva Airways Corp.	1,961,592
3,505,000	Evergreen Marine Corp. Taiwan Ltd.	1,536,932
963,993	Far EasTone Telecommunications Co. Ltd.	2,364,670
5,025,183	First Financial Holding Co. Ltd.	3,585,816
396,095	Formosa Chemicals & Fibre Corp.	1,422,820
456,146	Formosa Plastics Corp.	1,653,291
771,000	Foxconn Technology Co. Ltd.	1,726,585
1,482,875	Fubon Financial Holding Co. Ltd.	2,188,250
1,321,000	Highwealth Construction Corp.	2,113,959
570,400	Hon Hai Precision Industry Co. Ltd.	1,604,083
5,543,591	Hua Nan Financial Holdings Co. Ltd.	3,623,848
1,057,000	International CSRC Investment Holdings Co.	1,436,653
1,754,000	Inventec Corp.	1,407,696
1,108,000	Lite-On Technology Corp.	1,561,548
2,696,777	Mega Financial Holding Co. Ltd.	2,587,600
782,930	Nan Ya Plastics Corp.	1,978,798
1,166,000	Pou Chen Corp.	1,416,889
992,000	Quanta Computer, Inc.	1,900,469
4,464,000	Shin Kong Financial Holding Co. Ltd.	1,262,592
5,313,421	SinoPac Financial Holdings Co. Ltd.	2,046,203
1,108,264	Synnex Technology International Corp.	1,380,802
6,281,835	Taishin Financial Holding Co. Ltd.	2,846,047
5,898,480	Taiwan Business Bank	2,433,760
5,675,390	Taiwan Cooperative Financial Holding Co. Ltd.	3,765,105
1,311,000	Taiwan Fertilizer Co. Ltd.	1,907,040
1,468,000	Taiwan High Speed Rail Corp.	1,786,246
946,162	Taiwan Mobile Co. Ltd.	3,459,963
172,397	Taiwan Semiconductor Manufacturing Co. Ltd.	1,444,964
2,331,000	Teco Electric and Machinery Co. Ltd.	1,742,536
588,181	Uni-President Enterprises Corp.	1,397,123
1,960,000	Wistron Corp.	1,623,766
1,660,937	WPG Holdings Ltd.	2,190,323
3,225,472	Yuanta Financial Holding Co. Ltd.	1,868,417

		94,584,130

	Thailand—14.5%
302,710	Advanced Info Service PCL NVDR	1,801,563
816,387	Airports of Thailand PCL NVDR	1,751,684
298,869	Bangkok Bank PCL NVDR	1,900,404
4,789,109	Bangkok Expressway & Metro PCL NVDR	1,635,123
846,136	Berli Jucker PCL NVDR	1,364,949
6,507,232	BTS Group Holdings PCL NVDR	2,405,179
244,972	Bumrungrad Hospital PCL NVDR	1,358,185
675,539	Central Pattana PCL NVDR	1,597,594

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Thailand (continued)
1,912,160	CH Karnchang PCL NVDR	$1,602,201
1,765,015	Charoen Pokphand Foods PCL NVDR	1,506,552
713,954	CP ALL PCL NVDR	1,733,169
784,860	Delta Electronics Thailand PCL NVDR	1,837,691
214,934	Electricity Generating PCL NVDR	1,992,810
607,869	Glow Energy PCL NVDR	1,742,209
3,038,154	Home Product Center PCL NVDR	1,494,096
1,025,245	Intouch Holdings PCL NVDR	1,910,793
253,253	Kasikornbank PCL NVDR	1,515,155
878,532	Kiatnakin Bank PCL NVDR	1,816,229
3,190,163	Krung Thai Bank PCL NVDR	1,888,617
4,817,984	Land & Houses PCL NVDR	1,690,256
883,277	PTT PCL NVDR	1,348,779
1,657,144	Ratch Group PCL NVDR	3,231,236
660,933	Robinson PCL NVDR	1,205,931
127,244	Siam Cement PCL (The) NVDR	1,841,401
363,938	Siam Commercial Bank PCL (The) NVDR	1,493,371
2,286,392	Thai Union Group PCL NVDR	1,353,573
929,339	Thanachart Capital PCL NVDR	1,542,834
597,989	Tisco Financial Group PCL NVDR	1,568,726
18,519,067	TMB Bank PCL NVDR	1,171,762

		49,302,072

	Turkey—0.3%
1,232,285	Enerjisa Enerji AS(a)	1,110,594

	United Arab Emirates—3.0%
518,909	Abu Dhabi Commercial Bank PJSC	1,395,756
2,693,568	Aldar Properties PJSC	1,305,297
1,289,554	Dubai Islamic Bank PJSC	1,815,062
3,039,898	Emaar Malls PJSC	1,440,023
520,610	Emirates Telecommunications Group Co. PJSC	2,366,957
397,532	First Abu Dhabi Bank PJSC	1,731,623

		10,054,718

	Total Common Stocks & Other Equity Interests (Cost $328,615,402)	339,661,988

	Money Market Fund—0.1%
177,946	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(f) (Cost $177,946)	177,946

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $328,793,348)—99.7%	339,839,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P Emerging Markets Low Volatility ETF (EELV) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.1%
384,413	Invesco Government & Agency Portfolio—Institutional Class 2.34%(f)(g)	$384,413
128,099	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(f)(g)	128,138

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $512,551)	512,551

	Total Investments in Securities (Cost $329,305,899)—99.8%	340,352,485

	Other assets less liabilities—0.2%	595,206

	Net Assets—100.0%	$340,947,691

Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $4,645,528, which represented 1.36% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	All or a portion of this security was out on loan at April 30, 2019.
(e)	Each CPO for Fomento Economico Mexicano SAB de CV represents one Series B share and four Series D shares.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P Emerging Markets Momentum ETF (EEMO)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	31.6
Energy	25.2
Information Technology	10.4
Materials	9.5
Consumer Staples	8.7
Industrials	4.6
Consumer Discretionary	4.0
Utilities	3.7
Sector Types Each Less than 3%	2.4
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Brazil—23.2%
2,000	Atacadao S.A.	$10,733
11,051	B3 S.A.—Brasil Bolsa Balcao	96,374
23,146	Banco Bradesco S.A. (Preference Shares)	208,474
1,200	Banco BTG Pactual S.A.	12,570
7,222	Banco do Brasil S.A.	90,826
2,600	Banco Santander Brasil S.A.	29,625
700	Braskem S.A. (Preference Shares), Class A	8,467
2,323	Centrais Eletricas Brasileiras S.A.	19,229
1,600	Centrais Eletricas Brasileiras S.A. (Preference Shares), Class B	14,034
1,000	Cia Brasileira de Distribuicao (Preference Shares), Class A	24,429
1,800	Cia de Saneamento Basico do Estado de Sao Paulo	21,416
1,500	Cia Energetica de Minas Gerais	6,710
10,137	Cia Energetica de Minas Gerais (Preference Shares)	37,825
2,640	Engie Brasil Energia S.A.	29,733
4,200	Gerdau S.A. (Preference Shares)	15,044
500	GOL Linhas Aereas Inteligentes SA (Preference Shares)(a)	2,883
800	Hapvida Participacoes e Investimentos S.A.(b)	6,128
1,000	IRB Brasil Resseguros S.A.	23,770
25,336	Itau Unibanco Holding S.A. (Preference Shares)	216,975
2,500	Itau Unibanco Holding S.A.	18,575
24,683	Itausa—Investimentos Itau S.A. (Preference Shares)	74,418
3,600	Klabin S.A.	15,128
3,100	Localiza Rent a Car S.A.	28,408
900	Lojas Americanas S.A.	2,916

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Brazil (continued)
4,000	Lojas Americanas S.A. (Preference Shares)	$15,918
3,700	Lojas Renner S.A.	43,910
679	Magazine Luiza S.A.	32,875
1,100	Natura Cosmeticos S.A.	14,547
1,900	Petrobras Distribuidora S.A.	11,399
17,262	Petroleo Brasileiro S.A.	130,919
23,034	Petroleo Brasileiro S.A. (Preference Shares)	158,077
700	Porto Seguro S.A.	9,590
7,500	Rumo S.A.(a)	34,365
6,270	Suzano S.A.	64,648
12,840	Vale S.A.	162,844

		1,693,782

	Chile—0.6%
143,971	Banco de Chile	21,049
312,579	Banco Santander Chile	21,891

		42,940

	China—5.2%
9,410	China Railway Construction Corp. Ltd., H-Shares	11,107
22,912	China Railway Group Ltd., H-Shares	18,048
12,054	China Resources Cement Holdings Ltd.	12,061
4,022	China Resources Gas Group Ltd.	18,610
8,928	China Resources Power Holdings Co. Ltd.	12,495
67,378	China Telecom Corp. Ltd., H-Shares	34,868
67,992	CNOOC Ltd.	122,891
21,276	Guangdong Investment Ltd.	39,865
998	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	5,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P Emerging Markets Momentum ETF (EEMO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	China (continued)
8,182	Huadian Power International Corp. Ltd., H-Shares	$3,494
39,278	Lenovo Group Ltd.	36,397
3,316	Shenzhou International Group Holdings Ltd.	44,507
1,975	Wuxi Biologics Cayman, Inc.(a)(b)	19,862

		379,376

	Colombia—0.3%
20,805	Ecopetrol S.A.	19,194

	Czech Republic—0.3%
1,001	CEZ AS	23,248

	Hungary—0.4%
2,274	MOL Hungarian Oil & Gas PLC	26,095

	India—23.7%
1,972	Asian Paints Ltd.	41,484
1,620	Aurobindo Pharma Ltd.	19,077
492	Avenue Supermarts Ltd.(a)(b)	9,164
9,592	Axis Bank Ltd.(a)	105,755
1,402	Bajaj Finance Ltd.	62,405
229	Bajaj Finserv Ltd.	24,760
1,504	Berger Paints India Ltd.	6,897
512	Britannia Industries Ltd.	21,318
379	Colgate-Palmolive India Ltd.	6,583
3,458	Dabur India Ltd.	19,792
635	Divi’s Laboratories Ltd.	15,948
470	Dr Reddy’s Laboratories Ltd.	19,824
1,845	Havells India Ltd.	20,549
5,593	Hindustan Unilever Ltd.	141,341
1,056	Indiabulls Ventures Ltd.	4,506
30,846	Infosys Ltd.	333,212
3,891	Kotak Mahindra Bank Ltd.	77,567
202	Larsen & Toubro Infotech Ltd.(b)	4,986
2,602	Marico Ltd.	13,445
245	Nestle India Ltd.	38,413
779	Pidilite Industries Ltd.	13,827
20,413	Reliance Industries Ltd.	408,766
6,537	Tata Consultancy Services Ltd.	212,439
2,617	Tech Mahindra Ltd.	31,459
1,527	Titan Co. Ltd.	25,435
304	Torrent Pharmaceuticals Ltd.	7,832
373	United Breweries Ltd.	7,610
9,070	Wipro Ltd.	38,932

		1,733,326

	Indonesia—3.0%
73,593	PT Bank Central Asia Tbk	148,477
16,120	PT Bank Danamon Indonesia Tbk	10,011
18,571	PT Bukit Asam Tbk	5,161
76,428	PT Charoen Pokphand Indonesia Tbk	28,292
13,406	PT Indah Kiat Pulp & Paper Corp. Tbk	6,961
14,238	PT Indofood CBP Sukses Makmur Tbk	9,717
13,216	PT Pabrik Kertas Tjiwi Kimia Tbk	9,344

		217,963

	Malaysia—2.5%
17,900	Dialog Group Bhd	13,941
3,200	Hong Leong Bank Bhd	15,464

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Malaysia (continued)
11,200	Petronas Chemicals Group Bhd	$24,380
5,700	PPB Group Bhd	25,863
17,328	Public Bank Bhd	94,299
6,800	QL Resources Bhd	11,217

		185,164

	Mexico—0.9%
21,696	Wal-Mart de Mexico SAB de CV	63,538

	Peru—0.9%
277	Credicorp Ltd.	65,621

	Poland—0.9%
500	CD Projekt S.A.(a)	28,069
233	Dino Polska S.A.(a)(b)	7,730
805	Grupa Lotos S.A.	17,487
8,882	Polskie Gornictwo Naftowe i Gazownictwo S.A.	13,457

		66,743

	Qatar—3.9%
1,597	Industries Qatar QSC	53,069
4,304	Qatar National Bank QPSC	231,662

		284,731

	Russia—14.6%
2,470	Evraz PLC	20,209
36,314	Gazprom PJSC ADR	181,352
3,675	LUKOIL PJSC ADR	311,567
4,102	MMC Norilsk Nickel PJSC ADR	91,064
843	Novatek PJSC GDR(b)	162,446
1,139	Novolipetsk Steel PJSC GDR(b)	30,001
289	Polyus PJSC GDR(b)	11,329
1,381	Severstal PJSC GDR(b)	22,358
7,390	Surgutneftegas PJSC (Preference Shares) ADR	44,525
2,780	Tatneft PJSC ADR	195,323

		1,070,174

	South Africa—3.0%
572	Anglo American Platinum Ltd.	28,806
2,983	AngloGold Ashanti Ltd.	35,853
577	Capitec Bank Holdings Ltd.	53,799
1,275	Clicks Group Ltd.	17,401
1,281	Exxaro Resources Ltd.	14,594
1,770	Nedbank Group Ltd.	32,849
861	PSG Group Ltd.	15,920
3,164	RMB Holdings Ltd.	18,424

		217,646

	South Korea—1.7%
174	Daelim Industrial Co. Ltd.	14,419
256	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	6,366
517	Fila Korea Ltd.	36,468
418	GS Engineering & Construction Corp.	14,528
194	HLB, Inc.(a)	13,934
103	Hyundai Elevator Co. Ltd.	7,583
390	Hyundai Engineering & Construction Co. Ltd.	17,528
252	Hyundai Rotem Co. Ltd.(a)	4,681
104	POSCO Chemical Co. Ltd.	5,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P Emerging Markets Momentum ETF (EEMO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	South Korea (continued)
680	Ssangyong Cement Industrial Co. Ltd.	$3,359

		123,967

	Taiwan—9.8%
12,000	Asia Cement Corp.	16,213
6,419	Chailease Holding Co. Ltd.	27,316
87,524	E.Sun Financial Holding Co. Ltd.	71,801
1,263	Eclat Textile Co. Ltd.	17,984
20,000	Far Eastern New Century Corp.	21,812
2,399	Feng TAY Enterprise Co. Ltd.	19,448
51,620	First Financial Holding Co. Ltd.	36,834
64,063	Hua Nan Financial Holdings Co. Ltd.	41,878
11,000	Lite-On Technology Corp.	15,503
2,000	Makalot Industrial Co. Ltd.	13,786
61,000	Mega Financial Holding Co. Ltd.	58,530
3,321	Novatek Microelectronics Corp.	21,656
2,766	President Chain Store Corp.	25,779
2,000	Radiant Opto-Electronics Corp.	6,731
3,000	Realtek Semiconductor Corp.	20,291
1,128	Simplo Technology Co. Ltd.	9,564
49,000	SinoPac Financial Holdings Co. Ltd.	18,870
8,000	TA Chen Stainless Pipe	11,352
45,000	Taiwan Business Bank	18,567
20,000	Taiwan Cement Corp.	27,184
66,880	Taiwan Cooperative Financial Holding Co. Ltd.	44,369
4,000	Taiwan Fertilizer Co. Ltd.	5,819
19,000	Taiwan High Speed Rail Corp.	23,119
610	TCI Co. Ltd.	9,100
22,000	Uni-President Enterprises Corp.	52,257
2,000	Walsin Technology Corp.	12,233
747	Wiwynn Corp.	7,772
89,555	Yuanta Financial Holding Co. Ltd.	51,876
2,000	Zhen Ding Technology Holding Ltd.	7,152

		714,796

	Thailand—1.8%
16,901	Bangkok Dusit Medical Services PCL NVDR	13,500
63,334	Bangkok Expressway & Metro PCL NVDR	21,624
53,842	BTS Group Holdings PCL NVDR	19,901
19,476	Charoen Pokphand Foods PCL NVDR	16,624
1,718	Electricity Generating PCL NVDR	15,929
2,618	Glow Energy PCL NVDR	7,503
4,010	Gulf Energy Development PCL NVDR	13,126
18,963	Home Product Center PCL NVDR	9,325
3,760	Krungthai Card PCL NVDR	4,770
1,718	Ratch Group PCL NVDR	3,350
6,464	Siam Global House PCL NVDR	3,503

		129,155

	Turkey—0.8%
1,370	BIM Birlesik Magazalar AS	19,060
3,580	Soda Sanayii AS	4,654
960	TAV Havalimanlari Holding AS	4,069
1,748	Tekfen Holding AS	7,795
778	Tupras Turkiye Petrol Rafinerileri AS	16,069
3,899	Turkiye Sise ve Cam Fabrikalari AS	3,984

		55,631

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Arab Emirates—2.1%
15,722	Abu Dhabi Commercial Bank PJSC	$42,289
26,192	First Abu Dhabi Bank PJSC	114,091

		156,380

	United States—0.5%
7,800	JBS S.A.	39,037

	Total Common Stocks & Other Equity Interests (Cost $7,160,135)	7,308,507

	Money Market Fund—0.0%
1,584	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(c) (Cost $1,584)	1,584

	Total Investments in Securities (Cost $7,161,719)—100.1%	7,310,091

	Other assets less liabilities—(0.1)%	(7,053)

	Net Assets—100.0%	$7,303,038

Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $274,004, which represented 3.75% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Real Estate	24.9
Financials	24.6
Utilities	14.7
Energy	9.0
Communication Services	8.5
Industrials	7.7
Consumer Discretionary	4.5
Sector Types Each Less than 3%	5.6
Money Market Funds Plus Other Assets Less Liabilities	0.5

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.5%
	Australia—21.1%
6,704	AGL Energy Ltd.	$104,895
8,066	Amcor Ltd.	91,006
35,512	Aurizon Holdings Ltd.	118,977
91,458	AusNet Services	114,262
5,933	Australia & New Zealand Banking Group Ltd.	113,586
4,273	Caltex Australia Ltd.	81,835
1,929	Commonwealth Bank of Australia	101,178
10,395	Crown Resorts Ltd.	97,236
10,653	Dexus	93,726
21,148	GPT Group (The)	85,291
7,823	National Australia Bank Ltd.	139,583
34,350	Scentre Group	92,357
50,776	Stockland	134,735
10,374	Suncorp Group Ltd.	96,894
21,393	Sydney Airport	114,738
10,069	Transurban Group	95,250
58,681	Vicinity Centres	104,909
5,236	Wesfarmers Ltd.	132,710
6,821	Westpac Banking Corp.	132,074

		2,045,242

	Denmark—0.8%
2,567	Tryg A/S	78,378

	Finland—1.1%
2,439	Sampo Oyj, Class A	111,413

	France—7.9%
2,293	Cie de Saint-Gobain	93,642
3,339	CNP Assurances	78,732
6,505	Engie S.A.	96,266
5,737	Orange S.A.	89,787
843	Sanofi	73,209
1,799	TOTAL S.A.	99,890

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	France (continued)
833	Unibail-Rodamco-Westfield	$143,066
4,009	Veolia Environnement S.A.	94,620

		769,212

	Germany—5.4%
365	Allianz SE	87,865
1,236	BASF SE	100,412
1,206	Bayerische Motoren Werke AG	102,584
4,650	Deutsche Telekom AG	77,721
1,499	Innogy SE(a)	69,532
341	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	85,222

		523,336

	Hong Kong—5.6%
8,878	CK Infrastructure Holdings Ltd.	72,084
13,833	Henderson Land Development Co. Ltd.	85,163
86,305	HK Electric Investments & HK Electric Investments Ltd.(a)	84,485
68,721	HKT Trust & HKT Ltd.	106,514
100,374	Mapletree North Asia Commercial Trust(a)	100,286
13,393	Power Assets Holdings Ltd.	93,379

		541,911

	Israel—3.4%
7,631	Alony Hetz Properties & Investments Ltd.	92,818
13,450	Gazit-Globe Ltd.	108,578
851	Paz Oil Co. Ltd.	123,810

		325,206

	Italy—5.0%
5,588	Assicurazioni Generali SpA	108,341
13,173	Enel SpA	83,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Italy (continued)
6,391	Eni SpA	$108,997
21,547	Snam SpA	109,558
13,137	Terna Rete Elettrica Nazionale SpA	78,589

		488,734

	Japan—13.1%
18	Activia Properties, Inc.	75,152
2,891	Aozora Bank Ltd.	70,318
3,300	Canon, Inc.	91,526
33	Daiwa House REIT Investment Corp.	75,704
21	Frontier Real Estate Investment Corp.	87,300
71	GLP J-Reit	76,371
123	Japan Hotel REIT Investment Corp.	100,167
6,049	Japan Post Bank Co. Ltd.(b)	66,424
5,370	Japan Post Holdings Co. Ltd.	59,932
35	Japan Retail Fund Investment Corp.	66,936
3,967	Japan Tobacco, Inc.	91,753
45,201	Mizuho Financial Group, Inc.	70,414
52	Mori Trust Sogo REIT, Inc.	78,391
2,450	MS&AD Insurance Group Holdings, Inc.	75,628
13,196	Nissan Motor Co. Ltd.	105,840
47	United Urban Investment Corp.	75,031

		1,266,887

	Netherlands—2.1%
1,919	NN Group N.V.	83,487
3,622	Royal Dutch Shell PLC, Class A	115,685

		199,172

	New Zealand—4.7%
27,321	Contact Energy Ltd.	122,259
35,541	Meridian Energy Ltd.	96,231
40,274	Spark New Zealand Ltd.	98,572
33,222	Z Energy Ltd.	140,246

		457,308

	Norway—0.9%
4,327	Telenor ASA	86,665

	Portugal—1.2%
31,781	EDP-Energias de Portugal S.A.	120,350

	Singapore—9.8%
49,881	Ascendas Real Estate Investment Trust	109,935
62,417	CapitaLand Commercial Trust	88,958
59,936	CapitaLand Mall Trust	106,557
100,350	Keppel	89,940
75,910	Mapletree Commercial Trust	107,630
104,033	Mapletree Logistics Trust	113,113
10,033	Singapore Airlines Ltd.	71,348
13,845	Singapore Exchange Ltd.	75,063
28,016	Singapore Technologies Engineering Ltd.	81,504
47,139	Singapore Telecommunications Ltd.	109,779

		953,827

	Spain—4.9%
4,068	Endesa S.A.	101,256
30,625	Mapfre S.A.	91,810
3,367	Naturgy Energy Group S.A.	95,542

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Spain (continued)
5,387	Repsol S.A.	$91,343
10,929	Telefonica S.A.	91,028

		470,979

	Sweden—0.9%
20,898	Telia Co. AB	88,896

	Switzerland—3.7%
595	Kuehne + Nagel International AG	86,447
971	Swiss RE AG	93,441
170	Swisscom AG	79,194
327	Zurich Insurance Group AG	104,262

		363,344

	United Kingdom—7.9%
23,271	Aviva PLC	130,299
12,651	BAE Systems PLC	81,473
4,887	GlaxoSmithKline PLC	100,240
11,714	HSBC Holdings PLC	101,873
9,525	Land Securities Group PLC	114,611
34,034	Legal & General Group PLC	123,433
135,116	Lloyds Banking Group PLC	110,213

		762,142

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $9,605,814)—99.5%	9,653,002

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—0.6%
46,955	Invesco Government & Agency Portfolio—Institutional Class 2.34%(c)(d)	46,955
15,647	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(c)(d)	15,652

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,607)	62,607

	Total Investments in Securities (Cost $9,668,421)—100.1%	9,715,609

	Other assets less liabilities—(0.1)%	(13,099)

	Net Assets—100.0%	$9,702,510

Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $254,303, which represented 2.62% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD) (continued)

April 30, 2019

(Unaudited)

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P International Developed Low Volatility ETF (IDLV)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Real Estate	26.2
Financials	25.1
Utilities	12.0
Consumer Staples	10.8
Industrials	10.6
Communication Services	5.8
Sector Types Each Less than 3%	9.0
Money Market Funds Plus Other Assets Less Liabilities	0.5

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.4%
	Australia—9.6%
372,657	Amcor Ltd.	$4,204,584
81,208	ASX Ltd.	4,258,290
1,004,172	Aurizon Holdings Ltd.	3,364,304
2,539,979	AusNet Services	3,173,282
386,921	Brambles Ltd.	3,281,629
63,312	Commonwealth Bank of Australia	3,320,772
431,771	Crown Resorts Ltd.	4,038,859
404,411	Dexus	3,558,059
363,328	Goodman Group	3,365,386
893,002	GPT Group (The)	3,601,532
1,762,097	Mirvac Group	3,509,914
220,369	National Australia Bank Ltd.	3,931,956
1,163,253	Scentre Group	3,127,647
193,482	Sonic Healthcare Ltd.	3,493,077
1,302,053	Stockland	3,455,017
363,031	Suncorp Group Ltd.	3,390,743
661,752	Sydney Airport	3,549,200
498,942	Transurban Group	4,719,864
1,968,127	Vicinity Centres	3,518,577
204,469	Woolworths Group Ltd.	4,583,710

		73,446,402

	Belgium—2.0%
25,057	Ackermans & van Haaren N.V.	4,026,872
52,795	Colruyt S.A.	3,802,096
39,654	Groupe Bruxelles Lambert S.A.	3,787,199
18,638	Sofina S.A.	3,830,789

		15,446,956

	Canada—22.1%
355,575	Algonquin Power & Utilities Corp.	4,041,586
112,510	Atco Ltd., Class I	3,843,172
68,351	Bank of Montreal	5,376,823
89,240	Bank of Nova Scotia (The)	4,894,534
116,171	BCE, Inc.	5,176,397

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
73,831	Brookfield Asset Management, Inc., Class A	$3,545,008
103,119	Canadian Apartment Properties REIT	3,674,170
65,607	Canadian Imperial Bank of Commerce	5,501,878
162,244	Canadian Utilities Ltd., Class A	4,454,112
53,698	CGI, Inc., Class A(a)	3,849,315
359,137	Choice Properties Real Estate Investment Trust	3,641,562
114,693	Emera, Inc.(b)	4,289,477
274,547	First Capital Realty, Inc.	4,357,403
139,245	Fortis, Inc.	5,125,938
56,706	George Weston Ltd.	4,216,697
183,984	Great-West Lifeco, Inc.	4,605,071
293,059	H&R Real Estate Investment Trust	4,986,709
289,771	Hydro One Ltd.(c)	4,670,112
140,978	IGM Financial, Inc.	3,877,629
48,205	Intact Financial Corp.	3,927,855
202,083	Inter Pipeline Ltd.	3,277,915
77,813	Loblaw Cos. Ltd.	3,796,363
98,666	Metro, Inc.	3,557,316
119,802	National Bank of Canada	5,683,737
57,694	Onex Corp.(b)	3,332,888
88,147	Pembina Pipeline Corp.	3,138,746
197,296	Power Corp. of Canada	4,508,533
202,943	Power Financial Corp.	4,817,105
139,795	Quebecor, Inc., Class B	3,472,012
299,319	RioCan Real Estate Investment Trust	5,731,830
78,473	Rogers Communications, Inc., Class B	3,934,734
65,300	Royal Bank of Canada	5,182,933
162,091	Shaw Communications, Inc., Class B	3,269,052
183,951	SmartCentres Real Estate Investment Trust	4,632,962
97,883	Sun Life Financial, Inc.(b)	4,050,080
164,564	TELUS Corp.	6,034,747
57,236	Thomson Reuters Corp.	3,522,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P International Developed Low Volatility ETF (IDLV) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
96,082	Toronto-Dominion Bank (The)	$5,458,360
70,114	TransCanada Corp.	3,332,656

		168,789,992

	Denmark—1.1%
32,025	Carlsberg A/S, Class B	4,133,374
143,047	Tryg A/S	4,367,651

		8,501,025

	Finland—0.5%
81,136	Sampo Oyj, Class A	3,706,273

	France—6.6%
28,735	Air Liquide S.A.	3,817,705
123,653	AXA S.A.(b)	3,290,534
155,959	CNP Assurances(b)	3,677,442
49,532	Danone S.A.	4,001,200
30,904	EssilorLuxottica S.A.	3,757,803
91,119	Klepierre S.A.	3,234,049
49,533	Legrand S.A.	3,637,124
12,693	L’Oreal S.A.(b)	3,486,560
268,202	Orange S.A.	4,197,518
21,329	Pernod Ricard S.A.	3,713,397
40,683	Sanofi	3,533,037
54,951	TOTAL S.A.	3,051,160
143,883	Veolia Environnement S.A.	3,395,920
36,816	Vinci S.A.	3,714,199

		50,507,648

	Germany—4.2%
14,565	Allianz SE	3,506,181
390,536	Aroundtown S.A.	3,162,632
32,914	Beiersdorf AG	3,594,244
25,325	Deutsche Boerse AG	3,374,589
231,883	Deutsche Telekom AG	3,875,722
83,404	Deutsche Wohnen SE	3,745,379
24,130	Hannover Rueck SE	3,634,513
14,517	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,628,034
70,557	Vonovia SE	3,516,388

		32,037,682

	Hong Kong—5.1%
466,847	CK Infrastructure Holdings Ltd.	3,790,521
300,485	CLP Holdings Ltd.	3,406,855
589,030	Henderson Land Development Co. Ltd.	3,626,348
4,477,613	HK Electric Investments & HK Electric Investments Ltd.(c)	4,383,214
2,313,775	HKT Trust & HKT Ltd.	3,586,242
2,053,079	Hong Kong & China Gas Co. Ltd.	4,898,876
479,103	Hongkong Land Holdings Ltd.	3,339,348
3,784,898	Mapletree North Asia Commercial Trust(c)	3,781,561
663,983	MTR Corp. Ltd.	3,952,380
589,096	Power Assets Holdings Ltd.	4,107,318

		38,872,663

	Israel—1.3%
310,246	Alony Hetz Properties & Investments Ltd.(b)	3,773,611
472,342	Bank Leumi Le-Israel BM	3,228,086

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Israel (continued)
124,820	Strauss Group Ltd.	$3,179,600

		10,181,297

	Italy—1.3%
197,504	Assicurazioni Generali SpA	3,829,231
522,434	Enel SpA	3,301,590
514,847	Terna Rete Elettrica Nazionale SpA	3,079,969

		10,210,790

	Japan—16.9%
1,011	Activia Properties, Inc.	4,221,010
1,597	Advance Residence Investment Corp.	4,452,242
92,509	ANA Holdings, Inc.	3,229,405
121,216	Canon, Inc.	3,361,941
286,348	Chugoku Electric Power Co., Inc. (The)(b)	3,411,751
1,998	Daiwa House REIT Investment Corp.	4,583,515
646	Daiwa Office Investment Corp.	4,355,969
1,325	Frontier Real Estate Investment Corp.	5,508,193
3,864	GLP J-Reit	4,156,294
5,172	Japan Hotel REIT Investment Corp.	4,211,900
342,596	Japan Post Bank Co. Ltd.(b)	3,762,019
375,553	Japan Post Holdings Co. Ltd.	4,191,357
1,039	Japan Prime Realty Investment Corp.	4,151,336
719	Japan Real Estate Investment Corp.	3,983,147
2,043	Japan Retail Fund Investment Corp.	3,907,152
76,067	Kintetsu Group Holdings Co. Ltd.	3,370,511
276,881	Kyushu Electric Power Co., Inc.	2,677,449
96,574	Kyushu Railway Co.	3,138,926
86,711	Mitsubishi Heavy Industries Ltd.	3,597,679
2,790,424	Mizuho Financial Group, Inc.	4,346,923
3,490	Mori Trust Sogo REIT, Inc.	5,261,244
118,502	MS&AD Insurance Group Holdings, Inc.	3,658,001
624	Nippon Building Fund, Inc.	4,017,131
2,132	Nippon Prologis REIT, Inc.	4,575,066
378,031	Nissan Motor Co. Ltd.	3,032,055
3,117	Nomura Real Estate Master Fund, Inc.	4,564,603
2,960	ORIX JREIT, Inc.	5,195,780
36,640	Secom Co. Ltd.	3,072,003
78,047	Seven & i Holdings Co. Ltd.	2,704,228
225,282	Skylark Holdings Co. Ltd.	3,707,672
88,424	Sumitomo Mitsui Financial Group, Inc.	3,192,394
3,093	United Urban Investment Corp.	4,937,692
647,346	Yamada Denki Co. Ltd.(b)	3,063,087

		129,599,675

	Netherlands—2.2%
36,313	Akzo Nobel N.V.	3,080,687
33,495	Heineken Holding N.V.	3,399,054
128,200	Koninklijke Ahold Delhaize N.V.	3,083,240
77,128	NN Group N.V.	3,355,499
52,656	Wolters Kluwer N.V.	3,669,342

		16,587,822

	New Zealand—1.4%
649,879	Auckland International Airport Ltd.	3,454,233
926,070	Contact Energy Ltd.	4,144,070
1,217,722	Meridian Energy Ltd.	3,297,122

		10,895,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P International Developed Low Volatility ETF (IDLV) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Portugal—0.4%
877,795	EDP-Energias de Portugal S.A.	$3,324,076

	Singapore—6.5%
2,214,003	Ascendas Real Estate Investment Trust	4,879,525
2,787,616	CapitaLand Commercial Trust	3,972,947
1,292,061	CapitaLand Ltd.	3,350,702
2,208,949	CapitaLand Mall Trust	3,927,165
3,721,768	Keppel	3,335,702
3,231,592	Mapletree Commercial Trust	4,581,966
3,499,055	Mapletree Logistics Trust	3,804,438
445,720	Singapore Airlines Ltd.	3,169,681
738,385	Singapore Exchange Ltd.	4,003,292
1,142,501	Singapore Technologies Engineering Ltd.	3,323,761
1,693,647	Singapore Telecommunications Ltd.	3,944,212
2,372,650	Suntec Real Estate Investment Trust	3,224,656
1,559,261	Wilmar International Ltd.	4,169,637

		49,687,684

	Spain—3.7%
18,354	Aena SME S.A.(b)(c)	3,401,140
145,474	Endesa S.A.	3,620,958
141,975	Ferrovial S.A.	3,494,088
449,162	Iberdrola S.A.	4,076,340
1,180,533	Mapfre S.A.	3,539,089
125,679	Naturgy Energy Group S.A.	3,566,285
174,240	Red Electrica Corp. S.A.	3,609,582
393,408	Telefonica S.A.	3,276,713

		28,584,195

	Sweden—2.8%
213,437	AAK AB	3,463,064
200,222	Castellum AB	3,596,153
217,483	Hufvudstaden AB, Class A(b)	3,619,074
155,860	Industrivarden AB, Class C	3,501,882
77,997	Investor AB, Class B	3,714,104
107,000	L E Lundbergforetagen AB, Class B	3,653,406

		21,547,683

	Switzerland—4.7%
48	Chocoladefabriken Lindt & Spruengli AG	3,641,217
1,447	Givaudan S.A.	3,747,432
45,736	Nestle S.A.	4,400,800
37,406	Novartis AG	3,054,517
4,459	Partners Group Holding AG	3,358,909
12,785	Roche Holding AG	3,370,021
1,327	SGS S.A.	3,501,769
36,433	Swiss RE AG	3,506,006
7,652	Swisscom AG	3,564,675
11,686	Zurich Insurance Group AG	3,725,988

		35,871,334

	United Kingdom—6.5%
119,127	Admiral Group PLC	3,422,810
551,204	Aviva PLC	3,086,289
406,455	British Land Co. PLC (The)	3,147,458
105,805	Bunzl PLC	3,184,866
74,862	Coca-Cola European Partners PLC	4,011,855
142,677	Compass Group PLC	3,241,995

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
98,355	Diageo PLC	$4,146,010
391,369	HSBC Holdings PLC	3,403,599
310,205	Land Securities Group PLC	3,732,601
866,039	Legal & General Group PLC	3,140,911
157,907	RELX PLC	3,620,998
454,293	Segro PLC	4,017,750
73,344	Unilever N.V. CVA	4,435,332
1,061,237	WM Morrison Supermarkets PLC	2,986,937

		49,579,411

	United States—0.5%
43,135	Waste Connections, Inc.	3,987,070

	Total Common Stocks & Other Equity Interests (Cost $725,701,462)	761,365,103

	Money Market Fund—0.1%
885,340	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(d) (Cost $885,340)	885,340

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $726,586,802)—99.5%	762,250,443

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—3.0%
17,276,629	Invesco Government & Agency Portfolio—Institutional Class 2.34%(d)(e)	17,276,629
5,757,157	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(d)(e)	5,758,884

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,035,513)	23,035,513

	Total Investments in Securities (Cost $749,622,315)—102.5%	785,285,956

	Other assets less liabilities—(2.5)%	(19,260,890)

	Net Assets—100.0%	$766,025,066

Abbreviations:

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $16,236,027, which represented 2.12% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P International Developed Low Volatility ETF (IDLV) (continued)

April 30, 2019

(Unaudited)

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P International Developed Momentum ETF (IDMO)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Health Care	19.4
Consumer Staples	18.5
Industrials	12.2
Utilities	8.5
Energy	8.3
Consumer Discretionary	7.2
Information Technology	6.6
Materials	6.3
Real Estate	6.0
Financials	4.5
Communication Services	1.8
Money Market Funds Plus Other Assets Less Liabilities	0.7

Schedule of Investments

Number of Shares		Value
	Common Stocks & Other Equity Interests—99.3%
	Australia—11.4%
663	APA Group	$4,489
161	ASX Ltd.	8,442
2,194	BHP Group Ltd.	57,755
1,223	BHP Group PLC	28,848
867	Brambles Ltd.	7,353
30	Cochlear Ltd.	3,956
242	Computershare Ltd.	3,037
385	CSL Ltd.	53,809
888	Dexus	7,813
960	Fortescue Metals Group Ltd.	4,831
1,857	Goodman Group	17,201
1,458	GPT Group (The)	5,880
203	Macquarie Group Ltd.	19,246
2,270	Mirvac Group	4,522
227	Rio Tinto Ltd.	15,238
1,149	Santos Ltd.	5,815
121	Washington H Soul Pattinson & Co. Ltd.	1,958
553	Wesfarmers Ltd.	14,016
465	Woodside Petroleum Ltd.	11,583
904	Woolworths Group Ltd.	20,265

		296,057

	Austria—0.2%
58	IMMOFINANZ AG	1,485
77	Verbund AG	3,816

		5,301

	Belgium—0.3%
58	Colruyt S.A.	4,177

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Belgium (continued)
14	Sofina S.A.	$2,878

		7,055

	Canada—8.8%
160	Air Canada(a)	3,825
327	Algonquin Power & Utilities Corp.	3,717
483	Brookfield Asset Management, Inc., Class A	23,191
198	CAE, Inc.	4,587
295	Cameco Corp.	3,241
82	Canadian Apartment Properties REIT	2,922
411	Canadian National Railway Co.	38,020
90	Canadian Pacific Railway Ltd.	20,083
169	Canopy Growth Corp.(a)	8,502
194	CGI, Inc., Class A(a)	13,907
12	Constellation Software, Inc.	10,545
114	Empire Co. Ltd., Class A	2,525
283	Fortis, Inc.	10,418
20	Genworth MI Canada, Inc.	619
100	H&R Real Estate Investment Trust	1,702
142	Loblaw Cos. Ltd.	6,928
172	Metro, Inc.	6,201
336	Pembina Pipeline Corp.	11,964
165	Quebecor, Inc., Class B	4,098
136	Restaurant Brands International, Inc.	8,840
98	RioCan Real Estate Investment Trust	1,877
311	Rogers Communications, Inc., Class B	15,594
59	Shopify, Inc., Class A(a)	14,287
55	SmartCentres Real Estate Investment Trust	1,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P International Developed Momentum ETF (IDMO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Canada (continued)
131	Thomson Reuters Corp.	$8,062
37	WSP Global, Inc.	1,990

		229,030

	China—0.3%
2,888	Alibaba Health Information Technology Ltd.(a)	3,453
2,503	Evergrande Health Industry Group Ltd.(a)	3,484

		6,937

	Denmark—1.9%
99	Ambu A/S, Class B	2,838
62	Chr. Hansen Holding A/S	6,319
68	Coloplast A/S, Class B	7,331
110	GN Store Nord A/S	5,626
142	Orsted A/S(b)	10,863
107	Tryg A/S	3,267
158	Vestas Wind Systems A/S	14,278

		50,522

	Finland—1.8%
290	Fortum Oyj	6,123
324	Neste Oyj	10,690
5,460	Nokia Oyj	28,631

		45,444

	France—13.6%
4	Christian Dior SE	1,979
78	Dassault Systemes SE	12,330
396	Electricite de France S.A.	5,698
25	Hermes International	17,573
39	Kering S.A.	23,034
161	L’Oreal S.A.(c)	44,224
137	LVMH Moet Hennessy Louis Vuitton SE	53,592
136	Pernod Ricard S.A.	23,678
351	Peugeot S.A.	9,189
244	Safran S.A.	35,521
672	Sanofi	58,358
1,235	TOTAL S.A.	68,573

		353,749

	Germany—4.4%
569	Aroundtown S.A.	4,608
116	Deutsche Boerse AG	15,457
285	Deutsche Wohnen SE	12,798
1,422	E.ON SE	15,248
45	Hannover Rueck SE	6,778
39	MTU Aero Engines AG	9,165
492	RWE AG	12,555
38	RWE AG (Preference Shares)(a)	969
23	Sartorius AG (Preference Shares)	4,207
62	Symrise AG	5,955
317	Vonovia SE	15,799
77	Wirecard AG(c)	11,537

		115,076

	Hong Kong—2.8%
1,295	CLP Holdings Ltd.	14,683
1,864	HK Electric Investments & HK Electric Investments Ltd.(b)	1,825

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Hong Kong (continued)
3,335	HKT Trust & HKT Ltd.	$5,169
8,886	Hong Kong & China Gas Co. Ltd.	21,203
1,777	Link	20,725
1,101	NWS Holdings Ltd.	2,287
341	Swire Pacific Ltd., Class A	4,316
577	Swire Properties Ltd.	2,342

		72,550

	Ireland—0.3%
135	Glanbia PLC	2,480
38	ICON PLC(a)	5,190

		7,670

	Israel—1.3%
947	Bank Leumi Le-Israel BM	6,472
42	CyberArk Software Ltd.(a)	5,415
33	First International Bank of Israel Ltd.	828
748	Israel Chemicals Ltd.	3,957
936	Israel Discount Bank Ltd., Class A	3,644
47	Nice Ltd.(a)	6,479
78	Plus500 Ltd.	537
39	Wix.com Ltd.(a)	5,232

		32,564

	Italy—0.9%
396	Davide Campari-Milano SpA	3,988
104	Moncler SpA	4,262
275	Poste Italiane SpA(b)	2,931
1,264	Snam SpA	6,427
897	Terna Rete Elettrica Nazionale SpA	5,366
416	UnipolSai Assicurazioni SpA(c)	1,138

		24,112

	Japan—8.7%
1	Advance Residence Investment Corp.	2,788
552	Aeon Co. Ltd.	10,183
110	Alfresa Holdings Corp.	3,057
1,042	Astellas Pharma, Inc.	14,118
178	Bandai Namco Holdings, Inc.	8,470
120	Central Japan Railway Co.	25,745
537	Chubu Electric Power Co., Inc.	7,792
293	Chugoku Electric Power Co., Inc. (The)	3,491
190	Eisai Co. Ltd.	11,010
320	FamilyMart UNY Holdings Co. Ltd.	8,528
51	Fancl Corp.	1,511
1	Japan Prime Realty Investment Corp.	3,995
1	Japan Real Estate Investment Corp.	5,540
515	Kansai Electric Power Co., Inc. (The)	6,222
93	Keihan Holdings Co. Ltd.	3,945
80	Keio Corp.	4,813
118	Kikkoman Corp.	5,467
111	Kintetsu Group Holdings Co. Ltd.	4,918
302	Kyushu Electric Power Co., Inc.	2,920
105	Marui Group Co. Ltd.	2,128
127	Medipal Holdings Corp.	2,845
84	MonotaRO Co. Ltd.	1,932
1	Mori Trust Sogo REIT, Inc.	1,508
150	NEC Corp.	5,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P International Developed Momentum ETF (IDMO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Japan (continued)
1	Nippon Building Fund, Inc.	$6,438
112	Nissan Chemical Corp.	4,958
39	OBIC Co. Ltd.	4,503
2	ORIX JREIT, Inc.	3,511
33	Sankyo Co. Ltd.	1,299
133	SG Holdings Co. Ltd.	3,553
136	Skylark Holdings Co. Ltd.	2,238
755	Sojitz Corp.	2,596
46	Sotetsu Holdings, Inc.	1,270
129	Sumitomo Dainippon Pharma Co. Ltd.	2,838
60	Suzuken Co. Ltd.	3,448
34	Taisho Pharmaceutical Holdings Co. Ltd.	3,138
360	Terumo Corp.	10,819
52	TIS, Inc.	2,362
93	Toho Gas Co. Ltd.	3,824
743	Tokyo Electric Power Co. Holdings, Inc.(a)	4,189
216	Tokyo Gas Co. Ltd.	5,483
141	Toyo Seikan Group Holdings Ltd.	2,809
221	Unicharm Corp.	7,241
63	Zensho Holdings Co. Ltd.	1,416

		225,903

	Luxembourg—0.2%
294	SES S.A. FDR, Class A	4,998

	Netherlands—1.8%
1,145	Koninklijke Ahold Delhaize N.V.	27,537
261	Wolters Kluwer N.V.	18,188

		45,725

	New Zealand—0.8%
441	a2 Milk Co. Ltd.(a)	4,932
575	Auckland International Airport Ltd.	3,056
522	Contact Energy Ltd.	2,336
1,210	Meridian Energy Ltd.	3,276
1,343	Spark New Zealand Ltd.	3,287
75	Xero Ltd.(a)	2,875

		19,762

	Norway—1.5%
19	Aker ASA, Class A	1,296
68	Aker BP ASA	2,237
103	Austevoll Seafood ASA	1,195
566	DNO ASA	1,281
549	Equinor ASA	12,218
325	Leroy Seafood Group ASA	2,343
457	Mowi ASA	9,877
63	Salmar ASA	2,856
44	Schibsted ASA, Class A	1,152
64	TGS Nopec Geophysical Co. ASA	1,668
115	Tomra Systems ASA	3,455

		39,578

	Singapore—0.5%
209	BOC Aviation Ltd.(b)	1,798
2,221	CapitaLand Mall Trust	3,949
1,204	ComfortDelGro Corp. Ltd.	2,379
1,105	Mapletree Commercial Trust	1,567

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Singapore (continued)
963	Singapore Technologies Engineering Ltd.	$2,802

		12,495

	South Africa—0.7%
742	Anglo American PLC	19,166

	Spain—2.6%
153	ACS Actividades de Construccion y Servicios S.A.	7,018
286	Endesa S.A.	7,119
3,840	Iberdrola S.A.	34,849
380	Naturgy Energy Group S.A.	10,783
360	Red Electrica Corp. S.A.	7,458

		67,227

	Sweden—2.8%
83	AAK AB	1,347
270	Castellum AB	4,849
377	Elekta AB, Class B	4,461
314	Fabege AB	4,355
90	Fastighets AB Balder, Class B(a)	2,842
92	Hufvudstaden AB, Class A	1,531
74	Investment AB Latour, Class B(c)	1,047
152	Lundin Petroleum AB	4,969
366	Nibe Industrier AB, Class B	4,913
142	Swedish Match AB	6,910
154	Swedish Orphan Biovitrum AB(a)	2,802
285	Tele2 AB, Class B	3,798
2,816	Telefonaktiebolaget LM Ericsson, Class B	27,844

		71,668

	Switzerland—13.0%
1	Chocoladefabriken Lindt & Spruengli AG-PC	6,649
4	Givaudan S.A.	10,359
1,855	Nestle S.A.	178,492
521	Roche Holding AG	137,331
18	Roche Holding AG-BR	4,709

		337,540

	United Kingdom—16.8%
182	Admiral Group PLC	5,229
821	AstraZeneca PLC	61,285
9,897	BP PLC	72,123
245	Bunzl PLC	7,375
182	Coca-Cola European Partners PLC	9,753
912	Compass Group PLC	20,723
65	Croda International PLC	4,390
1,766	Diageo PLC	74,443
642	Experian PLC	18,622
3,179	GlaxoSmithKline PLC	65,207
980	J Sainsbury PLC	2,843
208	London Stock Exchange Group PLC	13,596
526	Ocado Group PLC(a)	9,343
677	Pearson PLC	7,327
1,132	RELX PLC	25,958
1,005	Rentokil Initial PLC	5,110
693	Segro PLC	6,129
555	Smith & Nephew PLC	10,712
411	United Utilities Group PLC	4,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P International Developed Momentum ETF (IDMO) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	United Kingdom (continued)
142	Whitbread PLC	$8,256
1,316	WM Morrison Supermarkets PLC	3,704

		436,569

	United States—1.9%
110	Atlassian Corp. PLC, Class A(a)	12,116
201	Bausch Health Cos., Inc.(a)	4,623
35	Mellanox Technologies Ltd.(a)	4,211
154	QIAGEN N.V.(a)	5,942
228	Waste Connections, Inc.	21,075

		47,967

	Total Common Stocks & Other Equity Interests (Cost $2,524,836)	2,574,665

	Money Market Fund—0.0%
849	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 2.32%(d) (Cost $849)	849

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,525,685)—99.3%	2,575,514

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds—2.1%
40,958	Invesco Government & Agency Portfolio—Institutional Class 2.34%(d)(e)	40,958
13,051	Invesco Liquid Assets Portfolio—Institutional Class, 2.48%(d)(e)	13,055

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,013)	54,013

	Total Investments in Securities (Cost $2,579,698)—101.4%	2,629,527

	Other assets less liabilities—(1.4)%	(37,406)

	Net Assets—100.0%	$2,592,121

Abbreviations:

BR—Bearer Shares

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $17,417, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

(This Page Intentionally Left Blank)

41

Statements of Assets and Liabilities

April 30, 2019

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)
Assets:
Unaffiliated investments in securities, at value(a)	$108,851,963	$12,669,339	$339,661,988	$7,308,507
Affiliated investments in securities, at value	3,124,398	253,761	690,497	1,584
Cash	—	—	—	—
Foreign currencies, at value	23,233	269	—	3,508
Deposits with brokers:
Cash segregated as collateral	—	—	—	—
Receivable for:
Investments sold	2,840,290	2	—	14
Dividends	528,393	40,865	1,195,945	10,051
Foreign tax reclaims	181,434	408	22,982	—
Securities lending	5,533	52	136	—
Shares sold	823	—	—	—

Total assets	115,556,067	12,964,696	341,571,548	7,323,664

Liabilities:
Due to custodian	80,399	—	—	4,422
Due to foreign custodian	—	—	5,550	—
Payable for:
Collateral upon return of securities loaned	3,124,398	62,770	512,551	—
Shares repurchased	2,847,201	—	—	—
Investments purchased	21,756	—	—	—
Collateral upon receipt of securities in-kind	—	—	—	—
Accrued unitary management fees	43,305	6,539	105,756	2,151
Accrued tax expense	—	6,560	—	14,053
Accrued expenses	476	—	—	—

Total liabilities	6,117,535	75,869	623,857	20,626

Net Assets	$109,438,532	$12,888,827	$340,947,691	$7,303,038

Net assets consist of:
Shares of beneficial interest	$112,822,511	$17,150,950	$404,021,711	$8,105,838
Distributable earnings	(3,383,979)	(4,262,123)	(63,074,020)	(802,800)

Net Assets	$109,438,532	$12,888,827	$340,947,691	$7,303,038

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,850,001	400,000	14,100,000	450,000
Net asset value	$28.43	$32.22	$24.18	$16.23

Market price	$28.36	$32.32	$24.21	$16.17

Unaffiliated investments in securities, at cost	$106,603,671	$11,928,241	$328,615,402	$7,160,135

Affiliated investments in securities, at cost	$3,124,398	$248,565	$690,497	$1,584

Foreign currencies (due to foreign custodian), at cost	$23,129	$306	$(5,392)	$3,495

(a) Includes securities on loan with an aggregate value of:	$2,417,290	$59,737	$489,390	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)

$9,653,002	$761,365,103	$2,574,665
62,607	23,920,853	54,862
—	517	—
2,521	285,497	316

—	1,606,435	—

3	21,224	2,016
38,045	2,583,889	3,175
13,124	1,021,979	12,203
595	31,563	51
—	4,825,579	—

9,769,897	795,662,639	2,647,288

1,565	—	—
—	—	—

62,607	23,035,513	54,013
—	4,826,228	—
823	—	5
—	1,606,435	—
2,392	163,543	644
—	—	—
—	5,854	505

67,387	29,637,573	55,167

$9,702,510	$766,025,066	$2,592,121

$9,865,388	$787,973,209	$4,093,093
(162,878)	(21,948,143)	(1,500,972)

$9,702,510	$766,025,066	$2,592,121

350,001	23,200,000	100,000
$27.72	$33.02	$25.92

$27.90	$33.13	$25.94

$9,605,814	$725,701,462	$2,524,836

$62,607	$23,920,853	$54,862

$2,519	$285,830	$311

$59,780	$21,518,384	$51,851

43

Statements of Operations

For the six months ended April 30, 2019

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)
Investment income:
Unaffiliated dividend income	$1,818,270	$196,354	$4,577,532	$81,287
Affiliated dividend income	1,404	2,235	4,528	4,685
Non-cash dividend income	108,473	398	—	—
Securities lending income	20,114	162	193	157
Foreign withholding tax	(233,662)	(19,992)	(532,759)	(2,912)

Total investment income	1,714,599	179,157	4,049,494	83,217

Expenses:
Unitary management fees	271,856	43,403	670,872	21,294
Professional fees	426	—	—	—

Total expenses	272,282	43,403	670,872	21,294

Less: Waivers	(103)	(1,322)	(238,858)	(8,995)

Net expenses	272,179	42,081	432,014	12,299

Net investment income	1,442,420	137,076	3,617,480	70,918

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,648,919)	(283,136)	(6,029,361)	(701,401	)(a)
Affiliated investment securities	—	—	—	(2,910)
Unaffiliated in-kind redemptions	5,289,041	—	—	(142,397)
Foreign currencies	(4,198)	(2,738)	(38,133)	(38,194)

Net realized gain (loss)	635,924	(285,874)	(6,067,494)	(884,902)

Change in net unrealized appreciation of:
Unaffiliated investment securities	5,904,194	1,188,417 (b)	23,203,716	1,259,946	(b)
Affiliated investment securities	—	24,194	—	72,992
Foreign currencies	(4,524)	(648)	(17,154)	535

Net change in unrealized appreciation	5,899,670	1,211,963	23,186,562	1,333,473

Net realized and unrealized gain	6,535,594	926,089	17,119,068	448,571

Net increase in net assets resulting from operations	$7,978,014	$1,063,165	$20,736,548	$519,489

(a)	Net of foreign taxes of $1,565.
(b)	Net of foreign taxes of $6,560 and $14,053, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)

$203,600	$12,523,528	$38,060
95	5,184	17
19,575	1,321,813	7,498
870	97,415	231
(17,973)	(1,316,411)	(3,703)

206,167	12,631,529	42,103

12,565	1,079,367	4,296
—	1,416	346

12,565	1,080,783	4,642

(8)	(308,740)	(1,227)

12,557	772,043	3,415

193,610	11,859,486	38,688

(206,635)	(17,442,873)	(84,079)
—	—	—
135,742	2,300,195	—
(1,411)	(31,947)	(148)

(72,304)	(15,174,625)	(84,227)

503,378	57,658,014	191,322
—	—	—
(290)	(8,844)	(121)

503,088	57,649,170	191,201

430,784	42,474,545	106,974

$624,394	$54,334,031	$145,662

45

Statements of Changes in Net Assets

For the six months ended April 30, 2019 and the year ended October 31, 2018

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)		Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)		Invesco S&P Emerging Markets Low Volatility ETF (EELV)
	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Operations:
Net investment income	$1,442,420	$2,776,910	$137,076	$347,980	$3,617,480	$18,502,822
Net realized gain (loss)	635,924	7,962,250	(285,874)	53,428	(6,067,494)	(25,851,646)
Net change in unrealized appreciation (depreciation)	5,899,670	(16,898,917)	1,211,963	(1,525,382)	23,186,562	(27,555,092)

Net increase (decrease) in net assets resulting from operations	7,978,014	(6,159,757)	1,063,165	(1,123,974)	20,736,548	(34,903,916)

Distributions to Shareholders from:
Distributable earnings	(925,160)	(3,583,648)	(143,740)	(340,324)	(6,754,375)	(13,296,285)

Shareholder Transactions:
Proceeds from shares sold	32,727,463	42,228,757	—	—	80,625,327	491,939,223
Value of shares repurchased	(39,600,209)	(57,331,420)	—	—	—	(476,665,178)
Transaction fees	—	—	—	—	69,843	1,364,568

Net increase (decrease) in net assets resulting from shares transactions	(6,872,746)	(15,102,663)	—	—	80,695,170	16,638,613

Increase (Decrease) in Net Assets	180,108	(24,846,068)	919,425	(1,464,298)	94,677,343	(31,561,588)

Net Assets:
Beginning of period	109,258,424	134,104,492	11,969,402	13,433,700	246,270,348	277,831,936

End of period	$109,438,532	$109,258,424	$12,888,827	$11,969,402	$340,947,691	$246,270,348

Changes in Shares Outstanding:
Shares sold	1,200,000	1,400,000	—	—	3,400,000	18,650,000
Shares repurchased	(1,400,000)	(1,900,000)	—	—	—	(19,250,000)
Shares outstanding, beginning of period	4,050,001	4,550,001	400,000	400,000	10,700,000	11,300,000

Shares outstanding, end of period	3,850,001	4,050,001	400,000	400,000	14,100,000	10,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P Emerging Markets Momentum ETF (EEMO)		Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)		Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018	Six Months Ended April 30, 2019	Year Ended October 31, 2018

$70,918	$2,583,106	$193,610	$233,979	$11,859,486	$19,046,734	$38,688	$61,329
(884,902)	53,880,516	(72,304)	75,060	(15,174,625)	13,800,933	(84,227)	54,435
1,333,473	(50,032,353)	503,088	(482,211)	57,649,170	(52,985,762)	191,201	(360,106)

519,489	6,431,269	624,394	(173,172)	54,334,031	(20,138,095)	145,662	(244,342)

(1,105,924)	(18,109,850)	(130,951)	(253,963)	(8,781,507)	(23,013,425)	(39,656)	(66,579)

—	128,276,185	5,320,578	4,310,452	204,614,683	266,538,390	—	1,435,481
(5,038,424)	(495,089,841)	(1,349,844)	(2,903,044)	(22,071,433)	(254,581,165)	—	(1,434,155)
4,080	429,939	—	—	—	—	—	—

(5,034,344)	(366,383,717)	3,970,734	1,407,408	182,543,250	11,957,225	—	1,326

(5,620,779)	(378,062,298)	4,464,177	980,273	228,095,774	(31,194,295)	106,006	(309,595)

12,923,817	390,986,115	5,238,333	4,258,060	537,929,292	569,123,587	2,486,115	2,795,710

$7,303,038	$12,923,817	$9,702,510	$5,238,333	$766,025,066	$537,929,292	$2,592,121	$2,486,115

—	6,050,000	200,000	150,000	6,450,000	8,000,000	—	50,000
(300,000)	(24,050,000)	(50,000)	(100,000)	(700,000)	(7,650,000)	—	(50,000)
750,000	18,750,000	200,001	150,001	17,450,000	17,100,000	100,000	100,000

450,000	750,000	350,001	200,001	23,200,000	17,450,000	100,000	100,000

47

Financial Highlights

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,		For the Period November 4, 2015(a) Through October 31, 2016
			2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$26.98		$29.47	$25.09	$24.92
Net investment income(b)	0 .32		0.67	0.64	0.54
Net realized and unrealized gain (loss) on investments	1 .33		(2.30)	4.45	0.03
Total from investment operations	1.65		(1.63)	5.09	0.57
Distributions to shareholders from:
Net investment income	(0.20)		(0.86)	(0.71)	(0.40)
Net asset value at end of period	$28.43		$26.98	$29.47	$25.09
Market price at end of period(c)	$28.36		$26.86	$29.44	$25.20
Net Asset Value Total Return(d)	6.18%		(5.81)%	20.63%	2.33	%(e)
Market Price Total Return(d)	6.39%		(6.12)%	19.98%	2.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$109,439		$109,258	$134,104	$146,797
Ratio to average net assets of:
Expenses	0.45	%(f)	0.45%	0.45%	0.45	%(f)
Net investment income	2.39	%(f)	2.23%	2.38%	2.22	%(f)
Portfolio turnover rate(g)	32%		50%	39%	59%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 2.17%. The market price total return from Fund Inception to October 31, 2016 was 2.16%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$29.92		$33.58	$29.16	$27.68	$34.14	$34.43
Net investment income(a)	0.34		0.87	0.58	0.56	0.71	0.64
Net realized and unrealized gain (loss) on investments	2.32		(3.68)	4.39	1.56	(6.53)	(0.31)
Total from investment operations	2.66		(2.81)	4.97	2.12	(5.82)	0.33
Distributions to shareholders from:
Net investment income	(0.36)		(0.85)	(0.55)	(0.64)	(0.64)	(0.62)
Net asset value at end of period	$32.22		$29.92	$33.58	$29.16	$27.68	$34.14
Market price at end of period(b)	$32.32		$29.83
Net Asset Value Total Return(c)	8.96%		(8.57)%	17.14%	7.80%	(17.21)%	0.99%
Market Price Total Return(c)	9.63%		(8.76)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,889		$11,969	$13,434	$11,666	$11,072	$13,654
Ratio to average net assets of:
Expenses, after Waivers(d)	0.68	%(e)	0.65%	0.66%	0.66%	0.64%	0.60%
Expenses, prior to Waivers(d)	0.70	%(e)	0.70%	0.71%	0.71%	0.70%	0.70%
Net investment income, after Waivers	2.21	%(e)	2.59%	1.86%	2.07%	2.26%	1.86%
Portfolio turnover rate(f)	12%		51%	23%	11%	99%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights (continued)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$23.02		$24.59	$22.27	$22.31	$27.37	$28.59
Net investment income(a)	0.28		1.04	0.63	0.57	0.69	0.75
Net realized and unrealized gain (loss) on investments	1.43		(1.68)	2.29	(0.14)	(5.11)	(1.26)
Total from investment operations	1.71		(0.64)	2.92	0.43	(4.42)	(0.51)
Distributions to shareholders from:
Net investment income	(0.56)		(1.01)	(0.61)	(0.49)	(0.66)	(0.72)
Transaction fees(a)	0.01		0.08	0.01	0.02	0.02	0.01
Net asset value at end of period	$24.18		$23.02	$24.59	$22.27	$22.31	$27.37
Market price at end of period(b)	$24.21		$23.03	$24.63	$22.15	$22.13	$27.24
Net Asset Value Total Return(c)	7.64%		(2.54)%	13.30%	2.12%	(16.21)%	(1.74)%
Market Price Total Return(c)	7.73%		(2.60)%	14.09%	2.39%	(16.48)%	(2.11)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$340,948		$246,270	$277,832	$269,478	$176,244	$238,096
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income, after Waivers	2.43	%(d)	4.12%	2.74%	2.60%	2.78%	2.72%
Portfolio turnover rate(e)	36%		125%	81%	73%	89%	82%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P Emerging Markets Momentum ETF (EEMO)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018		2017		2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$17.23		$20.85		$15.87		$16.20	$21.70	$22.11
Net investment income(a)	0.12		0.27	(b)	0.40		0.22	0.52	0.47
Net realized and unrealized gain (loss) on investments	0.88		(3.03)		4.70		(0.23)	(5.69)	(0.43)
Total from investment operations	1.00		(2.76)		5.10		(0.01)	(5.17)	0.04
Distributions to shareholders from:
Net investment income	(0.16)		(0.14)		(0.37)		(0.32)	(0.33)	(0.45)
Net realized gains	(1.85)		(0.76)		—		—	—	—
Total distributions	(2.01)		(0.90)		(0.37)		(0.32)	(0.33)	(0.45)
Transaction fees(a)	0.01		0.04		0.25		—	—	—
Net asset value at end of period	$16.23		$17.23		$20.85		$15.87	$16.20	$21.70
Market price at end of period(c)	$16.17		$17.18		$20.96		$15.84	$16.09	$21.56
Net Asset Value Total Return(d)	6.94%		(13.66)%		34.38%		0.17%	(24.15)%	0.22%
Market Price Total Return(d)	6.85%		(14.35)%		35.37%		0.69%	(24.18)%	0.52%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,303		$12,924		$390,986		$1,587	$1,620	$6,510
Ratio to average net assets of:
Expenses, after Waivers	0.26	%(f)	0.27	%(e)	0.27	%(e)	0.28%	0.29%	0.29%
Expenses, prior to Waivers	0.45	%(f)	0.45	%(e)	0.45	%(e)	0.45%	0.45%	0.45%
Net investment income, after Waivers	1.50	%(f)	1.26	%(b)	2.16%		1.44%	2.52%	2.21%
Portfolio turnover rate(g)	61%		140%		111%		182%	134%	127%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distributions are $0.17 and 0.83%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights (continued)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	For the Period November 29, 2016(a) Through October 31, 2017

Per Share Operating Performance:
Net asset value at beginning of period	$26.19		$28.39	$25.19
Net investment income(b)	0.61		1.27	1.02
Net realized and unrealized gain (loss) on investments	1.34		(2.09)	3.16
Total from investment operations	1.95		(0.82)	4.18
Distributions to shareholders from:
Net investment income	(0.42)		(1.38)	(0.98)
Net asset value at end of period	$27.72		$26.19	$28.39
Market price at end of period(c)	$27.90		$26.41	$28.60
Net Asset Value Total Return(d)	7.56%		(3.11)%	16.70	%(e)
Market Price Total Return(d)	7.35%		(3.06)%	17.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,703		$5,238	$4,258
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.30	%(f)
Net investment income	4.62	%(f)	4.51%	4.00	%(f)
Portfolio turnover rate(g)	33%		65%	72%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to October 31, 2017 was 17.22%. The market price total return from Fund Inception to October 31, 2017 was 18.16%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco S&P International Developed Low Volatility ETF (IDLV)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$30.83		$33.28	$29.32	$29.99	$31.75	$31.54
Net investment income(a)	0.60		1.08	1.00	0.99	1.02	1.09
Net realized and unrealized gain (loss) on investments	2.06		(2.22)	4.04	(0.55)	(1.86)	0.13
Total from investment operations	2.66		(1.14)	5.04	0.44	(0.84)	1.22
Distributions to shareholders from:
Net investment income	(0.47)		(1.31)	(1.08)	(1.11)	(0.92)	(1.01)
Net asset value at end of period	$33.02		$30.83	$33.28	$29.32	$29.99	$31.75
Market price at end of period(b)	$33.13		$30.76	$33.29	$29.38	$29.90	$32.01
Net Asset Value Total Return(c)	8.76%		(3.62)%	17.59%	1.56%	(2.69)%	3.89%
Market Price Total Return(c)	9.37%		(3.87)%	17.38%	2.07%	(3.78)%	4.29%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$766,025		$537,929	$569,124	$384,137	$313,428	$263,546
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income, after Waivers	3.85	%(d)	3.26%	3.19%	3.33%	3.32%	3.41%
Portfolio turnover rate(e)	34%		65%	69%	56%	66%	61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights (continued)

Invesco S&P International Developed Momentum ETF (IDMO)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.86		$27.96	$23.57	$25.85	$27.75	$29.00
Net investment income(a)	0.39		0.61	0.71	0.51	0.69	0.49
Net realized and unrealized gain (loss) on investments	1.07		(3.04)	4.49	(2.30)	(2.13)	(1.02)
Total from investment operations	1.46		(2.43)	5.20	(1.79)	(1.44)	(0.53)
Distributions to shareholders from:
Net investment income	(0.40)		(0.67)	(0.81)	(0.49)	(0.46)	(0.72)
Net asset value at end of period	$25.92		$24.86	$27.96	$23.57	$25.85	$27.75
Market price at end of period(b)	$25.94		$24.78	$27.80	$23.51	$25.74	$28.12
Net Asset Value Total Return(c)	6.05%		(8.95)%	22.57%	(6.92)%	(5.34)%	(2.06)%
Market Price Total Return(c)	6.49%		(8.70)%	22.19%	(6.77)%	(6.99)%	(1.15)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,592		$2,486	$2,796	$3,535	$3,877	$6,936
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(d)	0.25%	0.26%	0.26%	0.26%	0.26%
Expenses, prior to Waivers	0.38	%(d)	0.35%	0.36%	0.36%	0.36%	0.36%
Net investment income, after Waivers	3.15	%(d)	2.21%	2.87%	2.13%	2.42%	1.68%
Portfolio turnover rate(e)	58%		123%	134%	198%	98%	109%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2019

(Unaudited)

Note 1—Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	“FTSE International Low Beta Equal Weight ETF”
Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)	“MSCI Emerging Markets Equal Country Weight ETF”
Invesco S&P Emerging Markets Low Volatility ETF (EELV)	“S&P Emerging Markets Low Volatility ETF”
Invesco S&P Emerging Markets Momentum ETF (EEMO)	“S&P Emerging Markets Momentum ETF”
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	“S&P International Developed High Dividend Low Volatility ETF”
Invesco S&P International Developed Low Volatility ETF (IDLV)	“S&P International Developed Low Volatility ETF”
Invesco S&P International Developed Momentum ETF (IDMO)	“S&P International Developed Momentum ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE International Low Beta Equal Weight ETF which are listed and traded on The Nasdaq Stock Market and Shares of S&P International Developed High Dividend Low Volatility ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index
FTSE International Low Beta Equal Weight ETF	FTSE Developed ex-U.S. Low Beta Equal Weight Index
MSCI Emerging Markets Equal Country Weight ETF	MSCI Emerging Markets Equal Country Weighted Index
S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index
S&P International Developed High Dividend Low Volatility ETF	S&P EPAC Ex-Korea Low Volatility High Dividend Index
S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index
S&P International Developed Momentum ETF	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap IndexTM

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation — Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”), if any, of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set

52

by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and possibly face

53

trading halts and/or delisting. This risk may be heightened for the Funds because the Funds invest in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect the Fund.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. MSCI Emerging Markets Equal Country Weight ETF and S&P International Developed High Dividend Low Volatility ETF are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Momentum Investing Risk. For S&P Emerging Markets Momentum ETF and S&P International Developed Momentum ETF, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum

54

can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Sampling Risk. For MSCI Emerging Markets Equal Country Weight ETF and S&P Emerging Markets Momentum ETF, the use of a representative sampling approach in certain countries may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C.

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D. Country Determination — For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E. Dividends and Distributions to Shareholders — Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F. Federal Income Taxes — Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses — Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

55

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications — Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

K.

Securities Lending — During the six-month period ended April 30, 2019, each fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

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Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

	% of Average Daily Net Assets
FTSE International Low Beta Equal Weight ETF	0.45%
MSCI Emerging Markets Equal Country Weight ETF	0.70%
S&P Emerging Markets Low Volatility ETF	0.45	%*
S&P Emerging Markets Momentum ETF	0.45	%*
S&P International Developed High Dividend Low Volatility ETF	0.30%
S&P International Developed Low Volatility ETF	0.35	%**
S&P International Developed Momentum ETF	0.35	%**

*

The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2021. After giving effect to such waiver, the Fund’s net unitary management fee is 0.29% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2021. The fee waiver agreement cannot be terminated during its term.

**The

Adviser has agreed to waive a portion of its unitary management fee through February 28, 2021. After giving effect to such waiver, the Fund’s net unitary management fee is 0.25% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2021. The fee waiver agreement cannot be terminated during its term.

The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the MSCI Emerging Markets Equal Country Weight ETF (including acquired fund fees and expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least April 6, 2020, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Further, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

FTSE International Low Beta Equal Weight ETF	$103
MSCI Emerging Markets Equal Country Weight ETF	1,322
S&P Emerging Markets Low Volatility ETF	238,858
S&P Emerging Markets Momentum ETF	8,995
S&P International Developed High Dividend Low Volatility ETF	8
S&P International Developed Low Volatility ETF	308,740
S&P International Developed Momentum ETF	1,227

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
FTSE International Low Beta Equal Weight ETF	FTSE International Ltd.
MSCI Emerging Markets Equal Country Weight ETF	MSCI Inc.
S&P Emerging Markets Low Volatility ETF	S&P Dow Jones Indices LLC
S&P Emerging Markets Momentum ETF	S&P Dow Jones Indices LLC
S&P International Developed High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P International Developed Low Volatility ETF	S&P Dow Jones Indices LLC
S&P International Developed Momentum ETF	S&P Dow Jones Indices LLC

57

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4—Investments in Affiliates

The Adviser serves as the adviser for Invesco India ETF, and therefore Invesco India ETF is considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the six-month period ended April 30, 2019.

MSCI Emerging Markets Equal Country Weight ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2019	Dividend Income
Invesco India ETF	$154,350	$823	$—	$24,194	$—	$179,367	$1,937

S&P Emerging Markets Momentum ETF

	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2019	Dividend Income
Invesco India ETF*	$547,854	$—	$(617,936)	$72,992	$(2,910)	$—	$4,208

*	At April 30, 2019, this security was no longer held.

Note 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
MSCI Emerging Markets Equal Country Weight ETF
Equity Securities	$12,921,503	$—	$1,597	$12,923,100

S&P Emerging Markets Low Volatility ETF
Equity Securities	$340,352,485	$—	$0	$340,352,485

Note 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for

58

distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2018, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
FTSE International Low Beta Equal Weight ETF	$—	$3,116,712	$2,920,667	$6,037,379
MSCI Emerging Markets Equal Country Weight ETF	18,800	1,261,129	3,424,510	4,704,439
S&P Emerging Markets Low Volatility ETF	—	44,510,181	22,777,771	67,287,952
S&P Emerging Markets Momentum ETF	—	—	—	—
S&P International Developed High Dividend Low Volatility ETF	—	106,052	48,089	154,141
S&P International Developed Low Volatility ETF	—	26,898,755	13,029,678	39,928,433
S&P International Developed Momentum ETF	—	1,014,700	463,341	1,478,041

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7—Investment Transactions

For the six-month period ended April 30, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
FTSE International Low Beta Equal Weight ETF	$39,547,577	$38,493,750
MSCI Emerging Markets Equal Country Weight ETF	1,468,353	1,507,038
S&P Emerging Markets Low Volatility ETF	150,393,339	106,841,517
S&P Emerging Markets Momentum ETF	5,748,205	9,296,070
S&P International Developed High Dividend Low Volatility ETF	3,001,963	2,694,673
S&P International Developed Low Volatility ETF	211,226,789	211,227,000
S&P International Developed Momentum ETF	1,428,177	1,429,999

For the six-month period ended April 30, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
FTSE International Low Beta Equal Weight ETF	$29,591,696	$37,345,106
MSCI Emerging Markets Equal Country Weight ETF	—	—
S&P Emerging Markets Low Volatility ETF	32,576,310	—
S&P Emerging Markets Momentum ETF	—	2,525,032
S&P International Developed High Dividend Low Volatility ETF	5,314,424	1,619,176
S&P International Developed Low Volatility ETF	204,561,570	22,071,239
S&P International Developed Momentum ETF	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

59

At April 30, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost
FTSE International Low Beta Equal Weight ETF	$8,745,520	$(7,532,597)	$1,212,923	$110,763,438
MSCI Emerging Markets Equal Country Weight ETF	1,935,008	(1,237,770)	697,238	12,225,862
S&P Emerging Markets Low Volatility ETF	24,915,873	(16,680,525)	8,235,348	332,117,137
S&P Emerging Markets Momentum ETF	412,928	(345,860)	67,068	7,243,023
S&P International Developed High Dividend Low Volatility ETF	337,383	(361,271)	(23,888)	9,739,497
S&P International Developed Low Volatility ETF	48,571,558	(20,400,125)	28,171,433	757,114,523
S&P International Developed Momentum ETF	144,622	(94,959)	49,663	2,579,864

Note 8—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9—Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for MSCI Emerging Markets Equal Country Weight ETF). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

60

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.

In addition to the fees and expenses which the Invesco MSCI Emerging Markets Equal Country Weight ETF and the Invesco S&P Emerging Markets Momentum ETF (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return. Notwithstanding the foregoing, Invesco Capital Management LLC has agreed to waive a portion of its unitary management fee to the extent necessary to prevent the MSCI Emerging Markets Equal Country Weight ETF’s operating expenses (including acquired fund fees and expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets per year through at least April 6, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco FSTE International Low Beta Equal Weight ETF (IDLB)
Actual	$1,000.00	$1,061.80	0.45%	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
Invesco MSCI Emerging Markets Equal Country Weight ETF (EWEM)
Actual	1,000.00	1,089.55	0.68	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.68	3.41

61

Calculating your ongoing Fund expenses (continued)

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
Actual	$1,000.00	$1,076.40	0.29%	$1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco S&P Emerging Markets Momentum ETF (EEMO)
Actual	1,000.00	1,069.40	0.26	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.26	1.30
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Actual	1,000.00	1,075.60	0.30	1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
Invesco S&P International Developed Low Volatility ETF (IDLV)
Actual	1,000.00	1,087.60	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
Invesco S&P International Developed Momentum ETF (IDMO)
Actual	1,000.00	1,060.50	0.28	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

62

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2019, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 73 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco DWA Tactical Multi-Asset Income ETF

Invesco DWA Tactical Sector Rotation ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco LadderRite 0-5 Year Corporate Bond ETF

Invesco MSCI Emerging Markets Equal Country Weight ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500 Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500 Momentum ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P High Income Infrastructure ETF

Invesco S&P International Developed High Dividend Low Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco Senior Loan ETF

Invesco Shipping ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free Weekly ETF

Also at the April 11, 2019 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

63

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationships with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2018, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that such Funds’ performance prior to the closing of the Transaction on April 6, 2018 is that of their predecessor Guggenheim ETFs. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year, five-year and since-inception periods for Invesco Global Short Term High Yield Bond ETF and the one-year, ten-year and since-inception periods for Invesco VRDO Tax-Free Weekly ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco Global Short Term High Yield Bond ETF’s and Invesco VRDO Tax-Free Weekly ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for each Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

0.04%:	Invesco PureBetaTM MSCI USA ETF

0.05%:	Invesco PureBetaTM US Aggregate Bond ETF

0.06%:	Invesco PureBetaTM MSCI USA Small Cap ETF

0.07%:	Invesco PureBetaTM 0-5 Yr US TIPS ETF, Invesco PureBetaTM FTSE Developed ex-North America ETF

0.08%:	Invesco Treasury Collateral ETF

0.10%:	Invesco S&P 500 Minimum Variance ETF (the Trustees noted that, prior to April 20, 2018, Invesco S&P 500 Minimum Variance ETF’s unitary advisory fee was 0.13%)

0.13%:	Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

0.14%:	Invesco PureBetaTM FTSE Emerging Markets ETF

64

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.15%:	Invesco DWA Tactical Sector Rotation ETF

0.20%:	Invesco Russell 1000 Equal Weight ETF

0.22%:	Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco LadderRite 0-5 Year Corporate Bond ETF

0.25%:	Invesco 1-30 Laddered Treasury ETF, Invesco DWA Tactical Multi-Asset Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free Weekly ETF

0.28%:	Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

0.29%:	Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

0.30%:	Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

0.35%:	Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF

0.45%:	Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P High Income Infrastructure ETF

0.49%:	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

0.50%:	Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

0.55%:	Invesco International BuyBack AchieversTM ETF

0.60%:	Invesco DWA SmallCap Momentum ETF

0.65%:	Invesco Senior Loan ETF, Invesco Shipping ETF

0.70%:	Invesco China Technology ETF, Invesco MSCI Emerging Markets Equal Country Weight ETF

0.75%:	Invesco Global Clean Energy ETF, Invesco Global Water ETF

0.80%:	Invesco DWA Developed Markets Momentum ETF

0.90%:	Invesco DWA Emerging Markets Momentum ETF

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that it provides sub-advisory services to other clients.. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were equal to or lower than the median net expense ratios of their open-end actively-managed peer funds.

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF		X	X
Invesco DWA Tactical Multi-Asset Income ETF	N/A	N/A	X

65

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco DWA Tactical Sector Rotation ETF	X	N/A	N/A
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X	X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		N/A	X
Invesco Global Short Term High Yield Bond ETF	X	X	X
Invesco Global Water ETF		N/A	X
Invesco International BuyBack AchieversTM ETF			X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco LadderRite 0-5 Year Corporate Bond ETF			X
Invesco MSCI Emerging Markets Equal Country Weight ETF			X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaTM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaTM FTSE Developed ex-North America ETF	X	X	X
Invesco PureBetaTM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaTM MSCI USA ETF	X	X	X
Invesco PureBetaTM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaTM US Aggregate Bond ETF	X		X
Invesco Russell 1000 Enhanced Equal Weight ETF			X
Invesco Russell 1000 Equal Weight ETF	X	X	X
Invesco Russell 1000 Low Beta Equal Weight ETF			X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500 High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X	X	X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF	X	X	X
Invesco S&P Emerging Markets Low Volatility ETF	X	X	X
Invesco S&P Emerging Markets Momentum ETF	X	X	X
Invesco S&P High Income Infrastructure ETF	X	N/A	X

66

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Invesco Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median[3]
Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X	X	X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco Senior Loan ETF		X	X
Invesco Shipping ETF			X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free Weekly ETF		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

[3]

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end active fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco International Corporate Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Senior Loan ETF, Invesco Taxable Municipal Bond ETF and Invesco VRDO Tax-Free Weekly ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees considered that the Adviser had agreed to waive a portion of its unitary advisory fee, at least until February 28, 2021, for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF. The Trustees further considered that the Adviser had agreed to waive a portion of its unitary advisory fee, until April 6, 2020, to the extent necessary to prevent Invesco MSCI Emerging Markets Equal Country Weight ETF’s operating expenses (including acquired fund fees and expenses, but excluding interest expenses, brokerage commissions and other trading expenses, taxes and litigation expenses, and extraordinary expenses) from exceeding the unitary advisory fee.

67

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees determined that each Fund’s unitary advisory fee was reasonable, noting the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 11, 2019. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc. and Invesco Advisers, Inc. and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

68

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that Invesco Advisers, Inc. noted that it receives management fees from money market funds into which the Funds’ excess cash may be invested. The Trustees noted that the Adviser waives its fees on assets invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ assets invested in the money market funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

69

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Form N-Qs (or any successor Form) will be available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-12	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee (the “Audit Committee”) of the Registrant’s Board of Trustees (the “Board”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments will become effective and supersede the no-action letter 90 days after publication in the Federal Register.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5)

the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

During the reporting period, PwC advised the Registrant’s Audit Committee of the following matter for consideration under the SEC’s independence rules. PwC advised the Audit Committee that a PwC Partner through her spouse’s equivalent brokerage account held a financial interests in an investment company within the Invesco Fund Complex that was inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investment, the individual was not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the individual did not provide any services to the Registrant and did not provide any consultation to the audit engagement team and the investment was not material to the net worth of the individual or her immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by this matter as it relates to the audit of the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	July 8, 2019

By:	/s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date:	July 8, 2019